UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

Kurt W. Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: August 31

Date of reporting period: August 31, 2014

Item 1. Reports to Stockholders

VALIC Company II

Annual Report, August 31, 2014

SAVING : INVESTING : PLANNING

VALIC Company II

ANNUAL REPORT AUGUST 31, 2014

VALIC Company II

PRESIDENT’S LETTER (unaudited)

Dear Valued Investor:

We are pleased to provide you with the following Annual Report for VALIC Company II. The report contains the investment portfolio information and the financial statements of VALIC Company II for the twelve-month period ended August 31, 2014. We encourage you to carefully read this report and hope you find it informative and helpful.

Global equity markets generally posted solid returns for the reporting period driven, in part, by the continuing recovery of most major economies and the on-going monetary support and stimulus measures provided by world governments and central banks. The United States saw domestic equity markets rise to levels not seen in recent years propelled by higher-than-expected corporate earnings and other improving fundamentals. The S&P 500® Index*, for example, closed the reporting period at 2,003.37, a record high up to that date. And for the entire reporting period, it returned an impressive 25.25%.

International equity markets, predominately in Europe, also reported steady gains. The MSCI EAFE Index (net)**, designed to measure the equity market performance of developed markets (Europe, Australasia, Far East), excluding the U.S. and Canada, returned a healthy 16.44% for the reporting period. These gains were assisted to some degree through the efforts of the stimulus program of the European Central Bank (ECB) known as Outright Monetary Policy, under which the ECB makes purchases of certain bonds issued by Eurozone member states.

The U.S. bond market advanced over the reporting period as well but at a more modest pace. Bonds advanced in part as investors favored U.S. Treasuries amid elevated geopolitical concerns. The Barclays U.S. Aggregate Bond Index***, a broad measure of this market, posted a total return of 5.66% for the twelve-month reporting period.

These favorable results were achieved in spite of some serious geopolitical headwinds, including the crisis in Ukraine, the rise of ISIS and continuing war in Syria and other parts of the Middle East. In addition, the announcement by the U.S. Federal Reserve that it would end in October 2014 the $85 billion per month bond buying program, known as quantitative easing (QE), created additional uncertainties both at home and overseas on how investment markets would react once QE did in fact wind down.

Planning for your financial future in such an uncertain world should be a top priority. Your investment with VALIC Company II is an important step to help you reach your long-term financial goals. Another important step, we believe, is to meet with your financial advisor periodically to ensure that you maintain a diversified portfolio appropriate for your goals and risk tolerance.

We appreciate being part of your investment program and thank you for your ongoing confidence in us. We look forward to helping you meet your investment goals in the years ahead.

Sincerely,

Kurt W. Bernlohr, President

VALIC Company II

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is comprised of the MSCI country indices that represent developed markets outside of North America, Europe, Australasia and the Far East. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
***	The Barclays U.S. Aggregate Bond Index is a broad based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market that includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBC (agency and non-agency).

Indices are not managed and an investor cannot invest directly into an index. Past performance of an index does not guarantee the future performance of any investment.

VALIC Company II

EXPENSE EXAMPLE — August 31, 2014 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company II (“VC II”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at March 1, 2014 and held until August 31, 2014. Shares of VC II are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Plan Accounts (“IRA”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA documents for more details on the fees associated with the Variable Contract, Plans or IRA’s.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended August 31, 2014” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended August 31, 2014” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans and IRA’s, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended August 31, 2014” column would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended August 31, 2014” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended August 31, 2014” column would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company II

EXPENSE EXAMPLE — August 31, 2014 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at March 1, 2014	Ending Account Value Using Actual Return at August 31, 2014	Expenses Paid During the Six Months Ended August 31, 2014*	Beginning Account Value at March 1, 2014	Ending Account Value Using a Hypothetical 5% Assumed Return at August 31, 2014	Expenses Paid During the Six Months Ended August 31, 2014*	Annualized Expense Ratio*
Aggressive Growth Lifestyle#	$1,000.00	$1,045.23	$0.52	$1,000.00	$1,024.70	$0.51	0.10%
Capital Appreciation#	$1,000.00	$1,014.79	$4.32	$1,000.00	$1,020.92	$4.33	0.85%
Conservative Growth Lifestyle#	$1,000.00	$1,039.14	$0.51	$1,000.00	$1,024.70	$0.51	0.10%
Core Bond#	$1,000.00	$1,028.80	$3.94	$1,000.00	$1,021.32	$3.92	0.77%
High Yield Bond#	$1,000.00	$1,023.92	$4.90	$1,000.00	$1,020.37	$4.89	0.96%
International Opportunities#	$1,000.00	$986.36	$5.01	$1,000.00	$1,020.16	$5.09	1.00%
Large Cap Value#	$1,000.00	$1,071.25	$4.23	$1,000.00	$1,021.12	$4.13	0.81%
Mid Cap Growth#	$1,000.00	$979.11	$4.24	$1,000.00	$1,020.92	$4.33	0.85%
Mid Cap Value#	$1,000.00	$1,049.29	$5.42	$1,000.00	$1,019.91	$5.35	1.05%
Moderate Growth Lifestyle#	$1,000.00	$1,041.98	$0.51	$1,000.00	$1,024.70	$0.51	0.10%
Money Market II#	$1,000.00	$1,000.05	$0.66	$1,000.00	$1,024.55	$0.66	0.13%
Small Cap Growth#	$1,000.00	$918.60	$5.61	$1,000.00	$1,019.36	$5.90	1.16%
Small Cap Value#	$1,000.00	$1,029.72	$4.86	$1,000.00	$1,020.42	$4.84	0.95%
Socially Responsible#	$1,000.00	$1,089.75	$2.95	$1,000.00	$1,022.38	$2.85	0.56%
Strategic Bond	$1,000.00	$1,039.67	$4.47	$1,000.00	$1,020.82	$4.43	0.87%

*	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administration fees charged by your Plan sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended August 31, 2014” and the “Annualized Expense Ratio” would have been higher.

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2014 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	58.3%
International Equity Investment Companies	23.7
Fixed Income Investment Companies	12.4
Real Estate Investment Companies	5.6

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 58.3%
VALIC Co. I Blue Chip Growth Fund	1,631,602	$29,450,418
VALIC Co. I Dividend Value Fund	1,769,440	24,064,385
VALIC Co. I Mid Cap Index Fund	897,710	25,593,715
VALIC Co. I Mid Cap Strategic Growth Fund	380,028	6,513,673
VALIC Co. I Nasdaq-100 Index Fund	1,890,445	18,034,846
VALIC Co. I Science & Technology Fund	684,850	18,497,800
VALIC Co. I Small Cap Index Fund	932,060	19,731,706
VALIC Co. I Small Cap Special Values Fund	607,707	8,708,436
VALIC Co. I Stock Index Fund	1,700,012	61,608,422
VALIC Co. I Value Fund	120,958	1,792,600
VALIC Co. II Capital Appreciation Fund	1,009,594	16,032,354
VALIC Co. II Large Cap Value Fund	400,874	7,047,372
VALIC Co. II Mid Cap Growth Fund	758,968	7,688,350
VALIC Co. II Mid Cap Value Fund	1,182,418	29,737,808
VALIC Co. II Small Cap Growth Fund	467,029	7,598,566
VALIC Co. II Small Cap Value Fund	1,002,683	16,694,674

Total Domestic Equity Investment Companies
(cost $232,722,011)		298,795,125

Fixed Income Investment Companies — 12.4%
VALIC Co. I Government Securities Fund	328,833	3,554,689
VALIC Co. I Inflation Protected Fund	108,132	1,235,949
VALIC Co. II Core Bond Fund	2,619,135	29,046,205
VALIC Co. II High Yield Bond Fund	1,738,363	13,785,216
VALIC Co. II Strategic Bond Fund	1,331,727	15,674,422

Total Fixed Income Investment Companies
(cost $62,412,933)		63,296,481

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 23.7%
VALIC Co. I Emerging Economies Fund	3,041,706	$26,219,503
VALIC Co. I Foreign Value Fund	2,998,534	34,303,227
VALIC Co. I International Equities Index Fund	4,334,068	31,812,058
VALIC Co. I International Growth Fund	1,559,539	21,927,119
VALIC Co. II International Opportunities Fund	467,888	7,252,270

Total International Equity Investment Companies
(cost $111,863,393)		121,514,177

Real Estate Investment Companies — 5.6%
VALIC Co. I Global Real Estate Fund
(cost $25,409,608)	3,215,615	28,522,503

TOTAL INVESTMENTS
(cost $432,407,945)(2)	100.0%	512,128,286
Liabilities in excess of other assets	(0.0)	(15,300)

NET ASSETS —	100.0%	$512,112,986

#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$298,795,125	$—	$—	$298,795,125
Fixed Income Investment Companies	63,296,481	—	—	63,296,481
International Equity Investment Companies	121,514,177	—	—	121,514,177
Real Estate Investment Companies	28,522,503	—	—	28,522,503

Total	$512,128,286	$—	$—	$512,128,286

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Capital Appreciation Fund

PORTFOLIO PROFILE — August 31, 2014 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	9.7%
Applications Software	6.2
Computers	6.1
Finance — Credit Card	4.5
Oil — Field Services	4.2
Web Portals/ISP	4.1
Beverages — Non-alcoholic	3.8
Medical — Generic Drugs	3.0
Computers — Memory Devices	2.6
Investment Management/Advisor Services	2.4
Retail — Discount	2.3
Cable/Satellite TV	2.2
Internet Content — Entertainment	2.2
Computer Services	2.2
E-Commerce/Services	2.1
Retail — Building Products	2.1
Tobacco	2.0
Instruments — Controls	1.9
Engines — Internal Combustion	1.8
Oil Companies — Exploration & Production	1.8
Industrial Gases	1.7
Time Deposits	1.6
Cosmetics & Toiletries	1.5
Metal Processors & Fabrication	1.5
Medical — Wholesale Drug Distribution	1.5
Electronic Security Devices	1.4
Auto/Truck Parts & Equipment — Original	1.3
Apparel Manufacturers	1.3
Athletic Footwear	1.3
Diversified Manufacturing Operations	1.3
Engineering/R&D Services	1.2
Retail — Apparel/Shoe	1.2
Telecommunication Equipment	1.2
Multimedia	1.2
Chemicals — Diversified	1.2
Retail — Drug Store	1.1
Electronic Forms	1.1
Internet Content — Information/News	1.0
Medical — HMO	1.0
Building Products — Cement	1.0
Finance — Other Services	1.0
Transport — Services	1.0
Advertising Agencies	1.0
Food — Misc./Diversified	0.9
Medical — Drugs	0.8
Casino Hotels	0.8
Retail — Perfume & Cosmetics	0.8
Computer Software	0.5
Television	0.4

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.4%
Advertising Agencies — 1.0%
Interpublic Group of Cos., Inc.	43,020	$840,181

Apparel Manufacturers — 1.3%
Michael Kors Holdings, Ltd.†	8,000	640,960
Under Armour, Inc., Class A†	7,130	487,407

		1,128,367

Applications Software — 6.2%
Intuit, Inc.	15,670	1,303,430
Microsoft Corp.	61,590	2,798,034
salesforce.com, Inc.†	21,500	1,270,435

		5,371,899

Athletic Footwear — 1.3%
NIKE, Inc., Class B	14,300	1,123,265

Auto/Truck Parts & Equipment-Original — 1.3%
Delphi Automotive PLC	16,460	1,145,287

Beverages - Non-alcoholic — 3.8%
Coca-Cola Enterprises, Inc.	21,520	1,028,225
PepsiCo, Inc.	24,630	2,278,029

		3,306,254

Building Products - Cement — 1.0%
Martin Marietta Materials, Inc.	6,470	847,311

Cable/Satellite TV — 2.2%
Comcast Corp., Class A	35,770	1,957,692

Casino Hotels — 0.8%
Las Vegas Sands Corp.	10,930	726,954

Chemicals - Diversified — 1.2%
Dow Chemical Co.	18,880	1,011,024

Computer Services — 2.2%
Accenture PLC, Class A	13,730	1,112,954
Cognizant Technology Solutions Corp., Class A†	17,240	788,385

		1,901,339

Computer Software — 0.5%
Akamai Technologies, Inc.†	7,070	427,169

Computers — 6.1%
Apple, Inc.	52,290	5,359,725

Computers - Memory Devices — 2.6%
EMC Corp.	38,110	1,125,388
SanDisk Corp.	11,470	1,123,601

		2,248,989

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	20,750	1,343,148

Diversified Manufacturing Operations — 1.3%
Danaher Corp.	14,300	1,095,523

E-Commerce/Services — 2.1%
Netflix, Inc.†	1,850	883,634
Priceline Group, Inc.†	790	983,005

		1,866,639

Electronic Forms — 1.1%
Adobe Systems, Inc.†	12,840	923,196

Electronic Security Devices — 1.4%
Tyco International, Ltd.	26,520	1,183,322

Engineering/R&D Services — 1.2%
Fluor Corp.	14,490	1,070,666

Security Description	Shares	Value (Note 2)

Engines - Internal Combustion — 1.8%
Cummins, Inc.	10,710	$1,554,128

Finance - Credit Card — 4.5%
American Express Co.	13,630	1,220,567
Discover Financial Services	11,290	704,157
Visa, Inc., Class A	9,260	1,967,935

		3,892,659

Finance - Other Services — 1.0%
Intercontinental Exchange, Inc.	4,480	846,720

Food - Misc./Diversified — 0.9%
Mondelez International, Inc., Class A	23,020	833,094

Industrial Gases — 1.7%
Praxair, Inc.	11,600	1,525,980

Instruments - Controls — 1.9%
Honeywell International, Inc.	17,700	1,685,571

Internet Content - Entertainment — 2.2%
Facebook, Inc., Class A†	25,810	1,931,104

Internet Content - Information/News — 1.0%
LinkedIn Corp., Class A†	3,990	900,743

Investment Management/Advisor Services — 2.4%
Ameriprise Financial, Inc.	8,440	1,061,414
BlackRock, Inc.	3,030	1,001,506

		2,062,920

Medical - Biomedical/Gene — 9.7%
Alexion Pharmaceuticals, Inc.†	6,290	1,064,834
Biogen Idec, Inc.†	3,780	1,296,691
Celgene Corp.†	10,650	1,011,963
Gilead Sciences, Inc.†	21,570	2,320,501
Illumina, Inc.†	6,050	1,085,128
Regeneron Pharmaceuticals, Inc.†	2,040	715,061
Vertex Pharmaceuticals, Inc.†	10,230	957,221

		8,451,399

Medical - Drugs — 0.8%
Bristol-Myers Squibb Co.	14,370	727,841

Medical - Generic Drugs — 3.0%
Actavis PLC†	5,690	1,291,516
Mylan, Inc.†	11,790	572,994
Perrigo Co. PLC	4,850	721,389

		2,585,899

Medical - HMO — 1.0%
UnitedHealth Group, Inc.	10,330	895,404

Medical - Wholesale Drug Distribution — 1.5%
McKesson Corp.	6,690	1,304,751

Metal Processors & Fabrication — 1.5%
Precision Castparts Corp.	5,370	1,310,602

Multimedia — 1.2%
Viacom, Inc., Class B	12,460	1,011,129

Oil Companies - Exploration & Production — 1.8%
EOG Resources, Inc.	13,960	1,533,925

Oil - Field Services — 4.2%
Halliburton Co.	21,680	1,465,785
Schlumberger, Ltd.	20,440	2,241,041

		3,706,826

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Apparel/Shoe — 1.2%
PVH Corp.	8,840	$1,031,982

Retail - Building Products — 2.1%
Home Depot, Inc.	19,860	1,856,910

Retail - Discount — 2.3%
Costco Wholesale Corp.	10,880	1,317,351
Dollar General Corp.†	11,160	714,128

		2,031,479

Retail - Drug Store — 1.1%
CVS Caremark Corp.	12,440	988,358

Retail - Perfume & Cosmetics — 0.8%
Ulta Salon Cosmetics & Fragrance, Inc.†	6,980	679,224

Telecommunication Equipment — 1.2%
Juniper Networks, Inc.	44,000	1,020,360

Television — 0.4%
AMC Networks, Inc., Class A†	5,950	372,321

Tobacco — 2.0%
Philip Morris International, Inc.	20,710	1,772,362

Transport - Services — 1.0%
FedEx Corp.	5,700	842,916

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Portals/ISP — 4.1%
Google, Inc., Class A†	3,080	$1,793,669
Google, Inc., Class C†	3,080	1,760,528

		3,554,197

Total Long-Term Investment Securities
(cost $64,856,303)		85,788,754

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Time Deposits — 1.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/02/2014 (cost $1,447,000)	$1,447,000	1,447,000

TOTAL INVESTMENTS
(cost $66,303,303)(1)	100.0%	87,235,754
Liabilities in excess of other assets	(0.0)	(21,759)

NET ASSETS —	100.0%	$87,213,995

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Applications Software	$5,371,899	$—	$—	$5,371,899
Computers	5,359,725	—	—	5,359,725
Medical - Biomedical/Gene	8,451,399	—	—	8,451,399
Other Industries*	66,605,731	—	—	66,605,731
Short-Term Investment Securities:
Time Deposits	—	1,447,000	—	1,447,000

Total	$85,788,754	$1,447,000	$—	$87,235,754

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2014 (unaudited)

Industry Allocation*

Fixed Income Investment Companies	55.2%
Domestic Equity Investment Companies	28.7
International Equity Investment Companies	13.4
Real Estate Investment Companies	2.7

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 28.7%
VALIC Co. I Blue Chip Growth Fund	626,421	$11,306,890
VALIC Co. I Dividend Value Fund	346,789	4,716,328
VALIC Co. I Mid Cap Index Fund	392,572	11,192,240
VALIC Co. I Mid Cap Strategic Growth Fund	118,808	2,036,364
VALIC Co. I Nasdaq-100 Index Fund	457,327	4,362,899
VALIC Co. I Science & Technology Fund	215,955	5,832,940
VALIC Co. I Small Cap Index Fund	297,397	6,295,890
VALIC Co. I Small Cap Special Values Fund	152,431	2,184,338
VALIC Co. I Stock Index Fund	640,645	23,216,977
VALIC Co. I Value Fund	10,804	160,119
VALIC Co. II Capital Appreciation Fund	200,398	3,182,328
VALIC Co. II Large Cap Value Fund	108,978	1,915,831
VALIC Co. II Mid Cap Growth Fund	204,275	2,069,301
VALIC Co. II Mid Cap Value Fund	404,860	10,182,224
VALIC Co. II Small Cap Growth Fund	80,003	1,301,649
VALIC Co. II Small Cap Value Fund	167,688	2,792,011

Total Domestic Equity Investment Companies
(cost $76,561,196)		92,748,329

Fixed Income Investment Companies — 55.2%
VALIC Co. I Capital Conservation Fund	625,896	6,215,151
VALIC Co. I Government Securities Fund	539,714	5,834,309
VALIC Co. I Inflation Protected Fund	1,230,504	14,064,662
VALIC Co. II Core Bond Fund	6,294,206	69,802,743
VALIC Co. II High Yield Bond Fund	3,531,846	28,007,537
VALIC Co. II Strategic Bond Fund	4,594,302	54,074,938

Total Fixed Income Investment Companies
(cost $174,266,171)		177,999,340

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 13.4%
VALIC Co. I Emerging Economies Fund	1,158,467	$9,985,987
VALIC Co. I Foreign Value Fund	1,071,348	12,256,224
VALIC Co. I International Equities Index Fund	1,560,874	11,456,813
VALIC Co. I International Growth Fund	541,737	7,616,819
VALIC Co. II International Opportunities Fund	117,023	1,813,850

Total International Equity Investment Companies
(cost $40,592,030)		43,129,693

Real Estate Investment Companies — 2.7%
VALIC Co. I Global Real Estate Fund
(cost $8,564,696)	999,936	8,869,435

TOTAL INVESTMENTS
(cost $299,984,093)(2)	100.0%	322,746,797
Other assets less liabilities	0.0	16,974

NET ASSETS —	100.0%	$322,763,771

#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$92,748,329	$—	$—	$92,748,329
Fixed Income Investment Companies	177,999,340	—	—	177,999,340
International Equity Investment Companies	43,129,693	—	—	43,129,693
Real Estate Investment Companies	8,869,435	—	—	8,869,435

Total	$322,746,797	$—	$—	$322,746,797

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — August 31, 2014 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	20.9%
United States Treasury Notes	18.1
Time Deposits	7.9
Federal Home Loan Mtg. Corp.	7.4
Diversified Financial Services	5.9
Banks — Commercial	4.8
United States Treasury Bonds	4.7
Diversified Banking Institutions	4.4
Oil Companies — Exploration & Production	2.0
Telephone — Integrated	1.5
Pipelines	1.1
Electric — Integrated	1.1
Oil Companies — Integrated	0.9
Paper & Related Products	0.9
Sovereign	0.8
Government National Mtg. Assoc.	0.8
Insurance — Life/Health	0.8
Savings & Loans/Thrifts	0.8
Diversified Manufacturing Operations	0.6
Auto — Cars/Light Trucks	0.6
Cable/Satellite TV	0.6
Medical — Drugs	0.5
Insurance — Multi-line	0.5
Registered Investment Companies	0.5
Banks — Super Regional	0.5
Machinery — Farming	0.4
Finance — Other Services	0.4
Medical — Generic Drugs	0.4
Medical — Hospitals	0.3
Municipal Bonds	0.3
Banks — Special Purpose	0.3
Computers	0.3
Telecom Services	0.3
Coal	0.3
Advertising Agencies	0.3
Independent Power Producers	0.3
Real Estate Investment Trusts	0.3
Wireless Equipment	0.3
Brewery	0.3
Retail — Automobile	0.3
Casino Hotels	0.3
Diversified Minerals	0.2
Food — Meat Products	0.2
Retail — Mail Order	0.2
Airlines	0.2
Special Purpose Entities	0.2
Transport — Rail	0.2
Office Automation & Equipment	0.2
Tools — Hand Held	0.2
Security Services	0.2
Finance — Leasing Companies	0.2
Beverages — Non-alcoholic	0.2
Finance — Consumer Loans	0.2
Medical Products	0.2
Schools	0.2
Retail — Drug Store	0.2
Banks — Fiduciary	0.2
Gold Mining	0.2
Publishing — Periodicals	0.2
Computers — Memory Devices	0.2
Chemicals — Specialty	0.2
Cellular Telecom	0.2
Aerospace/Defense	0.2
Insurance — Mutual	0.2
Regional Authority	0.2
Steel — Producers	0.2
Oil & Gas Drilling	0.1
Finance — Auto Loans	0.1
Building Products — Wood	0.1

Retail — Restaurants	0.1%
Real Estate Management/Services	0.1
Agricultural Chemicals	0.1
Networking Products	0.1
Enterprise Software/Service	0.1
Electronic Components — Semiconductors	0.1
Containers — Paper/Plastic	0.1
Metal — Iron	0.1
Real Estate Operations & Development	0.1
Petrochemicals	0.1
Retail — Discount	0.1
SupraNational Banks	0.1
Electric — Distribution	0.1
Electric — Generation	0.1
Multimedia	0.1
Commercial Services — Finance	0.1
Metal Processors & Fabrication	0.1
Alternative Waste Technology	0.1
Oil Refining & Marketing	0.1
Food — Dairy Products	0.1
Food — Misc./Diversified	0.1
Consumer Products — Misc.	0.1
Specified Purpose Acquisitions	0.1
Containers — Metal/Glass	0.1
Publishing — Newspapers	0.1
Building — Residential/Commercial	0.1
Building — Heavy Construction	0.1
E-Commerce/Services	0.1
Web Hosting/Design	0.1
Semiconductor Equipment	0.1
Television	0.1
Cosmetics & Toiletries	0.1
Building & Construction — Misc.	0.1
Finance — Commercial	0.1
Hazardous Waste Disposal	0.1
Banks — Money Center	0.1
Retail — Regional Department Stores	0.1
Retail — Music Store	0.1
Tennessee Valley Authority	0.1
Printing — Commercial	0.1
Wire & Cable Products	0.1
Cruise Lines	0.1
Building Products — Cement	0.1
Firearms & Ammunition	0.1
Financial Guarantee Insurance	0.1

103.5%

Credit Quality†#

Aaa	57.8%
Aa	3.9
A	8.3
Baa	13.3
Ba	6.9
B	4.6
Caa	1.9
Not Rated@	3.3

100%

*	Calculated as a percentage of net assets.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 5.1%
Diversified Financial Services — 5.1%
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	$941,000	$935,378
Applebee’s/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	771,000	771,464
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	959,000	964,682
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	1,271,000	1,279,061
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	675,000	687,780
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	1,400,000	1,397,005
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(1)	1,478,000	1,515,019
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	1,460,000	1,497,931
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	709,444	724,909
CLI Funding V LLC Series 2014-1A, Class A 3.29% due 06/18/2029*	1,581,296	1,582,631
Commercial Mtg. Trust Mtg. Pass Through Trust Certs. Series 2014-UBS2, Class A2 2.82% due 03/10/2047(1)	1,282,000	1,312,809
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(2)	170,587	173,652
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(2)	11,437	11,437
Discover Card Execution Note Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	1,270,000	1,427,082
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	783,629	831,795
Ford Credit Auto Owner Trust Series 2012-C, Class B 1.27% due 12/15/2017	870,000	874,891
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	659,000	660,381
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	635,000	640,777
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	1,521,000	1,517,490
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(1)	848,000	847,561
GS Mtg. Securities Trust Series 2013-GC14, Class A2 3.00% due 08/10/2046(1)	3,200,000	3,312,685

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.16% due 06/17/2031*	$1,495,000	$1,485,323
JPM-BB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(1)	2,152,000	2,224,296
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(1)	988,182	1,070,616
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 6.03% due 06/15/2038(1)	2,272,435	2,431,479
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(1)	312,214	316,107
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class A2 1.97% due 05/15/2046(1)	2,000,000	2,006,206
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	1,850,000	1,850,342
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)	2,142,023	2,116,949
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(2)	511,403	526,032
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*	865,848	863,940
Sierra Timeshare Receivables Funding LLC Series 2013-3A, Class A 2.20% due 10/20/2030*	510,311	513,392
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/2041*	451,580	478,244
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*	832,500	848,057
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(1)	3,717,261	3,763,764
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(1)	2,161,000	2,276,300
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(1)	1,000,000	1,076,184
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(2)	510,349	511,891
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(1)	98,199	99,040
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(1)	1,161,000	1,194,738

Total Asset Backed Securities
(cost $48,966,287)		48,619,320

U.S. CORPORATE BONDS & NOTES — 26.0%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,925,000	1,938,179

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Advertising Agencies (continued)
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	$581,000	$601,687

		2,539,866

Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024*	265,000	272,950

Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	378,000	350,595

Aerospace/Defense — 0.2%
Boeing Co. Senior Notes 0.95% due 05/15/2018	1,467,000	1,433,761

Aerospace/Defense-Equipment — 0.0%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	419,000	427,380

Agricultural Chemicals — 0.1%
Monsanto Co. Senior Notes 4.20% due 07/15/2034	417,000	432,825
Monsanto Co. Senior Notes 4.70% due 07/15/2064	727,000	754,467

		1,187,292

Airlines — 0.1%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	393,000	407,738
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	118,195	124,252
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	114,156	116,439
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	700,000	728,000

		1,376,429

Alternative Waste Technology — 0.1%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	479,000	510,135
Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022*	391,000	405,662

		915,797

Apparel Manufacturers — 0.0%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020#	560,000	445,200

Security Description	Principal Amount	Value (Note 2)

Auto-Cars/Light Trucks — 0.6%
American Honda Finance Corp. Notes 1.20% due 07/14/2017	$1,381,000	$1,380,463
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	391,000	436,943
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	1,761,000	1,759,804
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	2,088,000	2,153,845

		5,731,055

Auto/Truck Parts & Equipment-Original — 0.0%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	353,000	363,590

Banks-Commercial — 1.4%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	367,000	371,588
MUFG Union Bank NA Senior Notes 3.00% due 06/06/2016	3,623,000	3,757,051
PNC Bank NA Senior Notes 1.13% due 01/27/2017	2,921,000	2,926,083
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	1,841,000	2,363,363
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	2,441,000	2,587,792
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	1,200,000	1,256,202

		13,262,079

Banks-Fiduciary — 0.2%
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,570,000	1,594,136

Banks - Super Regional — 0.2%
Comerica, Inc. Senior Notes 2.13% due 05/23/2019	664,000	663,450
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	767,000	784,593

		1,448,043

Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	2,354,000	2,363,277

Building & Construction - Misc. — 0.1%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	650,000	643,500

Building Products - Cement — 0.1%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	468,000	493,740

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Building Products - Wood — 0.1%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	$6,000	$6,360
Masco Corp. Senior Notes 5.95% due 03/15/2022	1,249,000	1,362,971

		1,369,331

Building - Residential/Commercial — 0.1%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	500,000	546,250
WLH PNW Finance Corp. Senior Notes 7.00% due 08/15/2022*	208,000	213,980

		760,230

Cable/Satellite TV — 0.5%
Comcast Corp. Company Guar. Notes 3.38% due 02/15/2025	443,000	447,871
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 4.45% due 04/01/2024	1,595,000	1,711,311
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	282,000	280,590
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	727,000	735,925
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	335,000	429,204
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	884,000	1,227,514

		4,832,415

Casino Hotels — 0.2%
Caesars Entertainment Operating Co., Inc. Senior Notes 10.75% due 02/01/2016	140,000	57,400
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	308,000	305,690
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*	366,000	371,033
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022*	445,000	430,537
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	300,000	318,000
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	175,000	172,375

		1,655,035

Cellular Telecom — 0.2%
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	579,000	618,082

Security Description	Principal Amount	Value (Note 2)

Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	$800,000	$832,000

		1,450,082

Chemicals-Diversified — 0.0%
Olin Corp. Senior Notes 5.50% due 08/15/2022	375,000	393,750

Chemicals - Specialty — 0.2%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	596,000	619,840
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	99,000	100,980
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	550,000	731,373

		1,452,193

Closed - End Funds — 0.0%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	343,000	346,430

Coal — 0.3%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	600,000	636,000
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	626,000	663,560
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020#	800,000	805,000
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	509,000	544,630

		2,649,190

Commercial Services - Finance — 0.1%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	270,000	281,137
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	642,000	666,075

		947,212

Computer Services — 0.0%
Sungard Availability Services Capital, Inc. Company Guar. Notes 8.75% due 04/01/2022*	450,000	396,000

Computers — 0.3%
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	2,338,000	2,771,014

Computers-Memory Devices — 0.2%
EMC Corp. Senior Notes 2.65% due 06/01/2020	1,469,000	1,485,150

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Consumer Products - Misc. — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	$840,000	$877,800

Containers - Metal/Glass — 0.1%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	743,000	828,445

Containers - Paper/Plastic — 0.1%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	849,000	844,755
PaperWorks Industries, Inc. Senior Sec. Notes 9.50% due 08/15/2019*	266,000	273,980

		1,118,735

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	711,000	673,672

Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.13% due 11/01/2023*	76,000	80,560

Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	306,000	310,399

Distribution/Wholesale — 0.0%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	320,000	312,800

Diversified Banking Institutions — 2.9%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	1,728,000	1,744,843
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	1,385,000	1,405,901
Citigroup, Inc. Sub. Notes 4.00% due 08/05/2024	1,204,000	1,207,411
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	5,158,000	5,881,208
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	1,907,000	2,149,082
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	1,176,000	1,447,714
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	2,322,000	2,864,250
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	1,354,000	1,469,939
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	2,401,000	2,848,870

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	$3,137,000	$3,195,656
Morgan Stanley Senior Notes 4.75% due 03/22/2017	1,208,000	1,306,683
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	75,000	93,289
UBS AG Senior Notes 1.38% due 08/14/2017	2,197,000	2,191,709

		27,806,555

Diversified Financial Services — 0.7%
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	1,825,000	1,849,652
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	2,830,000	3,517,390
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	1,623,000	1,626,301

		6,993,343

Diversified Manufacturing Operations — 0.6%
General Electric Co. Senior Notes 2.70% due 10/09/2022	1,182,000	1,167,147
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	2,487,000	3,004,920
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	318,000	352,980
Textron, Inc. Senior Notes 4.63% due 09/21/2016	1,070,000	1,143,073

		5,668,120

E-Commerce/Services — 0.1%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	720,000	754,200

Electric - Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	530,000	520,725
AES Corp. Senior Notes 5.50% due 03/15/2024	424,000	431,420

		952,145

Electric - Integrated — 0.9%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	516,000	565,165
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,689,000	1,940,808
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	826,000	1,003,179

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	$1,110,000	$1,146,714
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	265,000	274,773
NiSource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	1,008,000	1,100,151
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	1,426,000	1,425,482
Southern Co. Senior Notes 1.30% due 08/15/2017	1,379,000	1,380,640

		8,836,912

Electronic Components - Semiconductors — 0.1%
Intel Corp. Senior Notes 1.35% due 12/15/2017	1,120,000	1,119,321

Enterprise Software/Service — 0.1%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	395,000	398,950
Oracle Corp. Senior Notes 4.30% due 07/08/2034	707,000	738,454

		1,137,404

Finance - Auto Loans — 0.1%
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	181,000	182,358
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	698,000	699,880
General Motors Acceptance Corp. Senior Notes 8.00% due 11/01/2031	298,000	384,420
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	120,000	134,850

		1,401,508

Finance - Commercial — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	223,000	223,557
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	220,000	229,900
Jefferies LoanCore LLC/JLC Finance Corp. Senior Notes 6.88% due 06/01/2020*	182,000	181,090

		634,547

Finance - Consumer Loans — 0.2%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021*	602,000	615,545
Synchrony Financial Senior Notes 3.75% due 08/15/2021	493,000	503,147

Security Description	Principal Amount	Value (Note 2)

Finance - Consumer Loans (continued)
Synchrony Financial Senior Notes 4.25% due 08/15/2024	$646,000	$661,239

		1,779,931

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)	230,000	23

		41

Finance - Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	793,000	844,545

Finance - Other Services — 0.3%
Cogent Communications Finance, Inc. Company Guar. Notes 5.63% due 04/15/2021*	305,000	304,238
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	2,209,000	2,214,540

		2,518,778

Firearms & Ammunition — 0.1%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	451,000	473,550

Food - Meat Products — 0.2%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	600,000	640,500
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	709,000	725,959
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	399,000	419,935
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	437,000	465,404

		2,251,798

Food - Misc./Diversified — 0.1%
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	677,000	888,498

Food - Wholesale/Distribution — 0.0%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	281,000	281,000

Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC/Waterford Gaming Financial Corp. Senior Notes 8.63% due 09/15/2014*†(3)(4)(8)	6,954	1,739

Independent Power Producers — 0.3%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	208,000	222,560

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	$688,000	$741,320
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	133,000	147,630
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	406,000	431,375
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*	521,000	545,747
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	405,000	438,413

		2,527,045

Insurance Brokers — 0.0%
USI, Inc. Senior Notes 7.75% due 01/15/2021*	67,000	69,010

Insurance - Life/Health — 0.6%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	552,000	633,751
Pricoa Global Funding I Sec. Notes 1.35% due 08/18/2017*	1,429,000	1,426,749
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	2,493,000	2,472,966
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	360,000	361,585
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	969,000	973,802

		5,868,853

Insurance - Multi-line — 0.4%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	2,184,000	2,662,530
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	1,298,000	1,326,121

		3,988,651

Insurance - Mutual — 0.2%
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	1,394,000	1,408,453

Investment Management/Advisor Services — 0.0%
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	319,000	347,710

Machinery - Farming — 0.4%
CNH Industrial Capital LLC Company Guar. Notes 3.25% due 02/01/2017	971,000	978,283
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	2,626,000	2,623,933

		3,602,216

Security Description	Principal Amount	Value (Note 2)

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	$431,000	$445,581
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	617,000	809,159
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	519,000	519,000

		1,773,740

Medical - Drugs — 0.3%
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	994,000	1,011,395
Forest Laboratories, Inc. Senior Notes 4.88% due 02/15/2021*	1,913,000	2,103,606

		3,115,001

Medical - Generic Drugs — 0.3%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	2,144,000	2,350,015

Medical - HMO — 0.0%
Centene Corp. Senior Notes 4.75% due 05/15/2022	410,000	416,150

Medical - Hospitals — 0.3%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	308,000	322,822
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	195,000	196,463
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	750,000	815,625
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	800,000	852,000
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	560,000	593,600
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	425,000	430,312

		3,210,822

Metal Processors & Fabrication — 0.1%
Timken Co. Senior Notes 3.88% due 09/01/2024*	948,000	945,668

Multimedia — 0.1%
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	630,000	947,285

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	1,162,000	1,170,042

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	$1,864,000	$1,938,251

Office Supplies & Forms — 0.0%
ACCO Brands Corp. Company Guar. Notes 6.75% due 04/30/2020	392,000	415,520

Oil & Gas Drilling — 0.0%
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	186,000	189,720

Oil Companies - Exploration & Production — 1.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	328,000	344,400
American Energy-Permian Basin LLC/AEPB Finance Corp. Senior Notes 7.13% due 11/01/2020*	141,000	136,770
American Energy-Permian Basin LLC/AEPB Finance Corp. Senior Notes 7.38% due 11/01/2021*#	200,000	195,000
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	831,000	1,065,852
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	575,000	586,500
Berry Petroleum Co. LLC Senior Notes 6.38% due 09/15/2022	218,000	227,265
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	247,000	265,216
Energy XXI Gulf Coast, Inc. Company Guar. Notes 6.88% due 03/15/2024*	253,000	257,428
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	469,000	526,452
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	610,000	646,600
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	890,000	921,150
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	556,000	599,090
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	870,000	867,825
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021*	398,000	402,975
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	585,000	606,937
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021	485,000	525,012

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	$614,000	$644,700
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	255,000	264,563
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	260,000	286,000
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	414,000	459,023
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	683,000	775,205
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022*	520,000	520,000
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	107,000	117,165
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022*	850,000	869,125
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	400,000	409,500
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023*	419,000	433,665
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	755,000	785,200
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022	425,000	444,125
Triangle USA Petroleum Corp. Senior Notes 6.75% due 07/15/2022*	216,000	220,860

		14,403,603

Oil Companies - Integrated — 0.2%
Hess Corp. Senior Notes 5.60% due 02/15/2041	1,256,000	1,488,387
Hess Corp. Senior Notes 7.88% due 10/01/2029	461,000	645,321

		2,133,708

Oil Refining & Marketing — 0.1%
Calumet Specialty Products Partners LP/ Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021*	246,000	245,385
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	620,000	657,200

		902,585

Paper & Related Products — 0.9%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	670,000	649,900

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	$2,159,000	$2,522,587
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	2,790,000	2,896,536
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	1,551,000	1,781,072
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	430,000	442,900

		8,292,995

Pipelines — 1.1%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	796,000	837,790
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	314,000	318,710
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020	125,000	131,875
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	479,000	450,631
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	2,717,000	3,160,373
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	1,894,000	2,290,992
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024	314,000	313,215
Kinder Morgan, Inc. Senior Notes 5.00% due 02/15/2021*	1,322,000	1,414,540
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	431,000	438,004
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022*	205,000	209,100
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	225,000	234,000
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024*	200,000	208,000
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022*	117,000	126,945
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	490,000	513,275

		10,647,450

Printing - Commercial — 0.1%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022*	525,000	518,438

Security Description	Principal Amount	Value (Note 2)

Publishing - Newspapers — 0.1%
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	$328,000	$346,040
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	385,000	433,125

		779,165

Publishing - Periodicals — 0.2%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	600,000	624,750
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	930,000	927,675

		1,552,425

Real Estate Investment Trusts — 0.3%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021*	379,000	384,685
Geo Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	232,000	225,040
HCP, Inc. Senior Notes 3.75% due 02/01/2016	330,000	343,409
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024*	1,084,000	1,119,761
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	355,000	372,750

		2,445,645

Real Estate Management/Services — 0.1%
American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	756,000	771,600
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	405,000	433,350

		1,204,950

Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 3.75% due 06/15/2024	618,000	627,661

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(3)(4)	100,000	4

Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	107,000	114,223

Retail - Apparel/Shoe — 0.0%
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	305,000	327,875

Retail - Appliances — 0.0%
Conn’s, Inc. Senior Notes 7.25% due 07/15/2022*	434,000	418,810

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Automobile — 0.3%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	$2,145,000	$2,354,137

Retail - Discount — 0.1%
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	985,000	1,034,280

Retail - Drug Store — 0.2%
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	585,868	635,840
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	300,341	346,056
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	519,750	612,300

		1,594,196

Retail - Mail Order — 0.2%
QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025*	1,015,000	1,015,845
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034*	1,020,000	1,028,770

		2,044,615

Retail - Music Store — 0.1%
Guitar Center, Inc. Company Guar. Notes 9.63% due 04/15/2020*#	688,000	576,200

Retail - Regional Department Stores — 0.1%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021#	620,000	579,700

Retail - Restaurants — 0.1%
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	511,000	549,325
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	788,000	807,700

		1,357,025

Savings & Loans/Thrifts — 0.8%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	1,520,000	1,637,577
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	2,763,000	3,182,702
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	2,210,000	2,551,670

		7,371,949

Schools — 0.2%
Northwestern University Notes 4.20% due 12/01/2047	679,000	712,889
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	360,000	352,858

Security Description	Principal Amount	Value (Note 2)

Schools (continued)
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	$516,000	$538,281

		1,604,028

Security Services — 0.2%
ADT Corp. Senior Notes 3.50% due 07/15/2022	1,667,000	1,487,797

Semiconductor Equipment — 0.1%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	478,000	492,340
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	210,000	203,700

		696,040

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	354,000	384,975

Special Purpose Entities — 0.2%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	1,511,000	1,540,224
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	483,000	471,335

		2,011,559

Specified Purpose Acquisitions — 0.1%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	815,000	859,825

Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	436,000	441,450

Steel - Producers — 0.1%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	507,000	534,885

Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	410,000	442,800

Telecom Services — 0.0%
Qwest Corp. Senior Notes 7.50% due 10/01/2014	135,000	135,676

Telephone - Integrated — 1.2%
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	1,678,000	1,633,983
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	863,000	902,554
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	443,000	467,365

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	$1,217,000	$1,320,445
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	708,000	823,050
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	292,000	346,020
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	635,000	708,025
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	1,491,000	1,638,272
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046*	1,668,000	1,748,426
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	1,607,000	2,028,445

		11,616,585

Television — 0.1%
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	610,000	649,650

Transport - Equipment & Leasing — 0.0%
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	309,000	315,953

Transport - Rail — 0.2%
CSX Corp. Senior Notes 4.50% due 08/01/2054	733,000	739,321
Florida East Coast Holdings Corp. Senior Sec. Notes 6.75% due 05/01/2019*	436,000	459,980
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045	776,000	781,524

		1,980,825

Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	166,000	181,563

Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	697,000	710,940

Wire & Cable Products — 0.1%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022(5)	516,000	513,420

Wireless Equipment — 0.3%
Motorola Solutions, Inc Senior Notes 5.50% due 09/01/2044	2,332,000	2,416,556

Total U.S. Corporate Bonds & Notes
(cost $239,404,484)		246,453,386

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 8.6%
Airlines — 0.1%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	$600,000	$646,500

Banks - Commercial — 3.3%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	1,338,000	1,342,683
ANZ New Zealand Int’l, Ltd. Company Guar. Notes 1.13% due 03/24/2016*	2,290,000	2,301,388
Bank of Tokyo-Mitsubishi UFJ, Ltd Senior Notes 1.20% due 03/10/2017*	200,000	199,666
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.55% due 09/09/2016*	1,421,000	1,435,088
BPCE SA Company Guar. Notes 2.50% due 07/15/2019	1,213,000	1,211,508
BPCE SA Sub. Notes 5.15% due 07/21/2024*#	895,000	957,865
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 1.70% due 03/19/2018	377,000	379,028
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 2.25% due 01/14/2019	640,000	650,315
Credit Suisse Senior Notes 1.38% due 05/26/2017	2,721,000	2,719,259
Credit Suisse Sub. Notes 5.40% due 01/14/2020	1,359,000	1,530,598
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	821,000	903,079
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	3,059,000	3,054,650
ING Bank NV Senior Notes 4.00% due 03/15/2016*	1,996,000	2,091,564
Intesa Sanpaolo SpA Company Guar. Notes 5.02% due 06/26/2024*	2,140,000	2,160,022
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	3,539,000	3,534,428
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*	681,000	688,112
National Australia Bank, Ltd. Senior Notes 2.75% due 03/09/2017	1,396,000	1,453,706
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	2,515,000	2,513,617
Standard Chartered PLC Sub. Notes 5.70% due 03/26/2044*	2,001,000	2,208,464

		31,335,040

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Money Center — 0.1%
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	$591,000	$595,333

Banks - Special Purpose — 0.3%
Export-Import Bank of China Senior Notes 2.50% due 07/31/2019*	2,271,000	2,274,282
Export-Import Bank of China Senior Notes 3.63% due 07/31/2024*	792,000	795,269

		3,069,551

Beverages - Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	1,764,000	1,786,897

Building - Heavy Construction — 0.1%
Odebrecht Finance, Ltd. Company Guar. Notes 5.25% due 06/27/2029*	747,000	757,271

Cable/Satellite TV — 0.1%
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	323,000	332,690
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*	470,000	480,575

		813,265

Casino Hotels — 0.1%
Wynn Macau, Ltd. Senior Notes 5.25% due 10/15/2021*	599,000	609,483

Chemicals - Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	283,000	304,933

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	488,000	512,400

Diversified Banking Institutions — 0.8%
Credit Suisse Group AG VRS Jr. Sub Notes 6.25% due 12/18/2024*(5)	1,298,000	1,291,510
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	2,651,000	2,646,104
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	1,245,000	1,269,782
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	903,000	981,633
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	828,000	903,916
UBS AG Sub. Notes 7.63% due 08/17/2022	335,000	397,412

		7,490,357

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services — 0.1%
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	$1,360,000	$1,406,906

Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*#	398,000	407,950

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*	893,000	921,905
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*#	725,000	789,797
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	595,000	648,229

		2,359,931

Electric - Integrated — 0.1%
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	522,000	607,389

Finance - Leasing Companies — 0.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust Company Guar. Notes 3.75% due 05/15/2019*	205,000	206,538
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	68,000	70,040
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	323,000	349,647
Fly Leasing, Ltd. Company Guar. Notes 6.75% due 12/15/2020	300,000	318,750

		944,975

Gold Mining — 0.2%
AuRico Gold, Inc. Sec. Notes 7.75% due 04/01/2020*	355,000	364,762
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	743,000	794,664
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	400,000	416,061

		1,575,487

Hazardous Waste Disposal — 0.1%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	600,000	622,500

Insurance - Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 2.25% due 03/11/2019*	588,000	587,873

Medical - Drugs — 0.2%
Grifols Worldwide Operations, Ltd. Senior Notes 5.25% due 04/01/2022*	749,000	769,597

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Medical - Drugs (continued)
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	$1,458,000	$1,471,574
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	156,000	158,535

		2,399,706

Medical - Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044*	763,000	784,990

Metal - Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	219,000	231,045

Metal - Iron — 0.1%
Vale SA Senior Notes 5.63% due 09/11/2042	1,072,000	1,108,630

Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	660,000	746,988
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	487,000	579,822

		1,326,810

Oil Companies - Exploration & Production — 0.5%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	1,592,000	2,209,451
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	222,000	235,320
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	475,000	501,125
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	354,000	384,975
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	880,000	972,606

		4,303,477

Oil Companies - Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	1,793,000	1,789,733
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	1,073,000	1,092,321
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	1,085,000	1,115,453
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044	835,000	980,465
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	977,000	1,059,801

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	$787,000	$952,270

		6,990,043

Petrochemicals — 0.1%
Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042*	937,000	1,037,728

Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	429,000	435,435

Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	358,000	366,503

Steel - Producers — 0.1%
ArcelorMittal Senior Notes 6.75% due 02/25/2022#	236,000	263,423
ArcelorMittal Senior Notes 7.25% due 03/01/2041#	211,000	223,396

		486,819

SupraNational Banks — 0.1%
North American Development Bank Senior Notes 2.30% due 10/10/2018	1,002,000	1,017,445

Telecom Services — 0.2%
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*	773,000	813,582
Altice SA Senior Sec. Notes 7.75% due 05/15/2022*	618,000	656,625

		1,470,207

Telephone - Integrated — 0.3%
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	883,000	1,006,620
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	1,934,000	2,253,110

		3,259,730

Total Foreign Corporate Bonds & Notes
(cost $79,279,375)		81,652,609

FOREIGN GOVERNMENT AGENCIES — 1.1%
Electric - Distribution — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	986,000	994,000

Regional Authority — 0.2%
Province of British Columbia Senior Notes 2.85% due 06/15/2015	1,222,000	1,247,189

Sovereign — 0.8%
Federal Republic of Brazil Senior Notes 5.00% due 01/27/2045	1,853,000	1,899,325

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Government of Canada Senior Notes 0.88% due 02/14/2017	$956,000	$956,187
Republic of Portugal Notes 5.13% due 10/15/2024*	1,417,000	1,466,028
United Mexican States Senior Notes 3.50% due 01/21/2021	2,407,000	2,503,280
United Mexican States Senior Notes 4.75% due 03/08/2044	938,000	983,962

		7,808,782

Total Foreign Government Agencies
(cost $9,615,016)		10,049,971

U.S. GOVERNMENT AGENCIES — 29.2%
Federal Home Loan Mtg. Corp. — 7.4%
2.50% due 01/01/2028	1,305,226	1,325,130
2.50% due 04/01/2028	2,591,648	2,631,185
3.00% due 08/01/2027	539,721	559,312
3.00% due 10/01/2042	2,505,385	2,508,338
3.00% due 11/01/2042	1,997,761	1,990,246
3.00% due 02/01/2043	4,532,885	4,523,239
3.00% due 04/01/2043	4,350,254	4,344,881
3.00% due 05/01/2043	980,134	981,290
3.00% due 08/01/2043	9,189,965	9,159,483
3.50% due 02/01/2042	795,990	818,808
3.50% due 03/01/2042	862,302	887,001
3.50% due 04/01/2042	2,932,143	3,016,128
3.50% due 08/01/2042	9,531,635	9,809,351
3.50% due 09/01/2043	2,669,574	2,751,304
4.00% due 03/01/2023	1,721,636	1,822,044
4.00% due 09/01/2040	446,190	472,469
4.00% due 10/01/2043	9,366,397	9,918,053
4.50% due 11/01/2018	56,282	59,374
4.50% due 02/01/2019	65,864	69,483
4.50% due 01/01/2039	86,333	93,253
4.50% due 12/01/2039	1,486,347	1,615,114
4.50% due 06/01/2041	1,448,436	1,565,245
5.00% due 10/01/2033	7,309	8,068
5.00% due 07/01/2040	1,342,619	1,482,311
5.50% due 11/01/2018	30,948	32,843
5.50% due 11/01/2032	36,772	41,147
5.50% due 07/01/2034	51,166	57,309
5.50% due 02/01/2035	155,016	172,892
5.50% due 07/01/2035	2,690	3,011
5.50% due 01/01/2036	580,254	650,082
5.50% due 05/01/2037	103,446	115,110
6.00% due 07/01/2035	99,694	112,016
6.00% due 03/01/2040	506,627	570,108
6.50% due 12/01/2032	157,251	178,065
6.50% due 02/01/2036	33,694	37,977
6.50% due 09/01/2036	857	1,016
6.50% due 05/01/2037	130,570	147,099
7.00% due 11/01/2016	2,244	2,317
Federal Home Loan Mtg. Corp. REMIC Series 3964, Class MD 2.00% due 01/15/2041(2)	871,892	847,871
Series 3572, Class JS
6.65% due 09/15/2039 FRS(2)(6)	3,040,381	458,840

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN2, Class M2 1.81% due 04/25/2024(2)	$1,500,000	$1,470,296
Series 2014-DN1, Class M2
2.36% due 02/25/2024(2)	2,020,000	2,050,823

		69,359,932

Federal National Mtg. Assoc. — 20.9%
2.50% due 02/01/2028	2,603,466	2,647,836
2.50% due 04/01/2028	2,774,472	2,821,762
3.00% due 10/01/2027	411,301	427,421
3.00% due 11/01/2027	2,830,532	2,941,468
3.00% due 01/01/2028	4,187,211	4,350,076
3.00% due 03/01/2042	2,361,429	2,359,088
3.00% due 12/01/2042	4,275,164	4,274,612
3.00% due 05/01/2043	5,180,719	5,169,155
3.00% due September TBA	13,000,000	12,984,266
3.50% due 08/01/2026	2,924,324	3,093,588
3.50% due 09/01/2026	2,618,817	2,772,469
3.50% due 08/01/2027	546,215	577,966
3.50% due 10/01/2028	5,185,929	5,486,609
3.50% due 12/01/2041	756,367	781,079
3.50% due 03/01/2042	1,096,794	1,130,598
3.50% due 08/01/2042	2,661,533	2,748,519
3.50% due 09/01/2042	923,836	952,309
3.50% due 02/01/2043	4,214,432	4,366,229
3.50% due 03/01/2043	2,311,876	2,383,129
3.50% due 08/01/2043	10,524,319	10,848,685
3.50% due September TBA	9,990,000	10,286,265
4.00% due 11/01/2025	215,976	231,094
4.00% due 04/01/2039	3,014,297	3,198,367
4.00% due 06/01/2039	818,189	873,612
4.00% due 09/01/2040	246,821	261,893
4.00% due 10/01/2040	593,509	629,752
4.00% due 12/01/2040	3,339,038	3,542,937
4.00% due 10/01/2041	5,108,811	5,420,973
4.00% due 11/01/2041	2,824,195	2,997,173
4.00% due 10/01/2043	7,887,379	8,369,025
4.00% due 12/01/2043	713,659	761,569
4.00% due September TBA	11,112,000	11,776,984
4.50% due 06/01/2018	8,722	9,221
4.50% due 10/01/2024	1,197,872	1,278,944
4.50% due 03/01/2025	1,680,652	1,795,443
4.50% due 06/01/2039	381,001	414,181
4.50% due 09/01/2039	2,273,648	2,456,280
4.50% due 01/01/2040	837,381	919,189
4.50% due 02/01/2040	1,665,168	1,829,564
4.50% due 05/01/2040	643,840	705,309
4.50% due 08/01/2040	825,354	901,125
4.50% due 09/01/2040	5,651,186	6,106,120
4.50% due 11/01/2040	795,893	860,769
4.50% due 12/01/2040	780,885	844,940
4.50% due 05/01/2041	1,755,997	1,897,048
4.50% due 03/01/2042	8,024,408	8,682,535
4.50% due September TBA	5,462,000	5,898,960
5.00% due 03/15/2016	248,000	265,299
5.00% due 09/01/2018	4,657	4,973
5.00% due 10/01/2018	4,178	4,462
5.00% due 03/01/2020	9,247	9,932
5.00% due 06/01/2022	231,712	250,252
5.00% due 10/01/2024	451,242	480,642
5.00% due 09/01/2033	1,508,161	1,667,053
5.00% due 04/01/2040	890,197	989,668
5.00% due 05/01/2040	1,721,586	1,907,113
5.00% due 06/01/2040	7,924,199	8,748,517

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.00% due 07/01/2040	$4,418,643	$4,879,332
5.00% due September TBA	1,500,000	1,654,195
5.50% due 12/01/2029	412,769	460,226
5.50% due 12/01/2033	83,991	94,314
5.50% due 05/01/2034	75,749	85,046
5.50% due 08/01/2034	715,112	804,273
5.50% due 02/01/2037	775,405	862,785
5.50% due 07/01/2037	108,842	120,872
5.50% due 08/01/2037	3,999,262	4,455,907
5.50% due 06/01/2038	514,150	575,409
5.50% due 09/01/2039	1,395,814	1,559,612
6.00% due 09/01/2016	4,614	4,659
6.00% due 12/01/2016	2,836	2,949
6.00% due 12/01/2033	92,570	105,066
6.00% due 08/01/2034	65,007	73,864
6.00% due 11/01/2035	158,315	178,879
6.00% due 06/01/2036	168,122	190,740
6.00% due 12/01/2036	322,256	363,799
6.00% due 10/01/2037	44,567	50,189
6.00% due 11/01/2037	179,469	202,195
6.00% due 05/01/2038	88,783	100,161
6.00% due 07/01/2038	1,514,992	1,708,819
6.00% due 09/01/2038	815,877	922,501
6.00% due 11/01/2038	512,538	577,919
6.50% due 02/01/2017	4,049	4,210
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C02, Class 2MI 1.11% due 05/25/2024(2)	1,524,260	1,508,644
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 1.76% due 01/25/2024(2)	2,148,918	2,162,022
Fannie Mae Connecticut Avenue Securities FRS Series 2013-C01, Class M1 2.16% due 10/25/2023(2)	3,209,076	3,253,339
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(2)	1,102,455	1,100,843

		198,456,816

Government National Mtg. Assoc. — 0.8%
4.00% due 03/20/2044	2,638,317	2,815,496
4.50% due 05/15/2039	1,074,765	1,183,803
5.00% due 05/15/2034	430,508	474,814
5.00% due 01/15/2040	844,497	935,614
5.50% due 12/15/2039	1,182,979	1,313,452
6.00% due 10/15/2039	957,378	1,077,500
7.00% due 09/15/2028	4,486	4,622

		7,805,301

Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018	565,000	568,397

Total U.S. Government Agencies
(cost $273,132,373)		276,190,446

U.S. GOVERNMENT TREASURIES — 22.8%
United States Treasury Bonds — 4.7%
2.75% due 11/15/2042	176,000	165,000
2.88% due 05/15/2043	1,300,000	1,247,797
3.13% due 11/15/2041	830,000	842,450
3.13% due 02/15/2042	8,027,000	8,137,371
3.13% due 02/15/2043	3,700,000	3,734,688
3.38% due 05/15/2044	612,000	647,190

Security Description	Principal Amount	Value (Note 2)

United States Treasury Bonds (continued)
3.63% due 08/15/2043	$2,000,000	$2,213,124
3.63% due 02/15/2044	5,477,000	6,062,354
3.75% due 08/15/2041	152,000	172,544
3.75% due 11/15/2043	5,000,000	5,657,810
4.25% due 11/15/2040	3,000,000	3,683,436
4.38% due 02/15/2038	2,674,000	3,316,177
4.38% due 05/15/2041	1,901,000	2,383,972
4.50% due 02/15/2036	2,000,000	2,521,562
4.50% due 05/15/2038	588,000	742,809
4.63% due 02/15/2040	284,000	367,469
5.25% due 11/15/2028	1,575,000	2,063,004
8.13% due 08/15/2019	158,000	207,227

		44,165,984

United States Treasury Notes — 18.1%
0.08% due 01/31/2016 FRS	4,324,000	4,324,432
0.13% due 04/15/2018 TIPS(7)	2,265,129	2,312,024
0.25% due 01/15/2015	3,000,000	3,002,109
0.25% due 03/31/2015	4,000,000	4,004,064
0.25% due 10/31/2015	1,034,000	1,034,929
0.38% due 04/15/2015	1,900,000	1,903,488
0.38% due 11/15/2015	76,000	76,166
0.38% due 05/31/2016	11,358,000	11,352,673
0.50% due 07/31/2017	3,000,000	2,962,032
0.63% due 08/31/2017	2,750,000	2,721,425
0.75% due 10/31/2017	5,108,000	5,058,917
0.75% due 12/31/2017	351,000	346,613
0.75% due 02/28/2018	5,888,000	5,796,000
0.88% due 12/31/2016	5,005,000	5,027,678
0.88% due 02/28/2017	7,000,000	7,022,421
1.00% due 08/31/2016	3,656,000	3,691,131
1.00% due 05/31/2018	4,000,000	3,955,936
1.25% due 10/31/2015	2,407,000	2,436,806
1.38% due 06/30/2018	4,000,000	4,005,936
1.38% due 07/31/2018	4,800,000	4,802,626
1.38% due 12/31/2018	2,002,000	1,992,929
1.50% due 06/30/2016	158,000	161,006
1.50% due 07/31/2016	12,000,000	12,230,628
1.50% due 08/31/2018	7,000,000	7,030,079
1.50% due 01/31/2019	14,000,000	13,990,158
1.50% due 02/28/2019	176,000	175,725
1.63% due 07/31/2019	1,125,000	1,125,088
1.63% due 08/15/2022	2,038,000	1,958,869
1.75% due 05/31/2016	14,500,000	14,834,181
1.75% due 05/15/2023	10,200,000	9,794,387
2.00% due 11/15/2021	1,001,000	996,464
2.00% due 02/15/2022	6,280,000	6,240,260
2.38% due 10/31/2014	90,000	90,334
2.38% due 05/31/2018	5,631,000	5,851,842
2.50% due 04/30/2015	7,500,000	7,619,827
2.75% due 12/31/2017	2,267,000	2,385,841
3.00% due 02/28/2017	830,000	876,558
3.13% due 05/15/2019	262,000	280,258
3.13% due 05/15/2021	2,199,000	2,357,741
3.38% due 11/15/2019	1,099,000	1,191,814
3.50% due 05/15/2020	3,472,000	3,795,330
3.63% due 08/15/2019	78,000	85,404
4.25% due 08/15/2015	750,000	779,414

		171,681,543

Total U.S. Government Treasuries
(cost $212,391,655)		215,847,527

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

MUNICIPAL BONDS & NOTES — 0.3%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	$1,057,000	$1,141,866
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	861,000	998,915
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	1,010,000	1,061,490

Total Municipal Bonds & Notes
(cost $2,917,661)		3,202,271

COMMON STOCKS — 0.0%
Power Converter/Supply Equipment — 0.0%
TPT Acquisition, Inc.†(3)(4)	2,970	44,550

Television — 0.0%
ION Media Networks, Inc.†(3)(4)	79	34,444

Total Common Stocks
(cost $44,551)		78,994

PREFERRED SECURITIES — 0.2%
Electric - Integrated — 0.1%
Entergy Louisiana LLC 4.70%	23,375	524,535

Federal Home Loan Mtg. Corp. — 0.0%
Federal Home Loan Mtg. Corp. VRS Series Z 8.38%	6,900	80,385

Telecom Services — 0.1%
Qwest Corp. 6.13%	44,275	1,054,188

Total Preferred Securities
(cost $1,797,644)		1,659,108

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.8%
Banks - Commercial — 0.1%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(5)	$917,000	879,678

Banks - Super Regional — 0.3%
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(5)	1,259,000	1,263,784
Wells Fargo & Co. FRS Series S 5.90% due 06/15/2024(5)	854,000	894,565
Wells Fargo Capital X 5.95% due 12/01/2086	393,000	400,860

		2,559,209

Diversified Banking Institutions — 0.7%
BAC Capital Trust XIII FRS Series F 4.00% due 09/26/2014(5)	822,000	669,930
Credit Suisse Group AG VRS 7.50% due 12/11/2023*(5)	1,037,000	1,125,145
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(5)	990,000	981,739
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(5)	1,099,000	1,123,728

Security Description	Shares/ Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(5)	$1,040,000	$1,150,500
Societe Generale SA VRS 6.00% due 01/27/2020*(5)	1,997,000	1,907,135

		6,958,177

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(4)	148,000	15

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	777,000	771,561

Financial Guarantee Insurance — 0.1%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	484,000	438,117

Food - Dairy Products — 0.1%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	860,000	894,400

Insurance - Life/Health — 0.1%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	871,000	934,147

Insurance - Multi-line — 0.1%
MetLife, Inc. 6.40% due 12/15/2066	1,052,000	1,186,130

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	1,727,000	1,872,068

Total Preferred Securities/Capital Securities
(cost $15,764,478)		16,493,502

Total Long-Term Investment Securities
(cost $883,313,524)		900,247,134

SHORT-TERM INVESTMENT SECURITIES — 8.4%
Registered Investment Companies — 0.5%
State Street Navigator Securities Lending Prime Portfolio(9)	4,717,527	4,717,527

Time Deposits — 7.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/02/2014	$74,707,000	74,707,000

Total Short-Term Investment Securities
(cost $79,424,527)		79,424,527

TOTAL INVESTMENTS
(cost $962,738,051)(10)	103.5%	979,671,661
Liabilities in excess of other assets	(3.5)	(32,972,780)

NET ASSETS —	100.0%	$946,698,881

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2014, the aggregate value of these securities was $123,970,182 representing 13.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	Illiquid security. At August 31, 2014, the aggregate value of these securities was $80,793 representing 0.0% of net assets.
(5)	Perpetual maturity — maturity date reflects the next call date.
(6)	Interest Only
(7)	Principal amount of security is adjusted for inflation.
(8)	Subsequent to August 31, 2014, security is in default and did not pay principal or interest at maturity.
(9)	At August 31, 2014, the Fund had loaned securities with a total value of $4,619,214. This was secured by collateral of $4,717,527 which was received in cash and subsequently invested in short-term investments currently valued at $4,717,527 as reported in the portfolio of Investments.
(10)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at August 31, 2014 and unless noted otherwise, the dates are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$48,619,320	$—	$48,619,320
U.S. Corporate Bonds & Notes:
Gambling (Non-Hotel)	—	—	1,739	1,739
Recycling	—	—	4	4
Other Industries*	—	246,451,643	—	246,451,643
Foreign Corporate Bonds & Notes	—	81,652,609	—	81,652,609
Foreign Government Agencies	—	10,049,971	—	10,049,971
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	69,359,932	—	69,359,932
Federal National Mtg. Assoc.	—	198,456,816	—	198,456,816
Other Government Agencies*	—	8,373,698	—	8,373,698
U.S. Government Treasuries:
United States Treasury Bonds	—	44,165,984	—	44,165,984
United States Treasury Notes	—	171,681,543	—	171,681,543
Municipal Bonds & Notes	—	3,202,271	—	3,202,271
Common Stocks	—	—	78,994	78,994
Preferred Securities	1,659,108	—	—	1,659,108
Preferred Securities/Capital Securities	—	16,493,502	—	16,493,502
Short-Term Investment Securities:
Registered Investment Companies	4,717,527	—	—	4,717,527
Time Deposits	—	74,707,000	—	74,707,000

Total	$6,376,635	$973,214,289	$80,737	$979,671,661

*	Sum of all other industries or government agencies each of which individually has an aggregate value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company II High Yield Bond Fund

PORTFOLIO PROFILE — August 31, 2014 (unaudited)

Industry Allocation*

Cellular Telecom	6.5%
Medical — Hospitals	6.0
Oil Companies — Exploration & Production	5.1
Cable/Satellite TV	4.8
Registered Investment Companies	4.2
Diversified Banking Institutions	4.0
Telephone — Integrated	3.0
Data Processing/Management	3.0
Repurchase Agreement	2.8
Building — Residential/Commercial	2.8
Telecom Services	2.5
Satellite Telecom	2.0
Medical — Drugs	1.9
Electric — Integrated	1.9
Office Automation & Equipment	1.9
Auto — Cars/Light Trucks	1.8
Entertainment Software	1.7
Banks — Commercial	1.6
Chemicals — Diversified	1.6
Steel — Producers	1.5
Building & Construction Products — Misc.	1.5
Electronic Components — Semiconductors	1.4
Pipelines	1.4
Telecommunication Equipment	1.3
Publishing — Newspapers	1.3
Finance — Other Services	1.1
Printing — Commercial	1.1
Insurance — Multi-line	1.1
Insurance — Property/Casualty	1.1
Theaters	1.1
Banks — Mortgage	1.0
Machinery — General Industrial	1.0
Enterprise Software/Service	1.0
Oil & Gas Drilling	0.9
Finance — Consumer Loans	0.9
Television	0.9
Funeral Services & Related Items	0.9
Commercial Services	0.8
Food — Misc./Diversified	0.8
Building Products — Cement	0.7
Shipbuilding	0.7
Aerospace/Defense — Equipment	0.7
Real Estate Investment Trusts	0.6
Medical Products	0.6
Engineering/R&D Services	0.6
Multimedia	0.6
Real Estate Management/Services	0.6
Advertising Services	0.6
Containers — Metal/Glass	0.6
Medical — HMO	0.6
Retail — Leisure Products	0.6
Applications Software	0.5
Web Hosting/Design	0.5
Semiconductor Equipment	0.5
Radio	0.5
Advertising Sales	0.5
Medical — Outpatient/Home Medical	0.5
Machinery — Farming	0.5
Soap & Cleaning Preparation	0.5
Retail — Discount	0.5
Internet Connectivity Services	0.4
Computer Services	0.4
Finance — Auto Loans	0.4
Retail — Home Furnishings	0.4
Retail — Major Department Stores	0.4
Building Products — Wood	0.4
Diversified Manufacturing Operations	0.4
Investment Management/Advisor Services	0.4
Metal Processors & Fabrication	0.3

Chemicals — Plastics	0.3%
Diagnostic Kits	0.3
Retail — Arts & Crafts	0.3
Retail — Restaurants	0.3
Beverages — Wine/Spirits	0.3
Dialysis Centers	0.3
Coal	0.3
Retail — Perfume & Cosmetics	0.3
E-Commerce/Products	0.3
Independent Power Producers	0.3
Non-Hazardous Waste Disposal	0.2
Commercial Services — Finance	0.2
Finance — Leasing Companies	0.2
Physicians Practice Management	0.2
Rental Auto/Equipment	0.2
Gold Mining	0.2
Electric — Generation	0.2
Retail — Propane Distribution	0.2
Retail — Apparel/Shoe	0.2
Apparel Manufacturers	0.2
Medical — Biomedical/Gene	0.1
Travel Services	0.1
Gambling (Non-Hotel)	0.1
Metal — Diversified	0.1
Diversified Operations	0.1
Distribution/Wholesale	0.1

102.3%

Credit Quality†#

Baa	1.4%
Ba	33.7
B	42.4
Caa	16.0
Not Rated@	6.5

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014

Security Description	Principal Amount(16)	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 0.7%
Applications Software — 0.2%
Verint Systems, Inc. Senior Notes 1.50% due 06/01/2021	$918,000	$954,720

Building - Residential/Commercial — 0.1%
M/I Homes, Inc. Company Guar. Notes 3.00% due 03/01/2018	330,000	344,644

Medical - Biomedical/Gene — 0.1%
Cubist Pharmaceuticals, Inc. Senior Notes 1.88% due 09/01/2020*	509,000	578,351

Medical - Drugs — 0.0%
Savient Pharmaceuticals, Inc. Escrow Notes 4.75% due 02/01/2018†(1)(2)	1,620,000	0

Oil Companies - Exploration & Production — 0.3%
Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019	1,260,000	1,110,375

Total Convertible Bonds & Notes
(cost $4,023,756)		2,988,090

U.S. CORPORATE BONDS & NOTES — 71.2%
Advertising Sales — 0.5%
Lamar Media Corp. Company Guar. Notes 5.00% due 05/01/2023	1,580,000	1,576,050
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	500,000	525,000

		2,101,050

Advertising Services — 0.6%
Getty Images, Inc. Senior Notes 7.00% due 10/15/2020*	3,065,000	2,574,600

Aerospace/Defense - Equipment — 0.7%
B/E Aerospace, Inc. Senior Notes 5.25% due 04/01/2022	1,185,000	1,282,763
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	1,390,000	1,495,987

		2,778,750

Apparel Manufacturers — 0.2%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/2020	615,000	660,356

Applications Software — 0.3%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	1,285,000	1,452,050

Auto - Cars/Light Trucks — 1.8%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.00% due 06/15/2019	1,705,000	1,833,983
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	2,505,000	2,799,338

Security Description	Principal Amount(16)	Value (Note 2)

Auto - Cars/Light Trucks (continued)
General Motors Co. Senior Notes 4.88% due 10/02/2023	$2,370,000	$2,535,900
General Motors Co. Senior Notes 6.25% due 10/02/2043	310,000	363,475

		7,532,696

Banks - Commercial — 0.6%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	975,000	1,051,781
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	1,491,000	1,662,465

		2,714,246

Banks - Mortgage — 1.0%
Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	4,330,000	4,357,062

Beverages - Wine/Spirits — 0.3%
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	430,000	434,300
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/2017	750,000	842,775

		1,277,075

Building & Construction Products - Misc. — 1.5%
Associated Materials LLC/AMH New Finance, Inc. Senior Sec. Notes 9.13% due 11/01/2017	610,000	611,525
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	2,385,000	2,593,687
Ply Gem Industries, Inc. Company Guar. Notes 6.50% due 02/01/2022#	3,240,000	3,207,600

		6,412,812

Building Products - Cement — 0.5%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	2,070,000	2,152,800

Building Products - Wood — 0.4%
Masco Corp. Senior Notes 6.13% due 10/03/2016	340,000	368,050
Masco Corp. Senior Notes 7.13% due 03/15/2020	925,000	1,063,750
Masco Corp. Senior Notes 7.75% due 08/01/2029	145,000	171,929

		1,603,729

Building - Residential/Commercial — 2.7%
K Hovnanian Enterprises, Inc. Company Guar. Notes 7.00% due 01/15/2019*	670,000	678,375

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Building - Residential/Commercial (continued)
K Hovnanian Enterprises, Inc. Sec. Notes 9.13% due 11/15/2020*	$2,035,000	$2,248,675
KB Home Company Guar. Notes 4.75% due 05/15/2019	445,000	445,000
KB Home Company Guar. Notes 7.00% due 12/15/2021	1,480,000	1,598,400
KB Home Company Guar. Notes 7.50% due 09/15/2022	1,205,000	1,313,450
KB Home Company Guar. Notes 8.00% due 03/15/2020	1,461,000	1,650,930
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022(3)	2,721,000	2,680,185
Pulte Group, Inc. Company Guar. Notes 6.38% due 05/15/2033	285,000	285,000
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	390,000	385,856

		11,285,871

Cable/Satellite TV — 3.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	150,000	149,250
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	665,000	674,975
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	715,000	734,663
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	1,215,000	1,304,545
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/2017	1,592,000	1,663,640
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/2020	315,000	337,838
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	2,070,000	2,059,650
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	2,576,000	2,881,771
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	2,710,000	3,143,600
Harron Communications LP/Harron Finance Corp. Senior Notes 9.13% due 04/01/2020*	1,286,000	1,443,535

		14,393,467

Cellular Telecom — 6.5%
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	2,565,000	2,693,250

Security Description	Principal Amount(16)	Value (Note 2)

Cellular Telecom (continued)
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/2018	$960,000	$1,002,000
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021*	4,460,000	4,727,600
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023*	4,165,000	4,466,962
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	825,000	919,875
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	1,955,000	2,324,006
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	3,270,000	3,462,112
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018	460,000	474,375
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	250,000	259,063
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	1,360,000	1,417,800
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	370,000	384,800
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	2,275,000	2,394,438
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	2,450,000	2,584,750
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	220,000	233,475

		27,344,506

Chemicals - Diversified — 0.2%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/2018	775,000	804,063

Chemicals - Plastics — 0.3%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	485,000	510,463
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	915,000	949,312

		1,459,775

Commercial Services — 0.8%
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	1,265,000	1,367,781
ServiceMaster Co. Company Guar. Notes 7.00% due 08/15/2020	1,872,000	1,998,360

		3,366,141

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Commercial Services - Finance — 0.2%
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	$850,000	$907,375

Computer Services — 0.4%
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	630,000	659,925
SunGard Data Systems, Inc. Company Guar. Notes 7.38% due 11/15/2018	570,000	595,650
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	525,000	565,031

		1,820,606

Containers - Metal/Glass — 0.6%
Ardagh Finance Holdings SA Senior Notes 8.63% due 06/15/2019#*(4)	985,000	1,020,706
Ardagh Packaging Finance PLC Company Guar. Notes 6.00% due 06/30/2021#*	1,385,000	1,371,150

		2,391,856

Data Processing/Management — 3.0%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	2,541,000	2,693,460
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/2022	675,000	714,686
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	3,115,000	3,325,262
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	4,377,000	4,770,930
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(4)	553,000	605,535
First Data Holdings, Inc. Senior Notes 14.50% due 09/24/2019#*(4)(15)	435,283	492,958

		12,602,831

Diagnostic Kits — 0.3%
Alere, Inc. Company Guar. Notes 6.50% due 06/15/2020	1,375,000	1,390,469

Dialysis Centers — 0.3%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	420,000	452,550
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.88% due 01/31/2022*	345,000	379,500
Fresenius Medical Care U.S. Finance, Inc. Company Guar. Notes 6.50% due 09/15/2018*	290,000	323,350

		1,155,400

Security Description	Principal Amount(16)	Value (Note 2)

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	$335,000	$340,863

Diversified Manufacturing Operations — 0.4%
JM Huber Corp. Senior Notes 9.88% due 11/01/2019*	1,390,000	1,563,750

Diversified Operations — 0.1%
Carlson Travel Holdings, Inc. Senior Notes 7.50% due 08/15/2019*(4)	395,000	405,863

E-Commerce/Services — 0.0%
IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022	150,000	148,500

Electric - Generation — 0.2%
AES Corp. Senior Notes 8.00% due 10/15/2017	173,000	199,383
AES Corp. Senior Notes 8.00% due 06/01/2020	450,000	533,250

		732,633

Electric - Integrated — 0.9%
DPL, Inc. Senior Notes 7.25% due 10/15/2021	3,260,000	3,455,600
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*†(6)(7)	605,000	526,350

		3,981,950

Electronic Components - Semiconductors — 1.1%
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	3,945,000	4,132,387
Freescale Semiconductor, Inc. Company Guar. Notes 8.05% due 02/01/2020	424,000	456,860
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	228,000	256,500

		4,845,747

Enterprise Software/Service — 1.0%
Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(4)	3,000,000	3,052,500
Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019	968,000	1,064,800

		4,117,300

Entertainment Software — 1.7%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	5,920,000	6,401,000
Activision Blizzard, Inc. Company Guar. Notes 6.13% due 09/15/2023*	520,000	572,000

		6,973,000

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Auto Loans — 0.4%
GMAC LLC Sub. Notes 8.00% due 12/31/2018	$1,475,000	$1,721,141

Finance - Consumer Loans — 0.9%
SLM Corp. Senior Notes 6.25% due 01/25/2016	1,035,000	1,097,100
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	2,580,000	2,728,350

		3,825,450

Finance - Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	845,000	899,925

Finance - Other Services — 1.1%
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 08/01/2018	2,895,000	2,923,950
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	480,000	470,400
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 7.88% due 10/01/2020	1,120,000	1,153,600

		4,547,950

Food - Misc./Diversified — 0.7%
Aramark Services, Inc. Company Guar. Notes 5.75% due 03/15/2020	2,905,000	3,042,987

Funeral Services & Related Items — 0.9%
Service Corp. International Senior Notes 4.50% due 11/15/2020	1,255,000	1,250,294
Service Corp. International Senior Notes 7.63% due 10/01/2018	2,086,000	2,404,115

		3,654,409

Independent Power Producers — 0.2%
Dynegy, Inc. Company Guar. Notes 5.88% due 06/01/2023#	685,000	666,163

Internet Connectivity Services — 0.1%
Zayo Group LLC/Zayo Capital, Inc. Senior Sec. Notes 8.13% due 01/01/2020	280,000	302,050
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 10.13% due 07/01/2020	200,000	227,500

		529,550

Investment Management/Advisor Services — 0.4%
Nuveen Investments, Inc. Senior Notes 9.13% due 10/15/2017*	1,425,000	1,529,025

Machinery - Farming — 0.5%
Case New Holland Industrial, Inc. Company Guar. Notes 7.88% due 12/01/2017	1,595,000	1,822,288

Security Description	Principal Amount(16)	Value (Note 2)

Machinery - Farming (continued)
CNH Capital LLC Company Guar. Notes 3.88% due 11/01/2015	$230,000	$233,450

		2,055,738

Medical Products — 0.6%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	605,000	651,131
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020	1,885,000	2,009,881

		2,661,012

Medical - Drugs — 1.7%
Pinnacle Merger Sub, Inc. Senior Notes 9.50% due 10/01/2023*	2,460,000	2,699,850
Salix Pharmaceuticals, Ltd. Company Guar. Notes 6.00% due 01/15/2021*	4,125,000	4,475,625

		7,175,475

Medical - HMO — 0.6%
MPH Acquisition Holdings LLC Company Guar. Notes 6.63% due 04/01/2022*	1,420,000	1,485,675
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	890,000	922,263

		2,407,938

Medical - Hospitals — 6.0%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	996,000	1,035,840
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022*	6,315,000	6,709,687
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020	2,010,000	2,175,825
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	2,500,000	2,718,750
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	2,150,000	2,338,125
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	1,275,000	1,426,406
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	840,000	787,500
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	3,720,000	3,785,100
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	1,895,000	1,918,688
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	1,965,000	2,262,206

		25,158,127

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Outpatient/Home Medical — 0.3%
Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022*	$1,120,000	$1,145,200

Non-Hazardous Waste Disposal — 0.2%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	895,000	921,850

Office Automation & Equipment — 1.9%
CDW LLC/CDW Finance Corp. Company Guar. Notes 6.00% due 08/15/2022	3,870,000	4,078,012
CDW LLC/CDW Finance Corp. Senior Sec. Notes 8.00% due 12/15/2018(3)	689,000	730,340
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/2019	2,967,000	3,189,525

		7,997,877

Oil Companies - Exploration & Production — 3.3%
Antero Resources Finance Corp. Company Guar. Notes 5.38% due 11/01/2021	440,000	453,200
Antero Resources Finance Corp. Company Guar. Notes 6.00% due 12/01/2020	1,390,000	1,468,118
Bonanza Creek Energy, Inc. Company Guar. Notes 6.75% due 04/15/2021	1,385,000	1,454,250
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/2020	595,000	685,737
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	890,000	952,300
Diamondback Energy, Inc. Company Guar. Notes 7.63% due 10/01/2021*	2,050,000	2,244,750
EP Energy LLC/Everest Acquisition Finance, Inc. Sec. Notes 6.88% due 05/01/2019	110,000	116,050
Everest Acquisition LLC Company Guar. Notes 9.38% due 05/01/2020	2,168,000	2,444,420
Range Resources Corp. Company Guar. Notes 5.00% due 08/15/2022	285,000	303,169
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	995,000	1,064,650
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	1,635,000	1,673,831
Rosetta Resources, Inc. Company Guar. Notes 5.88% due 06/01/2022	1,185,000	1,214,625

		14,075,100

Physicians Practice Management — 0.2%
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	860,000	868,600

Security Description	Principal Amount(16)	Value (Note 2)

Pipelines — 1.4%
El Paso LLC Company Guar. Notes 6.50% due 09/15/2020	$1,075,000	$1,251,945
El Paso LLC Company Guar. Notes 7.00% due 06/15/2017	665,000	751,450
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,350,000	1,562,625
Kinder Morgan Finance Co. LLC Company Guar. Notes 6.00% due 01/15/2018*	2,040,000	2,272,050

		5,838,070

Printing - Commercial — 1.1%
Deluxe Corp. Company Guar. Notes 6.00% due 11/15/2020	1,570,000	1,632,800
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022*	2,950,000	2,913,125

		4,545,925

Publishing - Newspapers — 0.9%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	3,685,000	3,777,125

Radio — 0.5%
Sirius XM Radio, Inc. Senior Notes 4.25% due 05/15/2020*	555,000	543,900
Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*	1,560,000	1,505,400
Sirius XM Radio, Inc. Senior Sec. Notes 5.25% due 08/15/2022*	60,000	63,900

		2,113,200

Real Estate Investment Trusts — 0.6%
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	2,455,000	2,668,190

Real Estate Management/Services — 0.6%
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	1,645,000	1,667,701
Realogy Group LLC Senior Sec. Notes 7.63% due 01/15/2020*	870,000	948,300

		2,616,001

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	2,565,000	97

Rental Auto/Equipment — 0.2%
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	500,000	514,375
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	325,000	338,813

		853,188

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Apparel/Shoe — 0.2%
Limited Brands, Inc. Senior Notes 6.95% due 03/01/2033	$651,000	$681,923

Retail - Arts & Crafts — 0.3%
Michaels Stores, Inc. Company Guar. Notes 5.88% due 12/15/2020*	1,290,000	1,309,350

Retail - Discount — 0.5%
99 Cents Only Stores Company Guar. Notes 11.00% due 12/15/2019	1,760,000	1,936,000

Retail - Home Furnishings — 0.4%
GRD Holdings III Corp. Senior Sec. Notes 10.75% due 06/01/2019*	1,510,000	1,664,775

Retail - Leisure Products — 0.6%
Party City Holdings, Inc. Company Guar. Notes 8.88% due 08/01/2020	455,000	501,638
PC Nextco Holdings LLC/PC Nextco Finance, Inc. Senior Notes 8.75% due 08/15/2019(4)	1,825,000	1,875,187

		2,376,825

Retail - Perfume & Cosmetics — 0.3%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	585,000	617,175
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	491,000	529,053

		1,146,228

Retail - Propane Distribution — 0.2%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/2020	655,000	697,575

Retail - Restaurants — 0.3%
CEC Entertainment, Inc. Senior Notes 8.00% due 02/15/2022*	1,270,000	1,289,050

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(8)(9)	50,000	0

Satellite Telecom — 0.4%
DigitalGlobe, Inc. Company Guar. Notes 5.25% due 02/01/2021*	1,570,000	1,554,300

Semiconductor Equipment — 0.5%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	2,125,000	2,188,750

Shipbuilding — 0.7%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	1,730,000	1,827,312
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	1,180,000	1,283,250

		3,110,562

Security Description	Principal Amount(16)	Value (Note 2)

Soap & Cleaning Preparation — 0.5%
Sun Products Corp. Senior Notes 7.75% due 03/15/2021#*	$2,465,000	$1,984,325

Steel - Producers — 1.5%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/2020	2,420,000	2,501,675
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	1,360,000	1,434,800
United States Steel Corp. Senior Notes 7.38% due 04/01/2020#	2,291,000	2,571,647

		6,508,122

Telecom Services — 0.6%
Level 3 Escrow II, Inc. Company Guar. Notes 5.38% due 08/15/2022*	2,175,000	2,185,875
tw telecom holdings inc Company Guar. Notes 5.38% due 10/01/2022	230,000	250,125

		2,436,000

Telecommunication Equipment — 1.3%
Alcatel - Lucent USA, Inc. Senior Notes 6.45% due 03/15/2029	3,410,000	3,333,275
Alcatel - Lucent USA, Inc. Senior Notes 6.50% due 01/15/2028	490,000	480,200
Alcatel - Lucent USA, Inc. Company Guar. Notes 6.75% due 11/15/2020*	1,710,000	1,808,325

		5,621,800

Telephone - Integrated — 2.6%
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021*	340,000	358,700
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	2,009,000	2,164,698
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	386,000	417,845
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	2,947,000	3,263,802
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	1,555,000	1,558,888
Windstream Corp. Company Guar. Notes 7.75% due 10/15/2020	2,465,000	2,656,037
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	425,000	443,594

		10,863,564

Television — 0.6%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	2,415,000	2,547,825

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Theaters — 1.1%
AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/2020	$3,175,000	$3,563,937
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	435,000	431,738
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	215,000	218,494
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	240,000	240,600

		4,454,769

Web Hosting/Design — 0.5%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	90,000	91,800
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	550,000	561,000
Equinix, Inc. Senior Notes 7.00% due 07/15/2021	1,510,000	1,647,788

		2,300,588

Total U.S. Corporate Bonds & Notes
(cost $288,361,215)		299,616,836

FOREIGN CONVERTIBLE BONDS & NOTES — 0.2%
Building Products - Cement — 0.2%
Cemex SAB de CV Sub. Notes 3.75% due 03/15/2018 (cost $907,614)	675,000	1,014,187

FOREIGN CORPORATE BONDS & NOTES — 11.2%
Cable/Satellite TV — 1.4%
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*	3,490,000	3,690,675
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*	2,085,000	2,131,912

		5,822,587

Chemicals - Diversified — 1.4%
INEOS Group Holdings SA Company Guar. Notes 5.88% due 02/15/2019*	1,225,000	1,255,625
INEOS Group Holdings SA Company Guar. Notes 6.13% due 08/15/2018#*	4,270,000	4,408,775

		5,664,400

Containers - Metal/Glass — 0.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	140,294	142,749

Electric - Integrated — 0.3%
EDP Finance BV Senior Notes 5.25% due 01/14/2021*	1,020,000	1,076,447

Security Description	Principal Amount(16)		Value (Note 2)

Engineering/R&D Services — 0.6%
Abengoa Finance SAU Company Guar. Notes 6.00% due 03/31/2021*	EUR	855,000	$1,166,005
Abengoa Finance SAU Company Guar. Notes 7.75% due 02/01/2020*		1,355,000	1,480,338

			2,646,343

Gambling (Non-Hotel) — 0.1%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	575,000	555,275

Gold Mining — 0.2%
AuRico Gold, Inc. Sec. Notes 7.75% due 04/01/2020*		$730,000	750,075

Internet Connectivity Services — 0.3%
Ymobile Corp. Company Guar. Notes 8.25% due 04/01/2018*		1,340,000	1,420,400

Medical - Drugs — 0.2%
Grifols Worldwide Operations, Ltd. Senior Notes 5.25% due 04/01/2022*		905,000	929,888

Metal - Diversified — 0.1%
Constellium NV Company Guar. Notes 5.75% due 05/15/2024*		430,000	447,200

Multimedia — 0.3%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023		1,290,000	1,322,250

Oil & Gas Drilling — 0.9%
Paragon Offshore PLC Company Guar. Notes 6.75% due 07/15/2022#*		2,990,000	2,720,900
Seadrill, Ltd. Senior Notes 6.13% due 09/15/2017*(3)		1,110,000	1,146,075

			3,866,975

Oil Companies - Exploration & Production — 1.5%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017		1,925,000	2,054,937
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		480,000	508,800
Tullow Oil PLC Company Guar. Notes 6.00% due 11/01/2020*		1,220,000	1,232,200
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022*		2,465,000	2,465,000

			6,260,937

Satellite Telecom — 1.3%
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022		590,000	616,550

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount(16)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Satellite Telecom (continued)
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020		$1,000,000	$1,070,000
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021		825,000	893,062
Intelsat Luxembourg SA Company Guar. Notes 6.75% due 06/01/2018		235,000	246,163
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021		2,405,000	2,537,275

			5,363,050

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SA FRS Sub. Notes 6.03% due 01/15/2015*†(1)(2)(6)(12).		925,000	0

Telecom Services — 1.9%
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*		985,000	1,036,712
Altice Financing SA Senior Sec. Notes 7.88% due 12/15/2019*		750,000	811,365
Altice Finco SA Company Guar. Notes 8.13% due 01/15/2024*		300,000	326,250
Altice Finco SA Senior Sec. Notes 9.88% due 12/15/2020*		535,000	606,867
UPCB Finance V, Ltd. Senior Sec. Notes 7.25% due 11/15/2021*		545,000	596,775
UPCB Finance VI, Ltd. Senior Sec. Notes 6.88% due 01/15/2022*		1,175,000	1,271,937
Wind Acquisition Finance SA Senior Sec. Notes 4.00% due 07/15/2020*	EUR	2,245,000	2,964,567
Wind Acquisition Finance SA Senior Sec. Notes 6.50% due 04/30/2020*		220,000	235,400

			7,849,873

Telephone - Integrated — 0.4%
Softbank Corp. Company Guar. Notes 4.50% due 04/15/2020*		1,710,000	1,739,925

Television — 0.2%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		845,000	868,238

Travel Services — 0.1%
Carlson Wagonlit BV Senior Sec. Notes 6.88% due 06/15/2019*		535,000	571,781

Total Foreign Corporate Bonds & Notes
(cost $47,113,216)			47,298,393

Security Description	Principal Amount(16)	Value (Note 2)

LOANS(2)(10)(11) — 5.1%
Beverages - Non-alcoholic — 0.0%
Le-Natures, Inc. Escrow Loans 9.36% due 03/01/2011†(1)	$600,000	$0

Building - Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2013†(1)	2,037,810	0

Coal — 0.3%
Arch Coal, Inc. BTL 2nd Lien 6.25% due 05/01/2018	1,185,825	1,153,003

E-Commerce/Products — 0.3%
Lands’ End, Inc. BTL 4.25% due 04/04/2021	1,107,225	1,095,691

Electric - Integrated — 0.7%
Texas Competitive Electric Holdings Co. LLC BTL 4.74% due 10/10/2017†(6)(7)	3,873,748	2,987,628

Electronic Components - Semiconductors — 0.3%
Freescale Semiconductor, Inc. BTL 5.00% due 01/15/2021	1,310,100	1,312,556

Independent Power Producers — 0.1%
Calpine Corp BTL 4.00% due 10/31/2020	358,200	356,807

Insurance - Property/Casualty — 1.1%
Asurion LLC BTL 4.25% due 07/08/2020	2,981,820	2,971,703
Asurion LLC BTL 5.00% due 05/24/2019	766,045	767,823
Asurion LLC BTL 8.50% due 03/03/2021	740,000	763,125

		4,502,651

Machinery - General Industrial — 1.0%
Gardner Denver, Inc. BTL 4.25% due 07/30/2020	1,865,900	1,859,681
RBS Global, Inc. BTL 4.00% due 08/21/2020	2,282,750	2,267,259

		4,126,940

Medical - Outpatient/Home Medical — 0.2%
Amsurg Corp. BTL 3.75% due 07/16/2021	930,000	928,605

Metal Processors & Fabrication — 0.3%
Crosby US Acquisition Corp. BTL 4.00% due 11/23/2020	1,512,400	1,503,326

Publishing - Newspapers — 0.4%
Tribune Co. BTL 4.00% due 12/27/2020	1,844,227	1,841,347

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Shares/ Principal Amount(16)		Value (Note 2)

LOANS (continued)
Retail - Major Department Stores — 0.4%
Neiman Marcus Group LTD LLC BTL 4.25% due 10/25/2020		$1,638,342	$1,625,235

Total Loans
(cost $22,690,271)			21,433,789

COMMON STOCKS — 0.1%
Food - Misc./Diversified — 0.1%
Wornick Co.†(1)(2)		3,444	259,368

Multimedia — 0.0%
Haights Cross Communication, Inc.†(1)(2)		10,439	0

Paper & Related Products — 0.0%
Caraustar Industries, Inc.†(1)(2)		80	0

Total Common Stocks
(cost $532,479)			259,368

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Casino Services — 0.0%
Herbst Gaming, Inc.†(2)(13) (cost $232,701)		23,439	152,354

CONVERTIBLE PREFERRED SECURITY — 0.3%
Satellite Telecom — 0.3%
Intelsat SA Series A 5.75% (cost $1,466,529)		27,380	1,312,871

PREFERRED SECURITIES — 0.9%
Diversified Banking Institutions — 0.9%
GMAC Capital Trust I FRS Series 2 8.13%		134,000	3,601,920

Diversified Financial Services — 0.0%
Citigroup Capital XIII FRS 7.88%		2,025	55,161

Total Preferred Securities
(cost $3,507,976)			3,657,081

PREFERRED SECURITIES/CAPITAL SECURITIES — 5.5%
Banks - Commercial — 1.0%
Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019(5)	EUR	3,000,000	4,138,942

Diversified Banking Institutions — 3.1%
Barclays PLC VRS 6.63% due 06/01/2024(5)		334,000	328,155
Barclays PLC VRS 8.25% due 12/15/2018#(5)		2,595,000	2,748,570
Credit Agricole SA VRS 7.88% due 01/23/2024#*(5)		775,000	836,031
Credit Suisse Group AG VRS 7.50% due 12/11/2023*(5)		1,395,000	1,513,575
Royal Bank of Scotland Group PLC FRS 6.99% due 10/05/2017*(5)		1,690,000	1,939,275
Royal Bank of Scotland Group PLC FRS 7.64% due 09/30/2017(5)		500,000	528,750
Societe Generale SA VRS 6.00% due 01/27/2020*(5)		1,310,000	1,251,050
Societe Generale SA VRS 7.88% due 12/18/2023*(5)		2,835,000	2,956,054
Societe Generale SA VRS 8.25% due 11/29/2018(5)		875,000	936,600

			13,038,060

Security Description	Shares/ Principal Amount(16)	Value (Note 2)

Insurance - Multi-line — 1.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2018	$3,170,000	$3,732,675
Voya Financial, Inc. FRS 5.65% due 05/15/2023	765,000	778,388

		4,511,063

Multimedia — 0.3%
NBCUniversal Enterprise, Inc. 5.25% due 03/19/2021*(5)	1,260,000	1,313,550

Total Preferred Securities/Capital Securities
(cost $21,834,176)		23,001,615

WARRANTS — 0.1%
Television — 0.1%
ION Media Networks, Inc.†(1)(2)(13) Expires 12/18/2016 (strike price $0.01)	310	149,005
ION Media Networks, Inc.†(1)(2)(13) Expires 12/18/2016 (strike price $0.01)	306	147,083

Total Warrants
(cost $0)		296,088

Total Long-Term Investment Securities
(cost $390,669,933)		401,030,672

SHORT-TERM INVESTMENT SECURITIES — 4.2%
Registered Investment Companies — 4.2%
State Street Navigator Securities Lending Prime Portfolio(14) (cost $17,525,510)	$17,525,510	17,525,510

REPURCHASE AGREEMENT — 2.8%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 08/29/2014, to be repurchased 09/02/2014 in the amount of $11,719,000 and collateralized by $12,805,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $11,956,682. (cost $11,719,000)	11,719,000	11,719,000

TOTAL INVESTMENTS
(cost $419,914,443)(17)	102.3%	430,275,182
Liabilities in excess of other assets	(2.3)	(9,816,455)

NET ASSETS —	100.0%	$420,458,727

#	The security or a portion thereof is out on loan (see Note 2)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2014, the aggregate value of these securities was $161,288,354 representing 38.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At August 31, 2014, the aggregate value of these securities was $22,141,696 representing 5.3% of net assets.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of August 31, 2014.
(4)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(5)	Perpetual maturity — maturity date reflects the next call date.
(6)	Security in default

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	Security in default of interest and principal at maturity.
(9)	Company has filed for Chapter 7 bankruptcy.
(10)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(11)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(12)	Company has filed for bankruptcy protection in the country of issuance.
(13)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2014, the High Yield Bond Fund held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Membership Interest Certificate
Herbst Gaming, Inc.	03/26/2008	23,439	$232,701	$152,354	$6.50	0.04%
Warrants
ION Media Networks, Inc. Expires 12/18/2016 (Strike price $0.01)	11/11/2010	310	–	149,005	480.66	0.04%
ION Media Networks, Inc. Expires 12/18/2016 (Strike price $0.01)	03/01/2011	306	–	147,083	480.66	0.03%

				$448,442		0.11%

(14)	At August 31, 2014, the Fund had loaned securities with a total value of $17,182,891. This was secured by collateral of $17,525,510 which was received in cash and subsequently invested in short-term investments currently valued at $17,525,510 as reported in the portfolio of Investments.
(15)	Security currently paying interest/dividends in the form of additional securities.
(16)	Denominated in United States dollars unless otherwise indicated.
(17)	See Note 5 for cost of investments on a tax basis.

BTL—Bank Term Loan

CAD—Canadian Dollar

EUR—Euro

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at August 31, 2014 and unless noted otherwise, the dates shown are original maturity dates.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	CAD	575,000	USD	524,582	09/30/2014	$–	$(3,910)

Standard Chartered Bank	EUR	6,190,000	USD	8,190,602	09/30/2014	56,026	–

Net Unrealized Appreciation (Depreciation)						$56,026	$(3,910)

CAD—Canadian Dollar

EUR—Euro

USD—United States Dollar

Over the Counter Credit Default Swaps on Corporate Issues — Buy Protection(1)
Reference Obligation	Fixed Deal Receive (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at August 31, 2014(2)	Notional Amount(3)	Value at August 31, 2014(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Valeant Pharmaceuticals International	(5.00%)	6/20/2019	Goldman Sachs & Co.	0.2083%	$195,000	$(25,351)	$(23,109)	$(2,242)

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection(5)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at August 31, 2014(2)	Notional Amount(3)	Value at August 31, 2014(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index	5.00%	6/20/2019	Goldman Sachs & Co.	0.3107%	$3,900,600	$314,395	$312,567	$1,828

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected (liability) or profit for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Convertible Bonds & Notes:
Medical - Drugs	$—	$—	$0	$0
Other Industries*	—	2,988,090	—	2,988,090
U.S. Corporate Bonds & Notes:
Cellular Telecom	—	27,344,506	—	27,344,506
Medical - Hospitals	—	25,158,127	—	25,158,127
Recycling	—	—	97	97
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	247,114,106	—	247,114,106
Foreign Convertible Bonds & Notes	—	1,014,187	—	1,014,187
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries*	—	47,298,393	—	47,298,393
Loans:
Beverages - Non-alcoholic	—	—	0	0
Building - Residential/Commercial	—	—	0	0
Other Industries*	—	21,433,789	—	21,433,789
Common Stocks	—	—	259,368	259,368
Membership Interest Certificates	—	152,354	—	152,354
Convertible Preferred Security	1,312,871	—	—	1,312,871
Preferred Securities	3,657,081	—	—	3,657,081
Preferred Securities/Capital Securities	—	23,001,615	—	23,001,615
Warrants	—	—	296,088	296,088
Short-Term Investment Securities:
Registered Investment Companies	17,525,510	—	—	17,525,510
Repurchase Agreement	—	11,719,000	—	11,719,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts - Appreciation	—	56,026	—	56,026
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection - Appreciation	—	1,828	—	1,828

Total	$22,495,462	$407,282,021	$555,553	$430,333,036

LIABILITIES:
Other Financial Instruments:@
Open Forward Foreign Currency Contracts - Depreciation	—	3,910	—	3,910
Over the Counter Credit Default Swaps on Credit Indicies - Buy Protection - Depreciation	—	2,242	—	2,242

Total	$—	$6,152	$—	$6,152

*	Sum of all other industries each of which individually has an aggregate value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — August 31, 2014 (unaudited)

Industry Allocation*

Oil Companies — Exploration & Production	4.1%
Auto/Truck Parts & Equipment — Original	3.6
Banks — Commercial	3.2
Real Estate Investment Trusts	3.0
Medical — Drugs	2.9
Diversified Operations/Commercial Services	2.8
Wire & Cable Products	1.8
Real Estate Operations & Development	1.7
Building — Residential/Commercial	1.7
Distribution/Wholesale	1.7
Building & Construction — Misc.	1.6
Food — Misc./Diversified	1.6
Investment Management/Advisor Services	1.4
Machine Tools & Related Products	1.4
Chemicals — Specialty	1.4
Electronic Components — Misc.	1.3
Computers — Integrated Systems	1.3
Diversified Manufacturing Operations	1.3
Metal Processors & Fabrication	1.3
Registered Investment Companies	1.3
Fisheries	1.3
Wireless Equipment	1.2
Building & Construction Products — Misc.	1.2
Applications Software	1.2
Chemicals — Diversified	1.2
Commercial Services	1.2
Insurance — Property/Casualty	1.2
Machinery — General Industrial	1.1
Cosmetics & Toiletries	1.1
Electronic Measurement Instruments	1.1
Semiconductor Equipment	1.0
Batteries/Battery Systems	1.0
Retail — Apparel/Shoe	1.0
Casino Hotels	1.0
Beverages — Non-alcoholic	1.0
Transport — Services	1.0
Engineering/R&D Services	1.0
Retail — Major Department Stores	0.9
Banks — Mortgage	0.9
Schools — Day Care	0.8
Medical Products	0.8
Retail — Discount	0.8
Repurchase Agreement	0.8
Transport — Marine	0.8
Finance — Investment Banker/Broker	0.8
Medical Labs & Testing Services	0.8
Insurance Brokers	0.8
Auto — Cars/Light Trucks	0.7
Computer Services	0.7
E-Commerce/Services	0.7
Apparel Manufacturers	0.7
Human Resources	0.7
Exchange-Traded Funds	0.7
Containers — Paper/Plastic	0.7
Retail — Restaurants	0.7
Food — Meat Products	0.7
Chemicals — Plastics	0.7
Transactional Software	0.6
Brewery	0.6
Schools	0.6
Diversified Operations	0.6
Hotels/Motels	0.6
Real Estate Management/Services	0.6
Building — Heavy Construction	0.5
Telecom Services	0.5
Diversified Minerals	0.5
Leisure Products	0.5
Metal — Diversified	0.5
Oil — Field Services	0.5

Diversified Financial Services	0.5%
Retail — Convenience Store	0.5
Respiratory Products	0.5
Miscellaneous Manufacturing	0.4
Funeral Services & Related Items	0.4
Finance — Other Services	0.4
Aerospace/Defense — Equipment	0.4
Food — Catering	0.4
Metal — Aluminum	0.4
Aerospace/Defense	0.4
Cellular Telecom	0.4
Electric — Generation	0.4
Broadcast Services/Program	0.4
Satellite Telecom	0.4
Electronic Components — Semiconductors	0.4
Electric Products — Misc.	0.3
Coatings/Paint	0.3
Rubber/Plastic Products	0.3
Retail — Misc./Diversified	0.3
Rental Auto/Equipment	0.3
Telephone — Integrated	0.3
Consulting Services	0.3
Insurance — Life/Health	0.3
Veterinary Products	0.3
Entertainment Software	0.3
Casino Services	0.3
Forestry	0.3
Food — Wholesale/Distribution	0.3
Soap & Cleaning Preparation	0.3
Telecommunication Equipment	0.3
Food — Retail	0.3
Transport — Truck	0.3
Food — Flour & Grain	0.3
Retail — Drug Store	0.2
Instruments — Controls	0.2
Oil Refining & Marketing	0.2
Gambling (Non-Hotel)	0.2
Semiconductor Components — Integrated Circuits	0.2
Airlines	0.2
E-Commerce/Products	0.2
Retail — Perfume & Cosmetics	0.2
Footwear & Related Apparel	0.2
Medical Instruments	0.2
Metal — Iron	0.2
Tobacco	0.2
Travel Services	0.2
Retail — Automobile	0.2
Computers	0.2
Dental Supplies & Equipment	0.2
Advertising Services	0.2
Enterprise Software/Service	0.2
Food — Confectionery	0.2
Photo Equipment & Supplies	0.2
Finance — Credit Card	0.2
Electronic Parts Distribution	0.2
Auto/Truck Parts & Equipment — Replacement	0.1
Mining Services	0.1
Television	0.1
Hazardous Waste Disposal	0.1
Internet Content — Information/News	0.1
Computers — Periphery Equipment	0.1
Computer Aided Design	0.1
Office Automation & Equipment	0.1
Retail — Building Products	0.1
Finance — Consumer Loans	0.1
Retail — Home Furnishings	0.1
Food — Dairy Products	0.1
Electronic Connectors	0.1
Electric — Integrated	0.1

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — August 31, 2014 (unaudited) — (continued)

Industry Allocation* (continued)

Beverages — Wine/Spirits	0.1%
Insurance — Multi-line	0.1
Oil Field Machinery & Equipment	0.1
Paper & Related Products	0.1
Consumer Products — Misc.	0.1
Building Products — Cement	0.1
Office Supplies & Forms	0.1
Bicycle Manufacturing	0.1
Machinery — Pumps	0.1
Industrial Gases	0.1
Textile — Products	0.1

99.6%

Country Allocation*

United Kingdom	20.6%
Japan	15.5
Canada	8.1
Germany	7.1
Australia	4.0
Ireland	3.8
United States	3.7
Denmark	3.7
France	3.0
Sweden	2.7
Bermuda	2.7
Brazil	2.7
Switzerland	2.4
South Korea	2.0
Cayman Islands	2.0
Norway	1.7
Netherlands	1.4
Mexico	1.2
Taiwan	1.1
Belgium	1.1
Philippines	0.9
Spain	0.8
Italy	0.8
Indonesia	0.7
Thailand	0.7
Malaysia	0.7
Finland	0.6
Curacao	0.6
Turkey	0.4
Singapore	0.4
Luxembourg	0.4
China	0.3
Greece	0.3
New Zealand	0.3
Hong Kong	0.3
Israel	0.3
Austria	0.2
Faroe Islands	0.2
Panama	0.1
South Africa	0.1

99.6%

*	Calculated as a percentage of net assets

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.3%
Australia — 4.0%
Alumina, Ltd.†	1,512,333	$2,189,288
Ansell, Ltd.	78,246	1,454,249
Austbrokers Holdings, Ltd.	84,257	881,349
Computershare, Ltd.	126,222	1,452,344
DuluxGroup, Ltd.	157,156	842,493
Echo Entertainment Group, Ltd.	1,930,409	5,697,182
Flight Centre Travel Group, Ltd.	24,999	1,095,013
G8 Education Ltd#	977,788	4,913,044
Gunns, Ltd.†(1)(2)	2,150,658	0
Iluka Resources, Ltd.#	60,676	504,348
Insurance Australia Group, Ltd.†	62,313	376,536
Orica, Ltd.†	43,583	834,439
WorleyParsons, Ltd.	221,654	3,403,307

		23,643,592

Austria — 0.2%
Mayr-Melnhof Karton AG	7,264	847,173
Schoeller-Bleckmann Oilfield Equipment AG…..	5,079	533,884

		1,381,057

Belgium — 1.1%
Arseus NV	63,643	3,464,949
Bekaert NV	55,575	2,065,084
D’Ieteren SA	14,530	603,202

		6,133,235

Bermuda — 2.7%
BW LPG, Ltd.*	260,075	3,575,116
Catlin Group, Ltd.	195,317	1,666,674
Credicorp, Ltd.	11,955	1,853,862
Dairy Farm International Holdings, Ltd.	117,900	1,226,160
Esprit Holdings, Ltd.	379,450	614,950
First Pacific Co., Ltd.	1,208,250	1,401,561
Global Brands Group Holding, Ltd.†#	250,000	57,419
Hiscox, Ltd.	225,789	2,432,736
Li & Fung, Ltd.	250,000	310,320
Midland Holdings, Ltd.†	600,000	297,288
Pacific Basin Shipping, Ltd.	913,049	560,785
Peace Mark Holdings, Ltd.†(1)(2)	686,000	0
Shangri-La Asia, Ltd.	554,000	857,801
VTech Holdings, Ltd.	63,949	783,886

		15,638,558

Brazil — 2.7%
Abril Educacao SA	29,870	522,808
Alupar Investimento SA	66,500	548,993
Brasil Brokers Participacoes SA	145,600	235,458
Brasil Insurance Participacoes e Administracao SA	85,100	303,752
CETIP SA - Mercados Organizados	61,655	899,279
Cia Hering	25,200	315,098
Estacio Participacoes SA	100,350	1,332,770
GAEC Educacao SA	42,000	562,126
Klabin SA	103,600	526,215
Kroton Educacional SA	40,047	1,199,532
Linx SA	24,400	559,505
Localiza Rent a Car SA	39,978	711,692
LPS Brasil Consultoria de Imoveis SA	78,800	387,224
M. Dias Branco SA	23,600	1,064,820
Marfrig Alimentos SA†	907,100	3,079,723
Mills Estruturas e Servicos de Engenharia SA	79,700	815,336
Odontoprev SA	235,900	1,028,539
Qualicorp SA†	64,737	809,755
Totvs SA	38,700	706,402

		15,609,027

Security Description	Shares	Value (Note 2)

Canada — 8.1%
Alimentation Couche-Tard, Inc., Class B…...	45,120	$1,353,227
CAE, Inc.	123,600	1,527,807
Canacol Energy, Ltd.†	657,000	4,120,979
Canadian Oil Sands, Ltd.	35,320	760,778
Canadian Western Bank	20,030	749,214
Descartes Systems Group, Inc.†	205,000	2,865,814
Dollarama, Inc.	29,288	2,493,507
Entertainment One, Ltd.	622,962	3,666,277
Finning International, Inc.	21,460	669,083
Interfor Corp.†	105,500	1,614,568
Kelt Exploration, Ltd.†	211,500	2,657,123
Linamar Corp.	109,700	6,331,989
Long Run Exploration, Ltd.	450,600	2,183,999
Lundin Mining Corp.†	496,000	2,654,944
MEG Energy Corp.†	24,769	882,280
Methanex Corp.	60,700	4,058,576
Parex Resources, Inc.†	327,500	4,225,904
Peyto Exploration & Development Corp.#	110,800	3,926,353
TORC Oil & Gas, Ltd.	26,840	360,401
Tourmaline Oil Corp.†	9,224	467,181

		47,570,004

Cayman Islands — 2.0%
51job, Inc. ADR†	34,960	1,210,315
Airtac International Group	214,000	2,201,536
Ajisen China Holdings, Ltd.	773,000	640,339
Geely Automobile Holdings, Ltd.	7,170,000	2,756,963
Haitian International Holdings, Ltd.	103,000	265,805
Jumei International Holding, Ltd. ADR†#	40,600	1,241,142
Shenguan Holdings Group, Ltd.	2,624,000	954,791
Stella International Holdings, Ltd.	444,000	1,214,547
Want Want China Holdings, Ltd.#	789,000	975,299

		11,460,737

China — 0.3%
Guangzhou Automobile Group Co., Ltd.	1,496,000	1,557,761
Wumart Stores, Inc.#	315,000	300,772

		1,858,533

Denmark — 3.7%
Carlsberg A/S, Class B	8,379	764,159
Christian Hansen Holding A/S	24,439	994,132
DSV A/S	64,472	1,977,752
GN Store Nord A/S	317,341	7,215,731
Jyske Bank A/S†	68,080	3,710,900
Royal UNIBREW A/S†	16,705	2,964,460
Sydbank A/S†	72,651	2,233,779
TDC A/S	154,002	1,321,903
William Demant Holding A/S†	3,442	265,942

		21,448,758

Faroe Islands — 0.2%
Bakkafrost P/F	46,600	1,007,494

Finland — 0.6%
Huhtamaki Oyj	124,856	3,346,712
Outotec Oyj	25,763	232,389
Tikkurila Oyj	8,309	196,845

		3,775,946

France — 3.0%
Cap Gemini SA	8,974	638,032
Christian Dior SA	15,025	2,672,093
Dassault Systemes	9,944	658,522
Edenred	17,304	513,165
Eutelsat Communications SA	31,075	1,036,495

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
France (continued)
Faiveley Transport SA	2,012	$137,788
Havas SA	125,184	1,023,429
Ingenico SA	43,218	4,152,213
Legrand SA	15,865	876,984
Neopost SA	9,557	638,294
SEB SA	2,237	176,064
Societe BIC SA	2,819	382,996
Sodexo	21,175	2,085,882
Technip SA	12,105	1,121,328
Virbac SA	8,690	1,733,287

		17,846,572

Germany — 6.2%
Aareal Bank AG	122,554	5,483,871
Amadeus Fire AG	10,286	750,774
Beiersdorf AG	15,198	1,337,751
Brenntag AG	28,806	1,524,394
CTS Eventim AG	107,816	3,000,461
Delticom AG	2,415	62,718
Deutsche Wohnen AG	65,816	1,484,843
ElringKlinger AG	15,400	521,047
GEA Group AG	48,530	2,195,463
Gerry Weber International AG	21,644	976,031
Infineon Technologies AG	82,689	961,002
Krones AG	31,626	2,895,967
KUKA AG	96,809	5,828,404
LEG Immobilien AG	10,290	765,533
MTU Aero Engines AG	8,980	783,472
Pfeiffer Vacuum Technology AG	3,979	358,655
ProSiebenSat.1 Media AG	6,816	273,289
Symrise AG	50,388	2,691,989
TAG Immobilien AG	14,150	163,353
Wirecard AG	112,992	4,221,626

		36,280,643

Greece — 0.3%
Ellaktor SA†	396,257	1,811,903

Hong Kong — 0.3%
Techtronic Industries Co.	549,500	1,680,396

Indonesia — 0.7%
PT Matahari Department Store Tbk	1,549,500	2,155,855
PT Mitra Adiperkasa Tbk	960,500	494,722
PT Semen Indonesia Persero Tbk	293,500	407,099
PT XL Axiata Tbk	2,456,500	1,249,512

		4,307,188

Ireland — 3.8%
DCC PLC	26,788	1,590,323
Greencore Group PLC	766,979	3,390,800
ICON PLC†	55,000	2,724,700
Jazz Pharmaceuticals PLC†	54,700	8,911,724
Kerry Group PLC, Class A	16,515	1,242,318
Kingspan Group PLC	206,561	3,594,836
Paddy Power PLC (ISE)	67	4,283
Paddy Power PLC (LSE)	9,113	582,536

		22,041,520

Israel — 0.3%
Bezeq The Israeli Telecommunication Corp., Ltd.	345,720	653,429
NICE Systems, Ltd.	20,314	784,827

		1,438,256

Security Description	Shares	Value (Note 2)

Italy — 0.8%
Brembo SpA	116,261	$4,119,968
Davide Campari-Milano SpA	70,705	544,875

		4,664,843

Japan — 15.5%
ABC-Mart, Inc.	20,100	1,029,679
Adastria Holdings Co., Ltd.	3,130	62,663
AEON Financial Service Co., Ltd.	40,500	939,661
Air Water, Inc.	21,000	330,203
Alps Electric Co., Ltd.	326,600	5,251,591
Brother Industries, Ltd.	72,100	1,397,719
Calbee, Inc.	22,100	762,545
Calsonic Kansei Corp.	657,000	3,788,745
Chiba Bank, Ltd.	141,000	993,349
Cosmos Pharmaceutical Corp.	6,000	747,946
Daiseki Co., Ltd.	41,100	736,320
Daiwa Securities Group, Inc.	132,000	1,073,432
FamilyMart Co., Ltd.	7,200	301,716
Fujikura, Ltd.	1,716,000	8,394,868
Glory, Ltd.	5,300	160,205
GS Yuasa Corp.	971,000	5,842,145
Gurunavi, Inc.	83,300	1,317,813
Hirose Electric Co., Ltd.	4,400	567,947
Hisamitsu Pharmaceutical Co., Inc.	5,400	214,350
Hogy Medical Co., Ltd.	2,800	156,894
Japan Exchange Group, Inc.	12,300	291,762
Japan Petroleum Exploration Co.	8,800	342,544
Japan Pure Chemical Co., Ltd.	2,300	50,600
JGC Corp.	54,000	1,562,728
Kakaku.com, Inc.	16,000	250,815
Kansai Paint Co., Ltd.	57,000	905,032
Keyence Corp.	900	385,146
Kintetsu World Express, Inc.	10,300	409,347
Kobayashi Pharmaceutical Co., Ltd.	22,200	1,423,173
Koito Manufacturing Co., Ltd.	40,000	1,092,604
Konica Minolta, Inc.	88,500	972,228
KYORIN Holdings, Inc.	21,000	471,286
Lawson, Inc.	16,800	1,206,170
Maeda Corp.	259,000	2,362,353
Milbon Co., Ltd.	13,400	443,683
Miraca Holdings, Inc.	35,000	1,628,142
MonotaRO Co., Ltd.	41,100	1,144,772
Nakanishi, Inc.	25,800	1,032,794
Nihon Kohden Corp.	14,500	802,730
Nippo Corp.	128,000	2,514,604
Nippon Television Holdings, Inc.	33,900	520,987
Nitori Holdings Co., Ltd.	9,700	581,748
Nomura Research Institute, Ltd.	41,100	1,297,645
NTN Corp.	703,000	2,952,674
OBIC Business Consultants, Ltd.	17,600	518,468
OBIC Co., Ltd.	102,800	3,522,341
Omron Corp.	5,700	246,802
Park24 Co., Ltd.	17,800	309,655
Proto Corp.	31,500	470,479
Rakuten, Inc.	10,000	129,367
Santen Pharmaceutical Co., Ltd.	31,600	1,822,288
Seria Co., Ltd.	6,000	246,528
Shimamura Co., Ltd.	2,900	261,445
Shimano, Inc.	3,200	381,681
Shimizu Corp.	582,000	4,810,611
Shiseido Co., Ltd.	12,300	226,979
Shizuoka Bank, Ltd.	57,000	591,119
SK Kaken Co., Ltd.	3,000	253,736
Sony Financial Holdings, Inc.	48,600	778,198
Stanley Electric Co., Ltd.	34,000	804,863

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Sundrug Co., Ltd.	15,500	$688,260
Suruga Bank, Ltd.	199,000	3,779,365
Sysmex Corp.	10,100	390,720
Takata Corp.	40,200	797,470
Terumo Corp.	20,300	510,792
Tokyo Tatemono Co., Ltd.	648,000	5,542,986
Toshiba Plant Systems & Services Corp.	16,000	270,498
Tsumura & Co.	28,000	715,575
Unicharm Corp.	26,000	1,707,011
USS Co., Ltd.	64,400	1,061,521
Welcia Holdings Co., Ltd.	3,600	105,704
Yamato Holdings Co., Ltd.	71,600	1,479,208

		91,139,028

Jersey — 0.0%
Wolseley PLC	4,297	230,988

Luxembourg — 0.4%
B&M European Value Retail SA†	227,950	1,052,039
SES SA FDR	27,910	1,032,693

		2,084,732

Malaysia — 0.7%
Astro Malaysia Holdings Bhd	2,015,500	2,097,348
IGB Real Estate Investment Trust	1,028,400	407,836
Public Bank Bhd	148,300	907,114
Top Glove Corp. Bhd	477,100	725,035

		4,137,333

Mexico — 1.2%
Arca Continental SAB de CV	86,335	633,809
Bolsa Mexicana de Valores SAB de CV	312,000	672,589
Concentradora Fibra Danhos SA de CV	263,755	714,817
Concentradora Fibra Hotelera Mexicana SA de CV	589,000	1,044,969
Controladora Vuela Cia de Aviacion SAB de CV ADR†	60,820	535,216
Genomma Lab Internacional SAB de CV, Class B†	294,800	791,739
Grupo Lala SAB de CV	220,800	572,568
Kimberly-Clark de Mexico SAB de CV, Class A	188,100	505,033
Mexico Real Estate Management SA de CV*	107,111	215,586
Prologis Property Mexico SA de CV	197,350	439,922
Promotora y Operadora de Infraestructura SAB de CV†	55,400	776,555

		6,902,803

Netherlands — 1.4%
Aalberts Industries NV	101,930	2,825,273
ASM International NV	33,696	1,308,322
Brunel International NV	16,834	415,174
Fugro NV CVA	10,052	364,602
Koninklijke Vopak NV	10,542	540,492
Sensata Technologies Holding NV†	17,413	856,197
Ziggo NV	42,043	1,999,775

		8,309,835

New Zealand — 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	421,630	1,805,682

Norway — 1.7%
Marine Harvest ASA	283,773	3,839,070
Opera Software ASA	215,876	3,112,081
Petroleum Geo-Services ASA	13,653	102,740
Salmar ASA	133,465	2,476,379
Storebrand ASA†	98,067	544,294

		10,074,564

Security Description	Shares	Value (Note 2)

Panama — 0.1%
Copa Holdings SA, Class A	6,644	$817,079

Philippines — 0.9%
BDO Unibank, Inc.	843,520	1,750,884
Megaworld Corp.	21,944,000	2,199,433
Security Bank Corp.	414,730	1,204,239

		5,154,556

Singapore — 0.4%
Ascendas India Trust	1,997,000	1,287,046
Super Group, Ltd.#	249,000	268,128
Venture Corp., Ltd.	129,063	829,731

		2,384,905

South Africa — 0.1%
Woolworths Holdings, Ltd.	103,692	772,471

South Korea — 2.0%
CJ O Shopping Co., Ltd.	3,852	1,367,262
E-Mart Co., Ltd.	2,414	580,912
LG Household & Health Care, Ltd.	1,878	950,159
Paradise Co., Ltd.	43,328	1,679,363
Samsung Fire & Marine Insurance Co., Ltd.….	2,423	663,132
Seoul Semiconductor Co., Ltd.	30,452	876,965
TK Corp.†	50,303	754,086
Wonik IPS Co., Ltd.†	384,123	4,924,897

		11,796,776

Spain — 0.8%
Amadeus IT Holding SA, Class A	100,922	3,752,763
Viscofan SA	20,870	1,163,521

		4,916,284

Sweden — 2.7%
Arcam AB†	66,293	1,806,891
Boliden AB	188,160	2,980,193
JM AB	72,472	2,358,963
Net Entertainment NE AB, Series B	63,294	1,693,455
Nordnet AB(2)	446,697	1,866,231
Saab AB, Series B	11,350	306,109
Swedish Match AB	33,111	1,105,713
Trelleborg AB, Class B	189,354	3,624,933

		15,742,488

Switzerland — 2.4%
Burckhardt Compression Holding AG	1,912	997,081
Coca-Cola HBC AG	18,075	424,302
DKSH Holding, Ltd.	2,900	227,438
Geberit AG	5,366	1,820,717
Georg Fischer AG†	4,503	2,977,312
Julius Baer Group, Ltd.	10,189	463,141
Kaba Holding AG	243	119,442
Lonza Group AG	3,284	375,958
OC Oerlikon Corp. AG	113,158	1,602,368
Sika AG (BR)	441	1,666,870
Sonova Holding AG	19,635	3,139,718

		13,814,347

Taiwan — 1.1%
Advantech Co., Ltd.†	113,000	1,060,421
Chroma ATE, Inc.	497,000	1,463,207
E.Sun Financial Holding Co., Ltd.	2,404,101	1,580,455
Hiwin Technologies Corp.	10,800	105,505
Siliconware Precision Industries Co.	937,000	1,366,762
Yuanta Financial Holding Co., Ltd.	1,537,500	828,148

		6,404,498

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Thailand — 0.7%
AEON Thana Sinsap Thailand PCL	172,500	$623,787
Glow Energy PCL	670,400	1,836,569
Minor International PCL	1,124,300	1,267,213
Precious Shipping PCL	552,800	471,628

		4,199,197

Turkey — 0.4%
Ford Otomotiv Sanayi AS†	16,533	217,993
Tofas Turk Otomobil Fabrikasi AS	33,918	208,702
Turkcell Iletisim Hizmetleri AS†	365,130	2,136,893

		2,563,588

United Kingdom — 20.6%
Abcam PLC	31,329	220,526
Aberdeen Asset Management PLC	360,764	2,601,720
Admiral Group PLC	20,203	447,759
AMEC PLC	35,512	663,247
Amlin PLC	145,275	1,085,062
Ashtead Group PLC	29,602	481,363
Aveva Group PLC	8,328	291,170
Bellway PLC	381,198	10,100,223
Berendsen PLC	174,582	3,092,512
Bodycote PLC	178,046	2,054,303
Booker Group PLC	711,819	1,582,332
Britvic PLC	405,811	4,621,633
Bunzl PLC	350,842	9,587,136
Burberry Group PLC	28,846	680,499
Cairn Energy PLC†	97,906	291,920
Capita PLC	95,363	1,942,549
Cobham PLC	148,580	732,842
Compass Group PLC	137,025	2,228,188
Croda International PLC	114,808	4,158,861
Derwent London PLC	116,773	5,410,654
Dignity PLC	98,848	2,349,949
Domino Printing Sciences PLC	68,676	660,702
Domino’s Pizza Group PLC	220,755	2,169,600
Electrocomponents PLC	82,431	334,319
Elementis PLC	207,260	965,496
Essentra PLC	274,022	3,898,645
Exova Group PLC†	190,220	609,482
Foxtons Group PLC	119,360	503,910
GKN PLC	136,469	794,996
Great Portland Estates PLC	401,007	4,370,531
Halma PLC	391,392	4,015,576
Hargreaves Lansdown PLC	63,181	1,176,866
Home Retail Group PLC	1,003,751	3,052,804
ICAP PLC	112,842	710,373
IG Group Holdings PLC	137,422	1,384,817
IMI PLC	33,899	763,122
Inchcape PLC	305,899	3,427,909
Intertek Group PLC	35,837	1,666,450
Jardine Lloyd Thompson Group PLC	158,164	2,725,539
John Wood Group PLC	54,406	708,577
Ladbrokes PLC	88,846	196,320
LSL Property Services PLC	132,234	792,497
Meggitt PLC	134,395	1,052,215
Mitie Group PLC	104,845	549,677
Next PLC	32,665	3,847,535
Poundland Group PLC†	74,000	388,947
Premier Farnell PLC	127,546	413,116
PZ Cussons PLC	30,916	189,185
Rathbone Brothers PLC	53,960	1,816,717
Rightmove PLC	46,342	1,938,754
Rotork PLC	12,136	555,268
Schroders PLC	65,859	2,663,422

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
Segro PLC	767,961	$4,718,519
Serco Group PLC	214,229	1,103,945
Smith & Nephew PLC	48,160	833,908
Smiths Group PLC	19,098	417,245
Spectris PLC	51,977	1,680,059
Spirax-Sarco Engineering PLC	16,447	808,213
Stagecoach Group PLC	397,805	2,417,123
Tate & Lyle PLC	28,230	317,049
Travis Perkins PLC	22,017	637,093
Victrex PLC	27,225	785,534
Whitbread PLC	33,273	2,424,404
William Hill PLC	103,646	602,238
Zoopla Property Group PLC*†	276,040	1,151,398

		120,864,543

United States — 0.9%
Cognizant Technology Solutions Corp., Class A†…	26,390	1,206,815
Gran Tierra Energy, Inc.†	484,336	3,247,318
ResMed, Inc.#	169,430	903,546

		5,357,679

Total Common Stocks
(cost $471,956,026)		559,071,638

EXCHANGE-TRADED FUNDS — 0.7%
United States — 0.7%
iShares MSCI EAFE Small-Cap ETF# (cost $4,176,522)	81,813	4,194,552

PREFERRED SECURITIES — 0.5%
Australia — 0.0%
Gunns, Ltd.†(1)(2)	1,665	0

Germany — 0.5%
Fuchs Petrolub SE	34,225	1,405,536
Henkel AG & Co. KGaA	15,060	1,579,089

		2,984,625

Total Preferred Securities
(cost $2,084,948)		2,984,625

EQUITY CERTIFICATES — 1.0%
Curacao — 0.6%
Merrill Lynch - Bajaj Electricals, Ltd†.	51,645	242,005
Merrill Lynch - CESC, Ltd.†	24,291	278,606
Merrill Lynch Int’l & Co. - Dabur India, Ltd.†	409,180	1,569,539
Merrill Lynch Int’l & Co. - Federal Bank Ltd.†	822,730	1,638,296

		3,728,446

Germany — 0.4%
Deutsche Bank AG London - MOIL, Ltd.†	242,657	1,181,692
Deutsche Bank AG London - Motherson Sumi Systems, Ltd.†	140,726	863,191

		2,044,883

Total Equity Certificates
(cost $3,782,104)		5,773,329

Total Long-Term Investment Securities
(cost $481,999,600)		572,024,144

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Registered Investment Companies — 1.3%
State Street Navigator Securities Lending Prime Portfolio(3) (cost $7,404,462)	$7,404,462	$7,404,462

REPURCHASE AGREEMENT — 0.8%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 08/29/2014, to be repurchased 09/02/2014 in the amount of $4,616,000 and collateralized by $5,045,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $4,710,774. (cost $4,616,000)	4,616,000	4,616,000

TOTAL INVESTMENTS
(cost $494,020,062)(4)	99.6%	584,044,606
Other assets less liabilities	0.4	2,586,019

NET ASSETS —	100.0%	$586,630,625

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2014, the aggregate value of these securities was $4,942,100 representing 0.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At August 31, 2014, the aggregate value of these securities was $1,866,231 representing 0.3% of net assets.
(3)	At August 31, 2014, the Fund had loaned securities with a total value of $7,020,003. This was secured by collateral of $7,404,462 which was received in cash and subsequently invested in short-term investments currently valued at $7,404,462 as reported in the Portfolio of Investments.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

BR—Bearer Shares

CVA—Certification Van Aandelen (Dutch Cert.)

ETF—Exchange Traded Fund

FDR—Federal Depository Receipt

ISE—Irish Stock Exchange

LSE—London Stock Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Australia	$23,643,592	$—	$0	$23,643,592
Bermuda	15,638,558	—	0	15,638,558
Canada	47,570,004	—	—	47,570,004
Germany	36,280,643	—	—	36,280,643
Japan	91,139,028	—	—	91,139,028
United Kingdom	120,864,543	—	—	120,864,543
Other Countries*	223,935,270	—	—	223,935,270
Exchange Traded-Funds	4,194,552	—	—	4,194,552
Preferred Securities:
Australia	—	—	0	0
Germany	2,984,625	—	—	2,984,625
Equity Certificates	—	5,773,329	—	5,773,329
Short-Term Investment Securities:
Registered Investment Companies	7,404,462	—	—	7,404,462
Repurchase Agreement	—	4,616,000	—	4,616,000

Total	$573,655,277	$10,389,329	$0	$584,044,606

*	Sum of all other countries each of which individually has an aggregate value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company II Large Cap Value Fund

PORTFOLIO PROFILE — August 31, 2014 (unaudited)

Industry Allocation*

Diversified Banking Institutions	9.2%
Medical — Drugs	8.1
Oil Companies — Exploration & Production	6.3
Banks — Super Regional	5.3
Insurance — Multi-line	4.6
Multimedia	3.6
Insurance — Reinsurance	2.9
Oil Companies — Integrated	2.6
Investment Management/Advisor Services	2.6
Medical — HMO	2.4
Medical — Wholesale Drug Distribution	2.4
Computers	2.3
Networking Products	2.0
Building Products — Cement	1.8
Oil — Field Services	1.8
Beverages — Non-alcoholic	1.7
Retail — Drug Store	1.6
Electronic Components — Semiconductors	1.5
Computers — Memory Devices	1.5
Applications Software	1.4
Time Deposits	1.2
Instruments — Controls	1.2
Medical — Biomedical/Gene	1.1
Engines — Internal Combustion	1.0
Agricultural Operations	0.9
Banks — Commercial	0.9
Medical — Generic Drugs	0.9
Airlines	0.9
Medical Products	0.8
Medical Labs & Testing Services	0.8
Brewery	0.8
Advertising Agencies	0.7
Telephone — Integrated	0.7
Semiconductor Equipment	0.7
Cosmetics & Toiletries	0.7
Cruise Lines	0.7
Electronic Security Devices	0.7
Chemicals — Diversified	0.7
Cellular Telecom	0.7
Electric — Integrated	0.7
Web Portals/ISP	0.7
Diversified Manufacturing Operations	0.7
Auto — Heavy Duty Trucks	0.7
Enterprise Software/Service	0.7
Finance — Investment Banker/Broker	0.6
Finance — Credit Card	0.6
Insurance — Life/Health	0.6
Retail — Apparel/Shoe	0.6
Transport — Rail	0.6
Semiconductor Components — Integrated Circuits	0.5
Retail — Discount	0.5
Pharmacy Services	0.5
Auto — Cars/Light Trucks	0.5
Electronic Measurement Instruments	0.5
Internet Security	0.5
Real Estate Investment Trusts	0.5
Food — Misc./Diversified	0.5
Aerospace/Defense	0.4
Building & Construction Products — Misc.	0.4
Tobacco	0.4
Insurance Brokers	0.4
Retail — Regional Department Stores	0.4
Apparel Manufacturers	0.4
Insurance — Property/Casualty	0.4
Oil Field Machinery & Equipment	0.4
Registered Investment Companies	0.4
Independent Power Producers	0.3
Retail — Restaurants	0.3
Instruments — Scientific	0.3

Publishing — Newspapers	0.3%
Exchange — Traded Funds	0.3
Television	0.3
Non-Hazardous Waste Disposal	0.3
Banks — Fiduciary	0.3
Computer Services	0.3
Cable/Satellite TV	0.2
Oil & Gas Drilling	0.2
Engineering/R&D Services	0.2
Gold Mining	0.2
Aerospace/Defense — Equipment	0.2
Toys	0.2
Medical Instruments	0.1
Pipelines	0.1
Food — Confectionery	0.1

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.1%
Advertising Agencies — 0.7%
Omnicom Group, Inc.	23,035	$1,658,750

Aerospace/Defense — 0.4%
General Dynamics Corp.	5,357	660,250
Rockwell Collins, Inc.	4,000	307,920

		968,170

Aerospace/Defense - Equipment — 0.2%
United Technologies Corp.	3,663	395,531

Agricultural Operations — 0.9%
Archer-Daniels-Midland Co.	41,490	2,068,691

Airlines — 0.9%
Delta Air Lines, Inc.	48,680	1,926,754

Apparel Manufacturers — 0.4%
Ralph Lauren Corp.	4,913	831,280

Applications Software — 1.4%
Check Point Software Technologies, Ltd.†	5,636	400,269
Microsoft Corp.	60,040	2,727,617

		3,127,886

Auto - Cars/Light Trucks — 0.5%
General Motors Co.	33,520	1,166,496

Auto - Heavy Duty Trucks — 0.7%
PACCAR, Inc.	23,190	1,456,564

Banks - Commercial — 0.9%
BB&T Corp.	10,708	399,730
CIT Group, Inc.	19,302	925,724
Regions Financial Corp.	69,320	703,598

		2,029,052

Banks - Fiduciary — 0.3%
State Street Corp.	8,221	592,159

Banks - Super Regional — 5.3%
Comerica, Inc.	31,140	1,567,588
Fifth Third Bancorp	83,137	1,696,410
PNC Financial Services Group, Inc.	32,378	2,744,035
US Bancorp	11,000	465,080
Wells Fargo & Co.	103,552	5,326,715

		11,799,828

Beverages - Non-alcoholic — 1.7%
Coca-Cola Enterprises, Inc.	27,630	1,320,162
PepsiCo, Inc.	25,870	2,392,716

		3,712,878

Brewery — 0.8%
Molson Coors Brewing Co., Class B	23,290	1,722,296

Building & Construction Products - Misc. — 0.4%
Owens Corning	26,810	965,160

Building Products - Cement — 1.8%
Martin Marietta Materials, Inc.	21,440	2,807,782
Vulcan Materials Co.	18,160	1,150,981

		3,958,763

Cable/Satellite TV — 0.2%
Comcast Corp., Class A	10,000	547,300

Cellular Telecom — 0.7%
Rogers Communications, Inc., Class B	16,545	674,871
Vodafone Group PLC ADR	24,271	833,466

		1,508,337

Security Description	Shares	Value (Note 2)

Chemicals - Diversified — 0.7%
Dow Chemical Co.	28,930	$1,549,202

Computer Services — 0.3%
Accenture PLC, Class A	6,857	555,828

Computers — 2.3%
Apple, Inc.	38,733	3,970,133
Hewlett-Packard Co.	28,930	1,099,340

		5,069,473

Computers - Memory Devices — 1.5%
EMC Corp.	95,147	2,809,691
Western Digital Corp.	3,893	401,018

		3,210,709

Cosmetics & Toiletries — 0.7%
Avon Products, Inc.	22,430	314,917
Procter & Gamble Co.	15,506	1,288,704

		1,603,621

Cruise Lines — 0.7%
Carnival Corp.	42,190	1,598,157

Diversified Banking Institutions — 9.2%
Bank of America Corp.	245,850	3,955,727
Citigroup, Inc.	82,916	4,282,611
Goldman Sachs Group, Inc.	20,730	3,712,950
JPMorgan Chase & Co.	93,058	5,532,298
Morgan Stanley	84,070	2,884,442

		20,368,028

Diversified Manufacturing Operations — 0.7%
Eaton Corp. PLC	10,810	754,646
General Electric Co.	27,481	713,956

		1,468,602

Electric - Integrated — 0.7%
Exelon Corp.	23,110	772,336
PPL Corp.	21,000	727,230

		1,499,566

Electronic Components - Semiconductors — 1.5%
Altera Corp.	10,747	379,799
Texas Instruments, Inc.	32,120	1,547,542
Xilinx, Inc.	31,670	1,338,057

		3,265,398

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	20,170	1,152,917

Electronic Security Devices — 0.7%
Tyco International, Ltd.	35,430	1,580,887

Engineering/R&D Services — 0.2%
Jacobs Engineering Group, Inc.†	8,700	469,017

Engines - Internal Combustion — 1.0%
Cummins, Inc.	14,680	2,130,215

Enterprise Software/Service — 0.7%
CA, Inc.	14,933	421,708
Oracle Corp.	24,818	1,030,691

		1,452,399

Finance - Credit Card — 0.6%
Discover Financial Services	22,730	1,417,670

Finance - Investment Banker/Broker — 0.6%
TD Ameritrade Holding Corp.	43,080	1,426,379

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Confectionery — 0.1%
Hershey Co.	3,054	$279,197

Food - Misc./Diversified — 0.5%
General Mills, Inc.	7,178	383,162
Unilever PLC ADR	14,000	616,840

		1,000,002

Gold Mining — 0.2%
Goldcorp, Inc.	14,543	408,222

Independent Power Producers — 0.3%
NRG Energy, Inc.	24,460	752,879

Instruments - Controls — 1.2%
Honeywell International, Inc.	28,430	2,707,389

Instruments - Scientific — 0.3%
Thermo Fisher Scientific, Inc.	6,000	721,260

Insurance Brokers — 0.4%
Marsh & McLennan Cos., Inc.	16,893	897,018

Insurance - Life/Health — 0.6%
Prudential Financial, Inc.	15,770	1,414,569

Insurance - Multi-line — 4.6%
Allstate Corp.	28,770	1,769,067
Genworth Financial, Inc., Class A†	52,950	751,361
Hartford Financial Services Group, Inc.	43,060	1,595,373
MetLife, Inc.	48,680	2,664,743
Voya Financial, Inc.	89,190	3,486,437

		10,266,981

Insurance - Property/Casualty — 0.4%
Chubb Corp.	9,040	831,228

Insurance - Reinsurance — 2.9%
Berkshire Hathaway, Inc., Class B†	46,733	6,414,104

Internet Security — 0.5%
Symantec Corp.	42,330	1,027,772

Investment Management/Advisor Services — 2.6%
Ameriprise Financial, Inc.	29,730	3,738,845
Franklin Resources, Inc.	9,000	508,680
Invesco, Ltd.	20,300	829,052
T. Rowe Price Group, Inc.	7,441	602,684

		5,679,261

Medical Instruments — 0.1%
Medtronic, Inc.	5,000	319,250

Medical Labs & Testing Services — 0.8%
Laboratory Corp. of America Holdings†	16,257	1,743,238

Medical Products — 0.8%
Baxter International, Inc.	10,263	769,520
Stryker Corp.	8,000	666,480
Zimmer Holdings, Inc.	3,500	347,585

		1,783,585

Medical - Biomedical/Gene — 1.1%
Amgen, Inc.	17,530	2,443,331

Medical - Drugs — 8.1%
Abbott Laboratories	20,221	854,135
AbbVie, Inc.	39,505	2,183,836
GlaxoSmithKline PLC ADR#	16,811	825,420
Johnson & Johnson	10,000	1,037,300
Merck & Co., Inc.	94,768	5,696,504
Novartis AG ADR	13,648	1,226,136
Pfizer, Inc.	173,304	5,093,405

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Zoetis, Inc.	26,399	$935,581

		17,852,317

Medical - Generic Drugs — 0.9%
Mylan, Inc.†	24,790	1,204,794
Teva Pharmaceutical Industries, Ltd. ADR	14,110	741,057

		1,945,851

Medical - HMO — 2.4%
Aetna, Inc.	14,730	1,209,775
Cigna Corp.	23,560	2,228,776
UnitedHealth Group, Inc.	21,590	1,871,421

		5,309,972

Medical - Wholesale Drug Distribution — 2.4%
Cardinal Health, Inc.	37,910	2,793,967
McKesson Corp.	12,710	2,478,831

		5,272,798

Multimedia — 3.6%
Time Warner, Inc.	25,770	1,985,063
Twenty-First Century Fox, Inc., Class A	41,460	1,468,513
Viacom, Inc., Class B	9,080	736,842
Walt Disney Co.	41,020	3,686,878

		7,877,296

Networking Products — 2.0%
Cisco Systems, Inc.	178,249	4,454,443

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	15,543	611,306

Oil & Gas Drilling — 0.2%
Ensco PLC, Class A	9,356	472,291

Oil Companies - Exploration & Production — 6.3%
Anadarko Petroleum Corp.	36,898	4,158,036
Noble Energy, Inc.	9,400	678,116
Occidental Petroleum Corp.	80,761	8,377,338
QEP Resources, Inc.	11,130	395,894
Whiting Petroleum Corp.†	4,818	446,436

		14,055,820

Oil Companies - Integrated — 2.6%
Chevron Corp.	6,753	874,176
Marathon Oil Corp.	49,290	2,054,900
Phillips 66	18,360	1,597,687
Royal Dutch Shell PLC ADR	14,954	1,210,826

		5,737,589

Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	10,610	788,641

Oil - Field Services — 1.8%
Schlumberger, Ltd.	36,059	3,953,509

Pharmacy Services — 0.5%
Omnicare, Inc.	18,310	1,167,629

Pipelines — 0.1%
Enterprise Products Partners LP	7,200	292,536

Publishing - Newspapers — 0.3%
News Corp., Class A†	39,490	696,011

Real Estate Investment Trusts — 0.5%
Weyerhaeuser Co.	29,678	1,007,568

Retail - Apparel/Shoe — 0.6%
PVH Corp.	11,920	1,391,541

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Discount — 0.5%
Target Corp.	9,198	$552,524
Wal-Mart Stores, Inc.	8,452	638,126

		1,190,650

Retail - Drug Store — 1.6%
CVS Caremark Corp.	44,359	3,524,323

Retail - Regional Department Stores — 0.4%
Kohl’s Corp.	14,470	850,691

Retail - Restaurants — 0.3%
McDonald’s Corp.	7,800	731,016

Semiconductor Components - Integrated Circuits — 0.5%
Analog Devices, Inc.	10,030	512,734
QUALCOMM, Inc.	8,945	680,714

		1,193,448

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	70,600	1,631,213

Telephone - Integrated — 0.7%
Verizon Communications, Inc.	17,704	882,013
Windstream Holdings, Inc.	68,260	771,338

		1,653,351

Television — 0.3%
CBS Corp., Class B	10,767	638,375

Tobacco — 0.4%
Philip Morris International, Inc.	11,050	945,659

Toys — 0.2%
Mattel, Inc.	10,990	379,045

Transport - Rail — 0.6%
Kansas City Southern	4,538	523,504
Union Pacific Corp.	7,680	808,473

		1,331,977

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Portals/ISP — 0.7%
Google, Inc., Class C†	2,583	$1,476,443

Total Common Stocks
(cost $168,334,461)		217,376,558

EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 Value ETF (cost $644,865)	6,460	663,054

Total Long-Term Investment Securities
(cost $168,979,326)		218,039,612

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Registered Investment Companies — 0.4%
State Street Navigator Securities Lending Prime Portfolio(1)	742,050	742,050

Time Deposits — 1.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/02/2014	$2,726,000	2,726,000

Total Short-Term Investment Securities
(cost $3,468,050)		3,468,050

TOTAL INVESTMENTS
(cost $172,447,376)(2)	100.0%	221,507,662
Liabilities in excess of other assets	(0.0)	(54,924)

NET ASSETS —	100.0%	$221,452,738

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At August 31, 2014, the Fund had loaned securities with a total value of $728,693. This was secured by collateral of $742,050 which was received in cash and subsequently invested in short-term investments currently valued at $742,050 as reported in the portfolio of Investments.
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks-Super Regional	$11,799,828	$—	$—	$11,799,828
Diversified Banking Institutions	20,368,028	—	—	20,368,028
Medical-Drugs	17,852,317	—	—	17,852,317
Oil Companies - Exploration & Production	14,055,820	—	—	14,055,820
Other Industries*	153,300,565	—	—	153,300,565
Exchange Traded-Funds	663,054	—	—	663,054
Short-Term Investment Securities:
Registered Investment Companies	742,050	—	—	742,050
Time Deposits	—	2,726,000	—	2,726,000

Total	$218,781,662	$2,726,000	$—	$221,507,662

*	Sum of all other industries each of which individually has an aggregate value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Mid Cap Growth Fund

PORTFOLIO PROFILE — August 31, 2014 (unaudited)

Industry Allocation*

Commercial Services — Finance	6.2%
Oil Companies — Exploration & Production	5.2
Medical — Biomedical/Gene	3.9
Beverages — Wine/Spirits	3.8
Medical — Drugs	3.7
Retail — Restaurants	3.2
Wireless Equipment	2.9
Transport — Truck	2.8
Auto/Truck Parts & Equipment — Original	2.7
Computer Services	2.6
Consulting Services	2.6
E-Commerce/Services	2.4
Banks — Commercial	2.4
Cable/Satellite TV	2.2
Diversified Manufacturing Operations	2.2
Investment Management/Advisor Services	2.1
Registered Investment Companies	2.1
Commercial Services	2.0
Machinery — General Industrial	1.8
Distribution/Wholesale	1.8
Medical Products	1.7
Airlines	1.7
Rental Auto/Equipment	1.7
Electronic Components — Misc.	1.7
Apparel Manufacturers	1.7
Applications Software	1.6
Finance — Other Services	1.5
Enterprise Software/Service	1.5
Chemicals — Specialty	1.5
Retail — Auto Parts	1.5
Theaters	1.4
Dialysis Centers	1.3
Retail — Automobile	1.3
Real Estate Investment Trusts	1.3
Computers — Memory Devices	1.3
Physicians Practice Management	1.3
Medical — Wholesale Drug Distribution	1.2
Medical — Generic Drugs	1.2
Electronic Components — Semiconductors	1.2
Casino Hotels	1.2
Industrial Automated/Robotic	1.2
Engines — Internal Combustion	1.2
Aerospace/Defense — Equipment	1.2
Oil & Gas Drilling	1.1
Internet Content — Information/News	1.1
Rubber/Plastic Products	1.0
Computer Software	1.0
Instruments — Scientific	1.0
Retail — Home Furnishings	1.0
Networking Products	0.9
Computer Aided Design	0.8
Electronic Measurement Instruments	0.8
E-Commerce/Products	0.8
Satellite Telecom	0.7
Internet Content — Entertainment	0.7
Repurchase Agreement	0.4

102.3%

*	Calculated as a percentage of net assets

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.8%
Aerospace/Defense - Equipment — 1.2%
B/E Aerospace, Inc.†	22,580	$1,913,429

Airlines — 1.7%
American Airlines Group, Inc.	20,400	793,764
Delta Air Lines, Inc.	50,060	1,981,375

		2,775,139

Apparel Manufacturers — 1.7%
Under Armour, Inc., Class A†	39,580	2,705,689

Applications Software — 1.6%
ServiceNow, Inc.†	41,830	2,557,068

Auto/Truck Parts & Equipment - Original — 2.7%
BorgWarner, Inc.	45,230	2,812,853
Delphi Automotive PLC	24,010	1,670,616

		4,483,469

Banks - Commercial — 2.4%
First Republic Bank	45,580	2,228,862
Texas Capital Bancshares, Inc.†	30,806	1,662,908

		3,891,770

Beverages - Wine/Spirits — 3.8%
Brown-Forman Corp., Class B	21,480	1,990,337
Constellation Brands, Inc., Class A†	47,880	4,169,869

		6,160,206

Cable/Satellite TV — 2.2%
Liberty Global PLC, Class A†	14,210	620,551
Liberty Global PLC, Class C†	71,600	3,002,188

		3,622,739

Casino Hotels — 1.2%
MGM Resorts International†	79,520	1,945,854

Chemicals - Specialty — 1.5%
W.R. Grace & Co.†	24,475	2,423,759

Commercial Services — 2.0%
CoStar Group, Inc.†	10,871	1,573,577
Quanta Services, Inc.†	48,610	1,766,488

		3,340,065

Commercial Services - Finance — 6.2%
Alliance Data Systems Corp.†	8,680	2,297,075
McGraw Hill Financial, Inc.	37,900	3,074,827
SEI Investments Co.	60,220	2,282,037
Vantiv, Inc., Class A†	78,140	2,444,219

		10,098,158

Computer Aided Design — 0.8%
Aspen Technology, Inc.†	32,200	1,323,098

Computer Services — 2.6%
IHS, Inc., Class A†	29,709	4,232,641

Computer Software — 1.0%
Cornerstone OnDemand, Inc.†	44,780	1,676,563

Computers - Memory Devices — 1.3%
Western Digital Corp.	20,290	2,090,073

Consulting Services — 2.6%
Towers Watson & Co., Class A	15,294	1,676,681
Verisk Analytics, Inc., Class A†	39,070	2,507,904

		4,184,585

Dialysis Centers — 1.3%
DaVita HealthCare Partners, Inc.†	29,610	2,211,275

Security Description	Shares	Value (Note 2)

Distribution/Wholesale — 1.8%
LKQ Corp.†	103,150	$2,929,460

Diversified Manufacturing Operations — 2.2%
Carlisle Cos., Inc.	25,300	2,097,370
Colfax Corp.†	23,793	1,513,473

		3,610,843

E-Commerce/Products — 0.8%
Vipshop Holdings, Ltd. ADR†#	6,620	1,301,691

E-Commerce/Services — 2.4%
Netflix, Inc.†	8,210	3,921,424

Electronic Components - Misc. — 1.7%
TE Connectivity, Ltd.	43,170	2,705,896

Electronic Components - Semiconductors — 1.2%
Micron Technology, Inc.†	60,040	1,957,304

Electronic Measurement Instruments — 0.8%
FLIR Systems, Inc.	38,550	1,302,605

Engines - Internal Combustion — 1.2%
Cummins, Inc.	13,300	1,929,963

Enterprise Software/Service — 1.5%
Guidewire Software, Inc.†	53,590	2,441,024

Finance - Other Services — 1.5%
Intercontinental Exchange, Inc.	12,950	2,447,550

Industrial Automated/Robotic — 1.2%
Cognex Corp.†	46,170	1,938,217

Instruments - Scientific — 1.0%
FEI Co.	19,110	1,606,004

Internet Content - Entertainment — 0.7%
Twitter, Inc.†	24,640	1,225,840

Internet Content - Information/News — 1.1%
Yelp, Inc.†	21,755	1,793,047

Investment Management/Advisor Services — 2.1%
Affiliated Managers Group, Inc.†	15,960	3,369,954

Machinery - General Industrial — 1.8%
Wabtec Corp.	35,340	2,945,942

Medical Products — 1.7%
Cooper Cos., Inc.	17,060	2,781,292

Medical - Biomedical/Gene — 3.9%
BioMarin Pharmaceutical, Inc.†	31,850	2,268,357
Puma Biotechnology, Inc.†	3,610	940,441
Regeneron Pharmaceuticals, Inc.†	3,720	1,303,934
Vertex Pharmaceuticals, Inc.†	19,670	1,840,522

		6,353,254

Medical - Drugs — 3.7%
Alkermes PLC†	27,940	1,249,756
Jazz Pharmaceuticals PLC†	13,660	2,225,487
Salix Pharmaceuticals, Ltd.†	16,050	2,553,716

		6,028,959

Medical - Generic Drugs — 1.2%
Perrigo Co. PLC	13,400	1,993,116

Medical - Wholesale Drug Distribution — 1.2%
Cardinal Health, Inc.	27,510	2,027,487

Networking Products — 0.9%
Palo Alto Networks, Inc.†	17,400	1,478,826

Oil & Gas Drilling — 1.1%
Nabors Industries, Ltd.	69,270	1,884,837

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production — 5.2%
Antero Resources Corp.†	32,510	$1,880,704
Concho Resources, Inc.†	16,460	2,337,978
Memorial Resource Development Corp.†#	33,730	994,023
Pioneer Natural Resources Co.	8,840	1,844,466
Southwestern Energy Co.†	35,340	1,455,301

		8,512,472

Physicians Practice Management — 1.3%
Envision Healthcare Holdings, Inc.†	56,884	2,079,679

Real Estate Investment Trusts — 1.3%
CBS Outdoor Americas, Inc.	61,770	2,123,035

Rental Auto/Equipment — 1.7%
United Rentals, Inc.†	23,220	2,731,833

Retail - Auto Parts — 1.5%
Advance Auto Parts, Inc.	17,602	2,401,265

Retail - Automobile — 1.3%
AutoNation, Inc.†	40,740	2,210,145

Retail - Home Furnishings — 1.0%
Restoration Hardware Holdings, Inc.†#	18,880	1,583,466

Retail - Restaurants — 3.2%
Chipotle Mexican Grill, Inc.†	4,460	3,026,779
Domino’s Pizza, Inc.	28,380	2,141,271

		5,168,050

Rubber/Plastic Products — 1.0%
Proto Labs, Inc.†	22,791	1,714,795

Satellite Telecom — 0.7%
DigitalGlobe, Inc.†	40,660	1,234,844

Theaters — 1.4%
Cinemark Holdings, Inc.	64,460	2,274,793

Transport - Truck — 2.8%
Old Dominion Freight Line, Inc.†	43,940	2,929,480
Swift Transportation Co.†	78,669	1,666,209

		4,595,689

Security Description	Shares/ Principal Amount	Value (Note 2)

Wireless Equipment — 2.9%
SBA Communications Corp., Class A†	42,690	$4,708,280

Total Long-Term Investment Securities
(cost $148,563,046)		162,948,461

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Registered Investment Companies — 2.1%
State Street Navigator Securities Lending Prime Portfolio(1) (cost $3,358,715)	3,358,715	3,358,715

REPURCHASE AGREEMENT — 0.4%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 08/29/2014, to be repurchased 09/02/2014 in the amount of $698,000 and collateralized by $765,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $714,320 (cost $698,000)	$698,000	698,000

TOTAL INVESTMENTS
(cost $152,619,761)(2)	102.3%	167,005,176
Liabilities in excess of other assets	(2.3)	(3,732,412)

NET ASSETS —	100.0%	$163,272,764

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At August 31, 2014, the Fund had loaned securities with a total value of $3,203,432. This was secured by collateral of $3,358,715, which was received in cash and subsequently invested in short-term investments currently valued at $3,358,715 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Commercial Services - Finance	$10,098,158	$—	$—	$10,098,158
Oil Companies - Exploration & Production	8,512,472	—	—	8,512,472
Other Industries*	144,337,831	—	—	144,337,831
Short-Term Investment Securities:
Registered Investment Companies	3,358,715	—	—	3,358,715
Repurchase Agreement	—	698,000	—	698,000

Total	$166,307,176	$698,000	$—	$167,005,176

*	Sum of all other industries each of which individually has an aggregate value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Mid Cap Value Fund

PORTFOLIO PROFILE — August 31, 2014 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	5.1%
Chemicals — Specialty	5.1
Repurchase Agreements	4.1
Distribution/Wholesale	3.7
Diversified Manufacturing Operations	3.6
Oil Companies — Exploration & Production	3.4
Electric — Integrated	3.0
Electronic Components — Semiconductors	2.9
Electronic Components — Misc.	2.6
Banks — Commercial	2.5
Aerospace/Defense — Equipment	2.0
Medical — Drugs	1.9
Insurance — Reinsurance	1.9
Banks — Super Regional	1.8
Containers — Paper/Plastic	1.8
Retail — Apparel/Shoe	1.8
Insurance — Life/Health	1.7
Insurance — Multi-line	1.6
Semiconductor Components — Integrated Circuits	1.6
Power Converter/Supply Equipment	1.5
Finance — Investment Banker/Broker	1.5
Containers — Metal/Glass	1.5
Instruments — Controls	1.4
Oil — Field Services	1.3
Applications Software	1.3
Home Decoration Products	1.2
Human Resources	1.2
Building — Residential/Commercial	1.1
Office Supplies & Forms	1.1
Commercial Services — Finance	1.1
Insurance — Property/Casualty	1.1
Aerospace/Defense	1.0
Food — Misc./Diversified	1.0
Registered Investment Companies	1.0
Oil Refining & Marketing	1.0
Gas — Distribution	1.0
Beverages — Wine/Spirits	0.9
Semiconductor Equipment	0.9
Chemicals — Diversified	0.9
Chemicals — Plastics	0.8
Tools — Hand Held	0.8
Retirement/Aged Care	0.8
Auto/Truck Parts & Equipment — Original	0.8
Computers — Integrated Systems	0.8
Consulting Services	0.7
Computers — Memory Devices	0.7
Advertising Agencies	0.7
Medical — Wholesale Drug Distribution	0.7
Retail — Office Supplies	0.7
Cruise Lines	0.7
Machine Tools & Related Products	0.6
Electronic Parts Distribution	0.6
Medical — HMO	0.6
Telecommunication Equipment	0.6
Medical Products	0.6
Steel — Producers	0.5
Consumer Products — Misc.	0.5
Real Estate Operations & Development	0.5
Rubber — Tires	0.5
Retail — Regional Department Stores	0.5
Building & Construction Products — Misc.	0.5
Multimedia	0.5
Building & Construction — Misc.	0.4
Finance — Credit Card	0.4
Coal	0.4
Medical Labs & Testing Services	0.4
Pharmacy Services	0.4
Identification Systems	0.4
Insurance Brokers	0.4

Paper & Related Products	0.4%
Retail — Home Furnishings	0.4
Athletic Equipment	0.4
E-Commerce/Services	0.3
Electric Products — Misc.	0.3
Machinery — Pumps	0.3
Shipbuilding	0.3
Telecom Services	0.3
Television	0.3
Savings & Loans/Thrifts	0.3
Lighting Products & Systems	0.3
Pipelines	0.3
Steel — Specialty	0.2
Leisure Products	0.2
Metal Processors & Fabrication	0.2
Finance — Consumer Loans	0.2
Building Products — Wood	0.2
Entertainment Software	0.2
Electric — Generation	0.2
Data Processing/Management	0.2
Capacitors	0.2
Coatings/Paint	0.2
Engineering/R&D Services	0.2
Banks — Fiduciary	0.2
Machinery — Construction & Mining	0.2
Electronic Security Devices	0.1
Wireless Equipment	0.1
Machinery — General Industrial	0.1
Tobacco	0.1
Theaters	0.1
Food — Meat Products	0.1
Medical Instruments	0.1
Retail — Drug Store	0.1
Dialysis Centers	0.1
Beverages — Non-alcoholic	0.1
Internet Content — Entertainment	0.1
Oil Field Machinery & Equipment	0.1
Retail — Automobile	0.1

100.4%

*	Calculated as a percentage of net assets

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.3%
Advertising Agencies — 0.7%
Interpublic Group of Cos., Inc.	247,300	$4,829,769
Omnicom Group, Inc.	23,942	1,724,063

		6,553,832

Aerospace/Defense — 1.0%
Esterline Technologies Corp.†	68,036	7,975,860
Teledyne Technologies, Inc.†	17,383	1,687,368

		9,663,228

Aerospace/Defense - Equipment — 2.0%
Curtiss-Wright Corp.	90,704	6,516,175
Moog, Inc., Class A†	107,100	7,593,390
Orbital Sciences Corp.†	183,200	4,904,264

		19,013,829

Applications Software — 1.3%
Check Point Software Technologies, Ltd.†#	65,300	4,637,606
Verint Systems, Inc.†	149,300	7,484,409

		12,122,015

Athletic Equipment — 0.4%
Performance Sports Group, Ltd.†	201,500	3,475,875

Auto/Truck Parts & Equipment-Original — 0.8%
Lear Corp.	56,526	5,716,474
TRW Automotive Holdings Corp.†	19,490	1,876,692

		7,593,166

Banks - Commercial — 2.5%
BankUnited, Inc.	161,374	5,091,350
BB&T Corp.	81,771	3,052,511
East West Bancorp, Inc.	79,081	2,755,182
Iberiabank Corp.	77,500	5,056,875
Zions Bancorporation	285,900	8,331,126

		24,287,044

Banks - Fiduciary — 0.2%
State Street Corp.	22,835	1,644,805

Banks - Super Regional — 1.8%
Comerica, Inc.	205,542	10,346,984
Fifth Third Bancorp	141,252	2,882,247
Huntington Bancshares, Inc.	209,633	2,063,837
SunTrust Banks, Inc.	63,079	2,402,049

		17,695,117

Beverages - Non-alcoholic — 0.1%
Coca-Cola Enterprises, Inc.	21,208	1,013,318

Beverages - Wine/Spirits — 0.9%
Constellation Brands, Inc., Class A†	34,767	3,027,858
Treasury Wine Estates, Ltd.	1,235,605	5,896,906

		8,924,764

Building & Construction Products - Misc. — 0.5%
Louisiana-Pacific Corp.†	312,190	4,454,951

Building & Construction - Misc. — 0.4%
Aegion Corp.†	176,643	4,356,016

Building Products - Wood — 0.2%
Masco Corp.	86,285	2,025,109

Building - Residential/Commercial — 1.1%
Lennar Corp., Class A	143,100	5,606,658
Toll Brothers, Inc.†	153,369	5,458,403

		11,065,061

Capacitors — 0.2%
Kemet Corp.†	355,000	1,789,200

Security Description	Shares	Value (Note 2)

Chemicals - Diversified — 0.9%
Celanese Corp., Series A	116,900	$7,310,926
Huntsman Corp.	38,601	1,037,981

		8,348,907

Chemicals - Plastics — 0.8%
PolyOne Corp.	205,511	8,060,141

Chemicals - Specialty — 5.1%
Ashland, Inc.	34,400	3,688,368
Cabot Corp.	183,700	10,063,086
Chemtura Corp.†	105,000	2,592,450
Eastman Chemical Co.	106,000	8,741,820
H.B. Fuller Co.	91,008	4,281,017
Methanex Corp.	193,910	12,957,066
Minerals Technologies, Inc.	109,215	6,839,043

		49,162,850

Coal — 0.4%
CONSOL Energy, Inc.	99,000	3,987,720

Coatings/Paint — 0.2%
Valspar Corp.	21,288	1,719,219

Commercial Services - Finance — 1.1%
Alliance Data Systems Corp.†	5,885	1,557,406
Equifax, Inc.	27,518	2,167,318
Global Payments, Inc.	11,497	836,062
McGraw Hill Financial, Inc.	24,443	1,983,061
Moody’s Corp.	10,242	958,344
SEI Investments Co.	44,182	1,674,277
Total System Services, Inc.	36,158	1,137,531
Vantiv, Inc., Class A†	14,277	446,584

		10,760,583

Computers - Integrated Systems — 0.8%
Brocade Communications Systems, Inc.	116,818	1,232,430
Teradata Corp.†	134,700	6,151,749

		7,384,179

Computers - Memory Devices — 0.7%
Seagate Technology PLC	39,272	2,457,642
Western Digital Corp.	44,281	4,561,386

		7,019,028

Consulting Services — 0.7%
Booz Allen Hamilton Holding Corp.	129,200	2,865,656
Civeo Corp.	54,000	1,372,140
FTI Consulting, Inc.†	14,071	522,034
Towers Watson & Co., Class A	21,233	2,327,774

		7,087,604

Consumer Products - Misc. — 0.5%
Samsonite International SA	1,427,400	4,926,800

Containers - Metal/Glass — 1.5%
Crown Holdings, Inc.†	71,636	3,457,870
Owens-Illinois, Inc.†	354,156	10,904,463

		14,362,333

Containers - Paper/Plastic — 1.8%
Graphic Packaging Holding Co.†	352,588	4,509,600
Packaging Corp. of America	43,100	2,930,369
Rock-Tenn Co., Class A	22,560	1,109,050
Sealed Air Corp.	137,500	4,963,750
Sonoco Products Co.	98,000	4,033,680

		17,546,449

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Cruise Lines — 0.7%
Norwegian Cruise Line Holdings, Ltd.†	189,600	$6,315,576

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	33,219	1,885,178

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	15,377	1,148,354

Distribution/Wholesale — 3.7%
Arrow Electronics, Inc.†	221,483	13,787,317
Ingram Micro, Inc., Class A†	190,500	5,492,115
WESCO International, Inc.†#	202,798	17,033,004

		36,312,436

Diversified Manufacturing Operations — 3.6%
Barnes Group, Inc.	206,678	7,076,655
Carlisle Cos., Inc.	61,107	5,065,770
Colfax Corp.†	17,000	1,081,370
Crane Co.	44,600	3,103,714
Dover Corp.	123,188	10,824,530
Harsco Corp.	208,000	5,033,600
Parker Hannifin Corp.	26,941	3,111,685

		35,297,324

E-Commerce/Services — 0.3%
Expedia, Inc.	29,591	2,541,867
IAC/InterActiveCorp	10,770	749,484

		3,291,351

Electric Products - Misc. — 0.3%
AMETEK, Inc.	58,950	3,120,813

Electric - Generation — 0.2%
AES Corp.	128,483	1,950,372

Electric - Integrated — 3.0%
Alliant Energy Corp.	71,333	4,172,267
Ameren Corp.	25,572	1,022,624
American Electric Power Co., Inc.	45,639	2,450,814
Edison International	40,286	2,382,514
FirstEnergy Corp.	19,511	668,057
Great Plains Energy, Inc.	201,216	5,165,215
PG&E Corp.	18,543	861,879
Portland General Electric Co.	187,700	6,470,019
Westar Energy, Inc.	146,812	5,421,767

		28,615,156

Electronic Components - Misc. — 2.6%
Flextronics International, Ltd.†	971,164	10,721,651
Jabil Circuit, Inc.	371,529	8,017,596
Knowles Corp.†	16,845	554,537
Plexus Corp.†	95,907	3,950,409
TE Connectivity, Ltd.	30,867	1,934,744

		25,178,937

Electronic Components - Semiconductors — 2.9%
Avago Technologies, Ltd.	70,746	5,807,539
Fairchild Semiconductor International, Inc.†	493,300	8,657,415
Microsemi Corp.†	268,300	7,147,512
ON Semiconductor Corp.†	218,063	2,128,295
Skyworks Solutions, Inc.	69,400	3,932,204

		27,672,965

Electronic Parts Distribution — 0.6%
Avnet, Inc.	55,013	2,448,628
Rexel SA	171,734	3,418,596

		5,867,224

Security Description	Shares	Value (Note 2)

Electronic Security Devices — 0.1%
Allegion PLC	3,333	$171,416
Tyco International, Ltd.	28,200	1,258,284

		1,429,700

Engineering/R&D Services — 0.2%
Fluor Corp.	22,840	1,687,648

Entertainment Software — 0.2%
Activision Blizzard, Inc.	84,968	2,000,147

Finance - Consumer Loans — 0.2%
Navient Corp.	71,638	1,285,186
SLM Corp.	84,436	748,103

		2,033,289

Finance - Credit Card — 0.4%
Discover Financial Services	65,942	4,112,803

Finance - Investment Banker/Broker — 1.5%
Charles Schwab Corp.	57,046	1,626,381
LPL Financial Holdings, Inc.	105,800	5,151,402
Raymond James Financial, Inc.	65,075	3,555,698
TD Ameritrade Holding Corp.	139,689	4,625,103

		14,958,584

Finance - Other Services — 0.0%
Solar Cayman, Ltd.†*(1)(2)	120,200	8,414

Food - Meat Products — 0.1%
Tyson Foods, Inc., Class A	32,495	1,236,760

Food - Misc./Diversified — 1.0%
Ebro Foods SA	134,168	2,714,867
Ingredion, Inc.	85,400	6,811,504

		9,526,371

Gas - Distribution — 1.0%
UGI Corp.	175,911	9,319,765

Home Decoration Products — 1.2%
Newell Rubbermaid, Inc.	348,546	11,683,262

Human Resources — 1.2%
Manpowergroup, Inc.	35,935	2,787,837
Robert Half International, Inc.	80,245	4,029,102
TrueBlue, Inc.†	176,600	4,792,924

		11,609,863

Identification Systems — 0.4%
Brady Corp., Class A	57,397	1,527,908
Checkpoint Systems, Inc.†	169,638	2,349,486

		3,877,394

Instruments - Controls — 1.4%
Honeywell International, Inc.	84,900	8,085,027
Sensata Technologies Holding NV†	116,000	5,703,720

		13,788,747

Insurance Brokers — 0.4%
Marsh & McLennan Cos., Inc.	69,828	3,707,867

Insurance - Life/Health — 1.7%
NN Group NV†	52,504	1,533,940
StanCorp Financial Group, Inc.	58,900	3,859,128
Symetra Financial Corp.	40,932	996,285
Torchmark Corp.	61,974	3,380,681
Unum Group	190,433	6,907,005

		16,677,039

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Multi-line — 1.6%
Allstate Corp.	46,067	$2,832,660
Loews Corp.	29,123	1,273,840
XL Group PLC	339,077	11,589,652

		15,696,152

Insurance - Property/Casualty — 1.1%
Alleghany Corp.†	4,989	2,150,908
Hanover Insurance Group, Inc.	115,200	7,309,440
W.R. Berkley Corp.	21,390	1,034,206

		10,494,554

Insurance - Reinsurance — 1.9%
Argo Group International Holdings, Ltd.	91,400	4,811,296
Reinsurance Group of America, Inc.	158,991	13,193,073

		18,004,369

Internet Content - Entertainment — 0.1%
NetEase, Inc. ADR	11,165	982,967

Leisure Products — 0.2%
Brunswick Corp.	50,577	2,174,811

Lighting Products & Systems — 0.3%
Acuity Brands, Inc.	20,374	2,523,931

Machine Tools & Related Products — 0.6%
Kennametal, Inc.	131,100	5,874,591

Machinery - Construction & Mining — 0.2%
Joy Global, Inc.	25,000	1,578,750

Machinery - General Industrial — 0.1%
IDEX Corp.	18,000	1,384,920

Machinery - Pumps — 0.3%
Flowserve Corp.	40,791	3,095,629

Medical Instruments — 0.1%
Boston Scientific Corp.†	86,258	1,093,751
Bruker Corp.†	4,427	88,806

		1,182,557

Medical Labs & Testing Services — 0.4%
ICON PLC†	27,755	1,374,983
Laboratory Corp. of America Holdings†	24,227	2,597,861

		3,972,844

Medical Products — 0.6%
CareFusion Corp.†	78,904	3,622,483
Teleflex, Inc.	7,308	800,080
Zimmer Holdings, Inc.	9,968	989,922

		5,412,485

Medical - Drugs — 1.9%
Almirall SA†	572,273	8,970,621
Ono Pharmaceutical Co., Ltd.	71,200	6,350,483
UCB SA	35,994	3,485,591

		18,806,695

Medical - HMO — 0.6%
WellCare Health Plans, Inc.†	87,800	5,782,508

Medical - Wholesale Drug Distribution — 0.7%
AmerisourceBergen Corp.	20,112	1,556,468
Cardinal Health, Inc.	25,063	1,847,143
McKesson Corp.	15,798	3,081,084

		6,484,695

Metal Processors & Fabrication — 0.2%
Timken Co.	47,818	2,165,677

Security Description	Shares	Value (Note 2)

Multimedia — 0.5%
Quebecor, Inc., Class B	173,800	$4,434,114

Office Furnishings - Original — 0.0%
Steelcase, Inc., Class A	4,590	72,063

Office Supplies & Forms — 1.1%
ACCO Brands Corp.†	653,000	5,047,690
Avery Dennison Corp.	124,200	5,977,746

		11,025,436

Oil Companies - Exploration & Production — 3.4%
Cobalt International Energy, Inc.†	380,265	5,837,068
Diamondback Energy, Inc.†	83,700	7,227,495
Energen Corp.	37,592	3,025,404
Energy XXI Bermuda, Ltd.#	165,000	2,722,500
EQT Corp.	22,322	2,211,217
Kosmos Energy, Ltd.†	75,929	760,809
Newfield Exploration Co.†	59,027	2,645,590
Noble Energy, Inc.	18,314	1,321,172
QEP Resources, Inc.	189,740	6,749,052
Rice Energy, Inc.†	30,298	887,125

		33,387,432

Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	10,321	767,160

Oil Refining & Marketing — 1.0%
HollyFrontier Corp.	69,800	3,492,094
Marathon Petroleum Corp.	26,949	2,452,628
Tesoro Corp.	17,790	1,151,725
Valero Energy Corp.	19,243	1,041,816
Western Refining, Inc.	28,267	1,315,264

		9,453,527

Oil - Field Services — 1.3%
Frank’s International NV	100,000	2,015,000
McDermott International, Inc.†#	110,000	792,000
Oil States International, Inc.†	27,000	1,742,850
Trican Well Service, Ltd.	407,500	5,887,818
Weatherford International PLC†	100,000	2,369,000

		12,806,668

Paper & Related Products — 0.4%
International Paper Co.	47,111	2,282,528
Xerium Technologies, Inc.†	90,000	1,345,500

		3,628,028

Pharmacy Services — 0.4%
Omnicare, Inc.	61,580	3,926,957

Pipelines — 0.3%
Boardwalk Pipeline Partners LP	125,000	2,493,750

Power Converter/Supply Equipment — 1.5%
Generac Holdings, Inc.†#	92,900	4,321,708
Hubbell, Inc., Class B	88,380	10,685,142

		15,006,850

Real Estate Investment Trusts — 5.1%
American Assets Trust, Inc.	164,223	5,756,016
Blackstone Mortgage Trust, Inc., Class A	207,500	6,027,875
Boston Properties, Inc.	26,341	3,198,324
Equity Lifestyle Properties, Inc.	150,900	6,894,621
Equity Residential	51,470	3,421,211
Essex Property Trust, Inc.	8,323	1,610,084
Extra Space Storage, Inc.	120,700	6,360,890
Kimco Realty Corp.	70,207	1,649,163
Macerich Co.	31,349	2,046,776

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Plum Creek Timber Co., Inc.	105,300	$4,278,339
Regency Centers Corp.	33,429	1,910,133
SL Green Realty Corp.	59,427	6,498,343

		49,651,775

Real Estate Operations & Development — 0.5%
Forest City Enterprises, Inc., Class A†	234,455	4,876,664

Retail - Apparel/Shoe — 1.8%
Ascena Retail Group, Inc.†	252,000	4,382,280
Coach, Inc.	20,000	736,600
DSW, Inc., Class A	107,900	3,338,426
Express, Inc.†	185,000	3,207,900
Finish Line, Inc., Class A	121,000	3,585,230
Foot Locker, Inc.	36,895	2,070,178

		17,320,614

Retail - Automobile — 0.1%
Rush Enterprises, Inc., Class A†	20,130	738,167

Retail - Drug Store — 0.1%
Rite Aid Corp.†	187,606	1,166,909

Retail - Home Furnishings — 0.4%
Pier 1 Imports, Inc.	225,000	3,546,000

Retail - Office Supplies — 0.7%
Staples, Inc.	550,500	6,429,840

Retail - Regional Department Stores — 0.5%
Macy’s, Inc.	58,700	3,656,423
Stage Stores, Inc.	65,000	1,135,550

		4,791,973

Retirement/Aged Care — 0.8%
Brookdale Senior Living, Inc.†	220,573	7,709,026

Rubber - Tires — 0.5%
Goodyear Tire & Rubber Co.	186,000	4,830,420

Savings & Loans/Thrifts — 0.3%
EverBank Financial Corp.	141,900	2,679,072

Semiconductor Components - Integrated Circuits — 1.6%
Analog Devices, Inc.	27,147	1,387,755
Maxim Integrated Products, Inc.	185,800	5,739,362
NXP Semiconductor NV†	122,700	8,407,404

		15,534,521

Semiconductor Equipment — 0.9%
Brooks Automation, Inc.	177,500	2,012,850
Teradyne, Inc.	263,500	5,425,465
Xcerra Corp.†	103,234	1,078,795

		8,517,110

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	29,906	3,053,702

Steel - Producers — 0.5%
Carpenter Technology Corp.	94,300	5,161,039

Steel - Specialty — 0.2%
Allegheny Technologies, Inc.	17,000	716,890
Universal Stainless & Alloy Products, Inc.†	52,202	1,672,030

		2,388,920

Telecom Services — 0.3%
Amdocs, Ltd.	62,003	2,920,341

Telecommunication Equipment — 0.6%
ARRIS Group, Inc.†	151,500	4,637,415
Harris Corp.	14,176	1,012,025

		5,649,440

Security Description	Shares/ Principal Amount	Value (Note 2)

Television — 0.3%
CBS Corp., Class B	46,585	$2,762,025

Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A	55,400	1,311,318

Tobacco — 0.1%
Lorillard, Inc.	22,377	1,335,907

Tools - Hand Held — 0.8%
Stanley Black & Decker, Inc.	86,119	7,879,888

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	23,492	1,395,425

Total Long-Term Investment Securities
(cost $668,222,901)		924,626,698

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Registered Investment Companies — 1.0%
SSgA Money Market Fund	4,197,563	4,197,563
State Street Navigator Securities Lending Prime Portfolio(3)	5,258,978	5,258,978

Total Short-Term Investment Securities
(cost $9,456,541)		9,456,541

REPURCHASE AGREEMENTS — 4.1%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 08/29/2014, to be repurchased 09/02/2014 in the amount of $5,679,000 and collateralized by $6,265,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $5,849,950.	$5,679,000	5,679,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 08/29/2014, to be repurchased 09/02/2014 in the amount of $34,175,000 and collateralized by $37,335,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $34,861,594.	34,175,000	34,175,000

Total Repurchase Agreements
(cost $39,854,000)		39,854,000

TOTAL INVESTMENTS
(cost $717,533,442)(4)	100.4%	973,937,239
Liabilities in excess of other assets	(0.4)	(4,346,685)

NET ASSETS —	100.0%	$969,590,554

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2014, the aggregate value of these securities was $8,414 representing 0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At August 31, 2014, the aggregate value of these securities was $8,414 representing 0% of net assets.
(3)	At August 31, 2014, the Fund had loaned securities with a total value of $5,156,969. This was secured by collateral of $5,258,978 which was received in cash and subsequently invested in short-term investments currently valued at $5,258,978 as reported in the portfolio of Investments.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Chemicals - Specialty	$49,162,850	$—	$—	$49,162,850
Finance - Other Services	—	—	8,414	8,414
Real Estate Investment Trusts	49,651,775	—	—	49,651,775
Other Industries*	825,803,659	—	—	825,803,659
Short-Term Investment Securities:
Registered Investment Companies	9,456,541	—	—	9,456,541
Repurchase Agreements	—	39,854,000	—	39,854,000

Total	$934,074,825	$39,854,000	$8,414	$973,937,239

*	Sum of all other industries each of which individually has an aggregate value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2014 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	45.0%
Fixed Income Investment Companies	31.7
International Equity Investment Companies	19.1
Real Estate Investment Companies	4.2

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 45.0%
VALIC Co. I Blue Chip Growth Fund	1,985,025	$35,829,697
VALIC Co. I Dividend Value Fund	1,727,553	23,494,727
VALIC Co. I Mid Cap Index Fund	1,250,360	35,647,770
VALIC Co. I Mid Cap Strategic Growth Fund	452,699	7,759,261
VALIC Co. I Nasdaq-100 Index Fund	2,257,025	21,532,019
VALIC Co. I Science & Technology Fund	883,793	23,871,246
VALIC Co. I Small Cap Index Fund	1,184,032	25,065,962
VALIC Co. I Small Cap Special Values Fund	670,221	9,604,265
VALIC Co. I Stock Index Fund	2,137,690	77,469,900
VALIC Co. I Value Fund	107,470	1,592,710
VALIC Co. II Capital Appreciation Fund	1,146,187	18,201,444
VALIC Co. II Large Cap Value Fund	424,569	7,463,917
VALIC Co. II Mid Cap Growth Fund	906,549	9,183,345
VALIC Co. II Mid Cap Value Fund	1,591,474	40,025,573
VALIC Co. II Small Cap Growth Fund	457,580	7,444,821
VALIC Co. II Small Cap Value Fund	933,511	15,542,952

Total Domestic Equity Investment Companies
(cost $283,469,941)		359,729,609

Fixed Income Investment Companies — 31.7%
VALIC Co. I Capital Conservation Fund	774,354	7,689,338
VALIC Co. I Government Securities Fund	951,568	10,286,451
VALIC Co. I Inflation Protected Fund	1,183,635	13,528,944
VALIC Co. II Core Bond Fund	11,086,719	122,951,710
VALIC Co. II High Yield Bond Fund	4,886,248	38,747,948
VALIC Co. II Strategic Bond Fund	5,103,136	60,063,908

Total Fixed Income Investment Companies
(cost $247,965,227)		253,268,299

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 19.1%
VALIC Co. I Emerging Economies Fund	3,791,054	$32,678,889
VALIC Co. I Foreign Value Fund	3,829,792	43,812,815
VALIC Co. I International Equities Index Fund	5,940,046	43,599,935
VALIC Co. I International Growth Fund	1,751,322	24,623,586
VALIC Co. II International Opportunities Fund	485,019	7,517,787

Total International Equity Investment Companies
(cost $141,983,991)		152,233,012

Real Estate Investment Companies — 4.2%
VALIC Co. I Global Real Estate Fund
(cost $30,619,839)	3,756,538	33,320,496

TOTAL INVESTMENTS
(cost $704,038,998)(2)	100.0%	798,551,416
Liabilities in excess of other assets	(0.0)	(30,391)

NET ASSETS —	100.0%	$798,521,025

#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$359,729,609	$—	$—	$359,729,609
Fixed Income Investment Companies	253,268,299	—	—	253,268,299
International Equity Investment Companies	152,233,012	—	—	152,233,012
Real Estate Investment Companies	33,320,496	—	—	33,320,496

Total	$798,551,416	$—	$—	$798,551,416

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Money Market II Fund

PORTFOLIO PROFILE — August 31, 2014 (unaudited)

Industry Allocation*

U.S. Government Agencies	35.5%
Commercial Banks	23.4
U.S. Government Treasuries	11.9
Banks — Super Regional	10.1
Diversified Banking Institutions	4.8
Finance Investment Banker/Broker	4.5
Money Center Banks	4.5
Banks — Fiduciary	2.1
Diversified Financial Services	1.8
Repurchase Agreement	1.5

100.1%

Weighted Average Days to Maturity	40.3

Credit Quality@#

Aaa	100.0%

*	Calculated as a percentage of net assets
@	Source: Moody’s
#	Calculated as a percentage of total debt issues

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 98.6%
Certificates of Deposit — 28.7%
Chase Bank USA NA FRS 0.26% due 04/24/2015	$3,600,000	$3,600,000
Deutsche Bank AG NY FRS 0.54% due 03/27/2015	4,000,000	4,000,000
Lloyds Bank PLC NY 0.07% due 09/03/2014	4,250,000	4,250,000
Nordea Bank Finland PLC NY 0.21% due 09/05/2014	3,480,000	3,480,000
Rabobank Nederland NV NY FRS 0.29% due 05/06/2015	3,800,000	3,800,000
Rabobank Nederland NV NY FRS 0.31% due 08/12/2015	3,500,000	3,501,130
Royal Bank of Canada NY FRS 0.23% due 06/10/2015	3,500,000	3,500,000
Royal Bank of Canada NY FRS 0.24% due 03/27/2015	275,000	275,015
Royal Bank of Canada NY FRS 0.32% due 05/04/2015	3,800,000	3,800,000
Svenska Handelsbanken NY 0.18% due 09/08/2014	3,400,000	3,400,003
Svenska Handelsbanken NY FRS 0.40% due 11/17/2014	3,500,000	3,501,287
UBS AG Stamford CT FRS 0.24% due 10/24/2014	4,250,000	4,250,000
Wells Fargo Bank NA FRS 0.21% due 12/01/2014	3,400,000	3,400,000
Wells Fargo Bank NA FRS 0.23% due 02/04/2015	4,220,000	4,220,000

Total Certificates of Deposit
(amortized cost $48,977,435)		48,977,435

Commercial Paper — 15.1%
BNP Paribas Finance, Inc. 0.08% due 09/03/2014	3,500,000	3,499,984
BNP Paribas Finance, Inc. 0.08% due 09/04/2014	4,250,000	4,249,972
Credit Agricole North America, Inc. 0.09% due 09/03/2014	7,500,000	7,499,963
Lloyds Bank PLC 0.06% due 09/11/2014	3,500,000	3,499,942
Nordea Bank AB 0.21% due 09/09/2014*	3,490,000	3,489,837
State Street Corp. 0.20% due 01/05/2015	3,550,000	3,547,515

Total Commercial Paper
(amortized cost $25,787,213)		25,787,213

U.S. Corporate Bonds & Notes — 7.4%
Bank of America NA 0.21% due 10/14/2014	3,500,000	3,500,000
Bank of America NA 0.25% due 12/01/2014	3,350,000	3,350,000
General Electric Capital Corp. FRS 0.49% due 09/15/2014	250,000	250,029
General Electric Capital Corp. 2.15% due 01/09/2015	2,750,000	2,768,275
JPMorgan Chase Bank NA FRS 0.35% due 09/04/2015	2,700,000	2,700,000

Total U.S. Corporate Bonds & Notes
(amortized cost $12,568,304)		12,568,304

U.S. Government Agencies — 35.5%
Federal Farm Credit Bank
0.08% due 11/25/2014	1,000,000	999,811
0.09% due 01/08/2015	2,250,000	2,249,274

Security Description	Principal Amount	Value (Note 2)

U.S. Government Agencies (continued)
Federal Farm Credit Bank FRS
0.08% due 03/09/2015	$2,750,000	$2,749,846
0.10% due 03/30/2015	2,800,000	2,799,920
0.13% due 02/23/2015	3,300,000	3,299,913
0.17% due 10/24/2014	1,000,000	1,000,115
0.28% due 10/14/2014	1,500,000	1,500,321
Federal Home Loan Bank
0.05% due 09/24/2014	7,000,000	6,999,799
0.05% due 09/26/2014	2,000,000	1,999,938
0.06% due 10/10/2014	3,500,000	3,499,773
0.07% due 10/03/2014	1,700,000	1,699,902
0.07% due 10/15/2014	3,500,000	3,499,701
0.11% due 02/17/2015	1,500,000	1,499,225
0.12% due 03/25/2015	1,750,000	1,748,804
0.12% due 04/10/2015	1,500,000	1,498,895
0.15% due 09/16/2014	1,900,000	1,899,881
0.17% due 07/31/2015	1,250,000	1,248,034
Federal Home Loan Bank FRS
0.10% due 02/03/2015	2,650,000	2,650,022
0.11% due 02/23/2015	1,700,000	1,699,957
Federal Home Loan Mtg. Corp.
0.06% due 10/17/2014	3,350,000	3,349,743
0.14% due 01/26/2015	1,250,000	1,249,311
Federal National Mtg. Assoc.
0.08% due 11/05/2014	4,000,000	3,999,458
0.14% due 06/01/2015	2,350,000	2,347,505
Federal National Mtg. Assoc. FRS
0.13% due 02/27/2015	2,250,000	2,250,295
0.37% due 10/27/2014	2,800,000	2,801,394

Total U.S. Government Agencies
(amortized cost $60,540,837)		60,540,837

U.S. Government Treasuries — 11.9%
United States Treasury Bills
0.02% due 09/04/2014	7,000,000	6,999,988
0.03% due 09/11/2014	7,000,000	6,999,932
0.04% due 09/18/2014	6,250,000	6,249,897

Total U.S. Government Treasuries
(amortized cost $20,249,817)		20,249,817

Total Short-Term Investment Securities — 98.6%
(amortized cost $168,123,606)		168,123,606

REPURCHASE AGREEMENT — 1.5%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $2,576,000)	2,576,000	2,576,000

TOTAL INVESTMENTS
(amortized cost $170,699,606)(2)	100.1%	170,699,606
Liabilities in excess of other assets	(0.1)	(124,294)

NET ASSETS —	100.0%	$170,575,312

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2014, the aggregate value of these securities was $3,489,837 representing 2.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2014 and unless noted otherwise, the dates are the original maturity dates.

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$48,977,435	$—	$48,977,435
Commercial Paper	—	25,787,213	—	25,787,213
U.S. Corporate Bonds & Notes	—	12,568,304	—	12,568,304
U.S. Government Agencies	—	60,540,837	—	60,540,837
U.S. Government Treasuries	—	20,249,817	—	20,249,817
Repurchase Agreement	—	2,576,000	—	2,576,000

Total	$—	$170,699,606	$—	$170,699,606

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Small Cap Growth Fund

PORTFOLIO PROFILE — August 31, 2014 (unaudited)

Industry Allocation*

Registered Investment Companies	14.9%
Medical — Biomedical/Gene	6.0
Medical — Drugs	3.5
Applications Software	3.5
Electronic Components — Semiconductors	3.4
Retail — Automobile	3.3
Retail — Apparel/Shoe	2.7
Networking Products	2.7
Building & Construction Products — Misc.	2.7
Machinery — General Industrial	2.7
Oil Companies — Exploration & Production	2.4
Computer Software	2.3
E-Commerce/Services	2.3
Lighting Products & Systems	2.2
Enterprise Software/Service	2.2
Distribution/Wholesale	2.2
Oil Field Machinery & Equipment	2.0
Transport — Truck	2.0
Footwear & Related Apparel	1.9
Instruments — Scientific	1.8
Wireless Equipment	1.8
Time Deposits	1.8
Medical — Hospitals	1.6
Real Estate Investment Trusts	1.6
Investment Management/Advisor Services	1.5
Retail — Misc./Diversified	1.5
Patient Monitoring Equipment	1.3
Therapeutics	1.3
Transport — Marine	1.3
Educational Software	1.3
Machinery — Pumps	1.3
Diversified Manufacturing Operations	1.2
Medical Products	1.2
Drug Delivery Systems	1.2
Savings & Loans/Thrifts	1.2
Commercial Services	1.1
Airlines	1.1
Medical Imaging Systems	1.1
Building Products — Cement	1.0
Aerospace/Defense — Equipment	1.0
Medical — HMO	1.0
E-Marketing/Info	1.0
Transport — Services	0.9
Healthcare Safety Devices	0.9
Computers — Memory Devices	0.9
Banks — Commercial	0.9
Telecom Equipment — Fiber Optics	0.9
Power Converter/Supply Equipment	0.9
Retail — Catalog Shopping	0.9
Data Processing/Management	0.9
Investment Companies	0.9
Oil Refining & Marketing	0.8
Internet Incubators	0.8
Casino Services	0.8
Real Estate Management/Services	0.8
Diagnostic Equipment	0.8
Advanced Materials	0.8
MRI/Medical Diagnostic Imaging	0.7
Retail — Jewelry	0.7
Retail — Vitamins & Nutrition Supplements	0.7
Medical Instruments	0.6
Insurance — Property/Casualty	0.6
Computer Data Security	0.5
Internet Telephone	0.5
Building — Residential/Commercial	0.5
Computer Services	0.5
Apparel Manufacturers	0.4
Research & Development	0.4
Internet Connectivity Services	0.4
Finance — Investment Banker/Broker	0.4

114.9%

*	Calculated as a percentage of net assets

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.2%
Advanced Materials — 0.8%
Hexcel Corp.†	21,677	$892,876

Aerospace/Defense - Equipment — 1.0%
HEICO Corp.	22,421	1,161,632

Airlines — 1.1%
Spirit Airlines, Inc.†	17,602	1,239,005

Apparel Manufacturers — 0.4%
Vince Holding Corp.†	13,852	502,828

Applications Software — 3.5%
Dealertrack Technologies, Inc.†	28,822	1,290,073
Demandware, Inc.†	19,348	1,028,346
Imperva, Inc.†	17,817	518,653
Tableau Software, Inc., Class A†	16,723	1,095,189

		3,932,261

Banks - Commercial — 0.9%
Signature Bank†	8,463	1,002,527

Building & Construction Products - Misc. — 2.7%
Fortune Brands Home & Security, Inc.	30,192	1,304,596
Trex Co., Inc.†	46,725	1,756,860

		3,061,456

Building Products - Cement — 1.0%
Eagle Materials, Inc.	11,509	1,172,882

Building - Residential/Commercial — 0.5%
TRI Pointe Homes, Inc.†	40,926	605,705

Casino Services — 0.8%
Scientific Games Corp., Class A†#	91,868	932,460

Commercial Services — 1.1%
CoStar Group, Inc.†	8,902	1,288,564

Computer Data Security — 0.5%
A10 Networks, Inc.†	52,933	617,199

Computer Services — 0.5%
FleetMatics Group PLC†#	16,902	554,724

Computer Software — 2.3%
Cornerstone OnDemand, Inc.†	24,163	904,663
Envestnet, Inc.†	37,938	1,745,527

		2,650,190

Computers - Memory Devices — 0.9%
Nimble Storage, Inc.†#	38,208	1,033,144

Data Processing/Management — 0.9%
CommVault Systems, Inc.†	17,511	965,557

Diagnostic Equipment — 0.8%
GenMark Diagnostics, Inc.†	83,326	895,754

Distribution/Wholesale — 2.2%
Pool Corp.	16,510	935,457
Watsco, Inc.	17,045	1,576,492

		2,511,949

Diversified Manufacturing Operations — 1.2%
Carlisle Cos., Inc.	16,655	1,380,699

Drug Delivery Systems — 1.2%
Nektar Therapeutics†	61,211	872,869
Revance Therapeutics, Inc.†	19,523	455,862

		1,328,731

E-Commerce/Services — 2.3%
ChannelAdvisor Corp.†#	26,188	424,246
Coupons.com, Inc.†#	39,463	602,995

Security Description	Shares	Value (Note 2)

E-Commerce/Services (continued)
RetailMeNot, Inc.†#	40,653	$758,178
Trulia, Inc.†#	12,869	793,116

		2,578,535

E-Marketing/Info — 1.0%
Marketo, Inc.†	24,162	707,463
ReachLocal, Inc.†#	70,117	368,816

		1,076,279

Educational Software — 1.3%
2U, Inc.†	75,771	1,432,072

Electronic Components - Semiconductors — 3.4%
Cavium, Inc.†	20,376	1,144,724
Inphi Corp.†	84,846	1,276,932
Monolithic Power Systems, Inc.	29,856	1,426,520

		3,848,176

Enterprise Software/Service — 2.2%
Guidewire Software, Inc.†	28,208	1,284,875
Veeva Systems, Inc., Class A†#	41,494	1,243,575

		2,528,450

Finance - Investment Banker/Broker — 0.4%
FXCM, Inc., Class A#	30,621	443,698

Footwear & Related Apparel — 1.9%
Skechers U.S.A., Inc., Class A†	11,567	675,166
Wolverine World Wide, Inc.	54,752	1,454,213

		2,129,379

Healthcare Safety Devices — 0.9%
Tandem Diabetes Care, Inc.†	12,623	178,616
Unilife Corp.†#	338,717	863,728

		1,042,344

Home Furnishings — 0.0%
Norcraft Cos., Inc.†	2,546	42,187

Instruments - Scientific — 1.8%
FEI Co.	10,041	843,846
Fluidigm Corp.†	44,852	1,220,871

		2,064,717

Insurance - Property/Casualty — 0.6%
AmTrust Financial Services, Inc.#	15,664	689,686

Internet Connectivity Services — 0.4%
Boingo Wireless, Inc.†	66,882	465,499

Internet Incubators — 0.8%
HomeAway, Inc.†	28,168	935,178

Internet Telephone — 0.5%
RingCentral, Inc.†	45,482	610,823

Investment Companies — 0.9%
PennantPark Investment Corp.	80,911	962,841

Investment Management/Advisor Services — 1.5%
Cohen & Steers, Inc.#	13,315	581,067
Financial Engines, Inc.#	32,380	1,161,470

		1,742,537

Lighting Products & Systems — 2.2%
Acuity Brands, Inc.	17,487	2,166,289
TCP International Holdings, Ltd.†#	53,148	365,127

		2,531,416

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - General Industrial — 2.7%
DXP Enterprises, Inc.†	9,230	$739,507
Middleby Corp.†	26,390	2,275,610

		3,015,117

Machinery - Pumps — 1.3%
Graco, Inc.	18,513	1,422,909

Medical Imaging Systems — 1.1%
Novadaq Technologies, Inc.†	94,796	1,238,036

Medical Instruments — 0.6%
Bruker Corp.†	36,029	722,742

Medical Products — 1.2%
K2M Group Holdings, Inc.†	37,764	536,627
Syneron Medical, Ltd.†	83,102	834,344

		1,370,971

Medical - Biomedical/Gene — 6.0%
Acceleron Pharma, Inc.†	17,670	474,793
Aegerion Pharmaceuticals, Inc.†#	14,389	439,584
Avalanche Biotechnologies, Inc.†#	13,402	397,101
Exact Sciences Corp.†#	32,186	671,078
Halozyme Therapeutics, Inc.†	71,035	674,833
Insmed, Inc.†	46,819	652,189
InterMune, Inc.†	11,678	857,749
Intrexon Corp.†#	19,615	397,792
Isis Pharmaceuticals, Inc.†#	10,967	447,015
Puma Biotechnology, Inc.†	5,448	1,419,258
Versartis, Inc.†#	17,530	403,190

		6,834,582

Medical - Drugs — 3.5%
ACADIA Pharmaceuticals, Inc.†#	28,680	687,746
Chimerix, Inc.†	33,472	854,875
Ignyta, Inc.†#	44,004	330,030
Keryx Biopharmaceuticals, Inc.†#	40,431	735,440
Receptos, Inc.†	13,656	698,504
Sagent Pharmaceuticals, Inc.†	24,752	688,601

		3,995,196

Medical - HMO — 1.0%
WellCare Health Plans, Inc.†	17,583	1,158,016

Medical - Hospitals — 1.6%
Acadia Healthcare Co., Inc.†	35,132	1,799,110

MRI/Medical Diagnostic Imaging — 0.7%
Surgical Care Affiliates, Inc.†	28,105	836,405

Networking Products — 2.7%
Fortinet, Inc.†	45,418	1,172,239
Gigamon, Inc.†#	8,571	93,252
Infinera Corp.†	96,726	1,023,361
Palo Alto Networks, Inc.†	9,524	809,445

		3,098,297

Oil Companies - Exploration & Production — 2.4%
Eclipse Resources Corp.†#	30,182	552,029
Laredo Petroleum, Inc.†#	47,059	1,112,475
Oasis Petroleum, Inc.†	22,693	1,116,268

		2,780,772

Oil Field Machinery & Equipment — 2.0%
Dril-Quip, Inc.†	11,479	1,164,774
Forum Energy Technologies, Inc.†	34,162	1,163,216

		2,327,990

Security Description	Shares	Value (Note 2)

Oil Refining & Marketing — 0.8%
Delek US Holdings, Inc.	27,383	$957,857

Patient Monitoring Equipment — 1.3%
Insulet Corp.†	42,171	1,522,795

Power Converter/Supply Equipment — 0.9%
Generac Holdings, Inc.†#	21,181	985,340

Real Estate Investment Trusts — 1.6%
EastGroup Properties, Inc.	8,825	572,213
Glimcher Realty Trust	55,775	626,353
Highwoods Properties, Inc.	13,510	574,851

		1,773,417

Real Estate Management/Services — 0.8%
RE/MAX Holdings, Inc., Class A	30,554	926,397

Research & Development — 0.4%
Arrowhead Research Corp.†#	33,202	483,753

Retail - Apparel/Shoe — 2.7%
Francesca’s Holdings Corp.†	53,421	747,894
Men’s Wearhouse, Inc.	26,985	1,458,000
Vera Bradley, Inc.†#	44,406	911,211

		3,117,105

Retail - Automobile — 3.3%
Lithia Motors, Inc., Class A	12,132	1,060,580
Penske Automotive Group, Inc.	23,557	1,130,029
Rush Enterprises, Inc., Class A†	43,440	1,592,945

		3,783,554

Retail - Catalog Shopping — 0.9%
MSC Industrial Direct Co., Inc., Class A	10,899	982,436

Retail - Jewelry — 0.7%
Movado Group, Inc.	21,387	794,099

Retail - Misc./Diversified — 1.5%
Container Store Group, Inc.†#	29,903	632,149
Five Below, Inc.†	26,698	1,082,871

		1,715,020

Retail - Vitamins & Nutrition Supplements — 0.7%
Vitamin Shoppe, Inc.†	19,232	753,702

Savings & Loans/Thrifts — 1.2%
BofI Holding, Inc.†	17,223	1,325,999

Telecom Equipment - Fiber Optics — 0.9%
Ciena Corp.†	48,031	993,761

Therapeutics — 1.3%
Kite Pharma, Inc.†#	17,571	496,732
Portola Pharmaceuticals, Inc.†	23,608	658,427
Threshold Pharmaceuticals, Inc.†#	87,848	365,448

		1,520,607

Transport - Marine — 1.3%
Kirby Corp.†	12,028	1,434,820

Transport - Services — 0.9%
XPO Logistics, Inc.†	34,541	1,069,735

Transport - Truck — 2.0%
Marten Transport, Ltd.	39,448	781,070
Old Dominion Freight Line, Inc.†	21,516	1,434,472

		2,215,542

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Wireless Equipment — 1.8%
Aruba Networks, Inc.†	56,108	$1,197,906
Ruckus Wireless, Inc.†	59,359	825,683

		2,023,589

Total Long-Term Investment Securities
(cost $95,317,521)		111,833,631

SHORT-TERM INVESTMENT SECURITIES — 16.7%
Registered Investment Companies — 14.9%
State Street Navigator Securities Lending Prime Portfolio(1)	17,031,365	17,031,365

Time Deposits — 1.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/02/2014	$2,015,000	2,015,000

Total Short-Term Investment Securities
(cost $19,046,365)		19,046,365

TOTAL INVESTMENTS
(cost $114,363,886)(2)	114.9%	130,879,996
Liabilities in excess of other assets	(14.9)	(16,972,939)

NET ASSETS —	100.0%	$113,907,057

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At August 31, 2014, the Fund had loaned securities with a total value of $16,944,797. This was secured by collateral of $17,031,365 which was received in cash and subsequently invested in short-term investments currently valued at $17,031,365 as reported in the portfolio of Investments.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical-Biomedical/Gene	$6,834,582	$—	$—	$6,834,582
Other Industries*	104,999,049	—	—	104,999,049
Short-Term Investment Securities:
Registered Investment Companies	17,031,365	—	—	17,031,365
Time Deposits	—	2,015,000	—	2,015,000

Total	$128,864,996	$2,015,000	$—	$130,879,996

*	Sum of all other industries each of which individually has an aggregate value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — August 31, 2014 (unaudited)

Industry Allocation*

Banks — Commercial	11.5%
Real Estate Investment Trusts	10.1
Retail — Apparel/Shoe	4.4
Electric — Integrated	3.5
Registered Investment Companies	3.3
Oil Companies — Exploration & Production	2.8
Human Resources	2.6
Oil — Field Services	2.2
Repurchase Agreements	1.9
Distribution/Wholesale	1.6
Auction Houses/Art Dealers	1.6
Insurance — Life/Health	1.5
Medical — Biomedical/Gene	1.4
Retail — Office Supplies	1.4
Transport — Truck	1.4
Consulting Services	1.3
Insurance — Reinsurance	1.3
Medical Instruments	1.3
Resorts/Theme Parks	1.3
Electronic Components — Misc.	1.1
Engineering/R&D Services	1.1
Commercial Services — Finance	1.1
Diversified Manufacturing Operations	1.1
Enterprise Software/Service	1.0
Machinery — General Industrial	1.0
Gas — Distribution	0.9
Containers — Paper/Plastic	0.9
Data Processing/Management	0.9
Computers — Integrated Systems	0.9
Containers — Metal/Glass	0.9
Real Estate Management/Services	0.8
Medical Sterilization Products	0.8
Travel Services	0.8
Telecom Services	0.8
Finance — Consumer Loans	0.8
Food — Flour & Grain	0.8
Food — Misc./Diversified	0.8
Computer Services	0.8
Office Furnishings — Original	0.8
Food — Dairy Products	0.8
Telecommunication Equipment	0.7
Auto/Truck Parts & Equipment — Original	0.7
Printing — Commercial	0.7
Audio/Video Products	0.7
Oil Field Machinery & Equipment	0.7
Real Estate Operations & Development	0.6
Footwear & Related Apparel	0.6
Food — Baking	0.6
Computers — Memory Devices	0.6
Electronic Components — Semiconductors	0.6
Diversified Financial Services	0.6
Computer Software	0.6
Beverages — Wine/Spirits	0.6
Building — Residential/Commercial	0.6
Networking Products	0.5
Retail — Drug Store	0.5
Retail — Regional Department Stores	0.5
Aerospace/Defense — Equipment	0.5
Chemicals — Specialty	0.5
Retail — Bookstores	0.5
Finance — Investment Banker/Broker	0.5
Tobacco	0.5
Paper & Related Products	0.5
Medical — Drugs	0.5
Environmental Consulting & Engineering	0.4
Metal Processors & Fabrication	0.4
Insurance — Property/Casualty	0.4
Retail — Discount	0.4
Coal	0.4
Savings & Loans/Thrifts	0.4

Medical — Outpatient/Home Medical	0.4%
Oil Refining & Marketing	0.4
Engines — Internal Combustion	0.4
Airlines	0.4
Entertainment Software	0.3
Energy — Alternate Sources	0.3
Retail — Restaurants	0.3
Building & Construction Products — Misc.	0.3
Lasers — System/Components	0.3
Office Supplies & Forms	0.3
Semiconductor Equipment	0.3
Retail — Appliances	0.3
Chemicals — Diversified	0.3
Therapeutics	0.2
Wireless Equipment	0.2
Medical — HMO	0.2
Insurance — Multi-line	0.2
Consumer Products — Misc.	0.2
Transport — Services	0.2
Electric — Generation	0.2
Telephone — Integrated	0.2
Computer Aided Design	0.2
Auto/Truck Parts & Equipment — Replacement	0.2
Electronic Parts Distribution	0.2
Machinery — Construction & Mining	0.2
Power Converter/Supply Equipment	0.2
Food — Wholesale/Distribution	0.2
Internet Application Software	0.2
Independent Power Producers	0.2
Building — Maintenance & Services	0.2
Machinery — Farming	0.2
Building Products — Doors & Windows	0.2
Semiconductor Components — Integrated Circuits	0.2
Textile — Apparel	0.1
E-Commerce/Services	0.1
United States Treasury Notes	0.1
Medical Labs & Testing Services	0.1
Investment Management/Advisor Services	0.1
Multimedia	0.1
Commercial Services	0.1
Metal Products — Distribution	0.1
Publishing — Newspapers	0.1
Finance — Mortgage Loan/Banker	0.1
Rubber/Plastic Products	0.1
Medical Laser Systems	0.1
Linen Supply & Related Items	0.1
Steel Pipe & Tube	0.1
Radio	0.1
Auto — Truck Trailers	0.1
Schools	0.1
Telecom Equipment — Fiber Optics	0.1
Computer Data Security	0.1
Applications Software	0.1
Medical — Generic Drugs	0.1
Housewares	0.1
Building & Construction — Misc.	0.1
Industrial Automated/Robotic	0.1
Precious Metals	0.1
Finance — Leasing Companies	0.1
Oil & Gas Drilling	0.1
Gambling (Non-Hotel)	0.1
Advertising Services	0.1
Transport — Marine	0.1
Retail — Hypermarkets	0.1
Miscellaneous Manufacturing	0.1
Water	0.1
Seismic Data Collection	0.1
Educational Software	0.1

103.4%

*	Calculated as a percentage of net assets

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.1%
Advertising Services — 0.1%
Sizmek, Inc.†	36,341	$319,801

Aerospace/Defense - Equipment — 0.5%
AAR Corp.	106,700	2,955,590

Airlines — 0.4%
Alaska Air Group, Inc.	15,200	704,368
Republic Airways Holdings, Inc.†	48,818	495,503
SkyWest, Inc.	86,280	773,931

		1,973,802

Applications Software — 0.1%
Actuate Corp.†	28,400	126,096
Five9, Inc.†	9,300	54,591
Globant SA†	7,900	98,039
Paycom Software, Inc.†#	10,400	186,368

		465,094

Auction House/Art Dealers — 1.6%
KAR Auction Services, Inc.	293,730	8,858,897

Audio/Video Products — 0.7%
Skullcandy, Inc.†	4,300	35,647
TiVo, Inc.†	270,700	3,814,163
VOXX International Corp.†	8,300	82,170

		3,931,980

Auto - Truck Trailers — 0.1%
Wabash National Corp.†	34,600	489,244

Auto/Truck Parts & Equipment - Original — 0.7%
Dana Holding Corp.	150,000	3,484,500
Fuel Systems Solutions, Inc.†	20,800	210,704
Spartan Motors, Inc.	3,856	20,128
Superior Industries International, Inc.	17,900	348,155

		4,063,487

Auto/Truck Parts & Equipment - Replacement — 0.2%
Douglas Dynamics, Inc.	53,200	1,060,808

Banks - Commercial — 11.5%
1st Source Corp.	18,428	553,024
1st United Bancorp, Inc.	4,200	36,540
American National Bankshares, Inc.	1,200	26,568
Associated Banc-Corp.	97,980	1,781,277
BancFirst Corp.	13,540	861,686
BancorpSouth, Inc.	70,100	1,484,017
Bank of Hawaii Corp.	30,680	1,780,974
Banner Corp.	11,600	456,808
BBCN Bancorp, Inc.	66,220	966,812
Bridge Capital Holdings†	3,600	80,532
Capital Bank Financial Corp., Class A†	38,600	944,542
Cascade Bancorp†	15,501	79,985
Cathay General Bancorp	132,600	3,452,904
Central Pacific Financial Corp.	57,800	1,016,124
Century Bancorp, Inc., Class A	1,518	54,618
Chemical Financial Corp.	13,600	385,832
Citizens & Northern Corp.	3,600	70,992
City Holding Co.	27,100	1,157,712
CoBiz Financial, Inc.	18,300	211,365
Columbia Banking System, Inc.	10,273	267,201
Community Bank System, Inc.	25,380	896,929
Community Trust Bancorp, Inc.	22,918	814,047
ConnectOne Bancorp, Inc.	3,900	75,582
East West Bancorp, Inc.	3,073	107,063
Financial Institutions, Inc.	13,000	312,260
First BanCorp†	239,300	1,246,753
First Bancorp	5,700	101,289
First Busey Corp.	78,980	454,135

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
First Citizens BancShares, Inc., Class A	1,540	$353,877
First Commonwealth Financial Corp.	242,000	2,144,120
First Community Bancshares, Inc.	4,600	75,072
First Financial Bancorp	27,198	451,759
First Financial Bankshares, Inc.#	14,160	416,162
First Interstate BancSystem, Inc.	21,700	575,484
FirstMerit Corp.	227,000	3,912,345
FNB Corp.	87,240	1,078,286
Glacier Bancorp, Inc.	39,800	1,083,356
Great Southern Bancorp, Inc.	6,800	215,356
Guaranty Bancorp	4,900	68,257
Hancock Holding Co.	136,371	4,532,972
Heartland Financial USA, Inc.	10,140	242,549
Heritage Financial Corp.	4,539	74,258
Hudson Valley Holding Corp.	9,740	173,080
Lakeland Bancorp, Inc.	11,573	119,549
Lakeland Financial Corp.	5,280	205,603
MainSource Financial Group, Inc.	37,000	638,250
MB Financial, Inc.	22,420	634,262
Metro Bancorp, Inc.†	11,100	258,186
National Penn Bancshares, Inc.	8,700	87,000
OFG Bancorp	105,600	1,679,040
OmniAmerican Bancorp, Inc.	7,000	181,720
Pacific Continental Corp.	14,700	198,156
PacWest Bancorp	29,200	1,224,648
Preferred Bank†	3,300	79,266
Republic Bancorp, Inc., Class A	3,700	84,212
S&T Bancorp, Inc.	4,080	101,755
Sierra Bancorp	3,220	55,931
Simmons First National Corp., Class A	14,120	563,670
Southwest Bancorp, Inc.	30,480	503,834
Stock Yards Bancorp, Inc.	2,300	69,299
Suffolk Bancorp	3,220	67,073
Susquehanna Bancshares, Inc.	137,100	1,414,872
TCF Financial Corp.	82,640	1,305,712
Tompkins Financial Corp.	7,448	341,044
Trustmark Corp.	26,900	638,472
UMB Financial Corp.	35,060	2,024,715
Umpqua Holdings Corp.	364,934	6,375,397
Union Bankshares Corp.	80,119	1,893,212
Valley National Bancorp.#	11,535	115,350
Washington Trust Bancorp, Inc.	7,080	249,074
Webster Financial Corp.	21,000	619,500
West Bancorporation, Inc.	7,780	117,089
Westamerica Bancorporation#	25,724	1,244,270
Wilshire Bancorp, Inc.	126,600	1,235,616
Zions Bancorporation	159,905	4,659,632

		64,059,913

Beverages - Wine/Spirits — 0.6%
Treasury Wine Estates, Ltd. ADR	659,325	3,138,387

Building & Construction Products - Misc. — 0.3%
Gibraltar Industries, Inc.†	79,080	1,258,163
Trex Co., Inc.†	13,356	502,185

		1,760,348

Building & Construction - Misc. — 0.1%
Comfort Systems USA, Inc.	26,300	399,760

Building Products - Doors & Windows — 0.2%
PGT, Inc.†	82,700	864,215

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	26,300	184,889

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building - Maintenance & Services — 0.2%
ABM Industries, Inc.	32,900	$875,140

Building - Mobile Home/Manufactured Housing — 0.0%
Cavco Industries, Inc.†	1,384	98,859

Building - Residential/Commercial — 0.6%
Century Communities, Inc.†	800	16,152
Taylor Morrison Home Corp., Class A†	155,891	3,092,877

		3,109,029

Casino Services — 0.0%
Scientific Games Corp., Class A†#	6,000	60,900

Chemicals - Diversified — 0.3%
Olin Corp.	52,500	1,432,725

Chemicals - Specialty — 0.5%
Minerals Technologies, Inc.	45,960	2,878,015

Circuit Boards — 0.0%
Multi-Fineline Electronix, Inc.†	2,500	25,325

Coal — 0.4%
Cloud Peak Energy, Inc.†	145,900	2,292,089

Coffee — 0.0%
Farmer Bros. Co.†	4,500	105,165

Commercial Services — 0.1%
Performant Financial Corp.†	11,000	105,820
RPX Corp.†	33,600	510,384

		616,204

Commercial Services - Finance — 1.1%
EVERTEC, Inc.	200,411	4,615,466
Global Cash Access Holdings, Inc.†	11,520	89,971
MoneyGram International, Inc.†	92,400	1,299,144

		6,004,581

Computer Aided Design — 0.2%
Aspen Technology, Inc.†	25,858	1,062,505

Computer Data Security — 0.1%
A10 Networks, Inc.†#	34,100	397,606
Varonis Systems, Inc.†#	2,900	69,020

		466,626

Computer Services — 0.8%
Engility Holdings, Inc.†	40,500	1,423,170
Insight Enterprises, Inc.†	30,800	808,192
Sykes Enterprises, Inc.†	23,300	487,902
Unisys Corp.†	69,446	1,625,731

		4,344,995

Computer Software — 0.6%
Avid Technology, Inc.†	389,425	3,290,641

Computers - Integrated Systems — 0.9%
VeriFone Systems, Inc.†	143,530	5,012,068

Computers - Memory Devices — 0.6%
Quantum Corp.†	123,800	154,750
Spansion, Inc., Class A†	145,300	3,240,190

		3,394,940

Consulting Services — 1.3%
CoreLogic, Inc.†	163,550	4,623,558
FTI Consulting, Inc.†	73,500	2,726,850
Hackett Group, Inc.	10,700	67,089

		7,417,497

Security Description	Shares	Value (Note 2)

Consumer Products - Misc. — 0.2%
Central Garden and Pet Co., Class A†	79,860	$719,538
CSS Industries, Inc.	16,756	423,592

		1,143,130

Containers - Metal/Glass — 0.9%
Silgan Holdings, Inc.	98,985	4,983,895

Containers - Paper/Plastic — 0.9%
Berry Plastics Group, Inc.†	148,275	3,574,910
Graphic Packaging Holding Co.†	118,110	1,510,627

		5,085,537

Data Processing/Management — 0.9%
Amber Road, Inc.†	5,500	82,500
CSG Systems International, Inc.	24,442	677,532
Fair Isaac Corp.	74,220	4,317,378

		5,077,410

Distribution/Wholesale — 1.6%
Beacon Roofing Supply, Inc.†	76,556	2,183,377
ScanSource, Inc.†	19,000	732,640
United Stationers, Inc.	149,839	6,090,955

		9,006,972

Diversified Financial Services — 0.6%
Ladder Capital Corp., Class A†	178,500	3,320,100

Diversified Manufacturing Operations — 1.1%
Federal Signal Corp.	37,300	549,056
Harsco Corp.	121,605	2,942,841
Leggett & Platt, Inc.	17,798	624,532
Standex International Corp.	16,700	1,246,321
Tredegar Corp.	27,060	563,118

		5,925,868

Drug Delivery Systems — 0.0%
Revance Therapeutics, Inc.†	11,100	259,185

E-Commerce/Products — 0.0%
Chegg, Inc.†#	8,200	56,662

E-Commerce/Services — 0.1%
Coupons.com, Inc.†#	7,600	116,128
Orbitz Worldwide, Inc.†	88,400	724,880

		841,008

E-Marketing/Info — 0.0%
Rubicon Project, Inc.†	8,700	84,738
TubeMogul, Inc.†#	5,100	70,839

		155,577

Educational Software — 0.1%
2U, Inc.†#	14,800	279,720

Electric - Generation — 0.2%
Atlantic Power Corp.	278,896	1,104,428

Electric - Integrated — 3.5%
Avista Corp.	64,480	2,093,021
El Paso Electric Co.	55,600	2,187,304
NorthWestern Corp.	40,318	1,946,553
Pike Corp.†	438,305	5,224,595
PNM Resources, Inc.	26,600	697,186
Portland General Electric Co.	115,200	3,970,944
Unitil Corp.	9,600	312,864
Westar Energy, Inc.	81,600	3,013,488

		19,445,955

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Components - Misc. — 1.1%
Benchmark Electronics, Inc.†	71,521	$1,761,562
Jabil Circuit, Inc.	170,050	3,669,679
Stoneridge, Inc.†	45,500	566,930
Vishay Intertechnology, Inc.	26,500	424,000

		6,422,171

Electronic Components - Semiconductors — 0.6%
Amkor Technology, Inc.†	88,400	919,360
DSP Group, Inc.†	52,480	471,270
First Solar, Inc.†	19,300	1,344,824
GT Advanced Technologies, Inc.†#	26,900	479,089
IXYS Corp.	12,400	148,676

		3,363,219

Electronic Parts Distribution — 0.2%
Tech Data Corp.†	14,818	1,000,215

Energy - Alternate Sources — 0.3%
Pacific Ethanol, Inc.†	6,500	150,215
Renewable Energy Group, Inc.†	19,400	235,904
REX American Resources Corp.†	11,800	1,260,594
TerraForm Power, Inc., Class A†#	4,800	149,952

		1,796,665

Engineering/R&D Services — 1.1%
Argan, Inc.	33,900	1,357,695
EMCOR Group, Inc.	105,228	4,545,850
VSE Corp.	6,800	403,444

		6,306,989

Engines - Internal Combustion — 0.4%
Briggs & Stratton Corp.	101,300	2,040,182

Enterprise Software/Service — 1.0%
Benefitfocus, Inc.†#	18,900	624,078
Informatica Corp.†	128,200	4,365,851
ManTech International Corp., Class A	23,900	692,622
Opower, Inc.†	500	7,820

		5,690,371

Entertainment Software — 0.3%
Take-Two Interactive Software, Inc.†	78,000	1,833,780

Environmental Consulting & Engineering — 0.4%
Tetra Tech, Inc.	96,480	2,460,240

Filtration/Separation Products — 0.0%
Polypore International, Inc.†#	3,300	147,939

Finance - Consumer Loans — 0.8%
Nelnet, Inc., Class A	20,600	905,782
Ocwen Financial Corp.†	49,540	1,384,147
World Acceptance Corp.†#	27,558	2,158,894

		4,448,823

Finance - Investment Banker/Broker — 0.5%
Cowen Group, Inc., Class A†	135,200	552,968
Investment Technology Group, Inc.†	86,300	1,469,689
Oppenheimer Holdings, Inc., Class A	10,500	253,680
Piper Jaffray Cos.†	8,860	472,770

		2,749,107

Finance - Leasing Companies — 0.1%
Marlin Business Services Corp.	18,565	367,216

Finance - Mortgage Loan/Banker — 0.1%
Arlington Asset Investment Corp., Class A#	19,300	548,506

Security Description	Shares	Value (Note 2)

Food - Baking — 0.6%
Flowers Foods, Inc.	176,246	$3,450,897

Food - Canned — 0.0%
Seneca Foods Corp., Class A†	3,900	117,663

Food - Dairy Products — 0.8%
Dean Foods Co.	264,290	4,276,212

Food - Flour & Grain — 0.8%
Post Holdings, Inc.†	119,920	4,433,442

Food - Misc./Diversified — 0.8%
Chiquita Brands International, Inc.†	81,800	1,137,020
J&J Snack Foods Corp.	24,280	2,299,559
John B. Sanfilippo & Son, Inc.	1,400	43,064
Pinnacle Foods, Inc.	28,300	915,788

		4,395,431

Food - Wholesale/Distribution — 0.2%
Fresh Del Monte Produce, Inc.	19,400	619,636
SpartanNash Co.	15,800	339,542

		959,178

Footwear & Related Apparel — 0.6%
Iconix Brand Group, Inc.†	85,800	3,571,854

Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	40,480	334,770

Gas - Distribution — 0.9%
AGL Resources, Inc.	15,859	845,443
Chesapeake Utilities Corp.	3,800	262,086
Laclede Group, Inc.	48,200	2,383,490
Piedmont Natural Gas Co., Inc.#	8,560	320,144
Southwest Gas Corp.	28,140	1,469,190

		5,280,353

Health Care Cost Containment — 0.0%
HealthEquity, Inc.†	4,600	89,148

Home Furnishings — 0.0%
Kimball International, Inc., Class B	13,700	217,556

Housewares — 0.1%
Lifetime Brands, Inc.	5,800	99,760
NACCO Industries, Inc., Class A	6,380	331,760

		431,520

Human Resources — 2.6%
AMN Healthcare Services, Inc.†	348,130	5,263,726
Barrett Business Services, Inc.	30,000	1,775,700
Cross Country Healthcare, Inc.†	124,300	991,914
Korn/Ferry International†	76,190	2,304,747
Paylocity Holding Corp.†	6,200	140,926
Resources Connection, Inc.	253,565	3,882,080

		14,359,093

Identification Systems — 0.0%
Imprivata, Inc.†	4,100	60,065

Independent Power Producers — 0.2%
Dynegy, Inc.†	27,500	898,700

Industrial Audio & Video Products — 0.0%
GoPro, Inc., Class A†#	5,100	264,180

Industrial Automated/Robotic — 0.1%
Hurco Cos., Inc.	12,000	397,680

Instruments - Controls — 0.0%
Watts Water Technologies, Inc., Class A	3,860	244,299

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Life/Health — 1.5%
American Equity Investment Life Holding Co.	71,798	$1,776,283
CNO Financial Group, Inc.	178,220	3,181,227
Primerica, Inc.	20,300	1,021,699
StanCorp Financial Group, Inc.	11,958	783,488
Symetra Financial Corp.	59,200	1,440,928
Trupanion, Inc.†#	15,400	137,830

		8,341,455

Insurance - Multi-line — 0.2%
Horace Mann Educators Corp.	43,880	1,307,624

Insurance - Property/Casualty — 0.4%
Arch Capital Group, Ltd.†	6,326	351,599
Global Indemnity PLC†	2,100	56,784
Hallmark Financial Services, Inc.†	13,700	130,835
Meadowbrook Insurance Group, Inc.	41,280	255,523
ProAssurance Corp.	32,780	1,514,436

		2,309,177

Insurance - Reinsurance — 1.3%
Argo Group International Holdings, Ltd.	20,980	1,104,387
Essent Group, Ltd.†	182,055	3,834,079
Platinum Underwriters Holdings, Ltd.	38,700	2,417,589

		7,356,055

Internet Application Software — 0.2%
Intralinks Holdings, Inc.†	117,400	922,764

Internet Telephone — 0.0%
magicJack VocalTec, Ltd.†	8,600	107,844
TeleCommunication Systems, Inc., Class A†	28,400	84,632

		192,476

Investment Management/Advisor Services — 0.1%
GAMCO Investors, Inc., Class A	6,400	501,184
Janus Capital Group, Inc.#	12,560	152,604

		653,788

Lasers - System/Components — 0.3%
Coherent, Inc.†	18,040	1,163,039
Newport Corp.†	29,022	547,645

		1,710,684

Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	9,160	511,952

Machinery - Construction & Mining — 0.2%
Hyster-Yale Materials Handling, Inc.	12,860	991,377

Machinery - Farming — 0.2%
AGCO Corp.	17,760	867,398

Machinery - General Industrial — 1.0%
Applied Industrial Technologies, Inc.	46,400	2,260,144
IDEX Corp.	28,000	2,154,320
Kadant, Inc.	24,600	975,144

		5,389,608

Medical Instruments — 1.3%
Integra LifeSciences Holdings Corp.†	74,835	3,741,002
NuVasive, Inc.†	16,750	587,925
SurModics, Inc.†	37,400	763,708
Symmetry Medical, Inc.†	39,100	360,502
Thoratec Corp.†	73,800	1,845,000

		7,298,137

Medical Labs & Testing Services — 0.1%
Catalent, Inc.†	23,000	494,500

Security Description	Shares	Value (Note 2)

Medical Labs & Testing Services (continued)
Roka Bioscience, Inc.†#	14,000	$164,080

		658,580

Medical Laser Systems — 0.1%
PhotoMedex, Inc.†#	66,200	541,516

Medical Products — 0.0%
Intersect ENT, Inc.†	3,900	63,180
K2M Group Holdings, Inc.†	1,000	14,210
TriVascular Technologies, Inc.†#	7,000	100,870

		178,260

Medical Sterilization Products — 0.8%
STERIS Corp.	81,320	4,577,503

Medical - Biomedical/Gene — 1.4%
Applied Genetic Technologies Corp.†#	4,265	72,932
Ardelyx, Inc.†	14,900	222,904
Avalanche Biotechnologies, Inc.†#	4,700	139,261
Bio-Rad Laboratories, Inc., Class A†	29,255	3,518,206
Charles River Laboratories International, Inc.†	36,650	2,166,015
Eleven Biotherapeutics, Inc.†#	15,500	171,740
Epizyme, Inc.†#	7,600	262,124
Foundation Medicine, Inc.†	3,700	86,099
Insmed, Inc.†	27,000	376,110
Karyopharm Therapeutics, Inc.†#	3,500	126,000
MacroGenics, Inc.†	8,800	187,968
Sage Therapeutics, Inc.†	3,200	92,544
Ultragenyx Pharmaceutical, Inc.†#	7,200	384,192
Verastem, Inc.†#	21,700	189,007

		7,995,102

Medical - Drugs — 0.5%
Achaogen, Inc.†	3,600	34,236
Auspex Pharmaceuticals, Inc.†	20,800	478,192
Dicerna Pharmaceuticals, Inc.†	10,500	144,690
Immune Design Corp.†	9,000	108,090
Mallinckrodt PLC†	6,010	489,747
PharMerica Corp.†	35,500	883,595
Radius Health, Inc.†#	24,000	328,320
ZS Pharma, Inc.†#	3,600	145,044

		2,611,914

Medical - Generic Drugs — 0.1%
Amphastar Pharmaceuticals, Inc.†	36,800	444,912

Medical - HMO — 0.2%
Centene Corp.†	11,800	921,934
Triple-S Management Corp., Class B†	21,000	401,940

		1,323,874

Medical - Outpatient/Home Medical — 0.4%
Amedisys, Inc.†	80,800	1,690,336
LHC Group, Inc.†	18,000	463,320

		2,153,656

Metal Processors & Fabrication — 0.4%
Ampco-Pittsburgh Corp.	1,100	23,364
Worthington Industries, Inc.	58,440	2,363,314

		2,386,678

Metal Products - Distribution — 0.1%
A.M. Castle & Co.†	35,500	347,900
Olympic Steel, Inc.	10,800	259,632

		607,532

Miscellaneous Manufacturing — 0.1%
FreightCar America, Inc.	10,000	297,900

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Multimedia — 0.1%
Journal Communications, Inc., Class A†	64,080	$635,674

Networking Products — 0.5%
Anixter International, Inc.	3,300	294,459
Black Box Corp.	38,980	921,877
Calix, Inc.†	15,600	163,800
Polycom, Inc.†	128,100	1,697,325

		3,077,461

Office Furnishings - Original — 0.8%
Herman Miller, Inc.	91,150	2,708,978
HNI Corp.	22,120	838,569
Steelcase, Inc., Class A	47,038	738,497

		4,286,044

Office Supplies & Forms — 0.3%
ACCO Brands Corp.†	215,800	1,668,134

Oil & Gas Drilling — 0.1%
Parker Drilling Co.†	57,900	363,612

Oil Companies - Exploration & Production — 2.8%
Comstock Resources, Inc.	50,700	1,236,066
Energy XXI Bermuda, Ltd.#.	170,360	2,810,940
Midstates Petroleum Co., Inc.†#	84,700	597,982
Oasis Petroleum, Inc.†	105,145	5,172,082
Penn Virginia Corp.†	137,200	2,060,744
Stone Energy Corp.†	30,920	1,088,075
VAALCO Energy, Inc.†	176,400	1,614,060
W&T Offshore, Inc.	51,600	769,872
Warren Resources, Inc.†	59,600	384,420

		15,734,241

Oil Field Machinery & Equipment — 0.7%
Forum Energy Technologies, Inc.†	96,250	3,277,312
Mitcham Industries, Inc.†	8,700	114,492
Natural Gas Services Group, Inc.†	8,797	261,095

		3,652,899

Oil Refining & Marketing — 0.4%
Adams Resources & Energy, Inc.	800	52,472
Western Refining, Inc.	43,600	2,028,708

		2,081,180

Oil - Field Services — 2.2%
Exterran Holdings, Inc.	45,700	2,130,991
Helix Energy Solutions Group, Inc.†	245,840	6,716,349
Key Energy Services, Inc.†	9,200	57,960
Pioneer Energy Services Corp.†	125,240	1,926,191
SEACOR Holdings, Inc.†	20,900	1,705,440

		12,536,931

Paper & Related Products — 0.5%
Domtar Corp.	23,640	881,536
P.H. Glatfelter Co.	7,000	174,510
Resolute Forest Products, Inc.†#	24,300	417,717
Schweitzer-Mauduit International, Inc.	27,300	1,169,532

		2,643,295

Poultry — 0.0%
Sanderson Farms, Inc.	1,000	93,320

Power Converter/Supply Equipment — 0.2%
SunPower Corp.†#	25,200	963,144

Precious Metals — 0.1%
Coeur Mining, Inc.†	50,200	397,584

Printing - Commercial — 0.7%
ARC Document Solutions, Inc.†	140,700	1,142,484

Security Description	Shares	Value (Note 2)

Printing - Commercial (continued)
Cenveo, Inc.†#	351,900	$1,069,776
Ennis, Inc.	4,600	66,378
Quad/Graphics, Inc.	54,200	1,214,622
R.R. Donnelley & Sons Co.	31,194	551,198

		4,044,458

Publishing - Newspapers — 0.1%
AH Belo Corp., Class A	7,500	86,400
Lee Enterprises, Inc.†	52,300	212,338
McClatchy Co., Class A†	65,400	294,954

		593,692

Radio — 0.1%
Entercom Communications Corp., Class A†	33,840	308,959
Saga Communications, Inc., Class A	1,666	63,358
Townsquare Media, Inc.†#	11,500	130,525

		502,842

Real Estate Investment Trusts — 10.1%
American Assets Trust, Inc.	4,300	150,715
Anworth Mtg. Asset Corp.	430,640	2,235,022
Apartment Investment & Management Co., Class A	36,779	1,260,416
Ashford Hospitality Prime, Inc.	24,496	396,590
Ashford Hospitality Trust, Inc.	122,580	1,420,702
Capstead Mortgage Corp.	203,100	2,684,982
CBL & Associates Properties, Inc.	78,540	1,492,260
Chambers Street Properties	90,600	705,774
CoreSite Realty Corp.	62,500	2,191,875
CubeSmart	102,860	1,913,196
CYS Investments, Inc.	405,500	3,823,865
DCT Industrial Trust, Inc.	357,040	2,838,468
DiamondRock Hospitality Co.	59,534	792,993
Education Realty Trust, Inc.	49,100	534,699
EPR Properties	14,100	802,431
Equity Commonwealth	104,574	2,810,949
FelCor Lodging Trust, Inc.	132,800	1,373,152
First Industrial Realty Trust, Inc.	23,518	428,028
First Potomac Realty Trust	91,300	1,208,812
Getty Realty Corp.	15,400	288,904
Gladstone Commercial Corp.	13,700	250,436
Glimcher Realty Trust	5,700	64,011
Government Properties Income Trust	64,100	1,539,682
Highwoods Properties, Inc.	10,900	463,795
Home Properties, Inc.	12,300	789,906
Hospitality Properties Trust	29,840	878,191
LaSalle Hotel Properties	14,778	540,136
LTC Properties, Inc.	18,420	754,299
Mid-America Apartment Communities, Inc.	2,677	193,601
Parkway Properties, Inc.	204,834	4,250,305
Pebblebrook Hotel Trust	24,000	929,760
Pennsylvania Real Estate Investment Trust	42,680	860,429
PennyMac Mortgage Investment Trust	178,530	3,974,078
Potlatch Corp.	57,000	2,432,760
PS Business Parks, Inc.	6,700	546,318
RAIT Financial Trust#	176,700	1,429,503
Redwood Trust, Inc.	201,985	3,912,449
Strategic Hotels & Resorts, Inc.†	14,100	167,508
Sunstone Hotel Investors, Inc.	80,968	1,179,704
Taubman Centers, Inc.	2,600	198,042
Urstadt Biddle Properties, Inc., Class A	9,000	191,880
Washington Real Estate Investment Trust	55,100	1,530,678

		56,431,304

Real Estate Management/Services — 0.8%
Jones Lang LaSalle, Inc.	34,300	4,582,823

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Operations & Development — 0.6%
Alexander & Baldwin, Inc.	38,900	$1,591,010
Forestar Group, Inc.†	28,700	574,000
St. Joe Co.†#	67,000	1,451,220

		3,616,230

Resorts/Theme Parks — 1.3%
SeaWorld Entertainment, Inc.	175,937	3,657,730
Six Flags Entertainment Corp.	94,580	3,450,279

		7,108,009

Respiratory Products — 0.0%
Inogen, Inc.†	7,600	156,940

Retail - Apparel/Shoe — 4.4%
Abercrombie & Fitch Co., Class A#	74,250	3,103,650
ANN, Inc.†	92,700	3,841,488
Ascena Retail Group, Inc.†	210,705	3,664,160
Brown Shoe Co., Inc.	57,600	1,718,784
Chico’s FAS, Inc.	204,375	3,229,125
Children’s Place, Inc.	50,800	2,731,008
DSW, Inc., Class A	168,050	5,199,467
Guess?, Inc.	40,700	954,008

		24,441,690

Retail - Appliances — 0.3%
hhgregg, Inc.†#	202,100	1,445,015

Retail - Bookstores — 0.5%
Barnes & Noble, Inc.†	119,600	2,853,656

Retail - Convenience Store — 0.0%
Pantry, Inc.†	1,600	33,872

Retail - Discount — 0.4%
Big Lots, Inc.	49,600	2,298,960

Retail - Drug Store — 0.5%
Rite Aid Corp.†	481,000	2,991,820

Retail - Hypermarkets — 0.1%
Roundy’s, Inc.	79,900	298,826

Retail - Office Supplies — 1.4%
Office Depot, Inc.†	1,539,800	7,883,776

Retail - Regional Department Stores — 0.5%
Bon-Ton Stores, Inc.#	29,900	315,744
Dillard’s, Inc., Class A	23,340	2,668,229

		2,983,973

Retail - Restaurants — 0.3%
Biglari Holdings, Inc.†	2,300	826,505
Einstein Noah Restaurant Group, Inc.	10,800	153,684
Jack in the Box, Inc.	3,500	208,075
Ruth’s Hospitality Group, Inc.	51,072	569,453

		1,757,717

Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	27,758	547,110

Savings & Loans/Thrifts — 0.4%
BankFinancial Corp.	4,500	48,645
Beneficial Mutual Bancorp, Inc.†	18,200	249,886
Charter Financial Corp.	27,600	298,356
ESB Financial Corp.	5,660	71,599
First Financial Northwest, Inc.	6,000	64,980
Flushing Financial Corp.	29,500	569,350
Fox Chase Bancorp, Inc.	5,000	85,450
Kearny Financial Corp.†	2,700	42,255
OceanFirst Financial Corp.	10,520	172,738
Territorial Bancorp, Inc.	3,000	61,680

Security Description	Shares	Value (Note 2)

Savings & Loans/Thrifts (continued)
United Financial Bancorp, Inc.	18,100	$224,259
WSFS Financial Corp.	4,758	354,947

		2,244,145

Schools — 0.1%
K12, Inc.†	25,300	476,399

Seismic Data Collection — 0.1%
Dawson Geophysical Co.	12,700	287,274

Semiconductor Components - Integrated Circuits — 0.2%
Emulex Corp.†	130,900	717,332
Pericom Semiconductor Corp.†	14,600	142,788

		860,120

Semiconductor Equipment — 0.3%
Photronics, Inc.†	57,100	504,193
Ultra Clean Holdings, Inc.†	23,500	226,775
Xcerra Corp.†	86,200	900,790

		1,631,758

Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A	55,040	508,019

Steel-Producers — 0.0%
Schnitzer Steel Industries, Inc., Class A	7,400	204,906

Telecom Equipment - Fiber Optics — 0.1%
Harmonic, Inc.†	71,800	471,726

Telecom Services — 0.8%
EarthLink Holdings Corp.	116,200	479,906
FairPoint Communications, Inc.†	21,600	349,056
Inteliquent, Inc.	103,600	1,263,920
NeuStar, Inc., Class A†#	69,000	2,034,810
Vonage Holdings Corp.†	100,100	345,345

		4,473,037

Telecommunication Equipment — 0.7%
Comtech Telecommunications Corp.	28,700	1,091,748
Plantronics, Inc.	63,750	3,042,788

		4,134,536

Telephone - Integrated — 0.2%
General Communication, Inc., Class A†	98,146	1,103,161

Textile - Apparel — 0.1%
Unifi, Inc.†	30,000	855,300

Therapeutics — 0.2%
Agios Pharmaceuticals, Inc.†	15,600	721,032
Cara Therapeutics, Inc.†#	18,000	183,960
Egalet Corp.†#	9,000	87,210
Flexion Therapeutics, Inc.†	3,800	52,136
Kite Pharma, Inc.†#	6,600	186,582
Zafgen, Inc.†	6,200	129,828

		1,360,748

Tobacco — 0.5%
Alliance One International, Inc.†	34,900	77,478
Universal Corp.#	49,100	2,590,516

		2,667,994

Transport - Equipment & Leasing — 0.0%
AMERCO	900	250,029

Transport - Marine — 0.1%
Frontline, Ltd.†#	39,800	81,590
International Shipholding Corp.	10,878	222,238

		303,828

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Transport - Services — 0.2%
Matson, Inc.	41,700	$1,125,483

Transport - Truck — 1.4%
ArcBest Corp.	40,220	1,443,898
Celadon Group, Inc.	9,320	195,161
Landstar System, Inc.	72,600	4,926,999
P.A.M. Transportation Services, Inc.†	3,800	139,536
Quality Distribution, Inc.†	42,000	589,680
USA Truck, Inc.†	16,031	301,222

		7,596,496

Travel Services — 0.8%
Interval Leisure Group, Inc.	210,000	4,540,200

Water — 0.1%
California Water Service Group	11,960	291,346

Web Hosting/Design — 0.0%
Q2 Holdings, Inc.†#	800	11,808

Wireless Equipment — 0.2%
RF Micro Devices, Inc.†	106,900	1,333,043

Total Common Stocks
(cost $447,452,403)		547,723,940

U.S. GOVERNMENT TREASURIES — 0.1%
United States Treasury Notes — 0.1%
0.25% due 11/30/2014(1) (cost $700,267)	$700,000	700,356

RIGHTS† — 0.0%
Retail - Restaurants — 0.0%
Biglari Holdings, Inc.# Expires 09/12/2014 (Subscription price $250.00) (cost $0)	1,200	26,472

Total Long-Term Investment Securities
(cost $448,152,670)		548,450,768

SHORT-TERM INVESTMENT SECURITIES — 3.3%
Registered Investment Companies — 3.3%
State Street Navigator Securities Lending Prime Portfolio(2) (cost $18,465,177)	18,465,177	18,465,177

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 1.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 08/29/2014, to be repurchased 09/02/2014 in the amount of $6,616,000 and collateralized by $7,230,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $6,751,020	$6,616,000	$6,616,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 08/29/2014, to be repurchased 09/02/2014 in the amount of $3,741,000 and collateralized by $3,970,000 of Federal National Mtg. Assoc., bearing interest at 2.17%, due 10/17/2022 and having an approximate value of $3,819,684	3,741,000	3,741,000

Total Repurchase Agreements
(cost $10,357,000)		10,357,000

TOTAL INVESTMENTS
(cost $476,974,847)(3)	103.4%	577,272,945
Liabilities in excess of other assets	(3.4)	(19,102,913)

NET ASSETS —	100.0%	$558,170,032

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	At August 31, 2014, the Fund had loaned securities with a total value of $18,181,202. This was secured by collateral of $18,465,177, which was received in cash and subsequently invested in short-term investments currently valued at $18,465,177 as reported in the portfolio of investments. Additional collateral of $83,532 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2014
United States Treasury Notes/Bonds	0.00% to 6.00%	10/31/2014 to 11/15/2043	$83,532

(3)	See Note 5 for cost of investments on a tax basis.

ADR-	American Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2014	Unrealized Appreciation (Depreciation)
62	Long	Russell 2000 E-Mini Index	September 2014	$7,215,564	$7,275,080	$59,516

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks - Commercial	$64,059,913	$—	$—	$64,059,913
Real Estate Investment Trusts	56,431,304	—	—	56,431,304
Other Industries*	427,232,723	—	—	427,232,723
U.S. Government Treasuries	—	700,356	—	700,356
Rights	26,472	—	—	26,472
Short-Term Investment Securities:
Registered Investment Companies	18,465,177	—	—	18,465,177
Repurchase Agreements	—	10,357,000	—	10,357,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	59,516	—	—	59,516

Total	$566,275,105	$11,057,356	$—	$577,332,461

*	Sum of all other industries each of which individually has an aggregate value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments were not considered a material portion of the Fund. There were no Level 3 investments at the end of the reporting period.

See Notes to Financial Statements

VALIC Company II Socially Responsible Fund

PORTFOLIO PROFILE — August 31, 2014 (unaudited)

Industry Allocation*

Registered Investment Companies	19.1%
Medical — Drugs	6.2
Computers	4.4
Diversified Banking Institutions	3.4
Medical — Biomedical/Gene	3.3
Multimedia	3.1
Oil Companies — Exploration & Production	2.9
Insurance — Multi-line	2.8
Applications Software	2.8
Beverages — Non-alcoholic	2.7
Banks — Super Regional	2.7
U.S. Government Treasuries	2.5
Web Portals/ISP	2.3
Food — Misc./Diversified	2.3
Real Estate Investment Trusts	2.3
Telephone — Integrated	2.2
Electric — Integrated	1.9
Cable/Satellite TV	1.9
Pipelines	1.9
Electronic Components — Semiconductors	1.8
Commercial Services — Finance	1.8
Finance — Credit Card	1.7
Diversified Manufacturing Operations	1.7
Medical — HMO	1.6
Transport — Rail	1.5
Enterprise Software/Service	1.5
Industrial Gases	1.3
E-Commerce/Products	1.3
Banks — Fiduciary	1.2
Semiconductor Components — Integrated Circuits	1.2
Investment Management/Advisor Services	1.2
Computers — Memory Devices	1.1
Cosmetics & Toiletries	1.1
Networking Products	1.0
Gas — Distribution	1.0
Insurance — Property/Casualty	1.0
Insurance — Life/Health	0.9
Medical — Wholesale Drug Distribution	0.8
Retail — Discount	0.7
Consumer Products — Misc.	0.7
Internet Content — Entertainment	0.7
Computer Services	0.7
Medical Instruments	0.7
Banks — Commercial	0.7
Retail — Major Department Stores	0.6
Chemicals — Specialty	0.6
Oil — Field Services	0.6
Data Processing/Management	0.6
E-Commerce/Services	0.6
Oil Field Machinery & Equipment	0.6
Machinery — Farming	0.5
Oil & Gas Drilling	0.5
Non-Hazardous Waste Disposal	0.5
Retail — Apparel/Shoe	0.5
Chemicals — Diversified	0.5
Athletic Footwear	0.5
Oil Companies — Integrated	0.5
Retail — Drug Store	0.5
Auto/Truck Parts & Equipment — Original	0.5
Repurchase Agreement	0.5
Electric Products — Misc.	0.5
Finance — Other Services	0.4
Medical — Generic Drugs	0.4
Instruments — Scientific	0.4
Pharmacy Services	0.4
Retail — Restaurants	0.4
Retail — Regional Department Stores	0.4
Tools — Hand Held	0.4
Apparel Manufacturers	0.3

Auto — Heavy Duty Trucks	0.3%
Advertising Agencies	0.3
Semiconductor Equipment	0.3
Engines — Internal Combustion	0.3
Airlines	0.3
Medical Products	0.3
Finance — Investment Banker/Broker	0.3
Television	0.2
Machinery — General Industrial	0.2
Machinery — Pumps	0.2
Vitamins & Nutrition Products	0.2
Industrial Automated/Robotic	0.2
Electronic Forms	0.2
Insurance Brokers	0.2
Coatings/Paint	0.2
Toys	0.2
Distribution/Wholesale	0.2
Electronic Components — Misc.	0.2
Agricultural Chemicals	0.2
Internet Security	0.1
Electronic Measurement Instruments	0.1
Electronics — Military	0.1
Publishing — Periodicals	0.1
Telecommunication Equipment	0.1
Containers — Metal/Glass	0.1
Transport — Services	0.1
Wireless Equipment	0.1
Commercial Services	0.1
Retail — Office Supplies	0.1
Food — Retail	0.1
Motorcycle/Motor Scooter	0.1
Hotels/Motels	0.1
Retail — Automobile	0.1
Home Decoration Products	0.1
Retail — Bedding	0.1
Broadcast Services/Program	0.1
Finance — Consumer Loans	0.1
Retail — Consumer Electronics	0.1
Savings & Loans/Thrifts	0.1
Hazardous Waste Disposal	0.1
Coffee	0.1
Food — Confectionery	0.1
Filtration/Separation Products	0.1
Engineering/R&D Services	0.1
Diversified Operations	0.1
Office Automation & Equipment	0.1

119.0%

*	Calculated as a percentage of net assets

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.9%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.#	11,187	$218,482
Omnicom Group, Inc.#	24,633	1,773,822

		1,992,304

Agricultural Chemicals — 0.2%
Mosaic Co.	22,526	1,075,842

Airlines — 0.3%
Delta Air Lines, Inc.#	33,175	1,313,067
Southwest Airlines Co.	15,907	509,183

		1,822,250

Apparel Manufacturers — 0.3%
Michael Kors Holdings, Ltd.†#	6,166	494,020
VF Corp.	27,992	1,794,847

		2,288,867

Applications Software — 2.8%
Citrix Systems, Inc.†	3,262	229,188
Intuit, Inc.	17,618	1,465,465
Microsoft Corp.	345,053	15,675,758
Red Hat, Inc.†	1,201	73,165
salesforce.com, Inc.†#	22,613	1,336,202

		18,779,778

Athletic Footwear — 0.5%
NIKE, Inc., Class B	43,590	3,423,994

Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,955	224,981

Auto - Heavy Duty Trucks — 0.3%
PACCAR, Inc.	33,248	2,088,307

Auto/Truck Parts & Equipment - Original — 0.5%
BorgWarner, Inc.#	17,069	1,061,521
Delphi Automotive PLC	31,688	2,204,851

		3,266,372

Banks - Commercial — 0.7%
BB&T Corp.#	59,772	2,231,289
M&T Bank Corp.#	12,785	1,580,609
Regions Financial Corp.	68,393	694,189
Zions Bancorporation#	1,763	51,374

		4,557,461

Banks - Fiduciary — 1.2%
Bank of New York Mellon Corp.	106,708	4,180,819
Northern Trust Corp.	31,053	2,153,526
State Street Corp.	28,932	2,083,972

		8,418,317

Banks - Super Regional — 2.7%
Capital One Financial Corp.	33,830	2,776,090
Comerica, Inc.#	28,006	1,409,822
Fifth Third Bancorp	60,869	1,242,032
Huntington Bancshares, Inc.	39,229	386,209
KeyCorp	47,408	645,223
PNC Financial Services Group, Inc.	47,839	4,054,355
SunTrust Banks, Inc.#	42,271	1,609,680
US Bancorp#	142,780	6,036,738

		18,160,149

Beverages - Non-alcoholic — 2.7%
Coca-Cola Co.#	381,822	15,929,614
Coca-Cola Enterprises, Inc.	22,981	1,098,032
Dr Pepper Snapple Group, Inc.	16,981	1,068,444
Monster Beverage Corp.†#	2,648	234,110

		18,330,200

Security Description	Shares	Value (Note 2)

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†#	6,530	$285,491
Discovery Communications, Inc., Class C†#	6,530	280,594
Scripps Networks Interactive, Inc., Class A#	677	53,964

		620,049

Building Products - Cement — 0.0%
Vulcan Materials Co.	1,758	111,422

Cable/Satellite TV — 1.9%
Cablevision Systems Corp., Class A#	15,706	290,718
Comcast Corp., Class A	136,320	7,460,794
DIRECTV†	29,011	2,508,001
Time Warner Cable, Inc.	17,863	2,642,473

		12,901,986

Chemicals - Diversified — 0.5%
PPG Industries, Inc.#	16,768	3,451,860

Chemicals - Specialty — 0.6%
Ecolab, Inc.#	20,303	2,331,190
International Flavors & Fragrances, Inc.	7,388	750,547
Sigma-Aldrich Corp.#	11,261	1,171,144

		4,252,881

Coatings/Paint — 0.2%
Sherwin-Williams Co.#	6,126	1,336,142

Coffee — 0.1%
Keurig Green Mountain, Inc.#	3,258	434,357

Commercial Services — 0.1%
Cintas Corp.#	3,744	247,628
Iron Mountain, Inc.#	8,659	311,551
Quanta Services, Inc.†#	6,235	226,580

		785,759

Commercial Services - Finance — 1.8%
Alliance Data Systems Corp.†	633	167,517
Automatic Data Processing, Inc.	48,550	4,052,954
Equifax, Inc.#	1,513	119,164
H&R Block, Inc.	12,520	419,796
MasterCard, Inc., Class A	52,383	3,971,155
McGraw Hill Financial, Inc.	14,711	1,193,503
Moody’s Corp.#	8,592	803,954
Western Union Co.#	81,105	1,416,904

		12,144,947

Computer Aided Design — 0.0%
Autodesk, Inc.†	4,534	243,204

Computer Services — 0.7%
Accenture PLC, Class A#	30,206	2,448,498
Cognizant Technology Solutions Corp., Class A†	34,272	1,567,258
Computer Sciences Corp.	10,902	651,831

		4,667,587

Computer Software — 0.0%
Akamai Technologies, Inc.†	3,119	188,450

Computers — 4.4%
Apple, Inc.	255,689	26,208,122
Hewlett-Packard Co.#	97,819	3,717,122

		29,925,244

Computers - Integrated Systems — 0.0%
Teradata Corp.†#	3,048	139,202

Computers - Memory Devices — 1.1%
EMC Corp.	140,693	4,154,664
NetApp, Inc.	6,441	271,553

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computers - Memory Devices (continued)
SanDisk Corp.#	8,618	$844,219
Seagate Technology PLC#	17,942	1,122,810
Western Digital Corp.	12,265	1,263,418

		7,656,664

Consumer Products - Misc. — 0.7%
Clorox Co.#	11,145	987,447
Kimberly-Clark Corp.	36,643	3,957,444

		4,944,891

Containers - Metal/Glass — 0.1%
Ball Corp.#	11,942	765,482
Owens-Illinois, Inc.†	6,088	187,450

		952,932

Cosmetics & Toiletries — 1.1%
Avon Products, Inc.#	9,813	137,774
Colgate-Palmolive Co.	105,841	6,851,088
Estee Lauder Cos., Inc., Class A#	7,319	562,319

		7,551,181

Data Processing/Management — 0.6%
Fidelity National Information Services, Inc.#	25,593	1,452,403
Fiserv, Inc.†	26,679	1,719,995
Paychex, Inc.#	18,983	790,642

		3,963,040

Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc.†#	3,319	247,863

Distribution/Wholesale — 0.2%
Fastenal Co.#	13,827	626,087
Fossil Group, Inc.†	1,117	113,141
WW Grainger, Inc.#	1,817	447,345

		1,186,573

Diversified Banking Institutions — 3.4%
Bank of America Corp.	476,433	7,665,807
Citigroup, Inc.	124,466	6,428,669
Goldman Sachs Group, Inc.#	32,114	5,751,938
Morgan Stanley#	88,457	3,034,960

		22,881,374

Diversified Manufacturing Operations — 1.7%
Danaher Corp.	69,012	5,287,010
Dover Corp.#	19,906	1,749,140
Ingersoll-Rand PLC	21,996	1,324,159
Parker Hannifin Corp.#	19,098	2,205,819
Pentair PLC	14,155	963,531

		11,529,659

Diversified Operations — 0.1%
Leucadia National Corp.#	13,960	348,023

E-Commerce/Products — 1.3%
Amazon.com, Inc.†	15,867	5,379,548
eBay, Inc.†	58,082	3,223,551

		8,603,099

E-Commerce/Services — 0.6%
Expedia, Inc.	2,549	218,959
Netflix, Inc.†#	1,777	848,766
Priceline Group, Inc.†	2,112	2,627,983
TripAdvisor, Inc.†	1,492	147,842

		3,843,550

Security Description	Shares	Value (Note 2)

Electric Products - Misc. — 0.5%
AMETEK, Inc.#	2,977	$157,602
Emerson Electric Co.	47,599	3,047,288

		3,204,890

Electric - Integrated — 1.9%
CMS Energy Corp.	55,677	1,700,376
Consolidated Edison, Inc.#	85,885	4,971,883
Integrys Energy Group, Inc.#	17,664	1,199,209
Northeast Utilities	68,441	3,140,758
Pepco Holdings, Inc.	5,408	149,044
TECO Energy, Inc.#	18,674	337,999
Wisconsin Energy Corp.#	32,903	1,491,493

		12,990,762

Electronic Components - Misc. — 0.2%
Garmin, Ltd.#	14,125	767,411
Jabil Circuit, Inc.#	16,615	358,552

		1,125,963

Electronic Components - Semiconductors — 1.8%
Altera Corp.#	13,403	473,662
Broadcom Corp., Class A	28,853	1,136,231
Intel Corp.#	289,276	10,101,518
Microchip Technology, Inc.#	6,860	334,974
NVIDIA Corp.	13,687	266,212

		12,312,597

Electronic Forms — 0.2%
Adobe Systems, Inc.†	19,423	1,396,514

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	17,393	994,184

Electronics - Military — 0.1%
L-3 Communications Holdings, Inc.	8,978	987,131

Engineering/R&D Services — 0.1%
Fluor Corp.#	5,168	381,864
Jacobs Engineering Group, Inc.†	385	20,755

		402,619

Engines - Internal Combustion — 0.3%
Cummins, Inc.	12,756	1,851,023

Enterprise Software/Service — 1.5%
CA, Inc.	47,128	1,330,895
Oracle Corp.	205,896	8,550,861

		9,881,756

Filtration/Separation Products — 0.1%
Pall Corp.#	5,036	424,887

Finance - Consumer Loans — 0.1%
Navient Corp.#	34,517	619,235

Finance - Credit Card — 1.7%
American Express Co.	44,343	3,970,916
Discover Financial Services#	33,135	2,066,630
Visa, Inc., Class A	26,954	5,728,264

		11,765,810

Finance - Investment Banker/Broker — 0.3%
Charles Schwab Corp.	60,857	1,735,033

Finance - Other Services — 0.4%
CME Group, Inc.	22,345	1,710,510
Intercontinental Exchange, Inc.	6,063	1,145,907
NASDAQ OMX Group, Inc.#	4,126	179,357

		3,035,774

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Confectionery — 0.1%
Hershey Co.#	3,446	$315,033
J.M. Smucker Co.#	1,154	118,401

		433,434

Food - Misc./Diversified — 2.3%
Campbell Soup Co.#	18,477	828,139
ConAgra Foods, Inc.#	49,807	1,603,785
General Mills, Inc.#	74,330	3,967,736
Kellogg Co.#	54,108	3,515,397
Mondelez International, Inc., Class A	151,431	5,480,288

		15,395,345

Food - Retail — 0.1%
Whole Foods Market, Inc.#	20,021	783,622

Gas - Distribution — 1.0%
AGL Resources, Inc.#	37,867	2,018,690
CenterPoint Energy, Inc.#	20,517	509,642
NiSource, Inc.	33,775	1,339,854
Sempra Energy	28,403	3,009,866

		6,878,052

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†#	4,110	488,473

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.#	20,343	681,897

Hotel/Motels — 0.1%
Wyndham Worldwide Corp.#	9,350	756,789

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.#	12,178	1,420,077

Industrial Gases — 1.3%
Air Products & Chemicals, Inc.#	25,312	3,371,812
Airgas, Inc.	4,775	527,064
Praxair, Inc.	37,255	4,900,895

		8,799,771

Instruments - Scientific — 0.4%
Thermo Fisher Scientific, Inc.	22,837	2,745,236

Insurance Brokers — 0.2%
Aon PLC	15,479	1,349,150

Insurance - Life/Health — 0.9%
Aflac, Inc.	32,461	1,987,912
Lincoln National Corp.#	10,931	601,642
Principal Financial Group, Inc.	10,581	574,443
Prudential Financial, Inc.#	23,632	2,119,790
Unum Group#	14,492	525,625

		5,809,412

Insurance - Multi-line — 2.8%
ACE, Ltd.	51,941	5,522,886
Allstate Corp.#	54,265	3,336,755
Assurant, Inc.#	4,994	333,349
Cincinnati Financial Corp.#	22,296	1,072,215
Genworth Financial, Inc., Class A†	12,456	176,751
Hartford Financial Services Group, Inc.#	18,536	686,759
Loews Corp.	65,609	2,869,738
MetLife, Inc.	77,778	4,257,568
XL Group PLC#	27,592	943,094

		19,199,115

Insurance - Property/Casualty — 1.0%
Progressive Corp.	62,364	1,560,347
Travelers Cos., Inc.#	52,979	5,017,641

		6,577,988

Security Description	Shares	Value (Note 2)

Internet Content - Entertainment — 0.7%
Facebook, Inc., Class A†#	62,984	$4,712,463

Internet Security — 0.1%
Symantec Corp.	41,832	1,015,681

Investment Management/Advisor Services — 1.2%
Ameriprise Financial, Inc.#	13,173	1,656,636
BlackRock, Inc.#	10,933	3,613,684
Franklin Resources, Inc.	18,802	1,062,689
Invesco, Ltd.#	26,134	1,067,313
T. Rowe Price Group, Inc.	6,880	557,246

		7,957,568

Machinery - Construction & Mining — 0.0%
Joy Global, Inc.#	4,177	263,778

Machinery - Farming — 0.5%
Deere & Co.#	44,725	3,760,925

Machinery - General Industrial — 0.2%
Roper Industries, Inc.#	10,414	1,567,932

Machinery - Pumps — 0.2%
Flowserve Corp.	11,382	863,780
Xylem, Inc.#	17,375	647,392

		1,511,172

Medical Information Systems — 0.0%
Cerner Corp.†	1,689	97,388

Medical Instruments — 0.7%
Boston Scientific Corp.†	8,913	113,017
Intuitive Surgical, Inc.†	815	383,058
Medtronic, Inc.#	57,968	3,701,257
St Jude Medical, Inc.	5,732	375,962

		4,573,294

Medical Products — 0.3%
Becton Dickinson and Co.	6,682	782,930
Stryker Corp.	11,481	956,482

		1,739,412

Medical - Biomedical/Gene — 3.3%
Alexion Pharmaceuticals, Inc.†	5,623	951,918
Amgen, Inc.#	47,059	6,559,083
Biogen Idec, Inc.†#	9,831	3,372,426
Celgene Corp.†#	33,602	3,192,862
Gilead Sciences, Inc.†#	63,126	6,791,095
Regeneron Pharmaceuticals, Inc.†#	2,657	931,332
Vertex Pharmaceuticals, Inc.†#	7,215	675,108

		22,473,824

Medical - Drugs — 6.2%
AbbVie, Inc.#	190,326	10,521,221
Allergan, Inc.	7,901	1,293,236
Bristol-Myers Squibb Co.	81,293	4,117,490
Eli Lilly & Co.#	106,307	6,756,873
Johnson & Johnson	166,379	17,258,494
Zoetis, Inc.	58,309	2,066,471

		42,013,785

Medical - Generic Drugs — 0.4%
Actavis PLC†#	7,335	1,664,898
Mylan, Inc.†#	11,308	549,569
Perrigo Co. PLC#	5,103	759,020

		2,973,487

Medical - HMO — 1.6%
Aetna, Inc.	22,721	1,866,076
Cigna Corp.	10,507	993,962
Humana, Inc.	7,109	915,213

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - HMO (continued)
UnitedHealth Group, Inc.#	53,746	$4,658,703
WellPoint, Inc.#	18,488	2,154,037

		10,587,991

Medical - Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.	18,853	1,459,034
Cardinal Health, Inc.	19,177	1,413,345
McKesson Corp.	11,684	2,278,730

		5,151,109

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.#	12,083	767,995

Multimedia — 3.1%
Time Warner, Inc.	79,579	6,129,971
Twenty-First Century Fox, Inc., Class A#	101,912	3,609,723
Viacom, Inc., Class B	36,489	2,961,082
Walt Disney Co.#	94,276	8,473,527

		21,174,303

Networking Products — 1.0%
Cisco Systems, Inc.	279,864	6,993,801

Non-Hazardous Waste Disposal — 0.5%
Republic Services, Inc.	91,003	3,579,148

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.#	12,804	346,476

Oil & Gas Drilling — 0.5%
Ensco PLC, Class A#	28,583	1,442,870
Helmerich & Payne, Inc.#	3,247	341,097
Noble Corp. PLC#	26,624	757,719
Transocean, Ltd.#	28,545	1,103,264

		3,644,950

Oil Companies - Exploration & Production — 2.9%
Anadarko Petroleum Corp.	26,560	2,993,046
Apache Corp.#	43,423	4,421,764
Cabot Oil & Gas Corp.	10,493	351,935
Chesapeake Energy Corp.#	32,274	877,853
Denbury Resources, Inc.#	16,108	277,380
Devon Energy Corp.	31,470	2,373,467
EOG Resources, Inc.	28,323	3,112,131
EQT Corp.	7,216	714,817
Noble Energy, Inc.#	29,114	2,100,284
Pioneer Natural Resources Co.#	5,920	1,235,208
Range Resources Corp.	5,693	447,413
Southwestern Energy Co.†	14,447	594,928

		19,500,226

Oil Companies - Integrated — 0.5%
Murphy Oil Corp.#	54,661	3,414,673

Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	3,156	234,585
FMC Technologies, Inc.†#	15,046	930,445
National Oilwell Varco, Inc.#	30,855	2,666,798

		3,831,828

Oil - Field Services — 0.6%
Baker Hughes, Inc.	21,412	1,480,426
Halliburton Co.	37,690	2,548,221

		4,028,647

Pharmacy Services — 0.4%
Express Scripts Holding Co.†	35,879	2,652,534

Pipelines — 1.9%
Kinder Morgan, Inc.#	79,345	3,194,430
ONEOK, Inc.#	23,706	1,664,161

Security Description	Shares	Value (Note 2)

Pipelines (continued)
Spectra Energy Corp.#	114,619	$4,775,027
Williams Cos., Inc.	50,318	2,990,902

		12,624,520

Publishing - Newspapers — 0.0%
News Corp., Class A†#	10,376	182,877

Publishing - Periodicals — 0.1%
Nielsen NV	20,941	984,018

Real Estate Investment Trusts — 2.3%
American Tower Corp.	31,977	3,152,932
AvalonBay Communities, Inc.#	3,570	550,137
Boston Properties, Inc.	3,815	463,217
Crown Castle International Corp.	13,971	1,110,834
Equity Residential	28,463	1,891,936
General Growth Properties, Inc.	17,453	428,820
HCP, Inc.	41,015	1,777,180
Health Care REIT, Inc.#	16,001	1,081,348
Host Hotels & Resorts, Inc.#	44,315	1,011,268
Macerich Co.#	3,847	251,171
Prologis, Inc.	19,523	799,272
Public Storage	4,929	863,462
Ventas, Inc.	20,875	1,373,157
Vornado Realty Trust	5,695	602,930

		15,357,664

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†#	2,477	78,719

Retail - Apparel/Shoe — 0.5%
Coach, Inc.#	15,734	579,483
Gap, Inc.#	19,407	895,633
L Brands, Inc.	16,478	1,052,120
Ross Stores, Inc.#	12,382	933,851

		3,461,087

Retail - Automobile — 0.1%
CarMax, Inc.†#	13,124	687,698

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†#	10,368	666,248

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	17,285	551,219

Retail - Discount — 0.7%
Costco Wholesale Corp.	38,501	4,661,701
Dollar Tree, Inc.†	7,848	420,849

		5,082,550

Retail - Drug Store — 0.5%
Walgreen Co.	54,203	3,280,366

Retail - Gardening Products — 0.0%
Tractor Supply Co.#	2,823	189,000

Retail - Jewelry — 0.0%
Tiffany & Co.#	1,696	171,194

Retail - Major Department Stores — 0.6%
Nordstrom, Inc.#	11,059	765,836
TJX Cos., Inc.	58,783	3,504,054

		4,269,890

Retail - Office Supplies — 0.1%
Staples, Inc.#	67,184	784,709

Retail - Regional Department Stores — 0.4%
Kohl’s Corp.#	20,118	1,182,737
Macy’s, Inc.#	21,587	1,344,654

		2,527,391

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Restaurants — 0.4%
Chipotle Mexican Grill, Inc.†#	1,163	$789,270
Darden Restaurants, Inc.#	38,802	1,836,111

		2,625,381

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.#	2,957	29,186
People’s United Financial, Inc.#	31,100	464,945

		494,131

Semiconductor Components - Integrated Circuits — 1.2%
Analog Devices, Inc.	34,302	1,753,518
QUALCOMM, Inc.	85,984	6,543,383

		8,296,901

Semiconductor Equipment — 0.3%
Applied Materials, Inc.#	59,449	1,373,569
KLA-Tencor Corp.	7,743	591,720

		1,965,289

Telecommunication Equipment — 0.1%
Harris Corp.	9,320	665,355
Juniper Networks, Inc.	12,517	290,269

		955,624

Telephone - Integrated — 2.2%
AT&T, Inc.#	341,093	11,924,612
CenturyLink, Inc.#	42,786	1,753,798
Frontier Communications Corp.#	101,719	691,689
Windstream Holdings, Inc.	63,904	722,115

		15,092,214

Television — 0.2%
CBS Corp., Class B	27,634	1,638,420

Tools - Hand Held — 0.4%
Snap-on, Inc.	10,165	1,270,117
Stanley Black & Decker, Inc.	12,707	1,162,690

		2,432,807

Toys — 0.2%
Hasbro, Inc.	6,457	339,993
Mattel, Inc.	27,211	938,508

		1,278,501

Transport - Rail — 1.5%
CSX Corp.	91,238	2,820,167
Kansas City Southern#	3,849	444,021
Union Pacific Corp.	64,624	6,802,968

		10,067,156

Transport - Services — 0.1%
C.H. Robinson Worldwide, Inc.#	10,012	683,419
Expeditors International of Washington, Inc.	4,282	176,847

		860,266

Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co.	14,943	1,428,551

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Portals/ISP — 2.3%
Google, Inc., Class A†	13,105	$7,631,828
Google, Inc., Class C†	11,629	6,647,136
Yahoo!, Inc.†	36,675	1,412,354

		15,691,318

Wireless Equipment — 0.1%
Motorola Solutions, Inc.#	13,426	797,504

Total Long-Term Investment Securities
(cost $462,324,765)		658,244,903

SHORT-TERM INVESTMENT SECURITIES — 21.6%
Registered Investment Companies — 19.1%
State Street Navigator Securities Lending Prime Portfolio(1)	129,852,196	129,852,196

U.S. Government Treasuries — 2.5%
United States Treasury Bills
0.04% due 09/11/2014#	$15,000,000	14,999,854
0.02% due 09/18/2014(2)	2,000,000	1,999,981

		16,999,835

Total Short-Term Investment Securities
(cost $146,852,031)		146,852,031

REPURCHASE AGREEMENT — 0.5%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $3,251,000)	3,251,000	3,251,000

TOTAL INVESTMENTS
(cost $612,427,796)(4)	119.0%	808,347,934
Liabilities in excess of other assets	(19.0)	(129,113,303)

NET ASSETS —	100.0%	$679,234,631

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	At August 31, 2014, the Fund had loaned securities with a total value of $149,011,125. This was secured by collateral of $129,852,196 which was received in cash and subsequently invested in short-term investments currently valued at $129,852,196 as reported in the portfolio of Investments. Additional collateral of $22,014,070 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Values as of August 31, 2014
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 11/15/2040	$1,360,706
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	13,844,700
Government National Mtg. Assoc.	2.75% to 4.00%	11/20/2038 to 11/16/2039	1,769,124
United States Treasury Note/Bond	0.00% to 6.00%	09/30/2014 to 02/15/2044	5,039,540

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreement.
(4)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2014	Unrealized Appreciation (Depreciation)
222	Long	S&P 500 E-Mini Index	September 2014	$21,555,251	$22,215,540	$660,289

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical - Drugs	$42,013,785	$—	$—	$42,013,785
Other Industries*	616,231,118	—	—	616,231,118
Short-Term Investment Securities:
Registered Investment Companies	129,852,196	—	—	129,852,196
U.S. Government Treasuries	—	16,999,835	—	16,999,835
Repurchase Agreement	—	3,251,000	—	3,251,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	660,289	—	—	660,289

Total	$788,757,388	$20,250,835	$—	$809,008,223

*	Sum of all other industries each of which individually has an aggregate value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — August 31, 2014 (unaudited)

Industry Allocation*

Sovereign	13.7%
United States Treasury Notes	9.2
Oil Companies — Exploration & Production	5.7
Banks — Commercial	4.9
Time Deposits	4.4
Diversified Banking Institutions	3.7
Federal National Mtg. Assoc.	2.7
Pipelines	2.2
Telephone — Integrated	2.0
Registered Investment Companies	1.9
United States Treasury Bonds	1.8
Medical — Hospitals	1.6
Diversified Financial Services	1.5
Medical — Drugs	1.4
Oil Companies — Integrated	1.3
Cable/Satellite TV	1.1
Casino Hotels	1.1
Federal Home Loan Mtg. Corp.	1.1
Finance — Leasing Companies	1.1
Electric — Integrated	1.0
Diversified Manufacturing Operations	0.9
Independent Power Producers	0.9
Real Estate Investment Trusts	0.9
Insurance — Life/Health	0.8
Coal	0.8
Telecom Services	0.8
Airlines	0.8
Paper & Related Products	0.8
Oil Refining & Marketing	0.7
Retail — Restaurants	0.7
Real Estate Operations & Development	0.7
Publishing — Periodicals	0.7
Diversified Minerals	0.6
Savings & Loans/Thrifts	0.6
Computer Services	0.6
Building Products — Cement	0.6
Petrochemicals	0.6
Food — Meat Products	0.5
Insurance — Multi-line	0.5
Banks — Special Purpose	0.5
Oil & Gas Drilling	0.5
Alternative Waste Technology	0.5
Finance — Other Services	0.5
Auto — Cars/Light Trucks	0.5
Transport — Rail	0.5
Steel — Producers	0.4
Commercial Services — Finance	0.4
Specified Purpose Acquisitions	0.4
Cellular Telecom	0.4
Enterprise Software/Service	0.4
Containers — Paper/Plastic	0.4
Publishing — Newspapers	0.4
Electric — Generation	0.4
Real Estate Management/Services	0.4
Gold Mining	0.4
Cruise Lines	0.4
Finance — Consumer Loans	0.4
Containers — Metal/Glass	0.4
Municipal Bonds	0.4
Transport — Equipment & Leasing	0.3
Banks — Super Regional	0.3
Building — Residential/Commercial	0.3
Retail — Music Store	0.3
E-Commerce/Services	0.3
Electric — Distribution	0.3
Electronic Components — Semiconductors	0.3
Machinery — Farming	0.3
Hazardous Waste Disposal	0.3
Medical Products	0.3

Financial Guarantee Insurance	0.3%
Chemicals — Specialty	0.3
Special Purpose Entities	0.3
Finance — Auto Loans	0.3
Security Services	0.3
Retail — Regional Department Stores	0.3
Finance — Commercial	0.3
Semiconductor Equipment	0.3
Food — Dairy Products	0.2
Computers	0.2
Auto/Truck Parts & Equipment — Original	0.2
Printing — Commercial	0.2
Aerospace/Defense	0.2
Chemicals — Diversified	0.2
Office Supplies & Forms	0.2
Wireless Equipment	0.2
Computer Software	0.2
Advertising Services	0.2
Medical — Generic Drugs	0.2
Television	0.2
Music	0.2
Brewery	0.2
Schools	0.2
Rental Auto/Equipment	0.2
Diversified Operations	0.2
Consumer Products — Misc.	0.2
Web Hosting/Design	0.2
Storage/Warehousing	0.2
SupraNational Banks	0.2
Steel Pipe & Tube	0.2
Retail — Mail Order	0.2
Retail — Drug Store	0.2
Transport — Services	0.2
Chemicals — Plastics	0.2
Networking Products	0.2
Auto — Heavy Duty Trucks	0.2
Tools — Hand Held	0.2
Firearms & Ammunition	0.2
Metal — Iron	0.2
Office Automation & Equipment	0.2
Shipbuilding	0.2
Semiconductor Components — Integrated Circuits	0.2
Beverages — Non-alcoholic	0.1
Government National Mtg. Assoc.	0.1
Agricultural Chemicals	0.1
Closed — End Funds	0.1
Investment Management/Advisor Services	0.1
Dialysis Centers	0.1
Computers — Memory Devices	0.1
Medical — HMO	0.1
Food — Wholesale/Distribution	0.1
Apparel Manufacturers	0.1
Retail — Apparel/Shoe	0.1
Insurance — Mutual	0.1
Building Products — Wood	0.1
Travel Services	0.1
Banks — Fiduciary	0.1
Building — Heavy Construction	0.1
Machinery — General Industrial	0.1
Metal — Copper	0.1
Metal — Diversified	0.1
Advertising Agencies	0.1
Distribution/Wholesale	0.1
Cosmetics & Toiletries	0.1
Wire & Cable Products	0.1
Oil — Field Services	0.1
Retail — Appliances	0.1
Retail — Discount	0.1
Sugar	0.1

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — August 31, 2014 (unaudited) — (continued)

Industry Allocation* (continued)

Food — Misc./Diversified	0.1%
Advertising Sales	0.1
Metal Processors & Fabrication	0.1
Gas — Transportation	0.1
Machinery — Construction & Mining	0.1
Retail — Major Department Stores	0.1
Regional Authority	0.1
Multimedia	0.1
Tennessee Valley Authority	0.1
Banks — Money Center	0.1

101.4%

Credit Quality†#

Aaa	18.0%
Aa	4.1
A	9.2
Baa	17.6
Ba	16.9
B	17.9
Caa	9.3
Not Rated@	7.0

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014

Security Description	Principal Amount(16)	Value (Note 2)

ASSET BACKED SECURITIES — 0.8%
Diversified Financial Services — 0.8%
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	$105,000	$104,373
Applebee’s/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	87,000	87,052
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	152,000	152,901
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	100,000	101,893
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	174,000	173,628
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(1)	226,000	231,661
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	172,000	176,468
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(1)	619,000	639,130
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	179,569	183,483
CLI Funding V LLC Series 2014-1A, Class A 3.29% due 06/18/2029*	176,791	176,940
Commercial Mtg. Trust Series 2014-UBS2, Class A2 2.82% due 03/10/2047(1)	298,000	305,161
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(2)	270,773	275,638
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(2)	3,316	3,316
Discover Card Execution Note Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	212,000	238,222
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	51,211	54,359
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	81,000	81,170
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	100,000	100,910
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	171,000	170,605
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(1)	282,000	281,854
JPM-BB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(1)	365,000	377,262
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(1)	198,485	200,960

Security Description	Principal Amount(16)	Value (Note 2)

Diversified Financial Services (continued)
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	$295,000	$295,055
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(2)	438,665	451,214
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*	98,521	98,304
Sierra Timeshare Receivables Funding LLC Series 2013-3A, Class A 2.20% due 10/20/2030*	63,323	63,705
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/2041*	84,671	89,671
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*	98,975	100,825
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(1)	120,000	121,027
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(1)	234,000	240,800

Total Asset Backed Securities
(cost $5,585,737)		5,577,587

U.S. CORPORATE BONDS & NOTES — 43.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	418,000	420,862
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	358,000	370,747

		791,609

Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024*	600,000	618,000

Advertising Services — 0.2%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	1,664,000	1,543,360

Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 0.95% due 05/15/2018	588,000	574,677

Agricultural Chemicals — 0.1%
Monsanto Co. Senior Notes 4.20% due 07/15/2034	572,000	593,708
Monsanto Co. Senior Notes 4.70% due 07/15/2064	474,000	491,908

		1,085,616

Airlines — 0.6%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	1,288,000	1,336,300

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	$198,929	$209,125
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	144,807	147,703
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	2,847,000	2,960,880

		4,654,008

Alternative Waste Technology — 0.5%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	1,978,000	2,106,570
Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022*	1,535,000	1,592,562

		3,699,132

Apparel Manufacturers — 0.1%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020#	1,121,000	891,195

Auto - Cars/Light Trucks — 0.5%
American Honda Finance Corp. Notes 1.20% due 07/14/2017	898,000	897,651
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	1,148,000	1,147,220
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	1,359,000	1,401,856

		3,446,727

Auto - Heavy Duty Trucks — 0.2%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022	1,250,000	1,278,125

Auto/Truck Parts & Equipment - Original — 0.2%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	1,675,000	1,725,250

Banks - Commercial — 1.1%
MUFG Union Bank NA Senior Notes 3.00% due 06/06/2016	2,265,000	2,348,805
PNC Bank NA Senior Notes 1.13% due 01/27/2017	1,834,000	1,837,191
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	1,183,000	1,518,663
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	1,564,000	1,658,053
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	845,000	884,576

		8,247,288

Security Description	Principal Amount(16)	Value (Note 2)

Banks - Fiduciary — 0.1%
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	$842,000	$854,944

Banks - Super Regional — 0.1%
Comerica, Inc. Senior Notes 2.13% due 05/23/2019	417,000	416,654
Wells Fargo & Co Sub. Notes 4.10% due 06/03/2026	480,000	491,010

		907,664

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	1,496,000	1,501,896

Building Products - Cement — 0.4%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	1,350,000	1,404,000
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	1,503,000	1,585,665

		2,989,665

Building Products - Wood — 0.1%
Masco Corp. Senior Notes 5.95% due 03/15/2022	810,000	883,913

Building - Residential/Commercial — 0.3%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	1,600,000	1,748,000
WLH PNW Finance Corp. Senior Notes 7.00% due 08/15/2022*	681,000	700,579

		2,448,579

Cable/Satellite TV — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	2,587,000	2,748,688
Comcast Corp. Company Guar. Notes 3.38% due 02/15/2025	219,000	221,408
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 4.45% due 04/01/2024	998,000	1,070,776
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	564,000	561,180
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	472,000	477,795
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	211,000	270,334
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	557,000	773,445

		6,123,626

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels — 0.8%
Caesars Entertainment Operating Co., Inc. Senior Notes 10.75% due 02/01/2016	$830,000	$340,300
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	1,361,000	1,350,792
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*	1,078,000	1,092,823
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022*	1,408,000	1,362,240
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	1,330,000	1,409,800
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	600,000	591,000

		6,146,955

Cellular Telecom — 0.4%
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	1,766,000	1,885,205
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	1,050,000	1,092,000

		2,977,205

Chemicals - Plastics — 0.2%
PolyOne Corp. Senior Notes 5.25% due 03/15/2023	1,263,000	1,304,048

Chemicals - Specialty — 0.3%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	1,315,000	1,367,600
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	311,000	317,220
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	319,000	424,196

		2,109,016

Closed - End Funds — 0.1%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	1,073,000	1,083,730

Coal — 0.7%
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	2,259,000	2,394,540
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020#	1,550,000	1,559,687
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	1,349,000	1,443,430

		5,397,657

Security Description	Principal Amount(16)	Value (Note 2)

Commercial Services - Finance — 0.4%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	$960,000	$999,600
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	2,289,000	2,374,837

		3,374,437

Computer Services — 0.4%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	1,651,000	1,576,705
Sungard Availability Services Capital, Inc. Company Guar. Notes 8.75% due 04/01/2022*	1,400,000	1,232,000

		2,808,705

Computers — 0.2%
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	1,476,000	1,749,366

Computers - Memory Devices — 0.1%
EMC Corp. Senior Notes 2.65% due 06/01/2020	955,000	965,499

Consumer Products - Misc. — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,369,000	1,430,605

Containers - Metal/Glass — 0.4%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	2,457,000	2,739,555

Containers - Paper/Plastic — 0.4%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	2,392,000	2,380,040
PaperWorks Industries, Inc. Senior Sec. Notes 9.50% due 08/15/2019*	882,000	908,460

		3,288,500

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	822,000	778,845

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	999,000	1,013,361

Distribution/Wholesale — 0.1%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	805,000	786,888

Diversified Banking Institutions — 2.3%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	1,126,000	1,136,975
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	900,000	913,582

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount(16)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018		$1,330,000	$1,323,752
Citigroup, Inc. Sub. Notes 4.00% due 08/05/2024		755,000	757,139
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033		2,474,000	2,820,882
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021		1,761,000	1,984,548
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033		736,000	906,052
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		874,000	1,078,103
JPMorgan Chase & Co. Senior Notes 4.25% due 11/02/2018	NZD	800,000	648,655
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021		849,000	921,697
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037		1,288,000	1,528,257
Morgan Stanley Sub. Notes 4.10% due 05/22/2023		1,412,000	1,438,402
Morgan Stanley Senior Notes 4.75% due 03/22/2017		722,000	780,981
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025		49,000	60,949
UBS AG Senior Notes 1.38% due 08/14/2017		1,433,000	1,429,549

			17,729,523

Diversified Financial Services — 0.5%
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016		1,184,000	1,199,994
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038		1,336,000	1,660,506
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*		1,021,000	1,023,077

			3,883,577

Diversified Manufacturing Operations — 0.7%
General Electric Co. Senior Notes 2.70% due 10/09/2022		769,000	759,337
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043		1,838,000	2,220,765
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*		1,675,000	1,859,250

Security Description	Principal Amount(16)	Value (Note 2)

Diversified Manufacturing Operations (continued)
Textron, Inc. Senior Notes 4.63% due 09/21/2016	$630,000	$673,024

		5,512,376

E-Commerce/Services — 0.3%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	2,319,000	2,429,152

Electric - Generation — 0.3%
AES Corp. Senior Notes 5.50% due 03/15/2024	1,805,000	1,836,587
AES Corp. Senior Notes 8.00% due 10/15/2017	106,000	122,165
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/2017	223,758	238,862

		2,197,614

Electric - Integrated — 0.8%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	312,000	341,727
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,026,000	1,178,963
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	543,000	659,475
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	694,000	716,955
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	153,000	158,643
Mirant Mid Atlantic LLC Pass Through Trust Pass Through Certs., Series B 9.13% due 06/30/2017	132,700	142,155
NiSource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	631,000	688,686
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	895,000	894,675
Southern Co. Senior Notes 1.30% due 08/15/2017	897,000	898,067

		5,679,346

Electronic Components - Semiconductors — 0.3%
Amkor Technology, Inc. Senior Notes 6.63% due 06/01/2021	900,000	956,250
Intel Corp. Senior Notes 1.35% due 12/15/2017	1,403,000	1,402,150

		2,358,400

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service — 0.4%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	$1,344,000	$1,357,440
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,353,000	1,451,092
Oracle Corp. Senior Notes 4.30% due 07/08/2034	460,000	480,465

		3,288,997

Finance - Auto Loans — 0.3%
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	694,000	699,205
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	479,000	480,290
General Motors Acceptance Corp. Senior Notes 8.00% due 11/01/2031	716,000	923,640

		2,103,135

Finance - Commercial — 0.3%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	1,403,000	1,406,507
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	513,000	536,085
Jefferies LoanCore LLC/JLC Finance Corp. Senior Notes 6.88% due 06/01/2020*	124,000	123,380

		2,065,972

Finance - Consumer Loans — 0.4%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021*	1,999,000	2,043,977
Synchrony Financial Senior Notes 3.75% due 08/15/2021	321,000	327,607
Synchrony Financial Senior Notes 4.25% due 08/15/2024	420,000	429,908

		2,801,492

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	97,000	19,400
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(6)	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(6)	143,000	14

		19,425

Finance - Leasing Companies — 0.5%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	2,690,000	2,864,850

Security Description	Principal Amount(16)	Value (Note 2)

Finance - Leasing Companies (continued)
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	$702,000	$756,405

		3,621,255

Finance - Other Services — 0.4%
Cogent Communications Finance, Inc. Company Guar. Notes 5.63% due 04/15/2021*	1,420,000	1,416,450
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	1,383,000	1,386,469

		2,802,919

Firearms & Ammunition — 0.2%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	1,170,000	1,228,500

Food - Meat Products — 0.4%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	2,080,000	2,220,400
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	462,000	473,051
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	260,000	273,642
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	285,000	303,524

		3,270,617

Food - Misc./Diversified — 0.1%
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	479,000	628,642

Food - Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	919,000	919,000

Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC/Waterford Gaming Financial Corp. Senior Notes 8.63% due 09/15/2014*†(5)(6)(19)	363,344	90,836

Independent Power Producers — 0.8%
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	1,833,000	1,975,057
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	715,000	793,650
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	1,253,000	1,331,312
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*	943,000	987,793
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	285,000	320,910

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	$925,000	$1,001,313

		6,410,035

Insurance Brokers — 0.0%
USI, Inc. Senior Notes 7.75% due 01/15/2021*	114,000	117,420

Insurance - Life/Health — 0.5%
American Equity Investment Life Holding Co. Company Guar. Notes 6.63% due 07/15/2021	1,835,000	1,974,919
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	305,000	350,170
Pricoa Global Funding I Sec. Notes 1.35% due 08/18/2017*	934,000	932,529
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	784,000	787,885

		4,045,503

Insurance - Multi-line — 0.4%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	1,361,000	1,659,205
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	1,384,000	1,413,984

		3,073,189

Insurance - Mutual — 0.1%
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	876,000	885,082

Investment Management/Advisor Services — 0.1%
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	969,000	1,056,210

Machinery - Farming — 0.3%
CNH Industrial Capital LLC Company Guar. Notes 3.25% due 02/01/2017	602,000	606,515
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	1,715,000	1,713,650

		2,320,165

Medical Products — 0.3%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	422,000	436,276
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	108,000	141,636
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	1,713,000	1,713,000

		2,290,912

Security Description	Principal Amount(16)	Value (Note 2)

Medical - Drugs — 0.5%
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	$2,061,000	$2,097,068
Forest Laboratories, Inc. Senior Notes 4.88% due 02/15/2021*	1,244,000	1,367,948

		3,465,016

Medical - Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	938,000	1,028,131

Medical - HMO — 0.1%
Centene Corp. Senior Notes 4.75% due 05/15/2022	950,000	964,250

Medical - Hospitals — 1.4%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	1,870,000	1,959,994
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	445,000	448,338
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	1,400,000	1,522,500
HCA, Inc. Company Guar. Notes 7.19% due 11/15/2015	400,000	423,000
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	1,807,000	1,694,062
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,451,000	1,538,060
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	2,249,000	2,277,112
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	1,108,000	1,085,840

		10,948,906

Metal Processors & Fabrication — 0.1%
Timken Co. Senior Notes 3.88% due 09/01/2024*	618,000	616,480

Multimedia — 0.1%
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	325,000	488,679

Music — 0.2%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	1,503,000	1,518,030

Networking Products — 0.2%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	1,293,000	1,301,949

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	$1,166,000	$1,212,446

Office Supplies & Forms — 0.2%
ACCO Brands Corp. Company Guar. Notes 6.75% due 04/30/2020	1,493,000	1,582,580

Oil & Gas Drilling — 0.1%
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	609,000	621,180

Oil Companies - Exploration & Production — 4.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	1,170,000	1,228,500
American Energy-Permian Basin LLC/AEPB Finance Corp. Senior Notes 7.13% due 11/01/2020*	462,000	448,140
American Energy-Permian Basin LLC/AEPB Finance Corp. Senior Notes 7.38% due 11/01/2021*#	635,000	619,125
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	523,000	670,807
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	1,305,000	1,331,100
Berry Petroleum Co. LLC Senior Notes 6.38% due 09/15/2022	588,000	612,990
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	524,000	562,645
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	635,000	685,006
Energy XXI Gulf Coast, Inc. Company Guar. Notes 6.88% due 03/15/2024*	754,000	767,195
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	1,242,000	1,394,145
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	1,635,000	1,733,100
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	1,630,000	1,687,050
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	2,449,000	2,638,797
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,431,000	1,427,422
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021*	1,806,000	1,828,575
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	760,000	788,500

Security Description	Principal Amount(16)	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021	$1,830,000	$1,980,975
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	1,300,000	1,365,000
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	1,269,000	1,316,588
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	940,000	1,034,000
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	236,000	261,665
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	392,000	444,920
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022*	1,584,000	1,584,000
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	331,000	362,445
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022*	1,400,000	1,431,500
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	1,804,000	1,846,845
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023*	1,372,000	1,420,020
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	885,000	920,400
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022	915,000	956,175
Triangle USA Petroleum Corp. Senior Notes 6.75% due 07/15/2022*	711,000	726,998

		34,074,628

Oil Companies - Integrated — 0.2%
Hess Corp. Senior Notes 5.60% due 02/15/2041	940,000	1,113,920
Hess Corp. Senior Notes 7.88% due 10/01/2029	230,000	321,960

		1,435,880

Oil Refining & Marketing — 0.7%
Calumet Specialty Products Partners LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021*	1,144,000	1,141,140
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	2,583,000	2,737,980
Reliance Holdings USA, Inc. Company Guar. Notes 5.40% due 02/14/2022	1,100,000	1,213,552

		5,092,672

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil-Field Services — 0.1%
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	$650,000	$700,375

Paper & Related Products — 0.7%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	917,000	1,071,427
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	1,689,000	1,753,495
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	999,000	1,147,190
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	917,000	944,510

		4,916,622

Petrochemicals — 0.3%
PetroLogistics LP/PetroLogistics Finance Corp. Company Guar. Notes 6.25% due 04/01/2020	1,767,000	1,948,118

Pipelines — 2.1%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	1,278,000	1,345,095
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	940,000	1,022,250
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	510,000	517,650
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020	775,000	817,625
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	270,000	254,009
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	1,520,000	1,768,041
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,105,000	1,279,037
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	1,048,000	1,267,666
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024	937,000	934,658
Kinder Morgan, Inc. Senior Notes 5.00% due 02/15/2021*	860,000	920,200
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	293,000	312,045
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022*	674,000	687,480
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	825,000	858,000

Security Description	Principal Amount(16)	Value (Note 2)

Pipelines (continued)
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024*	$750,000	$780,000
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022*	737,000	799,645
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	1,000,000	1,047,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	1,077,000	1,133,543

		15,744,444

Printing - Commercial — 0.2%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022*	1,725,000	1,703,438

Publishing - Newspapers — 0.4%
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020	628,000	642,130
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	1,151,000	1,214,305
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	1,215,000	1,366,875

		3,223,310

Publishing - Periodicals — 0.7%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	2,799,000	2,914,459
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	2,000,000	1,995,000

		4,909,459

Real Estate Investment Trusts — 0.8%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021*	1,620,000	1,644,300
Geo Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	540,000	523,800
iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019	276,000	276,000
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024*	676,000	698,301
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	2,600,000	2,730,000

		5,872,401

Real Estate Management/Services — 0.4%
American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	493,000	503,173
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,000,000	1,016,250

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Management/Services (continued)
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	$1,395,000	$1,492,650

		3,012,073

Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 3.75% due 06/15/2024	386,000	392,034

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(5)(6)	1,625,000	61

Rental Auto/Equipment — 0.2%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	1,336,000	1,459,580

Retail - Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	790,000	889,738

Retail - Appliances — 0.1%
Conn’s, Inc. Senior Notes 7.25% due 07/15/2022*	717,000	691,905

Retail - Discount — 0.1%
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	641,000	673,069

Retail - Drug Store — 0.2%
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	381,061	413,563
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	245,733	283,137
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	520,688	613,405

		1,310,105

Retail - Mail Order — 0.2%
QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025*	661,000	661,551
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034*	664,000	669,709

		1,331,260

Retail - Music Store — 0.3%
Guitar Center, Inc. Senior Sec. Notes 6.50% due 04/15/2019*	850,000	807,500
Guitar Center, Inc. Company Guar. Notes 9.63% due 04/15/2020*#	1,957,000	1,638,987

		2,446,487

Retail - Regional Department Stores — 0.3%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021#	2,235,000	2,089,725

Security Description	Principal Amount(16)	Value (Note 2)

Retail - Restaurants — 0.6%
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	$1,300,000	$1,397,500
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	3,356,000	3,439,900

		4,837,400

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(4)(5)(6)(12)	25,000	0

Savings & Loans/Thrifts — 0.6%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	799,000	860,805
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	1,524,000	1,755,497
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	1,458,000	1,683,410

		4,299,712

Schools — 0.2%
Northwestern University Notes 4.20% due 12/01/2047	691,000	725,488
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	233,000	228,377
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	521,000	543,497

		1,497,362

Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	719,000	641,708

Semiconductor Equipment — 0.3%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	1,180,000	1,215,400
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	767,000	743,990

		1,959,390

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	1,091,000	1,186,463

Special Purpose Entities — 0.2%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	1,130,000	1,151,855
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	387,000	377,654

		1,529,509

Specified Purpose Acquisitions — 0.4%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	3,125,000	3,296,875

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Steel Pipe & Tube — 0.2%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	$1,355,000	$1,371,938

Steel-Producers — 0.2%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	1,649,000	1,739,695

Storage/Warehousing — 0.2%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	1,300,000	1,404,000

Telephone - Integrated — 1.5%
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	1,051,000	1,023,430
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	548,000	573,117
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	628,000	662,540
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	1,278,000	1,386,630
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	1,250,000	1,454,375
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	574,000	680,190
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	1,490,000	1,661,350
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	969,000	1,064,712
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046*	1,222,000	1,280,921
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	1,177,000	1,485,675

		11,272,940

Television — 0.2%
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	1,310,000	1,395,150

Transport - Equipment & Leasing — 0.3%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	984,000	1,030,915
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	1,542,000	1,576,695

		2,607,610

Transport - Rail — 0.4%
CSX Corp. Senior Notes 4.50% due 08/01/2054	477,000	481,113
Florida East Coast Holdings Corp. Senior Sec. Notes 6.75% due 05/01/2019*	1,612,000	1,700,660

Security Description	Principal Amount(16)		Value (Note 2)

Transport - Rail (continued)
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045		$505,000	$508,595

			2,690,368

Transport-Services — 0.1%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022		698,000	734,645

Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*		808,000	883,750

Web Hosting/Design — 0.2%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020		1,400,000	1,428,000

Wire & Cable Products — 0.1%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022		708,000	704,460

Wireless Equipment — 0.2%
Motorola Solutions, Inc Senior Notes 5.50% due 09/01/2044		1,518,000	1,573,041

Total U.S. Corporate Bonds & Notes
(cost $323,418,034)			329,767,987

FOREIGN CORPORATE BONDS & NOTES — 17.5%
Airlines — 0.2%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*		1,410,000	1,519,275

Banks - Commercial — 3.7%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017		832,000	834,912
Akbank TAS Senior Notes 7.50% due 02/05/2018*	TRY	2,481,000	1,038,772
ANZ New Zealand Int’l, Ltd. Company Guar. Notes 1.13% due 03/24/2016*		1,318,000	1,324,554
Axis Bank, Ltd. Senior Notes 5.13% due 09/05/2017		500,000	532,497
Banco ABC Brasil SA Senior Notes 8.50% due 03/28/2016*	BRL	3,200,000	1,375,207
Banco de Bogota SA Senior Notes 5.00% due 01/15/2017*		500,000	533,750
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020		450,000	490,500
Bangkok Bank PCL Senior Notes 3.88% due 09/27/2022		435,000	443,457
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.55% due 09/09/2016*		890,000	898,824

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount(16)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
BPCE SA Company Guar. Notes 2.50% due 07/15/2019		$790,000	$789,028
BPCE SA Sub. Notes 5.15% due 07/21/2024*#		575,000	615,388
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 2.25% due 01/14/2019		422,000	428,802
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 2.63% due 05/29/2018	NOK	4,000,000	658,709
Credit Suisse Senior Notes 1.38% due 05/26/2017		1,741,000	1,739,886
Credit Suisse Sub. Notes 5.40% due 01/14/2020		750,000	844,701
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*		603,000	663,284
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*		1,996,000	1,993,162
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020		450,000	498,215
ING Bank NV Senior Notes 4.00% due 03/15/2016*		1,637,000	1,715,376
Intesa Sanpaolo SpA Company Guar. Notes 5.02% due 06/26/2024*		1,400,000	1,413,098
Kookmin Bank Senior Notes 1.63% due 07/14/2017*		2,302,000	2,299,026
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*		444,000	448,637
Malayan Banking Bhd VRS Sub. Notes 3.25% due 09/20/2022		500,000	506,063
National Australia Bank Ltd. Senior Notes 2.75% due 03/09/2017		790,000	822,656
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017		1,085,000	1,084,403
Oversea-Chinese Banking Corp., Ltd. VRS Sub. Notes 4.00% due 10/15/2024*		280,000	285,400
PKO Finance AB Senior Notes 4.63% due 09/26/2022*		700,000	729,750
Sberbank of Russia Via SB Capital SA Senior Notes 6.13% due 02/07/2022		250,000	243,750
Siam Commercial Bank PCL Senior Notes 3.50% due 04/07/2019*		200,000	205,092
Standard Chartered PLC Sub. Notes 5.70% due 03/26/2044*		1,249,000	1,378,496
Turkiye Halk Bankasi AS Senior Notes 3.88% due 02/05/2020*		365,000	350,291

Security Description	Principal Amount(16)	Value (Note 2)

Banks - Commercial (continued)
Turkiye Is Bankasi Senior Notes 5.50% due 04/21/2019*	$570,000	$592,686
Zenith Bank PLC Senior Notes 6.25% due 04/22/2019*	450,000	447,840

		28,226,212

Banks - Money Center — 0.1%
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	385,000	387,823

Banks - Special Purpose — 0.5%
Burgan Finance No. 1 Jersey, Ltd. Company Guar. Notes 7.88% due 09/29/2020	500,000	568,750
Development Bank of Kazakhstan JSC Senior Notes 4.13% due 12/10/2022*	600,000	565,500
Export-Import Bank of China Senior Notes 2.50% due 07/31/2019*	1,487,000	1,489,149
Export-Import Bank of China Senior Notes 3.63% due 07/31/2024*	517,000	519,134
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 3.75% due 09/25/2015	NOK 4,400,000	724,883

		3,867,416

Beverages - Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	1,180,000	1,195,316

Building & Construction - Misc. — 0.0%
OAS Finance, Ltd. Company Guar. Notes 8.00% due 07/02/2021*	200,000	201,500

Building Products - Cement — 0.2%
Cemex SAB de CV Senior Sec. Notes 5.88% due 03/25/2019*#	200,000	209,500
Cemex SAB de CV Senior Sec. Notes 5.88% due 03/25/2019	500,000	523,750
China Shanshui Cement Group, Ltd. Company Guar. Notes 10.50% due 04/27/2017	450,000	483,750

		1,217,000

Building - Heavy Construction — 0.1%
Empresas ICA SAB de CV Company Guar. Notes 8.88% due 05/29/2024*	325,000	337,188
Odebrecht Finance, Ltd. Company Guar. Notes 5.25% due 06/27/2029*	490,000	496,737

		833,925

Cable/Satellite TV — 0.3%
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	1,511,000	1,556,330

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*	$915,000	$935,587

		2,491,917

Casino Hotels — 0.3%
Wynn Macau, Ltd. Senior Notes 5.25% due 10/15/2021*	2,200,000	2,238,500

Cellular Telecom — 0.0%
Mobile Telesystems OJSC via MTS International Funding, Ltd. Senior Notes 5.00% due 05/30/2023	350,000	315,000

Chemicals - Diversified — 0.2%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	1,495,000	1,610,862

Coal — 0.1%
Indo Energy Finance BV Senior Sec. Notes 7.00% due 05/07/2018	200,000	200,500
PT Adaro Indonesia Company Guar. Notes 7.63% due 10/22/2019	725,000	754,000

		954,500

Cruise Lines — 0.4%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	2,708,000	2,843,400

Diversified Banking Institutions — 0.6%
Credit Suisse Group AG VRS Jr. Sub Notes 6.25% due 12/18/2024*(7)	833,000	828,835
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	1,660,000	1,656,934
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	774,000	789,406
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	585,000	635,942
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	571,000	623,353
UBS AG Sub. Notes 7.63% due 08/17/2022	295,000	349,960

		4,884,430

Diversified Financial Services — 0.2%
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	1,187,000	1,227,940

Diversified Manufacturing Operations — 0.2%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*#	1,409,000	1,444,225

Security Description	Principal Amount(16)		Value (Note 2)

Diversified Minerals — 0.6%
Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*		$567,000	$585,353
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*#		2,625,000	2,859,609
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035		367,000	399,832
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*		660,000	673,200

			4,517,994

Diversified Operations — 0.2%
KOC Holding AS Senior Notes 3.50% due 04/24/2020*		800,000	766,226
Tenedora Nemak SA de CV Senior Notes 5.50% due 02/28/2023*		650,000	669,500

			1,435,726

Electric - Distribution — 0.0%
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		300,000	312,736

Electric - Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 12/13/2021*		200,000	236,000
Comision Federal de Electricidad Senior Notes 4.88% due 05/26/2021		550,000	595,375

			831,375

Electric - Integrated — 0.1%
E.CL SA Senior Notes 5.63% due 01/15/2021#		550,000	602,250
Electricite de France SA Senior Notes 6.00% due 01/22/2114*		334,000	388,636
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP	294,000,000	161,562

			1,152,448

Finance - Leasing Companies — 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust Company Guar. Notes 3.75% due 05/15/2019*		731,000	736,483
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018		328,000	337,840
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019		2,000,000	2,165,000
Fly Leasing, Ltd. Company Guar. Notes 6.75% due 12/15/2020		925,000	982,812

			4,222,135

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount(16)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Food-Meat Products — 0.1%
BRF SA Senior Notes 3.95% due 05/22/2023*		$200,000	$193,300
BRF SA Senior Notes 7.75% due 05/22/2018*	BRL	1,000,000	390,887
ESAL GmbH Company Guar. Notes 6.25% due 02/05/2023*		270,000	270,675

			854,862

Gas - Transportation — 0.1%
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*		550,000	530,035

Gold Mining — 0.4%
AuRico Gold, Inc. Sec. Notes 7.75% due 04/01/2020*		1,134,000	1,165,185
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020		700,000	637,000
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044		490,000	524,072
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*		249,000	258,998
Polyus Gold International, Ltd. Company Guar. Notes 5.63% due 04/29/2020*		350,000	334,250

			2,919,505

Hazardous Waste Disposal — 0.3%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*		1,250,000	1,296,875
Tervita Corp. Company Guar. Notes 9.75% due 11/01/2019*		1,000,000	1,002,500

			2,299,375

Independent Power Producers — 0.1%
PT Perusahaan Listrik Negara Senior Notes 5.50% due 11/22/2021*		480,000	511,200

Insurance - Life/Health — 0.0%
AIA Group, Ltd. Senior Notes 2.25% due 03/11/2019*		376,000	375,919

Machinery - Construction & Mining — 0.1%
Ferreycorp SAA Company Guar. Notes 4.88% due 04/26/2020		500,000	500,000

Machinery - General Industrial — 0.1%
Emeco Pty, Ltd. Senior Sec. Notes 9.88% due 03/15/2019*		822,000	826,110

Medical - Drugs — 0.6%
Capsugel SA Senior Notes 7.00% due 05/15/2019*(8)		909,000	929,452

Security Description	Principal Amount(16)	Value (Note 2)

Medical - Drugs (continued)
Grifols Worldwide Operations, Ltd. Senior Notes 5.25% due 04/01/2022*	$1,529,000	$1,571,047
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	1,151,000	1,161,716
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	878,000	892,268

		4,554,483

Medical - Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044*	499,000	513,381

Metal - Copper — 0.1%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	769,000	811,295

Metal - Diversified — 0.1%
Vedanta Resources PLC Senior Notes 7.13% due 05/31/2023*	390,000	412,425
Vedanta Resources PLC Senior Notes 8.25% due 06/07/2021	350,000	393,750

		806,175

Metal - Iron — 0.2%
Samarco Mineracao SA Senior Notes 4.13% due 11/01/2022*	550,000	529,100
Vale SA Senior Notes 5.63% due 09/11/2042	663,000	685,655

		1,214,755

Municipal Bonds — 0.1%
City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*	780,000	647,400

Oil & Gas Drilling — 0.4%
Offshore Drilling Holding SA Senior Sec. Notes 8.38% due 09/20/2020	450,000	488,250
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	1,472,000	1,435,200
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	635,000	718,694
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	504,000	600,062

		3,242,206

Oil Companies - Exploration & Production — 1.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	1,233,000	1,711,214
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	1,000,000	1,001,250

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*	$250,000	$249,063
KazMunayGas National Co. JSC Senior Notes 7.00% due 05/05/2020	500,000	579,950
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	595,000	630,700
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	1,495,000	1,577,225
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	645,000	701,437
MIE Holdings Corp. Company Guar. Notes 7.50% due 04/25/2019*	260,000	274,300
PT Pertamina Persero Senior Notes 4.88% due 05/03/2022*	740,000	758,500
Sinopec Group Overseas Development 2014, Ltd. Company Guar. Notes 4.38% due 04/10/2024*	450,000	473,047
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	518,000	572,511

		8,529,197

Oil Companies - Integrated — 1.1%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	1,340,000	1,337,559
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	1,097,000	1,116,754
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	633,000	650,766
MOL Group Finance SA Company Guar. Notes 6.25% due 09/26/2019	400,000	438,500
Pacific Rubiales Energy Corp. Company Guar. Notes 5.13% due 03/28/2023	600,000	606,000
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044	520,000	610,589
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	500,000	527,150
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027	300,000	165,450
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017	1,080,000	967,680
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	617,000	669,291
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	503,000	608,630
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019	300,000	338,729

Security Description	Principal Amount(16)	Value (Note 2)

Oil Companies - Integrated (continued)
Rosneft Oil Co. via Rosneft International Finance, Ltd. Senior Notes 4.20% due 03/06/2022*	$200,000	$169,500

		8,206,598

Oil Refining & Marketing — 0.0%
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*	200,000	196,445

Paper & Related Products — 0.1%
Celulosa Arauco y Constitucion SA Notes 4.50% due 08/01/2024*	200,000	199,736
Inversiones CMPC SA Company Guar. Notes 4.50% due 04/25/2022	500,000	501,846
Klabin Finance SA Company Guar. Notes 5.25% due 07/16/2024*	200,000	199,500

		901,082

Petrochemicals — 0.3%
Alpek SA de CV Company Guar. Notes 5.38% due 08/08/2023*	700,000	741,125
Braskem Finance, Ltd. Company Guar. Notes 5.75% due 04/15/2021	550,000	578,187
Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042*	652,000	722,090

		2,041,402

Pipelines — 0.1%
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*	600,000	645,000

Real Estate Investment Trusts — 0.1%
Trust F/1401 Senior Notes 5.25% due 12/15/2024*	550,000	583,000

Real Estate Operations & Development — 0.6%
China Overseas Finance Cayman VI, Ltd. Company Guar. Notes 4.25% due 05/08/2019	550,000	562,183
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.25% due 04/04/2021*	200,000	198,000
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*	200,000	195,500
Country Garden Holdings Co., Ltd. Company Guar. Notes 11.13% due 02/23/2018	410,000	443,825
Kaisa Group Holdings, Ltd. Company Guar. Notes 10.25% due 01/08/2020	575,000	612,375
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	1,575,000	1,598,625
Shimao Property Holdings, Ltd. Company Guar. Notes 6.63% due 01/14/2020	700,000	707,000

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount(16)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Real Estate Operations & Development (continued)
Theta Capital Pte, Ltd. Company Guar. Notes 6.13% due 11/14/2020		$500,000	$513,935

			4,831,443

Retail - Major Department Stores — 0.1%
LS Finance 2022, Ltd. Company Guar. Notes 4.25% due 10/16/2022		500,000	495,131

Retail - Restaurants — 0.1%
Arcos Dorados Holdings, Inc. Company Guar. Notes 6.63% due 09/27/2023*		400,000	408,000

Security Services — 0.2%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*		1,423,000	1,456,796

Sovereign — 0.1%
Perusahaan Penerbit SBSN Senior Notes 3.30% due 11/21/2022*		950,000	897,750

Special Purpose Entities — 0.1%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.03% due 01/15/2015*†(5)(6)(13)(14)		560,000	0
MAF Global Securities, Ltd. Company Guar. Notes 5.25% due 07/05/2019		525,000	574,219

			574,219

Steel - Producers — 0.2%
ArcelorMittal Senior Notes 6.75% due 02/25/2022#		1,162,000	1,297,024
Severstal OAO Via Steel Capital SA Senior Notes 5.90% due 10/17/2022*		200,000	192,500
Severstal OAO Via Steel Capital SA Senior Notes 5.90% due 10/17/2022		200,000	192,500

			1,682,024

Steel - Specialty — 0.0%
GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 04/16/2044*		200,000	211,250

Sugar — 0.1%
Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*	BRL	1,600,000	650,436

SupraNational Banks — 0.2%
International Bank for Reconstruction & Development Senior Notes 3.63% due 02/20/2018	NZD	800,000	651,243
North American Development Bank Senior Notes 2.30% due 10/10/2018		711,000	721,959

			1,373,202

Telecom Services — 0.7%
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*		1,704,000	1,793,460

Security Description	Principal Amount(16)		Value (Note 2)

Telecom Services (continued)
Altice SA Senior Sec. Notes 7.75% due 05/15/2022*		$2,413,000	$2,563,812
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*		1,200,000	1,269,000

			5,626,272

Telephone - Integrated — 0.5%
Oi SA Senior Notes 5.75% due 02/10/2022		600,000	577,920
Oi SA Senior Notes 9.75% due 09/15/2016*	BRL	530,000	215,457
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019		617,000	703,380
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		1,210,000	1,409,650
Telefonica Chile SA Senior Notes 3.88% due 10/12/2022		700,000	689,927

			3,596,334

Transport - Rail — 0.1%
Russian Railways via RZD Capital PLC Senior Notes 5.70% due 04/05/2022		400,000	388,904

Transport - Services — 0.1%
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		600,000	571,620

Total Foreign Corporate Bonds & Notes
(cost $131,266,571)			132,404,461

FOREIGN GOVERNMENT OBLIGATIONS — 13.8%
Electric - Distribution — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		553,000	557,487

Regional Authority — 0.1%
Province of British Columbia Senior Notes 2.85% due 06/15/2015		479,000	488,874

Sovereign — 13.6%
Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040		580,000	577,100
Bolivarian Republic of Venezuela Senior Notes 9.00% due 05/07/2023		550,000	433,125
Bolivarian Republic of Venezuela Senior Notes 9.38% due 01/13/2034		420,000	318,150
Bolivarian Republic of Venezuela Senior Notes 11.75% due 10/21/2026		820,000	722,830
Bolivarian Republic of Venezuela Senior Notes 11.95% due 08/05/2031		655,000	578,037

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount(16)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Bolivarian Republic of Venezuela Senior Notes 12.75% due 08/23/2022		$1,100,000	$1,050,500
Commonwealth of Jamaica Senior Notes 8.00% due 06/24/2019		275,000	297,000
Commonwealth of Jamaica Senior Notes 8.00% due 03/15/2039		250,000	244,375
Commonwealth of the Bahamas Senior Notes 5.75% due 01/16/2024*		310,000	328,600
Dominican Republic Senior Notes 5.88% due 04/18/2024*		390,000	414,375
Dominican Republic Senior Notes 5.88% due 04/18/2024		495,000	525,937
Dominican Republic Senior Notes 6.60% due 01/28/2024*		309,000	338,355
Dominican Republic Senior Notes 7.50% due 05/06/2021		320,000	368,800
Dominican Republic Senior Notes 8.63% due 04/20/2027		600,000	757,500
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045		1,206,000	1,236,150
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		417,000	469,125
Federative Republic of Brazil Senior Notes 7.13% due 01/20/2037		3,000	3,953
Federative Republic of Brazil Senior Notes 12.50% due 01/05/2016	BRL	1,200,000	561,537
Gabonese Republic Bonds 6.38% due 12/12/2024		750,000	819,375
Gabonese Republic Bonds 8.20% due 12/12/2017		682,000	772,365
Government of Canada Senior Notes 0.88% due 02/14/2017		553,000	553,108
Government of Canada Bonds 5.75% due 06/01/2029	CAD	1,840,000	2,425,135
Government of Malaysia Senior Notes 3.31% due 10/31/2017	MYR	8,450,000	2,662,712
Government of Malaysia Senior Notes 3.48% due 03/15/2023	MYR	6,050,000	1,862,552
Government of New Zealand Senior Notes 6.00% due 04/15/2015	NZD	4,670,000	3,964,111
Government of Pakistan Notes 8.25% due 04/15/2024		1,100,000	1,135,970

Security Description	Principal Amount(16)		Value (Note 2)

Sovereign (continued)
Government of Sri Lanka Senior Notes 6.00% due 01/14/2019		$1,100,000	$1,163,250
Kingdom of Bahrain Senior Notes 6.13% due 08/01/2023*		955,000	1,082,731
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022*		237,000	238,185
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022		600,000	603,000
Kingdom of Morocco Senior Notes 5.50% due 12/11/2042		1,200,000	1,215,000
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	11,335,000	2,036,037
Kingdom of Spain Senior Notes 4.40% due 10/31/2023*	EUR	830,000	1,306,011
Lebanese Republic Senior Notes 4.00% due 12/31/2017		396,550	390,602
Lebanese Republic Senior Notes 5.00% due 10/12/2017		150,000	151,148
Lebanese Republic Senior Notes 6.60% due 11/27/2026		1,100,000	1,122,000
Lebanese Republic Senior Notes 8.25% due 04/12/2021		540,000	619,650
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024		411,000	444,887
Plurinational State of Bolivia Senior Notes 5.95% due 08/22/2023*		340,000	367,200
Republic of Austria Senior Notes 4.15% due 03/15/2037*	EUR	620,000	1,169,241
Republic of Colombia Senior Notes 4.38% due 07/12/2021		1,550,000	1,670,900
Republic of Costa Rica Senior Notes 4.25% due 01/26/2023		1,270,000	1,209,675
Republic of Costa Rica Senior Notes 7.00% due 04/04/2044*		760,000	811,300
Republic of Croatia Senior Notes 5.50% due 04/04/2023*		500,000	521,850
Republic of Croatia Senior Notes 6.25% due 04/27/2017		1,210,000	1,299,963
Republic of Croatia Senior Notes 6.38% due 03/24/2021		590,000	649,000
Republic of El Salvador Senior Notes 5.88% due 01/30/2025		1,150,000	1,141,375

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount(16)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		$1,120,000	$1,223,600
Republic of Ghana Notes 7.88% due 08/07/2023*		555,000	537,656
Republic of Guatemala Senior Notes 4.88% due 02/13/2028		550,000	561,000
Republic of Guatemala Senior Notes 5.75% due 06/06/2022		1,000,000	1,102,500
Republic of Hungary Senior Notes 4.00% due 03/25/2019		500,000	513,476
Republic of Hungary Senior Notes 5.38% due 03/25/2024		470,000	506,425
Republic of Hungary Senior Notes 5.75% due 11/22/2023		1,280,000	1,408,000
Republic of Hungary Senior Notes 7.63% due 03/29/2041		892,000	1,161,830
Republic of Indonesia Senior Notes 3.75% due 04/25/2022		400,000	395,000
Republic of Indonesia Senior Notes 5.25% due 01/17/2042		700,000	709,625
Republic of Indonesia Senior Notes 5.88% due 01/15/2024*		575,000	654,781
Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	650,000	1,024,215
Republic of Italy Bonds 5.00% due 03/01/2022	EUR	1,900,000	3,036,249
Republic of Latvia Senior Notes 5.25% due 06/16/2021		1,040,000	1,166,745
Republic of Lithuania Senior Notes 5.13% due 09/14/2017		430,000	471,925
Republic of Lithuania Senior Notes 6.63% due 02/01/2022		1,000,000	1,216,250
Republic of Lithuania Senior Notes 7.38% due 02/11/2020		950,000	1,161,964
Republic of Panama Senior Notes 5.20% due 01/30/2020		964,000	1,074,860
Republic of Panama Senior Notes 6.70% due 01/26/2036		930,000	1,195,050
Republic of Panama Senior Notes 7.25% due 03/15/2015		152,000	157,700
Republic of Paraguay Notes 6.10% due 08/11/2044*		600,000	642,000

Security Description	Principal Amount(16)		Value (Note 2)

Sovereign (continued)
Republic of Peru Senior Notes 7.13% due 03/30/2019		$480,000	$582,000
Republic of Peru Senior Notes 8.20% due 08/12/2026	PEN	3,200,000	1,391,722
Republic of Peru Senior Notes 8.38% due 05/03/2016		276,000	309,810
Republic of Poland Bonds 4.00% due 10/25/2023	PLN	7,600,000	2,536,537
Republic of Poland Senior Notes 5.00% due 03/23/2022		425,000	477,275
Republic of Poland Bonds 5.25% due 10/25/2020	PLN	6,800,000	2,425,152
Republic of Portugal Notes 5.13% due 10/15/2024*		927,000	959,074
Republic of Serbia Senior Notes 5.25% due 11/21/2017		1,060,000	1,103,725
Republic of Serbia Senior Notes 7.25% due 09/28/2021		960,000	1,106,400
Republic of South Africa Senior Notes 4.67% due 01/17/2024		1,342,000	1,392,325
Republic of South Africa Senior Notes 5.38% due 07/24/2044		450,000	469,125
Republic of South Africa Senior Notes 5.88% due 05/30/2022		100,000	112,875
Republic of South Africa Senior Notes 5.88% due 09/16/2025		830,000	939,145
Republic of South Africa Senior Notes 6.25% due 03/08/2041		1,033,000	1,208,610
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022*		480,000	501,000
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		1,325,000	1,417,750
Republic of the Philippines Senior Notes 6.50% due 01/20/2020		302,000	359,002
Republic of the Philippines Senior Notes 7.75% due 01/14/2031		260,000	367,575
Republic of the Philippines Senior Notes 9.50% due 02/02/2030		520,000	833,300
Republic of Trinidad & Tobago Notes 4.38% due 01/16/2024*		400,000	434,000
Republic of Turkey Senior Notes 3.25% due 03/23/2023		430,000	402,157

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount(16)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Turkey Senior Notes 4.88% due 04/16/2043		$580,000	$562,600
Republic of Turkey Senior Notes 6.00% due 01/14/2041		1,200,000	1,326,000
Republic of Turkey Notes 6.63% due 02/17/2045		900,000	1,072,350
Republic of Turkey Senior Notes 6.88% due 03/17/2036		2,000	2,436
Republic of Turkey Bonds 9.50% due 01/12/2022	TRY	2,300,000	1,105,181
Republic of Ukraine Senior Notes 7.80% due 11/28/2022		756,000	661,500
Republic of Venezuela Senior Notes 7.00% due 12/01/2018		650,000	518,050
Republic of Venezuela Senior Notes 7.65% due 04/21/2025		55,000	38,363
Republic of Zambia Notes 5.38% due 09/20/2022		390,000	381,225
Russian Federation Senior Notes 5.88% due 09/16/2043*		600,000	600,120
Russian Federation Senior Notes 7.50% due 03/31/2030(3)		1,507,000	1,676,537
Slovak Republic Senior Notes 4.38% due 05/21/2022		520,000	559,692
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	2,300,000	3,710,593
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020	GBP	1,980,000	3,798,768
United Mexican States Senior Notes 2.75% due 04/22/2023	EUR	200,000	273,564
United Mexican States Senior Notes 3.50% due 01/21/2021		1,435,000	1,492,400
United Mexican States Senior Notes 4.75% due 03/08/2044		1,354,000	1,420,346
United Mexican States Senior Notes 5.63% due 01/15/2017		340,000	375,700
United Mexican States Bonds 10.00% due 12/05/2024	MXN	15,400,000	1,563,382

			103,021,999

Telephone - Integrated — 0.0%
Empresa de Telecomunicaciones de Bogota Senior Notes 7.00% due 01/17/2023*	COP	640,000,000	311,548

Total Foreign Government Obligations
(cost $101,175,111)			104,379,908

Security Description	Principal Amount(16)	Value (Note 2)

U.S. GOVERNMENT AGENCIES — 4.0%
Federal Home Loan Mtg. Corp. — 1.1%
2.50% due 01/01/2028	$405,298	$411,478
2.50% due 04/01/2028	863,883	877,062
3.00% due 04/01/2043	666,104	666,477
3.00% due 08/01/2043	927,293	923,805
3.50% due 02/01/2042	795,990	818,808
3.50% due 03/01/2042	497,677	511,932
3.50% due 04/01/2042	934,071	960,825
3.50% due 08/01/2042	863,637	890,054
3.50% due 09/01/2043	93,444	96,304
4.00% due 09/01/2040	178,571	189,088
4.50% due 02/01/2020	38,954	41,094
4.50% due 08/01/2020	17,049	17,987
4.50% due 03/01/2023	115,373	121,713
4.50% due 01/01/2039	43,166	46,627
4.50% due 06/01/2040	699,439	764,723
5.00% due 05/01/2034	136,176	152,021
5.00% due 03/01/2039	116,911	128,629
5.50% due 06/01/2022	66,735	73,540
5.50% due 07/01/2035	45,511	50,934
6.00% due 01/01/2030	1,587	1,784
6.00% due 03/01/2040	162,345	182,687
6.50% due 02/01/2036	24,945	28,117
Federal Home Loan Mtg. Corp. REMIC Series 3964, Class MD 2.00% due 01/15/2041(2)	110,260	107,222
Series 2626, Class SP FRS
6.50% due 02/15/2018(2)(9)	194,034	910
Series 3572, Class JS FRS
6.65% due 09/15/2039(2)(9)	505,327	76,262
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN2, Class M2 1.81% due 04/25/2024(2)	250,000	245,049
Series 2014-DN1, Class M2
2.36% due 02/25/2024(2)	203,000	206,098

		8,591,230

Federal National Mtg. Assoc. — 2.7%
3.00% due 10/01/2027	448,119	465,551
3.00% due 12/01/2027	508,717	528,007
3.00% due 03/01/2042	472,286	471,818
3.00% due 12/01/2042	259,800	259,865
3.00% due 05/01/2043	562,103	560,849
3.00% due September TBA	2,345,000	2,334,741
3.50% due 09/01/2026	523,763	554,494
3.50% due 08/01/2027	234,735	248,379
3.50% due 10/01/2028	459,454	486,785
3.50% due 06/01/2042	394,919	407,090
3.50% due 07/01/2042	137,722	140,455
3.50% due 08/01/2042	914,260	935,527
3.50% due 09/01/2042	923,836	952,309
3.50% due September TBA	838,000	862,852
4.00% due 11/01/2025	280,488	300,123
4.00% due 06/01/2039	545,459	582,408
4.00% due 09/01/2040	568,877	603,616
4.00% due 10/01/2041	284,647	302,029
4.00% due 11/01/2041	657,086	697,477
4.00% due 01/01/2042	503,055	534,139
4.00% due 10/01/2043	33,905	35,976
4.00% due 12/01/2043	480,903	513,187
4.00% due September TBA	1,011,000	1,071,502
4.50% due 06/01/2019	34,380	36,406
4.50% due 01/01/2039	38,268	41,341
4.50% due 07/01/2040	549,580	596,210

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due 11/01/2040	$149,557	$161,748
4.50% due 05/01/2041	182,276	196,917
4.50% due 03/01/2042	672,566	727,727
4.50% due September TBA	300,000	324,000
5.00% due 03/15/2016	163,000	174,370
5.00% due 01/01/2023	106,243	115,242
5.00% due 04/01/2023	75,564	81,963
5.00% due 03/01/2037	38,431	42,635
5.00% due 05/01/2040	723,465	801,739
5.00% due 06/01/2040	173,662	191,727
5.00% due 07/01/2040	265,411	293,040
5.00% due September TBA	200,000	220,559
5.50% due 08/01/2037	684,765	762,953
5.50% due 06/01/2038	95,904	107,330
6.00% due 02/01/2032	3,813	4,295
6.00% due 10/01/2034	151	171
6.00% due 10/01/2037	58,641	66,038
6.00% due 11/01/2037	209,381	235,895
6.00% due 09/01/2038	175,770	198,721
6.00% due 11/01/2038	55,711	62,817
6.00% due 06/01/2040	48,357	54,469
6.50% due 11/01/2037	128,802	151,807
6.50% due 10/01/2038	179,448	205,192
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C02 2M1 1.11% due 05/25/2024(2)	174,390	172,603
Series 2014-C01, Class M1
1.76% due 01/25/2024(2)	221,021	222,369
Series 2013-C01, Class M1
2.16% due 10/25/2023(2)	286,367	290,317
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(2)	219,394	219,073

		20,608,853

Government National Mtg. Assoc. — 0.1%
4.00% due 03/20/2044	239,847	255,954
6.00% due 08/15/2039	736,744	830,445

		1,086,399

Tennessee Valley Authority — 0.1%
Tennessee Valley Authority 1.75% due 10/15/2018	395,000	397,375

Total U.S. Government Agencies
(cost $30,351,091)		30,683,857

U.S. GOVERNMENT TREASURIES — 11.0%
United States Treasury Bonds — 1.8%
3.13% due 02/15/2043	4,486,000	4,528,056
3.38% due 05/15/2044	398,000	420,885
3.63% due 02/15/2044	4,429,000	4,902,349
3.75% due 11/15/2043	532,000	601,991
4.38% due 02/15/2038	913,000	1,132,262
4.50% due 02/15/2036	1,650,000	2,080,289
5.25% due 11/15/2028	67,000	87,760

		13,753,592

United States Treasury Notes — 9.2%
0.08% due 01/31/2016 FRS	2,737,000	2,737,274
0.13% due 04/15/2018 TIPS(15)	1,558,887	1,591,161
0.25% due 05/31/2015	12,019,000	12,034,024
0.25% due 10/31/2015	673,000	673,604
0.38% due 01/31/2016	3,500,000	3,505,607
0.38% due 02/15/2016	2,300,000	2,302,696

Security Description	Principal Amount(16)	Value (Note 2)

United States Treasury Notes (continued)
0.38% due 05/31/2016	$2,296,000	$2,294,923
0.63% due 09/30/2017	3,254,000	3,215,359
0.75% due 02/28/2018	1,190,000	1,171,406
1.00% due 10/31/2016	1,825,000	1,840,399
1.50% due 07/31/2016	22,150,000	22,575,701
1.63% due 04/30/2019	12,000,000	12,023,436
1.63% due 08/15/2022	191,000	183,584
2.00% due 02/15/2022	191,000	189,791
2.50% due 05/15/2024	2,106,000	2,136,110
2.75% due 02/15/2024	650,000	674,172
3.63% due 08/15/2019	52,000	56,936
3.88% due 05/15/2018	57,000	62,375

		69,268,558

Total U.S. Government Treasuries
(cost $82,241,579)		83,022,150

LOANS(10)(11) — 1.5%
Aerospace/Defense — 0.1%
SI Organization, Inc. FRS 1st Lien 5.75% due 11/23/2019	914,082	917,510
SI Organization, Inc. FRS BTL-Delayed Draw 0.75% due 07/15/2015(20)	120,910	121,364

		1,038,874

Computer Services — 0.2%
Sungard Availability Services Capital, Inc. FRS BTL 6.00% due 03/31/2019	1,437,838	1,414,473

Computer Software — 0.2%
Vertafore, Inc. FRS 1st Lien 4.25% due 10/03/2019	1,551,296	1,547,741

Electric - Distribution — 0.2%
Cedar Bay Generating Co. LP FRS BTL- 1st Lien 6.25% due 04/23/2020	1,523,557	1,527,366

Medical - Drugs — 0.3%
Auxilium Pharmaceuticals, Inc. FRS BTL 6.25% due 04/26/2017	1,990,092	1,950,290

Medical - Hospitals — 0.2%
Ardent Medical Services, Inc. FRS BTL-B 6.75% due 07/02/2018	1,518,530	1,519,479

Oil Companies - Exploration & Production — 0.1%
American Energy-Marcellus LLC FRS 2nd Lien 8.50% due 07/09/2021	298,693	300,436
Sabine Oil & Gas LLC FRS 2nd Lien 8.75% due 12/31/2018	647,315	656,620

		957,056

Semiconductor Components - Integrated Circuits — 0.2%
SunEdison Semiconductor, Inc. 1st Lien 6.50% due 05/22/2019	1,170,732	1,164,146

Total Loans
(cost $11,130,082)		11,119,425

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

Security Description	Shares/ Principal Amount(16)	Value (Note 2)

MUNICIPAL BONDS & NOTES — 0.3%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	$488,000	$527,181
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	815,000	856,549
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	438,000	508,159

Total Municipal Bonds & Notes
(cost $1,736,227)		1,891,889

COMMON STOCKS — 0.0%
Power Converter/Supply Equipment — 0.0%
TPT Acquisition, Inc.†(5)(6)	14,640	219,600

Television — 0.0%
ION Media Networks, Inc.†(5)(6)	316	137,776

Total Common Stocks
(cost $219,603)		357,376

PREFERRED SECURITIES — 0.3%
Diversified Banking Institutions — 0.1%
Citigroup, Inc. Series J 7.13%	37,025	1,030,776

Electric - Integrated — 0.1%
Entergy Louisiana LLC 4.70%	14,900	334,356

Federal Home Loan Mtg. Corp. — 0.0%
Federal Home Loan Mtg. Corp. VRS Series Z 8.38%	5,100	59,415

Telecom Services — 0.1%
Qwest Corp. 6.13%#	28,275	673,228

Total Preferred Securities
(cost $2,083,654)		2,097,775

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.2%
Banks - Commercial — 0.1%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(7)	584,000	560,231

Banks - Super Regional — 0.2%
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(7)	800,000	803,040
Wells Fargo & Co. FRS Series S 5.90% due 06/15/2024(7)	536,000	561,460
Wells Fargo Capital X 5.95% due 12/01/2086	276,000	281,520

		1,646,020

Diversified Banking Institutions — 0.7%
Credit Suisse Group AG VRS 7.50% due 12/11/2023*(7)	680,000	737,800
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(7)	634,000	628,710

Security Description	Principal Amount(16)	Value (Note 2)

Diversified Banking Institutions (continued)
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(7)	$1,693,000	$1,731,093
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(7)	741,000	819,731
Societe Generale SA VRS 6.00% due 01/27/2020*(7)	1,311,000	1,252,005

		5,169,339

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(6)	101,000	10

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	683,000	678,219

Financial Guarantee Insurance — 0.3%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	2,372,000	2,147,134

Food - Dairy Products — 0.2%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	1,800,000	1,872,000

Insurance - Life/Health — 0.3%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	1,923,000	2,062,417

Insurance - Multi-line — 0.1%
MetLife, Inc. 6.40% due 12/15/2066	755,000	851,263

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	1,149,000	1,245,515

Total Preferred Securities/Capital Securities
(cost $15,362,115)		16,232,148

Total Long-Term Investment Securities
(cost $704,569,804)		717,534,563

SHORT-TERM INVESTMENT SECURITIES — 6.3%
Registered Investment Companies — 1.9%
State Street Navigator Securities Lending Prime Portfolio(17)	14,797,157	14,797,157

Time Deposits — 4.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/02/2014	33,121,000	33,121,000

Total Short-Term Investment Securities
(cost $47,918,157)		47,918,157

TOTAL INVESTMENTS
(cost $752,487,961)(18)	101.4%	765,452,720
Liabilities in excess of other assets	(1.4)	(10,360,864)

NET ASSETS —	100.0%	$755,091,856

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2014, the aggregate value of these securities was $210,923,581 representing 27.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2014 — (continued)

(2)	Collateralized Mortgage Obligation
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Security in default of interest and principal at maturity.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(6)	Illiquid security. At August 31, 2014, the aggregate value of these securities was $448,308 representing 0.1% of net assets.
(7)	Perpetual maturity – maturity date reflects the next call date.
(8)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities or cash at the discretion of the issuer.
(9)	Interest Only
(10)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(11)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(12)	Company has filed for Chapter 7 bankruptcy.
(13)	Security in default of interest.
(14)	Company has filed for bankruptcy protection in country of issuance.
(15)	Principal amount of security is adjusted for inflation.
(16)	Denominated in United States Dollars unless otherwise indicated.
(17)	At August 31, 2014, the Fund had loaned securities with a total value of $14,483,504. This was secured by collateral of $14,797,157 which was received in cash and subsequently invested in short-term investments currently valued at $14,797,157 as reported in the portfolio of investments
(18)	See Note 5 for cost of investments on a tax basis.
(19)	Subsequent to August 31, 2014, security is in default and did not pay principal or interest at maturity.
(20)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 12.

BTL—Bank Term Loan

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at August 31, 2014 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

BRL—Brazilian Real

CAD—Canadian Dollar

COP—Columbian Peso

EUR—Euro

GBP—British Pound

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

TRY—Turkish Lira

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$5,577,587	$—	$5,577,587
U.S. Corporate Bonds & Notes:
Gambling (Non-Hotel)	—	—	90,836	90,836
Recycling	—	—	61	61
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	329,677,090	—	329,677,090
Foreign Corporate Bonds & Notes
Special Purpose Entities	—	574,219	0	574,219
Other Industries*	—	131,830,242	—	131,830,242
Foreign Government Obligations:
Sovereign	—	103,021,999	—	103,021,999
Other Foreign Government Obligations*	—	1,357,909	—	1,357,909
U.S. Government Agencies	—	30,683,857	—	30,683,857
U.S. Government Treasuries:
United States Treasury Bonds	—	13,753,592	—	13,753,592
United States Treasury Notes	—	69,268,558	—	69,268,558
Loans	—	11,119,425	—	11,119,425
Municipal Bonds & Notes	—	1,891,889	—	1,891,889
Common Stocks	—	—	357,376	357,376
Preferred Securities	2,097,775	—	—	2,097,775
Preferred Securities/Capital Securities	—	16,232,148	—	16,232,148
Short-Term Investment Securities:
Registered Investment Companies	14,797,157	—	—	14,797,157
Time Deposits	—	33,121,000	—	33,121,000

Total	$16,894,932	$748,109,515	$448,273	$765,452,720

*	Sum of all other industries or government obligations each of which individually has an aggregate value of less than 5% of net assets. For a detailed presentation of securities by industry or government obligation classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See	Notes to Financial Statements

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2014

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND
ASSETS:
Investments at value (unaffiliated)*†	$–	$87,235,754	$–	$979,671,661	$418,556,182
Investments at value (affiliated)*	512,128,286	–	322,746,797	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	11,719,000

Total investments	512,128,286	87,235,754	322,746,797	979,671,661	430,275,182

Cash	76,168	–	85,844	–	770
Foreign cash*	–	–	–	–	87,953
Due from broker	–	–	–	–	175,649
Receivable for:
Trust shares sold	379,837	5,034	205,455	648,763	102,889
Dividends and interest	–	74,541	–	5,815,394	6,814,486
Investments sold	–	–	–	16,515,123	2,446,399
Payments on swap contracts	–	–	–	–	39,548
Securities lending income	–	–	–	5,126	14,380
Prepaid expenses and other assets	9,670	7,984	7,482	19,558	14,984
Due from investment adviser for expense reimbursements/fee waivers	17,019	9,371	12,533	17,014	19,404
Variation margin on futures contracts	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	56,026
Swap premiums paid	–	–	–	–	312,567
Unrealized appreciation on swap contracts	–	–	–	–	1,828

TOTAL ASSETS	512,610,980	87,332,684	323,058,111	1,002,692,639	440,362,065

LIABILITIES:
Payable for:
Trust shares reaquired	10,044	3,022	6,419	35,196	11,327
Investments purchased	369,792	–	199,036	50,470,371	1,553,601
Payments on swap contracts	–	–	–	–	1,977
Investment advisory and management fees	42,647	39,961	26,987	352,046	221,214
Shareholder services	–	18,164	–	201,450	89,518
Administrative service fees	–	4,904	–	54,392	24,170
Transfer agent fees and expenses	403	806	403	806	806
Trustees’ fees and expenses	6,768	4,033	4,611	14,326	10,482
Other accrued expenses	68,340	47,750	56,884	120,490	80,983
Accrued foreign tax on capital gains	–	–	–	–	–
Line of credit	–	–	–	–	–
Collateral upon return of securities loaned	–	–	–	4,717,527	17,525,510
Due to custodian	–	49	–	27,154	–
Due to broker	–	–	–	–	354,489
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	3,910
Swap premiums received	–	–	–	–	23,109
Unrealized depreciation on swap contracts	–	–	–	–	2,242
Commitments (Note 12)	–	–	–	–	–

TOTAL LIABILITIES	497,994	118,689	294,340	55,993,758	19,903,338

NET ASSETS	$512,112,986	$87,213,995	$322,763,771	$946,698,881	$420,458,727

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$425,456	$54,907	$246,008	$853,636	$530,180
Additional paid in capital	389,242,885	66,624,356	279,276,477	908,374,034	414,810,051
Accumulated undistributed net investment income (loss)	8,420,125	270,269	7,269,682	21,877,895	21,045,526
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	34,304,179	(667,988)	13,208,900	(1,340,294)	(26,337,966)
Unrealized appreciation (depreciation) on investments	79,720,341	20,932,451	22,762,704	16,933,610	10,360,739
Unrealized appreciation (depreciation) on swap, futures contracts and options contracts	–	–	–	–	(414)
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	50,611
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$512,112,986	$87,213,995	$322,763,771	$946,698,881	$420,458,727

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	42,545,640	5,490,661	24,600,786	85,363,632	53,018,024
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.04	$15.88	$13.12	$11.09	$7.93

* Cost
Investments (unaffiliated)	$–	$66,303,303	$–	$962,738,051	$408,195,443

Investments (affiliated)	$432,407,945	$–	$299,984,093	$–	$–

Foreign cash	$–	$–	$–	$–	$88,035

† Including securities on loan	$–	$–	$–	$4,619,214	$17,182,891

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2014 — (continued)

	INTERNATIONAL OPPORTUNITIES FUND	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND
ASSETS:
Investments at value (unaffiliated)*†	$579,428,606	$221,507,662	$166,307,176	$934,083,239	$–
Investments at value (affiliated)*	–	–	–	–	798,551,416
Repurchase agreements (cost approximates value)	4,616,000	–	698,000	39,854,000	–

Total investments	584,044,606	221,507,662	167,005,176	973,937,239	798,551,416

Cash	2,173	91,530	50	16,853	94,424
Foreign cash*	6,008,291	–	–	31	–
Due from broker	–	–	–	–	–
Receivable for:
Trust shares sold	36,402	17,159	7,067	79,403	471,836
Dividends and interest	1,284,651	402,035	66,595	984,357	–
Investments sold	6,798,535	674,245	491,035	3,680,935	–
Payments on swap contracts	–	–	–	–	–
Securities lending income	6,302	659	612	6,583	–
Prepaid expenses and other assets	27,788	20,573	16,294	33,617	13,412
Due from investment adviser for expense reimbursements/fee waivers	109,858	15,402	63,190	778	24,637
Variation margin on futures contracts	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–
Swap premiums paid	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–

TOTAL ASSETS	598,318,606	222,729,265	167,650,019	978,739,796	799,155,725

LIABILITIES:
Payable for:
Trust shares reaquired	53,534	17,396	34,374	183,063	17,980
Investments purchased	3,144,949	295,699	779,551	2,762,266	453,856
Payments on swap contracts	–	–	–	–	–
Investment advisory and management fees	405,636	92,065	101,375	556,045	66,616
Shareholder services	124,107	46,032	33,930	200,798	–
Administrative service fees	33,509	12,429	9,161	54,215	–
Transfer agent fees and expenses	604	705	705	806	403
Trustees’ fees and expenses	22,555	9,548	7,073	27,736	10,455
Other accrued expenses	125,116	60,603	52,371	105,335	85,390
Accrued foreign tax on capital gains	169,908	–	–	–	–
Line of credit	203,601	–	–	–	–
Collateral upon return of securities loaned	7,404,462	742,050	3,358,715	5,258,978	–
Due to custodian	–	–	–	–	–
Due to broker	–	–	–	–	–
Swap premiums received	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–
Commitments (Note 12)	–	–	–	–	–

TOTAL LIABILITIES	11,687,981	1,276,527	4,377,255	9,149,242	634,700

NET ASSETS	$586,630,625	$221,452,738	$163,272,764	$969,590,554	$798,521,025

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$378,513	$125,968	$161,183	$385,513	$511,523
Additional paid in capital	616,703,906	229,465,092	126,278,684	620,302,779	645,512,167
Accumulated undistributed net investment income (loss)	4,866,863	2,784,804	(581,977)	2,090,378	14,780,356
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(125,159,447)	(59,983,412)	23,029,459	90,408,685	43,204,561
Unrealized appreciation (depreciation) on investments	90,024,544	49,060,286	14,385,415	256,403,797	94,512,418
Unrealized appreciation (depreciation) on swap, futures contracts and options contracts	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(13,846)	–	–	(598)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	(169,908)	–	–	–	–

NET ASSETS	$586,630,625	$221,452,738	$163,272,764	$969,590,554	$798,521,025

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	37,851,255	12,596,756	16,118,322	38,551,328	51,152,290
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$15.50	$17.58	$10.13	$25.15	$15.61

* Cost
Investments (unaffiliated)	$489,404,062	$172,447,376	$151,921,761	$677,679,442	$–

Investments (affiliated)	$–	$–	$–	$–	$704,038,998

Foreign cash	$5,995,866	$–	$–	$31	$–

† Including securities on loan	$7,020,003	$728,693	$3,203,432	$5,156,969	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2014 — (continued)

	MONEY MARKET II FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
ASSETS:
Investments at value (unaffiliated)*†	$168,123,606	$130,879,996	$566,915,945	$805,096,934	$765,452,720
Investments at value (affiliated)*	–	–	–	–	–
Repurchase agreements (cost approximates value)	2,576,000	–	10,357,000	3,251,000	–

Total investments	170,699,606	130,879,996	577,272,945	808,347,934	765,452,720

Cash	204	467	6,174	–	–
Foreign cash*	–	–	–	–	791,595
Due from broker	–	–	–	–	–
Receivable for:
Trust shares sold	92,908	20,301	17,035	8,290	22,441
Dividends and interest	40,232	24,293	528,466	1,130,545	9,474,696
Investments sold	–	151,992	501,654	–	3,868,824
Payments on swap contracts	–	–	–	–	–
Securities lending income	–	24,688	24,408	13,219	16,691
Prepaid expenses and other assets	18,128	8,138	20,559	30,913	22,055
Due from investment adviser for expense reimbursements/fee waivers	73,438	10,302	49,849	32,471	–
Variation margin on futures contracts	–	–	44,020	52,170	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–
Swap premiums paid	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–

TOTAL ASSETS	170,924,516	131,120,177	578,465,110	809,615,542	779,649,022

LIABILITIES:
Payable for:
Trust shares reaquired	195,217	16,922	69,465	94,817	17,618
Investments purchased	–	–	1,212,939	–	8,887,863
Payments on swap contracts	–	–	–	–	–
Investment advisory and management fees	36,529	79,599	305,198	141,290	324,649
Shareholder services	36,529	23,548	115,751	141,290	159,128
Administrative service fees	9,863	6,358	31,253	38,148	42,965
Transfer agent fees and expenses	302	806	705	302	906
Trustees’ fees and expenses	12,074	4,324	15,168	25,585	17,946
Other accrued expenses	58,690	50,198	79,422	86,772	113,138
Accrued foreign tax on capital gains	–	–	–	–	–
Line of credit	–	–	–	–	–
Collateral upon return of securities loaned	–	17,031,365	18,465,177	129,852,196	14,797,157
Due to custodian	–	–	–	511	74,886
Due to broker	–	–	–	–	–
Swap premiums received	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–
Commitments (Note 12)	–	–	–	–	120,910

TOTAL LIABILITIES	349,204	17,213,120	20,295,078	130,380,911	24,557,166

NET ASSETS	$170,575,312	$113,907,057	$558,170,032	$679,234,631	$755,091,856

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$1,708,295	$70,013	$335,164	$366,045	$641,489
Additional paid in capital	169,150,469	86,511,712	388,629,261	500,170,616	706,389,803
Accumulated undistributed net investment income (loss)	(5,309)	(599,835)	2,561,908	8,341,402	28,340,832
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(278,143)	11,409,057	66,286,074	(26,223,859)	6,781,527
Unrealized appreciation (depreciation) on investments	–	16,516,110	100,298,098	195,920,138	12,964,759
Unrealized appreciation (depreciation) on swap, futures contracts and options contracts	–	–	59,516	660,289	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	11	–	(26,554)
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$170,575,312	$113,907,057	$558,170,032	$679,234,631	$755,091,856

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	170,829,543	7,001,277	33,516,417	36,604,461	64,148,879
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$1.00	$16.27	$16.65	$18.56	$11.77

* Cost
Investments (unaffiliated)	$168,123,606	$114,363,886	$466,617,847	$609,176,796	$752,487,961

Investments (affiliated)	$–	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$801,008

† Including securities on loan	$–	$16,944,797	$18,181,202	$149,011,125	$14,483,504

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2014

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$942,558	$–	$123,401	$345,064
Dividends (affiliated)	7,731,706	–	6,918,494	–	–
Securities lending income	–	–	–	5,126	14,380
Interest (unaffiliated)	–	137	–	26,698,771	24,343,554

Total investment income*	7,731,706	942,695	6,918,494	26,827,298	24,702,998

EXPENSES:
Investment advisory and management fees	465,359	448,517	292,591	3,910,752	2,465,051
Administrative service fee	–	55,196	–	602,485	269,590
Shareholder services fee	–	203,872	–	2,225,470	995,855
Transfer agent fees and expenses	1,715	3,499	1,715	3,499	3,499
Custodian and accounting fees	12,513	18,561	12,500	83,870	36,584
Reports to shareholders	65,521	11,820	39,750	127,450	56,359
Audit and tax fees	29,906	33,180	29,906	45,389	39,895
Legal fees	16,957	9,239	13,378	26,443	16,298
Trustees’ fees and expenses	39,583	8,436	24,941	75,382	33,867
Interest expense	–	–	–	–	–
Other expenses	11,880	14,317	11,433	22,981	17,797

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	643,434	806,637	426,214	7,123,721	3,934,795

Fees waived and expenses reimbursed by investment advisor (Note 3)	(178,075)	(113,472)	(133,622)	(269,273)	(110,715)
Fees paid indirectly (Note 7)	–	(5,613)	–	–	–

Net expenses	465,359	687,552	292,592	6,854,448	3,824,080

Net investment income (loss)	7,266,347	255,143	6,625,902	19,972,850	20,878,918

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	–	9,294,789	–	5,232,221	2,254,302
Net realized gain (loss) on investments (affiliated)	29,731,056	–	10,473,612	–	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	10,634,120	–	4,247,302	–	–
Net realized gain (loss) on futures and swap contracts	–	–	–	–	136,874
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	317,782

Net realized gain (loss) on investments and foreign currencies	40,365,176	9,294,789	14,720,914	5,232,221	2,708,958

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	–	7,595,048	–	30,471,351	10,414,451
Change in unrealized appreciation (depreciation) on investments (affiliated)	30,661,574	–	14,470,364	–	–
Change in unrealized appreciation (depreciation) on futures and swap contracts	–	–	–	–	(414)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	40,998
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	30,661,574	7,595,048	14,470,364	30,471,351	10,455,035

Net realized and unrealized gain (loss) on investments and foreign currencies	71,026,750	16,889,837	29,191,278	35,703,572	13,163,993

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$78,293,097	$17,144,980	$35,817,180	$55,676,422	$34,042,911

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$–	$(553)	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2014 — (continued)

	INTERNATIONAL OPPORTUNITIES FUND	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$11,793,423	$4,427,073	$593,743	$11,940,360	$–
Dividends (affiliated)	–	–	–	–	13,855,021
Securities lending income	6,302	659	612	6,583	–
Interest (unaffiliated)	2,185	2,085	3	505	–

Total investment income*	11,801,910	4,429,817	594,358	11,947,448	13,855,021

EXPENSES:
Investment advisory and management fees	4,702,151	1,046,811	1,158,234	6,516,200	713,997
Administrative service fee	389,435	141,718	104,739	636,975	–
Shareholder services fee	1,438,172	523,406	386,869	2,352,385	–
Transfer agent fees and expenses	1,690	3,056	3,056	3,072	1,715
Custodian and accounting fees	158,342	18,434	14,661	59,786	12,500
Reports to shareholders	88,822	29,331	70,739	179,549	99,924
Audit and tax fees	67,002	33,338	33,212	33,733	29,906
Legal fees	45,870	11,788	14,772	28,543	22,082
Trustees’ fees and expenses	50,634	18,326	13,244	81,307	60,038
Interest expense	486	124	33	–	–
Other expenses	27,413	17,640	16,243	27,951	15,214

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	6,970,017	1,843,972	1,815,802	9,919,501	955,376

Fees waived and expenses reimbursed by investment advisor (Note 3)	(1,217,255)	(148,133)	(500,446)	(39,486)	(241,378)
Fees paid indirectly (Note 7)	(566)	(20,982)	(18,747)	(8,343)	–

Net expenses	5,752,196	1,674,857	1,296,609	9,871,672	713,998

Net investment income (loss)	6,049,714	2,754,960	(702,251)	2,075,776	13,141,023

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	52,449,238	24,612,868	24,004,505	93,536,471	–
Net realized gain (loss) on investments (affiliated)	–	–	–	–	35,917,798
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	–	–	–	–	13,632,710
Net realized gain (loss) on futures and swap contracts	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(288,970)	156	(12)	(3,486)	–

Net realized gain (loss) on investments and foreign currencies	52,160,268	24,613,024	24,004,493	93,532,985	49,550,508

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	13,736,507	14,546,846	(4,477,542)	103,386,123	–
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	42,200,607
Change in unrealized appreciation (depreciation) on futures and swap contracts	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	81,003	–	31	(559)	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(125,374)	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	13,692,136	14,546,846	(4,477,511)	103,385,564	42,200,607

Net realized and unrealized gain (loss) on investments and foreign currencies	65,852,404	39,159,870	19,526,982	196,918,549	91,751,115

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$71,902,118	$41,914,830	$18,824,731	$198,994,325	$104,892,138

* Net of foreign withholding taxes on interest and dividends of	$821,725	$22,734	$–	$126,093	$–

** Net of foreign withholding taxes on capital gains of	$40,987	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2014 — (continued)

	MONEY MARKET II FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$361,815	$8,112,651	$11,808,493	$131,288
Dividends (affiliated)	–	–	–	–	–
Securities lending income	–	24,688	24,408	13,219	16,691
Interest (unaffiliated)	287,111	196	835	3,304	36,022,529

Total investment income*	287,111	386,699	8,137,894	11,825,016	36,170,508

EXPENSES:
Investment advisory and management fees	456,335	977,842	3,597,078	1,595,067	3,715,357
Administrative service fee	123,597	78,439	369,431	431,893	491,221
Shareholder services fee	456,334	289,692	1,364,261	1,595,067	1,814,087
Transfer agent fees and expenses	1,297	3,499	3,056	1,186	3,828
Custodian and accounting fees	13,140	22,364	78,362	26,657	95,885
Reports to shareholders	25,186	17,594	75,813	90,573	99,457
Audit and tax fees	39,144	33,290	34,266	34,005	45,388
Legal fees	11,090	10,016	18,150	19,857	21,807
Trustees’ fees and expenses	16,476	10,194	47,619	54,963	62,961
Interest expense	–	16	–	–	–
Other expenses	11,203	15,818	24,652	24,901	22,795

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	1,153,802	1,458,764	5,612,688	3,874,169	6,372,786

Fees waived and expenses reimbursed by investment advisor (Note 3)	(884,960)	(114,594)	(428,497)	(301,218)	–
Fees paid indirectly (Note 7)	–	(4,825)	(33,625)	–	–

Net expenses	268,842	1,339,345	5,150,566	3,572,951	6,372,786

Net investment income (loss)	18,269	(952,646)	2,987,328	8,252,065	29,797,722

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	3,813	12,662,998	69,413,628	56,432,060	6,488,826
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	–	–	–	–	–
Net realized gain (loss) on futures and swap contracts	–	–	740,502	2,706,325	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	(80)	–	(35,292)

Net realized gain (loss) on investments and foreign currencies	3,813	12,662,998	70,154,050	59,138,385	6,453,534

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	–	(1,491,826)	17,511,288	81,207,589	32,038,697
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures and swap contracts	–	–	178,600	1,139,201	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	32	–	25,165
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	–	(1,491,826)	17,689,920	82,346,790	32,063,862

Net realized and unrealized gain (loss) on investments and foreign currencies	3,813	11,171,172	87,843,970	141,485,175	38,517,396

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,082	$10,218,526	$90,831,298	$149,737,240	$68,315,118

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$25,933	$1,571	$(3,671)

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND		CAPITAL APPRECIATION FUND		CONSERVATIVE GROWTH LIFESTYLE FUND		CORE BOND FUND
	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$7,266,347	$3,984,727	$255,143	$380,861	$6,625,902	$5,012,690	$19,972,850	$13,759,112
Net realized gain (loss) on investments and foreign currencies	40,365,176	14,760,265	9,294,789	4,781,360	14,720,914	9,156,128	5,232,221	5,721,536
Net unrealized gain (loss) on investments and foreign currencies	30,661,574	24,538,525	7,595,048	5,550,009	14,470,364	(3,924,840)	30,471,351	(34,502,375)

Net increase (decrease) in net assets resulting from operations	78,293,097	43,283,517	17,144,980	10,712,230	35,817,180	10,243,978	55,676,422	(15,021,727)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,505,168)	(4,428,478)	(366,049)	(273,434)	(5,887,996)	(4,151,140)	(17,230,746)	(16,851,636)
Net realized gain on securities	(4,182,865)	–	–	–	(7,929,644)	(3,997,840)	(6,638,175)	(10,498,195)

Total distributions to shareholders	(8,688,033)	(4,428,478)	(366,049)	(273,434)	(13,817,640)	(8,148,980)	(23,868,921)	(27,349,831)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	43,375,246	46,623,084	340,301	243,262	38,403,796	58,131,105	142,107,878	177,453,805

TOTAL INCREASE (DECREASE) IN NET ASSETS	112,980,310	85,478,123	17,119,232	10,682,058	60,403,336	60,226,103	173,915,379	135,082,247
NET ASSETS:
Beginning of period	399,132,676	313,654,553	70,094,763	59,412,705	262,360,435	202,134,332	772,783,502	637,701,255

End of period†	$512,112,986	$399,132,676	$87,213,995	$70,094,763	$322,763,771	$262,360,435	$946,698,881	$772,783,502

† Includes accumulated undistributed net investment income (loss) of	$8,420,125	$4,250,318	$270,269	$379,793	$7,269,682	$5,720,016	$21,877,895	$17,220,154

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	HIGH YIELD BOND FUND		INTERNATIONAL OPPORTUNITIES FUND		LARGE CAP VALUE FUND		MID CAP GROWTH FUND
	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$20,878,918	$19,655,379	$6,049,714	$5,585,195	$2,754,960	$2,428,210	$(702,251)	$47,783
Net realized gain (loss) on investments and foreign currencies	2,708,958	4,800,648	52,160,268	39,660,819	24,613,024	15,957,269	24,004,493	14,200,423
Net unrealized gain (loss) on investments and foreign currencies	10,455,035	(7,315,119)	13,692,136	41,090,581	14,546,846	20,915,484	(4,477,511)	6,005,422

Net increase (decrease) in net assets resulting from operations	34,042,911	17,140,908	71,902,118	86,336,595	41,914,830	39,300,963	18,824,731	20,253,628

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(19,808,145)	(17,421,859)	(7,277,253)	(10,343,419)	(2,408,346)	(2,012,482)	(105,680)	(140,998)
Net realized gain on securities	–	–	–	–	–	–	(13,615,676)	(1,557,189)

Total distributions to shareholders	(19,808,145)	(17,421,859)	(7,277,253)	(10,343,419)	(2,408,346)	(2,012,482)	(13,721,356)	(1,698,187)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	64,473,241	57,214,111	(2,497,342)	(44,696,736)	(6,561,412)	536,991	25,584,912	(28,756,051)

TOTAL INCREASE (DECREASE) IN NET ASSETS	78,708,007	56,933,160	62,127,523	31,296,440	32,945,072	37,825,472	30,688,287	(10,200,610)
NET ASSETS:
Beginning of period	341,750,720	284,817,560	524,503,102	493,206,662	188,507,666	150,682,194	132,584,477	142,785,087

End of period†	$420,458,727	$341,750,720	$586,630,625	$524,503,102	$221,452,738	$188,507,666	$163,272,764	$132,584,477

† Includes accumulated undistributed net investment income (loss) of	$21,045,526	$19,340,117	$4,866,863	$6,096,904	$2,784,804	$2,438,034	$(581,977)	$(12,654)

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	MID CAP VALUE FUND		MODERATE GROWTH LIFESTYLE FUND		MONEY MARKET II FUND		SMALL CAP GROWTH FUND
	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$2,075,776	$3,069,344	$13,141,023	$8,299,612	$18,269	$17,900	$(952,646)	$(572,517)
Net realized gain (loss) on investments and foreign currencies	93,532,985	75,464,225	49,550,508	21,861,227	3,813	7,771	12,662,998	10,789,581
Net unrealized gain (loss) on investments and foreign currencies	103,385,564	105,475,633	42,200,607	17,384,504	–	–	(1,491,826)	14,098,335

Net increase (decrease) in net assets resulting from operations	198,994,325	184,009,202	104,892,138	47,545,343	22,082	25,671	10,218,526	24,315,399

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,838,127)	(3,119,387)	(9,639,062)	(7,680,482)	(18,269)	(17,900)	–	–
Net realized gain on securities	(56,626,113)	–	(18,691,684)	(7,772,482)	–	–	(9,287,508)	(7,237,663)

Total distributions to shareholders	(59,464,240)	(3,119,387)	(28,330,746)	(15,452,964)	(18,269)	(17,900)	(9,287,508)	(7,237,663)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(29,550,216)	(15,374,129)	115,774,643	121,745,755	(15,238,959)	(1,627,749)	10,950,877	3,786,342

TOTAL INCREASE (DECREASE) IN NET ASSETS	109,979,869	165,515,686	192,336,035	153,838,134	(15,235,146)	(1,619,978)	11,881,895	20,864,078
NET ASSETS:
Beginning of period	859,610,685	694,094,999	606,184,990	452,346,856	185,810,458	187,430,436	102,025,162	81,161,084

End of period†	$969,590,554	$859,610,685	$798,521,025	$606,184,990	$170,575,312	$185,810,458	$113,907,057	$102,025,162

† Includes accumulated undistributed net investment income (loss) of	$2,090,378	$2,855,328	$14,780,356	$9,256,467	$(5,309)	$(5,309)	$(599,835)	$(398,973)

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP VALUE FUND		SOCIALLY RESPONSIBLE FUND		STRATEGIC BOND FUND
	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$2,987,328	$4,454,453	$8,252,065	$8,973,663	$29,797,722	$27,364,540
Net realized gain (loss) on investments and foreign currencies	70,154,050	63,210,195	59,138,385	60,000,993	6,453,534	6,070,768
Net unrealized gain (loss) on investments and foreign currencies	17,689,920	49,311,120	82,346,790	37,906,685	32,063,862	(35,300,123)

Net increase (decrease) in net assets resulting from operations	90,831,298	116,975,768	149,737,240	106,881,341	68,315,118	(1,864,815)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,081,303)	(2,336,976)	(8,877,502)	(8,741,440)	(27,105,883)	(25,186,964)
Net realized gain on securities	(54,119,437)	(7,955,107)	–	–	(7,156,730)	(6,110,758)

Total distributions to shareholders	(59,200,740)	(10,292,083)	(8,877,502)	(8,741,440)	(34,262,613)	(31,297,722)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	19,173,971	(5,789,058)	(40,997,190)	(118,268,296)	31,636,802	97,701,951

TOTAL INCREASE (DECREASE) IN NET ASSETS	50,804,529	100,894,627	99,862,548	(20,128,395)	65,689,307	64,539,414
NET ASSETS:
Beginning of period	507,365,503	406,470,876	579,372,083	599,500,478	689,402,549	624,863,135

End of period†	$558,170,032	$507,365,503	$679,234,631	$579,372,083	$755,091,856	$689,402,549

† Includes accumulated undistributed net investment income (loss) of	$2,561,908	$4,399,224	$8,341,402	$8,966,748	$28,340,832	$27,066,467

See Notes to Financial Statements

VALIC Company II

NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization

VALIC Company II (the “Series” or “VC II”) was organized as a Delaware business trust on May 6, 1998, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). VC II is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 15 separate mutual funds (collectively the “Funds” or each a “Fund”), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*	Mid Cap Value Fund
Capital Appreciation Fund	Moderate Growth Lifestyle Fund*
Conservative Growth Lifestyle Fund*	Money Market II Fund
Core Bond Fund	Small Cap Growth Fund
High Yield Bond Fund	Small Cap Value Fund
International Opportunities Fund	Socially Responsible Fund
Large Cap Value Fund	Strategic Bond Fund
Mid Cap Growth Fund

*	The Lifestyle Funds represent “Fund of Funds” which invest in either the VALIC Company I (“VC I”) or VC II mutual funds.

Each Fund is diversified as defined by the 1940 Act.

Indemnifications. Under VC II’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, VC II enters into contracts that contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, VC II expects the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

A. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”) , etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of August 31, 2014 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter will be valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

B. Derivative Instruments

Forward Foreign Currency Contracts: Certain Funds may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the year ended August 31, 2014, the High Yield Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. As of August 31, 2014, the High Yield Bond Fund had open forward contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that a Fund has not yet received though the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the year ended August 31, 2014, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to attempt to increase or decrease exposure to equity markets. As of August 31, 2014, the following Funds had open futures contracts: Small Cap Value Fund and Socially Responsible Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since exchange-traded futures contracts are centrally cleared.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as an unrealized gain (loss). The daily change in valuation of centrally cleared swaps, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: Certain Funds may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. During the year ended August 31, 2014, the High Yield Bond Fund used credit default swaps to manage credit risk (i.e., hedging). As of August 31, 2014, the High Yield Bond Fund had open credit default swaps, which are reported on a schedule following the Fund’s Portfolio of Investments.

Credit default swaps are generally bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. The Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of August 31, 2014 for which a Fund is the seller of protection, if any, are disclosed on a schedule following the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

At August 31, 2014, the due to/from broker amount as disclosed in the Statements of Assets and Liabilities for the High Yield Bond Fund includes amounts set aside as collateral for open swap contracts.

Risks of Entering into Swap Agreements: Risks to the Funds of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, the Funds may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the sub-adviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Fund may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Financial Statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables represent the value of derivatives held as of August 31, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the year ended August 31, 2014. For a detailed presentation of derivatives held as of August 31, 2014, please refer to the Portfolio of Investments.

	High Yield Bond Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$56,026	Unrealized depreciation on forward foreign currency contracts	$3,910
Credit contracts(3)	Unrealized appreciation on swap contracts	1,828	Unrealized depreciation on swap contracts	2,242

		$57,854		$6,152

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statements of Operations	Realized Gain (Loss) on Derivatives Recognized in Statements of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$322,332	$42,406
Credit contracts(3)	Net realized gain (loss) on futures and swap contracts/Change in unrealized appreciation (depreciation) on futures and swap contracts	136,874	(414)

		$459,206	$41,992

(1)	The Fund’s derivative contracts held during the year ended August 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional par amount outstanding for forward currency contracts was $3,613,850.
(3)	The average notional amount outstanding for credit default swap contracts was $3,597,017.

	Small Cap Value Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$44,020	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statements of Operations	Realized Gain (Loss) on Derivatives Recognized in Statements of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Equity contracts(2)	Net realized gain (loss) on futures and swap contracts/Change in unrealized appreciation (depreciation) on futures and swap contracts	$740,502	$178,600

(1)	The Fund’s derivative contracts held during the year ended August 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $6,940,740.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $59,516 as reported in the Portfolio of Investments.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

	Socially Responsible Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$52,170	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statements of Operations	Realized Gain (Loss) on Derivatives Recognized in Statements of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Equity contracts(2)	Net realized gain (loss) on futures and swap contracts/Change in unrealized appreciation (depreciation) on futures and swap contracts	$2,706,325	$1,139,201

(1)	The Fund’s derivative contracts held during the year ended August 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $22,437,394.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $660,289 as reported in the Portfolio of Investments.

As of August 31, 2014, the following tables represent derivative and financial assets and liabilities (by type) on a gross basis and related collateral pledged for derivatives and financial instruments subject to master netting arrangements. If a Fund does not have a derivative or financial asset or liability a table will not be presented. Futures contracts are presented at the variation margin receivable or payable. The repurchase agreements and securities on loan held by a Fund as of August 31, 2014, are also subject to master netting agreements but are not included in the following tables. See the Portfolio of Investments and Notes to the Financial Statements for more information about a Fund’s holdings in repurchase agreements and securities on loan.

	High Yield Bond Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Assets:
Description:
Derivatives:
Foreign exchange contracts
Over the Counter	$56,026	$—	$56,026
Credit contracts
Centrally Cleared	314,395	—	314,395

Total derivatives, subject to a master netting arrangement or similar arrangement	$370,421	$—	$370,421

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statements of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Goldman Sachs & Co.	$314,395	$—	$—	$314,395
Standard Chartered Bank	56,026	—	—	56,026

Total	$370,421	$—	$—	$370,421

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset / liability in the table above.
#	Net amount represents the net amount due from / due to the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

	High Yield Bond Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Liabilities:
Description:
Derivatives:
Foreign exchange contracts
Over the Counter	$3,910	$—	$3,910
Credit contracts
Over the Counter	25,351	—	25,351

Total derivatives, subject to a master netting arrangement or similar arrangement	$29,261	$—	$29,261

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statements of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Bank of Montreal	$3,910	$—	$—	$3,910
Goldman Sachs & Co.	25,351	—	—	25,351

Total	$29,261	$—	$—	$29,261

	Small Cap Value Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Assets:
Description:
Derivatives:
Equity contracts
Exchange traded	$44,020	$—	$44,020

Total derivatives, subject to a master netting arrangement or similar arrangement	$44,020	$—	$44,020

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statements of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Citigroup Global Markets*.	$44,020	$—	$—	$44,020

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset / liability in the table above.
#	Net amount represents the net amount due from / due to the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Citigroup Global Markets as Futures Commission Merchant

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

	Socially Responsible Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Assets:
Description:
Derivatives:
Equity contracts
Exchange traded	$52,170	$—	$52,170

Total derivatives, subject to a master netting arrangement or similar arrangement	$52,170	$—	$52,170

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statements of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Citigroup Global Markets*	$52,170	$—	$—	$52,170

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset / liability in the table above.
#	Net amount represents the net amount due from / due to the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Citigroup Global Markets as Futures Commission Merchant

C. Stripped Mortgage-Backed Securities

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

D. Mortgage-Backed Dollar Rolls

During the year ended August 31, 2014, the Core Bond Fund and the Strategic Bond Fund entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Core Bond Fund and the Strategic Bond Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund‘s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund‘s obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the year ended August 31, 2014, the Core Bond Fund and the Strategic Bond Fund had realized gains (losses) from mortgage-backed dollar rolls of $455,282 and $35,111, respectively.

E. When-Issued Securities and Forward Commitments

The Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. During the year ended August 31, 2014, the Core Bond Fund and the Strategic Bond Fund purchased and/or sold when-issued securities.

F. Inflation-Indexed Bonds

Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statements of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statements of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

G. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Series’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.

As of August 31, 2014, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.

Fund	Percentage Ownership	Principal Amount
Money Market II	1.45%	$2,576,000
Socially Responsible	1.82%	3,251,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated August 29, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $178,255,000, a repurchase price of $178,255,000 and maturity date of September 2, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.75%	03/31/2018	$184,355,000	$181,820,119

H. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Funds are informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statements of Operations. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. For the Lifestyle Funds, distributions from income from underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Funds.

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the underlying Funds.

Dividends from net investment income, if any, are normally paid annually, except for the Money Market II Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011—2013 or expected to be taken in each Fund’s 2014 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2011.

I. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

J. Investment Securities Loaned

To realize additional income, a Fund, except for Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, and the Money Market II Fund, may lend portfolio securities with a value of up to 33 1/3% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. The Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statement of Operations as securities lending income.

K. New Accounting Pronouncements

In December 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”, which was subsequently clarified in ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” which was issued in January 2013. The amended Standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. All required changes to accounting policies have been made in accordance with ASU No. 2011-11 and 2013-01.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC, serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from VC II a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund	0.55% on first $1 billion
0.525% on assets over $1 billion
Conservative Growth Lifestyle Fund	0.10%

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million
High Yield Bond Fund	0.65% on the first $150 million
0.60% on the next $350 million
0.55% on assets over $500 million
International Opportunities Fund	0.90% on the first $100 million
0.80% on the next $650 million
0.75% on assets over $750 million
Large Cap Value Fund	0.50% on the first $500 million
0.475% on assets over $500 million
Mid Cap Growth Fund	0.80% on the first $50 million
0.75% on the next $50 million
0.70% on the next $150 million
0.65% on the next $250 million
0.60% on assets over $500 million
Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on assets over $750 million
Moderate Growth Lifestyle Fund	0.10%
Money Market II Fund	0.25%
Small Cap Growth Fund	0.85% on the first $100 million
0.80% on assets over $100 million
Small Cap Value Fund	0.75% on the first $50 million
0.65% on assets over $50 million
Socially Responsible Fund	0.25% on the first $1 billion
0.24% on assets over $1 billion
Strategic Bond Fund	0.60% on the first $200 million
0.50% on the next $300 million
0.45% on assets over $500 million

VALIC has entered into sub-advisory agreements with the following:

Janus Capital Management, LLC (“Janus”)—subadviser for a portion of the Large Cap Value Fund.

J.P. Morgan Investment Management, Inc. (“JPMIM”)—subadviser for the Small Cap Growth Fund and a portion of the Small Cap Value Fund.

Metropolitan West Capital Management, LLC (“MetWest Capital”)—subadviser for a portion of the Small Cap Value Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for a portion of the International Opportunities Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.

Robeco Investment Management, Inc. (“Robeco”)—subadviser for a portion of the Mid Cap Value Fund.

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the Money Market II Fund and the Socially Responsible Fund

The Boston Company Asset Management, LLC (“The Boston Co.”)—subadviser for the Capital Appreciation Fund and a portion of the Large Cap Value Fund.

Tocqueville Asset Management LP (“Tocqueville”)—subadviser for a portion of the Mid Cap Value Fund.

UBS Global Asset Management (Americas), Inc. (“UBS Global”)—subadviser for a portion of the International Opportunities Fund.

Wellington Management Co., LLP—subadviser for the High Yield Bond Fund and a portion of the Mid Cap Value Fund.

Wells Capital Management, Inc. (“Wells Capital”)(1)—subadviser for the Mid Cap Growth Fund.

(1)	Effective December 9, 2013, Wells Capital replaced Columbia Management Advisors, LLC as the subadviser of the Mid Cap Growth Fund.

The subadvisers are compensated for their services by VALIC.

VALIC has contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Fund’s average daily net assets through December 31, 2015. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

extraordinary expenses, as determined under generally accepted accounting principles, litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Fund’s business. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Trustees who are not deemed to be interested persons of the Fund or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Trustees”).

Fund	Maximum Expense Limitation
Aggressive Growth Lifestyle	0.10%
Capital Appreciation	0.85%
Conservative Growth Lifestyle	0.10%
Core Bond	0.77%
High Yield Bond	0.96%
International Opportunities	1.00%
Large Cap Value	0.81%
Mid Cap Growth	0.85%
Mid Cap Value	1.05%
Moderate Growth Lifestyle	0.10%
Money Market II	0.55%
Small Cap Growth	1.16%
Small Cap Value	0.95%
Socially Responsible	0.56%
Strategic Bond	0.89%

For the year ended August 31, 2014, pursuant to the contractual expense limitations in the above table, VALIC waived fees and/or reimbursed expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle	$178,075
Capital Appreciation	113,472
Conservative Growth Lifestyle	133,622
Core Bond	269,273
High Yield Bond	110,715
International Opportunities	1,217,255
Large Cap Value	148,133
Mid Cap Growth	500,446
Mid Cap Value	39,486
Moderate Growth Lifestyle	241,378
Money Market II	149,868
Small Cap Growth	114,594
Small Cap Value	428,497
Socially Responsible	301,218
Strategic Bond	—

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Money Market II Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Money Market II Fund will be able to avoid a negative yield. For the year ended August 31, 2014, VALIC voluntarily waived fees and/or reimbursed expenses of $735,092 for the Money Market II Fund.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”), an affiliate of the Adviser. SunAmerica receives from each Fund in the Series and VCI, other than the Lifestyle Funds, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee†: 0.0075% on the first $75 billion; 0.0060% on the next $25 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the year ended August 31, 2014, VC II expensed $3,694,719 for accounting and administrative services.

†	Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds.”

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

VC II, on behalf of each Fund, has entered into a Transfer Agency and Services Agreement with VALIC. VALIC receives from the Series and VCI an annual fee of $132,510, which is allocated to each Fund in the Series and VC I based on shareholder accounts. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between VC II and their “Institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of accounts and tax reporting. In addition to the above, VALIC provides “Blue Sky” registration and reporting for the Fund to offer shares in applicable states and to effect and maintain, as the case may be, including but not limited to, the qualification of shares of the Fund that are sold outside of the variable annuity or variable universal life and are for sale under the securities laws of the jurisdictions to qualified plans. For the year ended August 31, 2014, VC II expensed $39,382 in transfer agency and services fees.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the year ended August 31, 2014, VC II expensed $13,645,470 in shareholder service expenses.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to three different affiliated mutual funds that are specified in the plan as selected by the trustees. Obligations under the deferred compensation plan represents unsecured claims against the general assets of the Funds. For the year ended August 31, 2014, VC II has deferred $17,880 of trustee compensation.

At August 31, 2014, VALIC, through its insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund	VALIC
Aggressive Growth Lifestyle	100.00%
Capital Appreciation	100.00%
Conservative Growth Lifestyle	100.00%
Core Bond	100.00%
High Yield Bond	99.96%
International Opportunities	100.00%
Large Cap Value	100.00%
Mid Cap Growth	100.00%
Mid Cap Value	99.75%
Moderate Growth Lifestyle	100.00%
Money Market II	100.00%
Small Cap Growth	100.00%
Small Cap Value	100.00%
Socially Responsible	100.00%
Strategic Bond	99.95%

As disclosed in the Portfolio of Investments, certain Funds own shares of various VC I or VC II Funds and securities issued by AIG or an affiliate thereof. During the year ended August 31, 2014, transactions in these securities were as follows:

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2013	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 08/31/2014
VALIC Co. I Blue Chip Growth Fund	$37,440	$843,658	$15,571,594	$10,046,389	$199,997	$127,967	$3,904,465	$29,450,418
VALIC Co. I Capital Conservation Fund	—	—	2,809,271	—	2,849,784	(79,205)	119,718	—
VALIC Co. I Dividend Value Fund	696,364	—	35,871,613	1,011,921	17,403,629	5,438,440	(853,960)	24,064,385
VALIC Co. I Emerging Economies Fund	359,344	—	46,391,922	1,666,602	27,122,468	1,469,883	3,813,564	26,219,503
VALIC Co. I Foreign Value Fund	403,656	—	4,928,408	27,573,374	—	—	1,801,445	34,303,227
VALIC Co. I Global Real Estate Fund	1,362,710	1,646,601	23,014,801	5,031,833	833,641	291,433	1,018,077	28,522,503
VALIC Co. I Government Securities Fund	75,540	12,365	3,719,993	237,295	463,863	(26,380)	87,644	3,554,689
VALIC Co. I Inflation Protected Fund	—	—	—	1,192,862	—	—	43,087	1,235,949
VALIC Co. I International Equities Index Fund	588,514	—	13,780,707	18,360,425	2,497,986	517,062	1,651,850	31,812,058
VALIC Co. I International Growth Fund	206,571	—	8,373,834	13,702,937	1,478,233	343,241	985,340	21,927,119
VALIC Co. I Mid Cap Index Fund	257,569	962,979	17,701,350	9,305,012	4,576,906	561,511	2,602,748	25,593,715
VALIC Co. I Mid Cap Strategic Growth Fund	17,836	42,454	1,570,734	4,646,141	930	207	297,521	6,513,673
VALIC Co. I Nasdaq-100 Index Fund	119,872	76,909	11,668,115	3,374,027	1,030,886	238,607	3,784,983	18,034,846
VALIC Co. I Science & Technology Fund	19,930	—	11,777,358	2,590,808	177,245	80,065	4,226,814	18,497,800
VALIC Co. I Small Cap Index Fund	282,227	521,269	9,192,314	14,096,403	5,108,248	1,001,292	549,945	19,731,706
VALIC Co. I Small Cap Special Values Fund	74,823	—	9,320,743	343,456	2,998,308	1,346,419	696,126	8,708,436
VALIC Co. I Stock Index Fund	943,990	1,323,309	59,256,437	41,218,123	50,178,684	10,341,305	971,241	61,608,422
VALIC Co. I Value Fund	30,101	—	2,177,328	68,845	785,529	164,884	167,072	1,792,600

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Aggressive Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2013	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 08/31/2014
VALIC Co. II Capital Appreciation Fund	$66,760	$—	$13,103,356	$406,495	$596,153	$363,315	$2,755,341	$16,032,354
VALIC Co. II Core Bond Fund	514,775	198,318	25,725,128	7,635,563	5,283,043	(80,808)	1,049,365	29,046,205
VALIC Co. II High Yield Bond Fund	621,744	—	7,253,388	7,355,340	1,201,319	151,963	225,844	13,785,216
VALIC Co. II International Opportunities Fund	72,860	—	—	7,364,798	—	—	(112,528)	7,252,270
VALIC Co. II Large Cap Value Fund	74,934	—	5,853,055	175,056	216,163	53,345	1,182,079	7,047,372
VALIC Co. II Mid Cap Growth Fund	5,197	669,519	5,030,289	3,145,394	529,652	114,622	(72,303)	7,688,350
VALIC Co. II Mid Cap Value Fund	89,479	1,785,282	32,852,458	2,019,048	10,286,936	5,660,398	(507,160)	29,737,808
VALIC Co. II Small Cap Growth Fund	—	622,477	5,551,477	2,687,399	454,163	76,855	(263,002)	7,598,566
VALIC Co. II Small Cap Value Fund	165,140	1,758,858	19,763,862	2,117,055	6,622,807	1,544,562	(107,998)	16,694,674
VALIC Co. II Strategic Bond Fund	644,330	170,122	6,874,055	12,305,019	4,178,981	30,073	644,256	15,674,422

	$7,731,706	$10,634,120	$399,133,590	$199,677,620	$147,075,554	$29,731,056	$30,661,574	$512,128,286

†	Includes reinvestment of distributions paid.

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2013	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 08/31/2014
VALIC Co. I Blue Chip Growth Fund	$14,997	$337,943	$5,370,549	$4,519,524	$56,118	$19,618	$1,453,317	$11,306,890
VALIC Co. I Capital Conservation Fund	162,563	78,996	7,164,672	644,523	1,720,379	(13,634)	139,969	6,215,151
VALIC Co. I Dividend Value Fund	205,993	—	10,484,054	359,102	7,397,747	2,271,888	(1,000,969)	4,716,328
VALIC Co. I Emerging Economies Fund	136,692	—	19,596,314	671,849	12,433,843	478,945	1,672,722	9,985,987
VALIC Co. I Foreign Value Fund	159,233	—	2,449,978	9,079,610	—	—	726,636	12,256,224
VALIC Co. I Global Real Estate Fund	424,170	512,536	7,129,294	1,558,480	221,904	60,836	342,729	8,869,435
VALIC Co. I Government Securities Fund	124,514	20,381	5,657,400	367,252	284,042	(11,754)	105,453	5,834,309
VALIC Co. I Inflation Protected Fund	228,454	60,483	11,573,465	2,245,602	212,107	12,277	445,425	14,064,662
VALIC Co. I International Equities Index Fund	199,145	—	2,660,734	10,481,776	2,229,131	287,203	256,231	11,456,813
VALIC Co. I International Growth Fund	78,589	—	1,700,495	5,526,166	—	—	390,158	7,616,819
VALIC Co. I Mid Cap Index Fund	97,966	366,267	7,904,928	3,674,183	1,754,116	211,915	1,155,330	11,192,240
VALIC Co. I Mid Cap Strategic Growth Fund	5,662	13,478	—	1,998,778	—	—	37,586	2,036,364
VALIC Co. I Nasdaq-100 Index Fund	29,237	18,758	2,882,445	882,454	376,493	87,325	887,168	4,362,899
VALIC Co. I Science & Technology Fund	6,321	—	2,434,433	2,321,915	89,860	42,299	1,124,153	5,832,940
VALIC Co. I Small Cap Index Fund	107,363	198,301	4,114,871	4,635,593	3,143,608	616,193	72,841	6,295,890
VALIC Co. I Small Cap Special Values Fund	14,759	—	1,742,403	126,737	86,088	26,021	375,265	2,184,338
VALIC Co. I Stock Index Fund	347,376	486,961	23,292,588	24,241,730	28,473,974	4,062,379	94,254	23,216,977
VALIC Co. I Value Fund	4,760	—	630,666	7,218	537,793	111,420	(51,392)	160,119
VALIC Co. II Capital Appreciation Fund	13,200	—	2,708,287	74,087	242,309	149,031	493,232	3,182,328
VALIC Co. II Core Bond Fund	1,147,216	441,967	58,654,875	29,227,956	20,279,518	(919,067)	3,118,497	69,802,743
VALIC Co. II High Yield Bond Fund	1,337,797	—	19,557,688	8,520,197	996,814	95,531	830,935	28,007,537
VALIC Co. II International Opportunities Fund	18,118	—	—	1,841,973	—	—	(28,123)	1,813,850
VALIC Co. II Large Cap Value Fund	20,328	—	1,977,776	156,823	588,033	134,318	234,947	1,915,831
VALIC Co. II Mid Cap Growth Fund	1,401	180,466	951,926	1,288,716	149,042	32,394	(54,693)	2,069,301
VALIC Co. II Mid Cap Value Fund	30,571	609,960	10,901,811	743,499	3,189,259	1,428,969	297,204	10,182,224
VALIC Co. II Small Cap Growth Fund	—	107,130	389,094	1,104,758	82,690	7,398	(116,911)	1,301,649
VALIC Co. II Small Cap Value Fund	27,447	292,318	5,104,937	386,131	3,170,489	778,477	(307,045)	2,792,011
VALIC Co. II Strategic Bond Fund	1,974,622	521,357	45,312,021	9,736,163	3,252,321	503,630	1,775,445	54,074,938

	$6,918,494	$4,247,302	$262,347,704	$126,422,795	$90,967,678	$10,473,612	$14,470,364	$322,746,797

†	Includes reinvestment of distributions paid.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2013	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 08/31/2014
VALIC Co. I Blue Chip Growth Fund	$45,529	$1,025,919	$17,783,041	$13,448,935	$143,322	$65,906	$4,675,137	$35,829,697
VALIC Co. I Capital Conservation Fund	197,482	95,965	10,666,301	917,808	4,079,436	(33,804)	218,469	7,689,338
VALIC Co. I Dividend Value Fund	750,853	—	36,614,182	1,130,582	18,981,979	5,957,816	(1,225,874)	23,494,727
VALIC Co. I Emerging Economies Fund	442,798	—	57,395,301	2,384,264	33,661,013	1,787,339	4,772,998	32,678,889
VALIC Co. I Foreign Value Fund	483,580	—	6,760,162	34,754,286	—	—	2,298,367	43,812,815
VALIC Co. I Global Real Estate Fund	1,576,136	1,904,490	26,284,043	6,124,078	608,503	296,132	1,224,746	33,320,496
VALIC Co. I Government Securities Fund	217,201	35,553	9,913,876	747,374	540,291	(30,514)	196,006	10,286,451
VALIC Co. I Inflation Protected Fund	205,673	54,451	10,304,771	2,895,541	113,339	6,566	435,405	13,528,944
VALIC Co. I International Equities Index Fund	836,034	—	17,980,869	31,647,784	8,658,484	1,342,719	1,287,047	43,599,935
VALIC Co. I International Growth Fund	254,559	—	7,961,691	15,535,142	325,535	75,540	1,376,748	24,623,586
VALIC Co. I Mid Cap Index Fund	297,539	1,112,412	22,172,499	10,942,011	1,568,569	192,438	3,909,391	35,647,770
VALIC Co. I Mid Cap Strategic Growth Fund	20,605	49,046	1,287,865	6,216,030	24,770	4,881	275,255	7,759,261
VALIC Co. I Nasdaq-100 Index Fund	142,025	91,122	13,723,443	3,203,541	240,928	63,684	4,782,279	21,532,019
VALIC Co. I Science & Technology Fund	25,435	—	14,605,507	3,880,651	60,797	26,360	5,419,525	23,871,246
VALIC Co. I Small Cap Index Fund	369,511	682,482	12,300,419	18,295,232	7,640,129	1,497,578	612,862	25,065,962
VALIC Co. I Small Cap Special Values Fund	76,835	—	8,938,350	708,103	2,079,891	928,383	1,109,320	9,604,265
VALIC Co. I Stock Index Fund	1,260,859	1,767,505	73,877,475	62,812,584	73,423,302	13,347,728	855,415	77,469,900
VALIC Co. I Value Fund	28,974	—	2,664,157	64,398	1,477,668	304,868	36,955	1,592,710
VALIC Co. II Capital Appreciation Fund	75,283	—	14,338,867	543,719	130,183	77,639	3,371,402	18,201,444
VALIC Co. II Core Bond Fund	2,118,506	816,158	98,644,313	35,595,795	15,190,002	(54,749)	3,956,353	122,951,710
VALIC Co. II High Yield Bond Fund	1,833,219	—	23,130,051	16,328,496	1,914,992	200,279	1,004,114	38,747,948
VALIC Co. II International Opportunities Fund	90,026	—	—	7,637,274	—	—	(119,487)	7,517,787
VALIC Co. II Large Cap Value Fund	78,683	—	5,941,002	437,188	202,959	50,002	1,238,684	7,463,917
VALIC Co. II Mid Cap Growth Fund	6,174	795,437	5,698,725	4,043,992	582,074	125,967	(103,265)	9,183,345
VALIC Co. II Mid Cap Value Fund	120,121	2,396,655	42,817,839	2,915,063	12,448,384	7,366,242	(625,187)	40,025,573
VALIC Co. II Small Cap Growth Fund	—	608,615	4,946,689	3,128,109	399,414	34,122	(264,685)	7,444,821
VALIC Co. II Small Cap Value Fund	153,011	1,629,669	20,559,468	2,044,610	8,700,090	2,093,256	(454,292)	15,542,952
VALIC Co. II Strategic Bond Fund	2,148,370	567,231	38,889,074	20,250,945	1,204,450	191,420	1,936,919	60,063,908

	$13,855,021	$13,632,710	$606,199,980	$308,633,535	$194,400,504	$35,917,798	$42,200,607	$798,551,416

†	Includes reinvestment of distributions paid.

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended August 31, 2014 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$181,311,794	$147,075,554	$—	$—
Capital Appreciation	35,462,991	35,672,384	—	—
Conservative Growth Lifestyle	115,256,999	90,967,678	—	—
Core Bond	886,379,856	806,109,469	704,471,117	639,717,292
High Yield Bond	215,771,755	138,669,938	—	—
International Opportunities	409,444,912	412,803,836	—	—
Large Cap Value	111,532,317	116,775,940	—	—
Mid Cap Growth	279,163,915	264,469,313	—	—
Mid Cap Value	255,896,652	336,164,256	—	—
Moderate Growth Lifestyle	281,145,804	194,400,504	—	—
Small Cap Growth	73,302,300	71,556,985	—	—
Small Cap Value	248,397,709	263,881,576	700,806	660,000
Socially Responsible	152,111,021	190,131,710	5,000,000	5,000,000
Strategic Bond	859,205,493	817,420,352	236,130,559	228,266,770

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, treatment of deferred compensation, late year ordinary losses, straddles, investments in partnerships, treatment of defaulted securities and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at August 31, 2014

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$436,087,529	$80,009,512	$(3,968,755)	$76,040,757
Capital Appreciation	66,303,605	21,249,577	(317,428)	20,932,149
Conservative Growth Lifestyle	301,405,870	23,207,806	(1,866,879)	21,340,927
Core Bond	963,377,212	20,233,450	(3,939,001)	16,294,449
High Yield Bond	419,952,098	17,365,335	(7,042,251)	10,323,084
International Opportunities	497,185,733	100,926,936	(14,068,063)	86,858,873
Large Cap Value	173,097,022	50,097,821	(1,687,181)	48,410,640
Mid Cap Growth	152,681,702	17,439,959	(3,116,485)	14,323,474
Mid Cap Value	720,040,682	260,461,861	(6,565,304)	253,896,557
Moderate Growth Lifestyle	707,328,931	95,273,280	(4,050,795)	91,222,485
Money Market	170,699,606	—	—	—
Small Cap Growth	115,262,195	23,216,830	(7,599,029)	15,617,801
Small Cap Value	480,616,270	112,903,390	(16,246,715)	96,656,675
Socially Responsible	614,105,416	197,536,021	(3,293,503)	194,242,518
Strategic Bond	752,823,666	21,097,767	(8,468,713)	12,629,054

The tax character of distributions paid may differ from the Statement of Changes in Net Assets due to short-term gains treated as ordinary income distributions for tax purposes. The tax basis distributable earnings at August 31, 2014 and the tax character of distributions paid during they year ended August 31, 2014 were as follows:

	Distributable Earnings			Tax Distributions
Fund	Ordinary Income	Long- Term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$10,015,465	$36,393,527	$76,040,757	$5,633,754	$3,054,279
Capital Appreciation	272,960	(667,686)	20,932,149	366,049	—
Conservative Growth Lifestyle	12,368,253	9,535,583	21,340,927	9,716,705	4,100,935
Core Bond	21,848,211	(35,629)	16,294,449	20,149,056	3,719,865
High Yield Bond	21,224,432	(26,334,290)	10,321,579	19,808,145	—
International Opportunities	7,671,663	(124,758,755)	86,675,119	7,277,253	—
Large Cap Value	2,757,320	(59,300,402)	48,410,640	2,408,346	—
Mid Cap Growth	5,454,990	17,636,410	14,323,474	3,684,162	10,037,194
Mid Cap Value	10,351,283	84,674,152	253,894,844	3,091,142	56,373,098
Moderate Growth Lifestyle	18,139,636	43,143,104	91,222,485	16,065,393	12,265,353
Money Market II	1,863	(278,143)	—	18,269	—
Small Cap Growth	420,828	11,884,694	15,617,801	3,069,905	6,217,603
Small Cap Value	14,050,540	58,508,730	96,656,686	20,660,300	38,540,440
Socially Responsible	8,356,671	(23,885,951)	194,242,518	8,877,502	—
Strategic Bond	33,663,602	1,806,930	12,602,500	30,465,101	3,797,512

@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

The tax character of distributions paid during the year ended August 31, 2013 were as follows:

	Tax Distributions
Fund	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$4,428,478	$—
Capital Appreciation	273,434	—
Conservative Growth Lifestyle	4,440,622	3,708,358
Core Bond	24,934,900	2,414,931
High Yield Bond	17,421,859	—
International Opportunities	10,343,419	—

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

	Tax Distributions
Fund	Ordinary Income	Long-Term Capital Gains
Large Cap Value	$2,012,482	$—
Mid Cap Growth	130,631	1,567,556
Mid Cap Value	3,119,387	—
Moderate Growth Lifestyle	7,680,482	7,772,482
Money Market II	17,900	—
Small Cap Growth	—	7,237,663
Small Cap Value	2,336,976	7,955,107
Socially Responsible	8,741,440	—
Strategic Bond	27,317,176	3,980,546

As of August 31, 2014, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†		Unlimited†
Fund	2017	2018	ST	LT
Aggressive Growth Lifestyle	$—	$—	$—	$—
Capital Appreciation	—	667,686	—	—
Conservative Growth Lifestyle	—	—	—	—
Core Bond	—	—	—	35,629
High Yield Bond	—	26,334,290	—	—
International Opportunities	—	124,758,755	—	—
Large Cap Value	13,365,251	45,935,151	—	—
Mid Cap Growth	—	—	—	—
Mid Cap Value	—	—	—	—
Moderate Growth Lifestyle	—	—	—	—
Money Market II	278,143	—	—	—
Small Cap Growth	—	—	—	—
Small Cap Value	—	—	—	—
Socially Responsible	—	23,885,951	—	—
Strategic Bond	—	—	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year.

Fund	Capital Loss Carryforward Utilized
Aggressive Growth Lifestyle	$—
Capital Appreciation	9,287,528
Conservative Growth Lifestyle	—
Core Bond	—
High Yield Bond	2,074,322
International Opportunities	51,779,872
Large Cap Value	24,341,332
Mid Cap Growth	—
Mid Cap Value	—
Moderate Growth Lifestyle	—
Money Market II	3,813
Small Cap Growth	—
Small Cap Value	—
Socially Responsible	59,378,261
Strategic Bond	—

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended August 31, 2014, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Aggressive Growth Lifestyle	$—	$—	$—
Capital Appreciation	—	—	—
Conservative Growth Lifestyle	—	—	—
Core Bond	—	—	625,206
High Yield Bond	—	—	—
International Opportunities	—	—	—
Large Cap Value	—	—	—
Mid Cap Growth	577,341	—	—
Mid Cap Value	—	—	—
Moderate Growth Lifestyle	—	—	—
Money Market II	—	—	—
Small Cap Growth	595,006	—	—
Small Cap Value	—	—	—
Socially Responsible	—	—	—
Strategic Bond	—	—	—

For the year ended August 31, 2014, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of net investment losses, principal paydown adjustments, foreign capital gains tax, partnership sales, disposition of passive foreign investment companies securities, distribution reclasses, sales of contingent payment debt instruments, fair fund payments, and foreign currency transactions to the components of net assets as follows:

Fund	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Aggressive Growth Lifestyle	$1,408,628	$(1,408,628)	$—
Capital Appreciation	1,382	(1,382)	—
Conservative Growth Lifestyle	811,760	(811,760)	—
Core Bond	1,915,637	(1,915,637)	—
High Yield Bond	634,636	(634,636)	—
International Opportunities	(2,502)	2,502	—
Large Cap Value	156	(156)	—
Mid Cap Growth	238,608	(238,608)	—
Mid Cap Value	(2,599)	2,599	—
Moderate Growth Lifestyle	2,021,928	(2,021,928)	—
Money Market II	—	—	—
Small Cap Growth	751,784	(751,784)	—
Small Cap Value	256,659	(256,659)	—
Socially Responsible	91	(91)	—
Strategic Bond	(1,417,474)	1,417,474	—

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Aggressive Growth Lifestyle				Capital Appreciation
	For the year ended August 31, 2014		For the year ended August 31, 2013		For the year ended August 31, 2014		For the year ended August 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,312,915	$60,672,814	6,686,155	$66,081,617	530,162	$7,936,110	658,980	$7,718,439
Reinvested dividends	754,169	8,688,033	471,616	4,428,478	24,918	366,049	24,926	273,434
Shares redeemed	(2,276,432)	(25,985,601)	(2,432,223)	(23,887,011)	(533,978)	(7,961,858)	(657,156)	(7,748,611)

Net increase (decrease)	3,790,652	$43,375,246	4,725,548	$46,623,084	21,102	$340,301	26,750	$243,262

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

	Conservative Growth Lifestyle				Core Bond
	For the year ended August 31, 2014		For the year ended August 31, 2013		For the year ended August 31, 2014		For the year ended August 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,658,795	$60,332,672	8,083,898	$98,521,522	20,630,749	$225,040,721	29,317,730	$323,066,644
Reinvested dividends	1,086,292	13,817,640	688,840	8,148,980	2,187,802	23,868,921	2,477,340	27,349,831
Shares redeemed	(2,766,588)	(35,746,516)	(3,969,183)	(48,539,397)	(9,744,877)	(106,801,764)	(15,400,498)	(172,962,670)

Net increase (decrease)	2,978,499	$38,403,796	4,803,555	$58,131,105	13,073,674	$142,107,878	16,394,572	$177,453,805

	High Yield Bond				International Opportunities
	For the year ended August 31, 2014		For the year ended August 31, 2013		For the year ended August 31, 2014		For the year ended August 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,347,766	$73,669,111	12,677,988	$97,622,829	2,815,032	$43,705,488	2,335,665	$31,701,189
Reinvested dividends	2,529,776	19,808,145	2,326,016	17,421,859	468,291	7,277,253	826,152	10,343,419
Shares redeemed	(3,660,135)	(29,004,015)	(7,484,341)	(57,830,577)	(3,495,458)	(53,480,083)	(6,652,512)	(86,741,344)

Net increase (decrease)	8,217,407	$64,473,241	7,519,663	$57,214,111	(212,135)	$(2,497,342)	(3,490,695)	$(44,696,736)

	Large Cap Value				Mid Cap Growth
	For the year ended August 31, 2014		For the year ended August 31, 2013		For the year ended August 31, 2014		For the year ended August 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	676,522	$10,912,016	1,759,527	$22,821,556	2,692,078	$28,583,502	1,239,921	$11,587,152
Reinvested dividends	146,404	2,408,346	167,567	2,012,482	1,462,832	13,721,356	205,841	1,698,187
Shares redeemed	(1,221,278)	(19,881,774)	(1,844,918)	(24,297,047)	(1,622,168)	(16,719,946)	(4,748,239)	(42,041,390)

Net increase (decrease)	(398,352)	$(6,561,412)	82,176	$536,991	2,532,742	$25,584,912	(3,302,477)	$(28,756,051)

	Mid Cap Value				Moderate Growth Lifestyle
	For the year ended August 31, 2014		For the year ended August 31, 2013		For the year ended August 31, 2014		For the year ended August 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,003,285	$24,230,539	3,865,409	$72,167,204	7,866,117	$119,215,315	10,338,490	$141,105,325
Reinvested dividends	2,490,127	59,464,240	171,584	3,119,387	1,884,947	28,330,746	1,184,136	15,452,964
Shares redeemed	(4,628,540)	(113,244,995)	(4,451,176)	(90,660,720)	(2,103,273)	(31,771,418)	(2,549,950)	(34,812,534)

Net increase (decrease)	(1,135,128)	$(29,550,216)	(414,183)	$(15,374,129)	7,647,791	$115,774,643	8,972,676	$121,745,755

	Money Market II				Small Cap Growth
	For the year ended August 31, 2014		For the year ended August 31, 2013		For the year ended August 31, 2014		For the year ended August 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	66,853,797	$66,853,797	77,063,382	$77,063,382	1,505,200	$26,235,149	1,076,871	$15,564,509
Reinvested dividends	18,269	18,269	17,900	17,900	623,323	9,287,508	589,867	7,237,663
Shares redeemed	(82,111,025)	(82,111,025)	(78,709,031)	(78,709,031)	(1,460,726)	(24,571,780)	(1,359,114)	(19,015,830)

Net increase (decrease)	(15,238,959)	$(15,238,959)	(1,627,749)	$(1,627,749)	667,797	$10,950,877	307,624	$3,786,342

	Small Cap Value				Socially Responsible
	For the year ended August 31, 2014		For the year ended August 31, 2013		For the year ended August 31, 2014		For the year ended August 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,002,396	$17,183,239	3,297,019	$44,891,555	712,133	$11,918,108	496,224	$6,718,383
Reinvested dividends	3,777,967	59,200,740	795,985	10,292,083	516,434	8,877,502	700,998	8,741,440
Shares redeemed	(3,308,871)	(57,210,008)	(4,099,660)	(60,972,696)	(3,663,969)	(61,792,800)	(9,990,591)	(133,728,119)

Net increase (decrease)	1,471,492	$19,173,971	(6,656)	$(5,789,058)	(2,435,402)	$(40,997,190)	(8,793,369)	$(118,268,296)

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

	Strategic Bond
	For the year ended August 31, 2014		For the year ended August 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	5,328,835	$61,800,255	11,050,967	$129,399,292
Reinvested dividends	2,971,606	34,262,613	2,714,460	31,297,722
Shares redeemed	(5,549,987)	(64,426,066)	(5,428,017)	(62,995,063)

Net increase (decrease)	2,750,454	$31,636,802	8,337,410	$97,701,951

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the year ended August 31, 2014, the amount of expense reductions received by each Fund used to offset non-affiliated expenses were as follows:

Fund	Amount
Capital Appreciation	$5,613
International Opportunities	566
Large Cap Value	20,982
Mid Cap Growth	18,747
Mid Cap Value	8,343
Small Cap Growth	4,825
Small Cap Value	33,625

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investments from the U.S. Government. As a result of the Core Bond Fund, Money Market II Fund and Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At August 31, 2014, the Funds had 28.1%, 35.5%, and 3.9%, respectively, of their net assets invested in such securities.

Some of the Funds may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Opportunities Fund. At August 31, 2014, the International Opportunities Fund had 20.6% and 15.5% of its net assets invested in equity securities domiciled in United Kingdom and Japan, respectively.

Each Fund, except the Money Market II Fund, the Lifestyle Funds and the Small Cap Value Fund, may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States (“Yankee Bonds”), or for which the primary trading market is abroad (“Euro Bonds”). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. As a result of the Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the international bonds. At August 31, 2014, the Strategic Bond Fund had 31.3% of its net assets invested in such securities.

Note 9 — Line of Credit

The Series and VCI have established a $85 million committed and a $40 million uncommitted line of credit with State Street Bank and Trust Company, the Funds’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statements of Operations. Borrowings under the line of credit will commence when the respective Fund’s cash shortfall exceeds $100,000.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

For the year ended August 31, 2014, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
International Opportunities	31	$486	$415,537	1.36%
Large Cap Value	18	124	148,679	1.35%
Mid Cap Growth	2	33	443,913	1.35%
Small Cap Growth	1	16	417,583	1.35%

At August 31, 2014, the International Opportunities Fund had $203,601 in borrowings outstanding at an interest rate of 1.34%.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended August 31, 2014, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions.

For the year ended August 31, 2014, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/ Loss
International Opportunities	$493,631	$720,224	$116,243

For the year ended August 31, 2014, the following Funds incurred brokerage commissions with affiliated brokers which are affiliates of a sub-advisor:

Affiliated Broker	International Opportunities	Small Cap Value	Mid Cap Growth
UBS AG	$28,137	$—	$—
J.P. Morgan Clearing Corp.	—	29	—
Wells Fargo Securities, LLC	—	—	1,245

Note 12 — Unfunded Loan Commitments

At August 31, 2014, the Strategic Bond Fund had the following unfunded loan commitment which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
SI Organization, Inc	Delayed Draw	7/15/2015	$120,910	$121,364

VALIC Company II

FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Aggressive Growth Lifestyle Fund										Capital Appreciation Fund
	Year Ended August 31,										Year Ended August 31,
	2014		2013		2012		2011		2010		2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$10.30		$9.22		$8.44		$7.41		$6.96		$12.82	$10.92	$9.37	$8.01	$7.51

Income (loss) from investment operations:
Net investment income (loss)(d)	0.18		0.11		0.14		0.19		0.22		0.05	0.07	0.05	0.05	0.05
Net realized and unrealized gain (loss) on investments and foreign currencies	1.77		1.10		0.79		1.02		0.35		3.08	1.88	1.55	1.35	0.54
Net increase from payments by affiliates	–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	1.95		1.21		0.93		1.21		0.57		3.13	1.95	1.60	1.40	0.59

Distributions from:
Net investment income	(0.11)		(0.13)		(0.15)		(0.18)		(0.12)		(0.07)	(0.05)	(0.05)	(0.04)	(0.09)
Net realized gain on securities	(0.10)		–		–		–		–		–	–	–	–	–

Total distributions	(0.21)		(0.13)		(0.15)		(0.18)		(0.12)		(0.07)	(0.05)	(0.05)	(0.04)	(0.09)

Net asset value at end of period	$12.04		$10.30		$9.22		$8.44		$7.41		$15.88	$12.82	$10.92	$9.37	$8.01

TOTAL RETURN(a)	19.03%		13.21%		11.15%		16.33%		8.11%		24.43%	17.93%	17.13%	17.41%	7.79%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.14	%(e)	0.15	%(e)	0.16	%(e)	0.18	%(e)	0.20	%(e)	0.99%	1.01%	1.07%	1.03%	1.08%
Ratio of expense reductions to average net assets	–		–		–		–		–		0.01%	0.01%	0.01%	–	–
Ratio of net investment income (loss) to average net assets(b)	1.56	%(e)	1.11	%(e)	1.62	%(e)	2.26	%(e)	2.92	%(e)	0.31%	0.58%	0.53%	0.48%	0.56%
Ratio of net investment income (loss) to average net assets(c)	1.52	%(e)	1.06	%(e)	1.55	%(e)	2.18	%(e)	2.81	%(e)	0.17%	0.42%	0.32%	0.29%	0.33%
Portfolio turnover rate	32%		41%		44%		62%		43%		44%	44%	119%	52%	61%
Number of shares outstanding at end of period (000’s)	42,546		38,755		34,029		21,941		16,549		5,491	5,470	5,443	4,674	5,069
Net assets at the end of period (000’s)	$512,113		$399,133		$313,655		$185,211		$122,655		$87,214	$70,095	$59,413	$43,798	$40,601

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Conservative Growth Lifestyle Fund										Core Bond Fund
	Year Ended August 31,										Year Ended August 31,
	2014		2013		2012		2011		2010		2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$12.13		$12.02		$11.22		$10.31		$9.60		$10.69	$11.41	$10.90	$10.68	$9.96

Income (loss) from investment operations:
Net investment income (loss)(d)	0.29		0.26		0.29		0.34		0.39		0.24	0.23	0.30	0.38	0.42
Net realized and unrealized gain (loss) on investments and foreign currencies	1.31		0.32		0.86		0.87		0.63		0.44	(0.43)	0.56	0.13	0.82
Net increase from payments by affiliates	–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	1.60		0.58		1.15		1.21		1.02		0.68	(0.20)	0.86	0.51	1.24

Distributions from:
Net investment income	(0.26)		(0.24)		(0.27)		(0.30)		(0.31)		(0.20)	(0.32)	(0.30)	(0.29)	(0.52)
Net realized gain on securities	(0.35)		(0.23)		(0.08)		–		–		(0.08)	(0.20)	(0.05)	–	–

Total distributions	(0.61)		(0.47)		(0.35)		(0.30)		(0.31)		(0.28)	(0.52)	(0.35)	(0.29)	(0.52)

Net asset value at end of period	$13.12		$12.13		$12.02		$11.22		$10.31		$11.09	$10.69	$11.41	$10.90	$10.68

TOTAL RETURN(a)	13.34%		4.93%		10.50%		11.82%		10.69%		6.44%	(1.95)%	8.08%	4.89%	12.95%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets(c)	0.15	%(e)	0.16	%(e)	0.18	%(e)	0.20	%(e)	0.23	%(e)	0.80%	0.84%	0.86%	0.88%	0.90%
Ratio of expense reductions to average net assets	–		–		–		–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.26	%(e)	2.12	%(e)	2.59	%(e)	3.05	%(e)	3.93	%(e)	2.24%	2.12%	2.79%	3.65%	4.23%
Ratio of net investment income (loss) to average net assets(c)	2.22	%(e)	2.06	%(e)	2.51	%(e)	2.95	%(e)	3.81	%(e)	2.21%	2.05%	2.70%	3.53%	4.10%
Portfolio turnover rate	31%		53%		36%		66%		40%		169%	175%	177%	161%	178%
Number of shares outstanding at end of period (000’s)	24,601		21,622		16,819		10,665		8,001		85,364	72,290	55,895	39,745	22,810
Net assets at the end of period (000’s)	$322,764		$262,360		$202,134		$119,710		$82,508		$946,699	$772,784	$637,701	$433,168	$243,578

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	High Yield Bond Fund					International Opportunities Fund
	Year Ended August 31,					Year Ended August 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$7.63	$7.64	$7.28	$7.36	$6.78	$13.78	$11.87	$12.47	$11.23	$10.95

Income (loss) from investment operations:
Net investment income (loss)(d)	0.41	0.44	0.46	0.56	0.60	0.16	0.14	0.20	0.16	0.11
Net realized and unrealized gain (loss) on investments and foreign currencies	0.28	(0.03)	0.45	(0.05)	0.60	1.75	2.04	(0.59)	1.21	0.33
Net increase from payments by affiliates	–	–	–	–	–	–	–	–	–	–

Total income (loss) from investment operations	0.69	0.41	0.91	0.51	1.20	1.91	2.18	(0.39)	1.37	0.44

Distributions from:
Net investment income	(0.39)	(0.42)	(0.55)	(0.59)	(0.62)	(0.19)	(0.27)	(0.21)	(0.13)	(0.16)
Net realized gain on securities	–	–	–	–	–	–	–	–	–	–

Total distributions	(0.39)	(0.42)	(0.55)	(0.59)	(0.62)	(0.19)	(0.27)	(0.21)	(0.13)	(0.16)

Net asset value at end of period	$7.93	$7.63	$7.64	$7.28	$7.36	$15.50	$13.78	$11.87	$12.47	$11.23

TOTAL RETURN(a)	9.10%	5.46%	13.18%	7.00%	18.42%	13.88%	18.58%	(2.95)%	12.14%	4.04%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.96%	0.96%	0.96%	0.96%	0.97%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets(c)	0.99%	1.01%	1.02%	1.03%	1.06%	1.21%	1.31%	1.31%	1.28%	1.26%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.00%	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	5.25%	5.77%	6.26%	7.48%	8.44%	1.05%	1.08%	1.70%	1.18%	0.94%
Ratio of net investment income (loss) to average net assets(c)	5.22%	5.73%	6.20%	7.42%	8.35%	0.84%	0.76%	1.39%	0.91%	0.69%
Portfolio turnover rate	37%	34%	38%	47%	47%	72%	62%	164%	66%	126%
Number of shares outstanding at end of period (000’s)	53,018	44,801	37,281	36,022	35,452	37,851	38,063	41,554	46,945	48,205
Net assets at the end of period (000’s)	$420,459	$341,751	$284,818	$262,380	$261,050	$586,631	$524,503	$493,207	$585,357	$541,326

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Large Cap Value Fund					Mid Cap Growth Fund
	Year Ended August 31,					Year Ended August 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$14.51	$11.67	$10.41	$9.26	$9.37	$9.76	$8.45	$7.93	$6.28	$5.79

Income (loss) from investment operations:
Net investment income (loss)(d)	0.22	0.19	0.15	0.11	0.14	(0.05)	0.00	0.00	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currencies	3.04	2.81	1.22	1.18	(0.07)	1.33	1.42	0.52	1.67	0.51
Net increase from payments by affiliates	–	–	–	–	–	–	–	–	–	–

Total income (loss) from investment operations	3.26	3.00	1.37	1.29	0.07	1.28	1.42	0.52	1.65	0.49

Distributions from:
Net investment income	(0.19)	(0.16)	(0.11)	(0.14)	(0.18)	(0.01)	(0.01)	–	–	–
Net realized gain on securities	–	–	–	–	–	(0.90)	(0.10)	–	–	–

Total distributions	(0.19)	(0.16)	(0.11)	(0.14)	(0.18)	(0.91)	(0.11)	–	–	–

Net asset value at end of period	$17.58	$14.51	$11.67	$10.41	$9.26	$10.13	$9.76	$8.45	$7.93	$6.28

TOTAL RETURN(a)	22.55%	26.02%	13.30%	13.84%	0.61%	13.86%	17.06%	6.56%	26.27%	8.46%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.81%	0.81%	0.81%	0.81%	0.81%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.88%	0.91%	0.93%	0.93%	0.93%	1.17%	1.18%	1.18%	1.19%	1.15%
Ratio of expense reductions to average net assets	0.01%	0.01%	0.02%	0.01%	0.00%	0.01%	0.01%	0.03%	0.02%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.31%	1.40%	1.33%	0.98%	1.41%	(0.47)%	0.02%	0.02%	(0.32)%	(0.33)%
Ratio of net investment income (loss) to average net assets(c)	1.24%	1.30%	1.21%	0.86%	1.29%	(0.79)%	(0.30)%	(0.31)%	(0.66)%	(0.63)%
Portfolio turnover rate	54%	53%	62%	65%	224%	175%	112%	131%	206%	76%
Number of shares outstanding at end of period (000’s)	12,597	12,995	12,913	14,543	15,751	16,118	13,586	16,888	20,333	26,012
Net assets at the end of period (000’s)	$221,453	$188,508	$150,682	$151,360	$145,778	$163,273	$132,584	$142,785	$161,271	$163,364

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Mid Cap Value Fund					Moderate Growth Lifestyle Fund
	Year Ended August 31,					Year Ended August 31,
	2014	2013	2012	2011	2010	2014		2013		2012		2011		2010

PER SHARE DATA
Net asset value at beginning of period	$21.66	$17.31	$15.28	$13.61	$12.71	$13.93		$13.10		$12.04		$10.81		$10.12

Income (loss) from investment operations:
Net investment income (loss)(d)	0.05	0.07	0.06	0.04	0.08	0.28		0.21		0.24		0.30		0.37
Net realized and unrealized gain (loss) on investments and foreign currencies	5.06	4.35	2.05	1.74	0.97	1.99		1.04		1.06		1.23		0.55
Net increase from payments by affiliates	–	–	–	–	–	–		–		–		–		–

Total income (loss) from investment operations	5.11	4.42	2.11	1.78	1.05	2.27		1.25		1.30		1.53		0.92

Distributions from:
Net investment income	(0.08)	(0.07)	(0.08)	(0.11)	(0.15)	(0.20)		(0.21)		(0.24)		(0.30)		(0.23)
Net realized gain on securities	(1.54)	–	–	–	–	(0.39)		(0.21)		–		–		–

Total distributions	(1.62)	(0.07)	(0.08)	(0.11)	(0.15)	(0.59)		(0.42)		(0.24)		(0.30)		(0.23)

Net asset value at end of period	$25.15	$21.66	$17.31	$15.28	$13.61	$15.61		$13.93		$13.10		$12.04		$10.81

TOTAL RETURN(a)	23.97%	25.64%	13.85%	12.98%	8.21%	16.46%		9.76%		11.00%		14.20%		9.07%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.05%	1.05%	1.05%	1.05%	1.05%	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)
Ratio of expenses to average net assets(c)	1.05%	1.08%	1.11%	1.15%	1.11%	0.13	%(e)	0.14	%(e)	0.16	%(e)	0.17	%(e)	0.18	%(e)
Ratio of expense reductions to average net assets	0.00%	0.00%	0.01%	0.02%	0.02%	–		–		–		–		–
Ratio of net investment income (loss) to average net assets(b)	0.22%	0.37%	0.39%	0.23%	0.54%	1.84	%(e)	1.55	%(e)	1.99	%(e)	2.47	%(e)	3.45	%(e)
Ratio of net investment income (loss) to average net assets(c)	0.22%	0.34%	0.33%	0.13%	0.48%	1.81	%(e)	1.50	%(e)	1.93	%(e)	2.41	%(e)	3.37	%(e)
Portfolio turnover rate	29%	46%	70%	108%	81%	27%		36%		36%		58%		34%
Number of shares outstanding at end of period (000’s)	38,551	39,686	40,101	40,315	33,097	51,152		43,504		34,532		23,286		17,832
Net assets at the end of period (000’s)	$969,591	$859,611	$694,095	$615,965	$450,578	$798,521		$606,185		$452,347		$280,436		$192,841

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Money Market II Fund							Small Cap Growth Fund
	Year Ended August 31,							Year Ended August 31,
	2014	2013	2012	2011		2010		2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$16.11	$13.47	$12.87	$10.20	$9.31

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00	0.00	0.00	0.00		0.00		(0.14)	(0.09)	(0.07)	(0.10)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.00	0.00	0.00	(0.00)		0.00		1.68	3.92	1.66	2.77	0.97
Net increase from payments by affiliates	–	–	–	0.00		0.00		–	–	–	–	–

Total income (loss) from investment operations	0.00	0.00	0.00	0.00		0.00		1.54	3.83	1.59	2.67	0.89

Distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)		(0.00)		–	–	–	–	–
Net realized gain on securities	–	–	–	–		–		(1.38)	(1.19)	(0.99)	–	–

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)		(0.00)		(1.38)	(1.19)	(0.99)	–	–

Net asset value at end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$16.27	$16.11	$13.47	$12.87	$10.20

TOTAL RETURN(a)	0.01%	0.01%	0.01%	0.01	%(e)	0.01	%(e)	10.33%	31.19%	13.13%	26.18%	9.56%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.15%	0.20%	0.19%	0.20%		0.37%		1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.63%	0.65%	0.65%	0.65%		0.64%		1.26%	1.31%	1.33%	1.32%	1.36%
Ratio of expense reduction to average net assets	–	–	–	–		–		0.00%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.01%	0.01%	0.01%	0.01%		0.01%		(0.83)%	(0.65)%	(0.52)%	(0.76)%	(0.83)%
Ratio of net investment income (loss) to average net assets(c)	(0.47)%	(0.44)%	(0.45)%	(0.44)%		(0.26)%		(0.93)%	(0.80)%	(0.69)%	(0.92)%	(1.03)%
Portfolio turnover rate	N/A	N/A	N/A	N/A		N/A		63%	68%	63%	79%	80%
Number of shares outstanding at end of period (000’s)	170,830	186,069	187,696	214,677		214,151		7,001	6,333	6,026	6,124	4,681
Net assets at the end of period (000’s)	$170,575	$185,810	$187,430	$214,407		$213,807		$113,907	$102,025	$81,161	$78,839	$47,757

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Small Cap Value Fund						Socially Responsible Fund
	Year Ended August 31,						Year Ended August 31,
	2014	2013	2012		2011	2010	2014	2013	2012	2011		2010

PER SHARE DATA
Net asset value at beginning of period	$15.83	$12.68	$12.41		$10.27	$9.88	$14.84	$12.53	$10.92	$9.34		$8.93

Income (loss) from investment operations:
Net investment income (loss)(d)	0.09	0.13	0.07		0.04	0.06	0.22	0.21	0.16	0.13		0.12
Net realized and unrealized gain (loss) on investments and foreign currencies	2.70	3.33	0.71		2.23	0.43	3.74	2.31	1.60	1.57		0.44
Net increase from payments by affiliates	–	–	0.00		–	–	–	–	–	–		–

Total income (loss) from investment operations	2.79	3.46	0.78		2.27	0.49	3.96	2.52	1.76	1.70		0.56

Distributions from:
Net investment income	(0.17)	(0.07)	(0.12)		(0.13)	(0.10)	(0.24)	(0.21)	(0.15)	(0.12)		(0.15)
Net realized gain on securities	(1.80)	(0.24)	(0.39)		–	–	–	–	–	–		–

Total distributions	(1.97)	(0.31)	(0.51)		(0.13)	(0.10)	(0.24)	(0.21)	(0.15)	(0.12)		(0.15)

Net asset value at end of period	$16.65	$15.83	$12.68		$12.41	$10.27	$18.56	$14.84	$12.53	$10.92		$9.34

TOTAL RETURN(a)	18.39%	27.78%	6.58	%(f)	22.06%	4.96%	26.82%	20.40%	16.34%	18.19	%(e)	6.23%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.95%	0.95%	0.95%		0.95%	0.95%	0.56%	0.56%	0.56%	0.56%		0.56%
Ratio of expenses to average net assets(c)	1.03%	1.05%	1.08%		1.07%	1.14%	0.61%	0.62%	0.63%	0.63%		0.63%
Ratio of expense reductions to average net assets	0.01%	0.01%	0.01%		0.01%	0.01%	–	–	–	–		–
Ratio of net investment income (loss) to average net assets(b)	0.54%	0.91%	0.58%		0.33%	0.52%	1.29%	1.56%	1.39%	1.19%		1.20%
Ratio of net investment income (loss) to average net assets(c)	0.46%	0.81%	0.46%		0.21%	0.33%	1.25%	1.49%	1.33%	1.12%		1.13%
Portfolio turnover rate	47%	81%	96%		116%	132%	26%	39%	44%	81%		98%
Number of shares outstanding at end of period (000’s)	33,516	32,045	32,052		32,626	33,825	36,604	39,040	47,833	60,129		72,022
Net assets at the end of period (000’s)	$558,170	$507,366	$406,471		$404,748	$347,417	$679,235	$579,372	$599,500	$656,395		$672,566

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was decreased by less than 0.01% from losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Strategic Bond Fund
	Year Ended August 31,
	2014	2013		2012		2011		2010

PER SHARE DATA
Net asset value at beginning of period	$11.23	$11.78		$11.31		$11.22		$10.29

Income (loss) from investment operations:
Net investment income (loss)(d)	0.48	0.46		0.49		0.60		0.60
Net realized and unrealized gain (loss) on investments and foreign currencies	0.62	(0.44)		0.58		0.09		0.85
Net increase from payments by affiliates	–	–		–		–		–

Total income (loss) from investment operations	1.10	0.02		1.07		0.69		1.45

Distributions from:
Net investment income	(0.44)	(0.46)		(0.60)		(0.60)		(0.52)
Net realized gain on securities	(0.12)	(0.11)		–		–		–

Total distributions	(0.56)	(0.57)		(0.60)		(0.60)		(0.52)

Net asset value at end of period	$11.77	$11.23		$11.78		$11.31		$11.22

TOTAL RETURN(a)	9.89%	0.03%		9.97%		6.36%		14.51%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets	0.88%	0.89	%(b)	0.89	%(b)	0.89	%(b)	0.89	%(b)
Ratio of expenses to average net assets	0.88%	0.91	%(c)	0.93	%(c)	0.95	%(c)	0.95	%(c)
Ratio of expense reductions to average net assets	–	–		–		–		–
Ratio of net investment income (loss) to average net assets(b)	4.11%	4.00%		4.39%		5.33%		5.65%
Ratio of net investment income (loss) to average net assets(c)	4.11%	3.98%		4.35%		5.27%		5.59%
Portfolio turnover rate	150%	164%		191%		144%		141%
Number of shares outstanding at end of period (000’s)	64,149	61,398		53,061		44,277		41,249
Net assets at the end of period (000’s)	$755,092	$689,403		$624,863		$500,792		$462,619

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

VALIC Company II

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of

VALIC Company II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the fifteen funds constituting VALIC Company II (the “Series’’) at August 31, 2014, the results of each of their operations for the year then ended and the changes in each of their net assets for the two years then ended and the financial highlights for each of the five years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian, transfer agent, and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas

October 24, 2014

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

Approval at August 2014 Meeting

At an in-person meeting held on August 4-5, 2014, the Board of Trustees (the “Board”) of VALIC Company II (“VC II”), including the Trustees that are not interested persons of VC II, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved the Investment Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and VC II (the “Advisory Agreement”) and the Investment Sub-Advisory Agreements between VALIC and each of the following sub-advisers of VC II (collectively, the “Sub-advisory Agreements”): Janus Capital Management, LLC (“Janus”), Perkins Investment Management, LLC (“Perkins”), J.P. Morgan Investment Management, Inc. (“JPMIM”), Massachusetts Financial Services Company (“MFS”), Metropolitan West Capital Management, LLC (“Metropolitan West”), PineBridge Investments, LLC (“PineBridge”), Robeco Investment Management, Inc. (“Robeco”), SunAmerica Asset Management, LLC (“SAAMCo”), The Boston Company Asset Management, Inc. (“TBCAM”), Tocqueville Asset Management, LP (“Tocqueville”), UBS Global Asset Management (“UBS”), and Wellington Management Company, LLP (“Wellington”) (collectively referred to as the “Sub-advisers”). The Advisory Agreement and Sub-advisory Agreements are collectively referred to as the “Advisory Contracts.” Prior to the August 4-5, 2014 meeting at which the Advisory Contracts were approved, the Board also discussed and considered information regarding the proposed continuation of the Advisory Contracts at an in-person meeting held on July 15, 2014.

In connection with the approval of the Advisory Contracts, the Board received materials relating to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the advisory fee and sub-advisory fees charged in connection with VALIC’s and the Sub-advisers’ management of each series of VC II (each a “Fund,” and collectively, the “Funds”), compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Subadvisory Expense Group/Universe”), as selected by an independent third-party provider of investment company data; (3) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group/Universe”); (4) the costs of services and the benefits potentially derived by VALIC, the Sub-advisers and their respective affiliates; (5) a comparison of advisory fee schedules and performance with respect to other mutual funds and accounts with similar investment strategies and/or objectives to the Funds, as applicable, and which are advised or managed by VALIC or SAAMCo, an affiliated Sub-Adviser; (6) whether the Funds will benefit from possible economies of scale from engaging VALIC and the Sub-advisers; (7) the profitability of VALIC, the Sub-advisers and their respective affiliates, including amounts retained by VALIC after payment of sub-advisory fees; (8) the terms of the Advisory Contracts; (9) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history; and (10) information about the services VALIC provides in connection with the oversight of the Sub-advisers.

The Independent Trustees were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in an executive session at an in-person special meeting held on July 15, 2014 and executive sessions held during the August 2014 meeting during which such independent counsel provided guidance to the Independent Trustees. The continuation of all Advisory Contracts were approved at the August 2014 meeting for a one-year term beginning September 1, 2014 and ending August 31, 2015.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Funds by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their knowledge of VALIC’s management and the quality of the performance of VALIC’s duties, through Board meetings, discussions and reports during the preceding year and through VALIC’s long history of service to VC II. The Board considered that VALIC is responsible for the management of the day-to-day operations of VC II, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Board also noted that VALIC’s and the Sub-advisers’ management of VC II is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in VC II’s prospectus and statement of additional information. The Board noted that VALIC monitors the performance of the Funds and from time-to-time recommends Sub-adviser changes and/or other changes designed to improve the performance of the Funds.

The Board noted that VALIC personnel meet on a regular basis to discuss the performance of VC II, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à-vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Advisory Agreement with respect to each Fund. The Board also considered VALIC’s risk management processes.

With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by each Sub-adviser, including information presented throughout the previous year. The Board noted that each Sub-adviser (i) determines the securities to be purchased or sold on behalf of the Funds it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Trustees of VC II concerning its discharge of the foregoing responsibilities. The Board reviewed each Sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-adviser’s investment and compliance personnel who provide services to the Funds. The Board also took into account the financial condition of each Sub-adviser. The Board also reviewed each Sub-adviser’s brokerage practices and considered each Sub-adviser’s risk management processes.

The Board reviewed VALIC’s and SAAMCo’s compliance program and personnel. The Board noted that SAAMCo is an affiliated company of VALIC and serves as the administrator to the Funds, as well as sub-advises certain VC II Funds. The Board also considered VALIC’s and each Sub-adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.

The Board concluded that the scope and quality of the advisory services provided by VALIC and the Sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group/Universe and Subadvisor Expense Universe and, in some cases as noted below, the Subadvisor Expense Group. The Board noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated Sub-advisers at arms-length. The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that sub-advisory fees may vary widely within the

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted the affiliation of SAAMCo with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of each of the Funds.

The Sub-advisers provided and the Board also considered expense information of comparable accounts managed by the Sub-advisers, as applicable, which accounts may include one or more of the following types of accounts: retail mutual funds, mutual funds sold through variable annuity and variable insurance products, and other institutional-type accounts.

The total expense information, advisory fee information, and sub-advisory fee information considered by the Board, among other fee and expense data, is summarized below. Expense ratio data included in the independent third-party report was based on unaudited data from the semi-annual report dated February 28, 2014.

The Board received and reviewed information prepared by management and by an independent third-party regarding the Funds’ investment performance compared against their benchmarks and their respective Performance Groups/Universes. It was noted that performance information provided by the independent third-party was for the period ended April 30, 2014, and that the benchmark information provided by management was for the period ended June 30, 2014. It was also noted that the Board regularly reviews the performance of the Funds throughout the year. The Board further noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the following expense and performance information in its evaluation of each Fund:

•

Aggressive Growth Lifestyle Fund (sub-advised by PineBridge). The Fund’s total net expenses were equal to the median of its Expense Group and above the median of its Expense Universe. The Fund’s actual management fees were equal to the median of its Expense Group and above the median of its Expense Universe. The Fund’s sub-advisory fees were above the median of its Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses and noted that the expense limitation on total expenses was extended contractually through December 31, 2015.

•

The Fund outperformed its Lipper peer benchmark for the one-, three- and five-year periods. The Fund also outperformed its blended benchmark for the one-, three- and five-year periods. In addition, the Fund’s performance was above the medians of its Performance Group/Universe for the one-, three- and five-year periods.

•

Capital Appreciation Fund (sub-advised by TBCAM). The Fund’s total net expenses were below the medians of is Expense Group/Universe. The Fund’s actual management fees were below the medians of its Expense Group/Universe. The Fund’s sub-advisory fees were equal to the medians of its Subadvisory Expense Group/Universe. The expense limitation on total expenses was also extended contractually through December 31, 2015.

•

The Fund outperformed its Lipper peer benchmark for the one- and three-year periods and underperformed its Lipper peer benchmark for the five-year period. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. In addition, the Fund’s performance was above the medians of the its Performance Group/Universe for the one- and three-year periods and below the medians of its Performance Group/Universe for the five-year period. The Board took into account that the Fund’s long-term performance reflects, in part, the performance of the Fund’s previous sub-adviser.

•

Conservative Growth Lifestyle Fund (sub-advised by PineBridge). The Fund’s total net expenses were below the median of its Expense Group and equal to the median of its Expense Universe. The Fund’s actual management fees were above the medians of the Fund’s Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses and noted the expense limitation on total expenses was extended contractually through December 31, 2015.

•

The Board considered the following performance information in its evaluation. The Fund outperformed its Lipper peer benchmark and its blended benchmark for the one-, three- and five-year periods. In addition, the Fund’s performance was above the medians of its Performance Group/Universe for the one-, three- and five-year periods.

•

Core Bond Fund (sub-advised by PineBridge). The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Fund’s actual management fees were below the medians of its Expense Group/Universe. The Fund’s sub-advisory fees were above the median of its Subadvisory Expense Group and equal to the median of its Subadvisory Expense Universe. The expense limitation on total expenses was also extended contractually through December 31, 2015.

•

The Fund outperformed its Lipper peer benchmark for the one-, three- and five-year periods. The Fund also outperformed its benchmark for the one-, three- and five-year periods. In addition, the Fund’s performance was above the medians of its Performance Group/Universe for the one-, three- and five-year periods.

•

High Yield Bond Fund (sub-advised by Wellington). The Fund’s total net expenses were below the median of its Expense Group and above the median of its Expense Universe. The Fund’s actual management fees were below the median of the its Expense Group and above the median of its Expense Universe. The Fund’s sub-advisory fees were below the median of the Fund’s Subadvisory Expense Group and above the median of its Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses and noted that the expense limitation on total expenses was extended contractually through December 31, 2015.

•

The Board also considered the following performance information in its evaluation. The Fund underperformed its Lipper peer index for the one- and three-year periods and outperformed its Lipper peer index for the five-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. In addition, the Fund’s performance was below the medians of its Performance Group/Universe for the one-, three-, and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including management’s continued monitoring of the Fund.

•

International Opportunities Fund (sub-advised by MFS and UBS). The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Fund’s actual management fees were below the median of its Expense Group and above the median of its Expense Universe. The Fund’s sub-advisory fees were above the medians of its Subadvisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses and noted that the expense limitation on total expenses was extended contractually through December 31, 2015.

•

The Fund underperformed its Lipper peer index for the one-, three- and five-year periods. The Fund also underperformed its benchmark for the one-, three- and five-year periods. In addition, the Fund’s performance was below the medians of its Performance Group/Universe for the one-, three-, and five-year periods. The Board considered

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

that MFS and UBS began managing the Fund in June 2012 and December 2011, respectively, and that performance prior to that time reflected the performance of the previous manager. The Board took account of management’s discussion of the Fund’s performance.

•

Large-Cap Value Fund (sub-advised by Janus/Perkins and TBCAM). The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Fund’s actual management fees were below the median of its Expense Group/Universe. The Fund’s sub-advisory fees were below the medians of its Subadvisory Expense Group/Universe. The expense limitation on total expenses was also extended contractually through December 31, 2015.

•

The Fund outperformed its Lipper peer benchmark for the one-year period and underperformed its Lipper peer benchmark for the three- and five-year periods. In addition, the Fund underperformed its benchmark for the one-, three- and five-year periods. The Fund’s performance was above the median of its Performance Group for the one-year period, equal to the median for the three-year period, and below the median for the five-year period. In addition, the Fund’s performance was above the median of its Performance Universe for the one-year period and below the median for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Mid-Cap Growth Fund (sub-advised by Wells Capital). The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Fund’s actual management fees were below the medians of its Expense Group/Universe. The Fund’s sub-advisory fees were above the medians of its Subadvisory Expense Group/Universe. The expense limitation on total expenses was also extended contractually through December 31, 2015.

The Fund’s performance was below the medians of the Fund’s Performance Group/Universe, and the Fund underperformed its Lipper peer index, for the one-, three- and five-year periods. In addition, the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account that Wells Capital replaced the Fund’s previous sub-adviser in December 2013, and as a result, this performance largely reflects that of the Fund’s previous sub-adviser. The Board also took into account management’s discussion of the Fund’s performance.

•

Mid-Cap Value Fund (sub-advised by Wellington, Tocqueville, and Robeco). The Fund’s total net expenses were equal to the median of its Expense Group and below the median of its Expense Universe. The Fund’s actual management fees were below the medians of its Expense Group/Universe. The Fund’s sub-advisory fees were above the medians of its Subadvisory Expense Group/Universe. The expense limitation on total expenses was also extended contractually through December 31, 2015.

•

The Fund outperformed its Lipper peer index for the one-year period and underperformed its Lipper peer index for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. Performance was above the median of the Fund’s Performance Group for the one-year period and below the median for the three- and five-year periods. In addition, the Fund’s performance was above the median of its Performance Universe for the one- and three-year periods and below the median for the five-year period. The Board took into account management’s discussion of the Fund’s performance, including management’s continued monitoring of the Fund.

•

Moderate Growth Lifestyle Fund (sub-advised by PineBridge). The Fund’s total net expenses were below the median of its Expense Group and equal to the median of its Expense Universe. The Fund’s actual management fees were equal to the median of the Fund’s Expense Group and above the median of its Expense Universe. The Fund’s sub-advisory fees were above the median of its Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses and noted that the expense limitation on total expenses was extended contractually through December 31, 2015.

•

The Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Fund also outperformed its blended benchmark for the one-, three- and five-year periods. In addition, the Fund’s performance was above the medians of its Performance Group/Universe for the one-, three- and five-year periods.

•

Money Market II Fund (sub-advised by SAAMCo). The Fund’s total net expenses were equal to the median of its Expense Group and below the median of its Expense Universe. The Fund’s actual management fees were above the median of its Expense Group and below the median of its Expense Universe. The Fund’s sub-advisory fees were below the median of its Expense Universe. The Board took into account management’s discussion of the Fund’s expenses and noted that the expense limitation on total expenses was extended contractually through December 31, 2015.

•

The Fund outperformed its Lipper peer index for the one- and three-year periods and equaled the performance of its Lipper peer index for the five-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. In addition, the Fund’s performance was equal to the median of its Performance Group for the one-, three-, and five-year periods. The Fund’s performance was above the median of its Performance Universe for the one-year period and equal to the median of its Performance Universe for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance and noted the relatively narrow range of returns in the Performance Group/Universe.

•

Small-Cap Growth Fund (sub-advised by JPMIM). The Fund’s total net expenses were below the median of its Expense Group and above the median of its Expense Universe. The Fund’s actual management fees were above the medians of the Fund’s Expense Group/Universe. The Fund’s sub-advisory fees were above the medians of its Subadvisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses and noted that the expense limitation on total expenses was extended contractually through December 31, 2015.

•

The Fund outperformed its Lipper peer index for the one- and five-year periods and underperformed its Lipper peer index for the three-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. In addition, the Fund’s performance was above the median of its Performance Group for the one-, three-, and five-year periods. The Fund’s performance was above the median of its Performance Universe for the one- and five-year periods and below the median for the three-year period.

•

Small-Cap Value Fund (sub-advised by JPMIM and Metropolitan West). The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Fund’s actual management fees were below the medians of its Expense Group/Universe. The Fund’s sub-advisory fees were below the median of its Subadvisory Expense Universe and equal to the median of its Subadvisory Expense Group. The expense limitation on total expenses was also extended contractually through December 31, 2015.

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•

The Fund underperformed its Lipper peer index for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. In addition, the Fund’s performance was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including management’s continued monitoring of the Fund, and also noted that the Fund’s long-term performance, in part, reflects that of the Fund’s previous sub-adviser, which was replaced in December 2012.

•

Socially Responsible Fund (sub-advised by SAAMCo). The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Fund’s actual management fees were below the medians of its Expense Group/Universe. The Fund’s sub-advisory fees were also below the medians of its Subadvisory Expense Group/Universe. The expense limitation on total expenses was also extended contractually through December 31, 2015.

•

The Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Fund also outperformed its benchmark for the one-, three- and five-year periods. In addition, the Fund’s performance was above the medians of its Performance Group/Universe for the one-, three- and five-year periods.

•

Strategic Bond Fund (sub-advised by PineBridge). The Fund’s total net expenses were below the median of its Expense Group and above the median of its Expense Universe. The Fund’s actual management fees were below the medians of the Fund’s Expense Group/Universe. The Fund’s sub-advisory fees were above the medians of its Subadvisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses and noted that the expense limitation on total expenses was extended contractually through December 31, 2015.

•

The Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Fund also outperformed its benchmark for the one-, three- and five-year periods. In addition, the Fund’s performance was above the median of its Performance Group for the one-year period and below the median of its Performance Group for the three- and five-year periods. The Fund’s performance was above the median of its Performance Universe for the one-, three- and five-year periods.

The Board considered management’s discussion of each Fund’s expenses and performance and concluded that each Fund’s overall performance was satisfactory in light of the circumstances or was being appropriately addressed by management. The Board further concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreement. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average daily net assets of the respective Fund.

It was noted that VALIC reviewed a number of factors in determining appropriate fee levels for the Funds as well as the fee VALIC pays each Sub-adviser. Such factors include review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) fund analysis; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC, or its affiliates, will receive benefits in addition to the advisory fee to be paid by the Funds, which include transfer agency fees, administrative services fees, sub-advisory fees, and shareholder services fees. The Board considered that the transfer agency fees are paid by the Funds for the provision of recordkeeping and shareholder services to contract owners and participants. The transfer agency services are provided at cost, and the payment for such services is allocated to each Fund based on the number of accounts serviced. The Board also considered that VC II pays SAAMCo, an affiliate of VALIC, an annual fee based on each Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SAAMCo receives from the Funds, SAAMCo compensates VALIC for certain administrative services, and the Funds’ custodian, State Street Bank and Trust Company, for calculation of the daily net asset value. It was also noted that SAAMCo receives sub-advisory fees for those Funds for which it serves as sub-adviser. The Board also considered that VC II pays VALIC an annual fee of 0.25% on average daily net assets of each Fund (other than the Lifestyle Funds) pursuant to a Shareholder Services Agreement.

The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, it was noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC. These benefits can be material.

In considering the profitability to VALIC and its affiliates in connection with their relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services, including the amounts paid by VALIC to the Sub-advisers, and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a Fund-by-Fund basis. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC, as adviser, transfer agent and as shareholder servicing agent.1 The Board noted that VALIC, on or about September 1, 2014, would be transferring its responsibilities as the Funds’ transfer agent to an affiliate, VALIC Retirement Services Company. In addition, the Board considered the profitability of SAAMCo in its role as the administrator of the Funds and as sub-adviser to certain Funds. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Funds was reasonable.

In considering the profitability to the Sub-advisers in connection with their relationship to the Funds, the Trustees noted that the fees under the Sub-Advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement. With respect to the unaffiliated Sub-advisers, the Board also relied on the ability of VALIC to negotiate the Sub-Advisory Agreements and the fees thereunder at arm’s length.

For each of the above reasons, the Trustees determined that the profitability to the Sub-advisers from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Investment Sub-Advisory Agreements.

[1]	The Board noted that VALIC, on or about September 1, 2014, would be transferring its responsibilities as the Funds’ transfer agent to an affiliate, VALIC Retirement Services Company.

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the Sub-advisers with respect to most of the Funds contain breakpoints, which allow the Funds to participate in any economies of scale. The Board also took into account management’s discussion of the Funds’ advisory fee and sub-advisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also considered the effect of each Fund’s growth and size on its performance and fees, noting that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

For similar reasons as stated above with respect to the Sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers’ management of the Funds are not a material factor to the approval of the Sub-advisory Agreements, although it was noted that most of the Funds have breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein. The Board concluded that the terms of each of the Advisory Contracts were reasonable.

Compliance. The Board reviewed VALIC’s and the Sub-advisers’ compliance personnel and regulatory history, including information whether it was currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entities’ compliance staff that would be responsible for providing compliance functions on behalf of the Funds and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that VALIC and each Sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of each of the Funds and its respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

VALIC Company II

TRUSTEES AND OFFICERS INFORMATION — August 31, 2014 (unaudited)

Name, Age and Address*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Trustee(3)
Independent Directors
Thomas J. Brown Age: 68	Trustee	2005- Present	Retired.	49	Trustee, Virtus Series Fund (2011-Present).
Dr. Judith L. Craven Age: 69	Trustee	1998- Present	Retired Administrator.	78	Director, Hilton Hotels (1998-2011); Director, Belo Corporation, a media company (1992-Present); Director SYSCO Corporation, a food marketing and distribution company (1996-Present). Director, Luby’s Inc., a restaurant chain (1998-Present).
William F. Devin Age: 75	Chairman and Trustee(5)	2001- Present	Retired.	78	Director, Boston Options Exchange (2001-2011).
Dr. Timothy J. Ebner Age: 65	Trustee	1998- Present	Professor and Head, Department of Neuroscience (1980-Present), and Visscher Chair of Physiology, University of Minnesota (1999-Present); Scientific Director, Society for Research on the Cerabellum (2008-Present). President-Elect, Association of Medical School Neuroscience Department Chairpersons (2011-Present).	49	Trustee, Minnesota Medical Foundation (2003-Present).
Judge Gustavo E. Gonzales, Jr. Age: 74	Trustee	1998- Present	Attorney At Law, Criminal Defense and General Practice (2005-Present) Formerly, Municipal Court Judge, Dallas, TX (1995-2004)	49	None.
Kenneth J. Lavery Age: 64	Trustee	2001- Present	Retired.	49	None.
Dr. John E. Maupin, Jr. Age: 68	Trustee	1998- Present	Retired.	49	Director, LifePoint Hospitals, Inc. (1999-Present); Director, HealthSouth Corp. (2004-Present); and Director, Regions Financial Corp. (2007-Present).
Interested Directors
Peter A. Harbeck(1) Age: 60	Trustee	2001- Present	President, CEO and Director, SAAMCo (1995-Present); Director, AIG Capital Services, Inc. (“ACS”) (1993-Present); Chairman, President and CEO, Advisor Group, Inc. (2004-Present)	139	None.
Officers
Kurt Bernlohr Age: 53	President and Principal Executive Officer	2009- Present

President VALIC Financial Advisors, Inc. (2009-Present); President, VALIC Retirement Services Company (2009-Present); Senior Vice President (2009-Present), Vice President (2004-2009) and Associate General Counsel (2000-2004), VALIC

				N/A	N/A
John Packs Age: 58	Vice President and Senior Investment Officer	2001- Present	Senior Investment Officer, VALIC (2001-Present).	N/A	N/A

VALIC Company II

TRUSTEES AND OFFICERS INFORMATION — August 31, 2014 (unaudited) — (continued)

Name, Age and Address*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Trustee(3)
Officers
Gregory R. Kingston Age: 48	Treasurer and Principal Financial Officer	2000- Present	Senior Vice President (2014-Present) and Vice President (2001-2014), SAAMCo.	N/A	N/A
Nori L. Gabert Age: 61	Vice President, Chief Legal Officer and Secretary	2000- Present	Vice President and Deputy General Counsel, SAAMCo (2005-Present).	N/A	N/A
Gregory N. Bressler Age: 47	Vice President	2005- Present	Senior Vice President and General Counsel, SAAMCo (2005-Present).	N/A	N/A
Katherine Stoner Age: 58	Vice President, Chief Compliance Officer	2011- Present	Vice President, SAAMCo (May 2011-Present); Vice President, The Variable Annuity Life Insurance Company (“VALIC”) and Western National Life Insurance Company (“WNL”) (2006-Present); Deputy General Counsel and Secretary, VALIC and WNL (2007-Present); Vice President, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company (2010-Present).	N/A	N/A
Matthew J. Hackethal Age: 42	Anti-Money Laundering (“AML”) Compliance Officer	2007- Present	Chief Compliance Manager, SAAMCo (2006-Present); AML Compliance Officer, SunAmerica Fund Complex (2006-Present).	N/A	N/A
Thomas M. Ward Age: 47	Vice President	2008- Present	Vice President (2009-Present) and Director (2005-2009), VALIC; Vice President, VALIC Financial Advisers, Inc. (2009-Present)	N/A	N/A
*	The business address for each Trustee and Officer is 2929 Allen Parkway, Houston, TX, 77019.
(1)	Interested Trustee, as defined within the Investment Company Act of 1940 (the “1940 Act”), because of current employment with SAAMCo, an affiliated company with VALIC.
(2)	The “Fund Complex” consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The “Fund Complex” includes the SunAmerica Specialty Series (7 funds), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (4 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (21 portfolios), SunAmerica Series Trust (40 portfolios), VALIC Company I (34 funds) and VALIC Company II (15 funds).
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.
(4)	Trustees serve until their successors are duly elected and qualified.
(5)	Effective July 27, 2005, Mr. Devin became Chairman of the Board.

Additional Information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

VALIC Company II

SHAREHOLDERS TAX INFORMATION — August 31, 2014 (unaudited)

Certain tax information regarding the VALIC Company II is required to be provided to the shareholders based upon each Fund’s income and capital gain distributions for the taxable year ended August 31, 2014.

The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2014, which will be made available after the end of the calendar year.

During the year ended August 31, 2014, the Funds paid the following long-term capital gains along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

Fund	Net Long-Term Capital Gains	Foreign Tax Credit*	Foreign Source Income	Qualifying % for the 70% Dividends Received Deduction
Aggressive Growth Lifestyle	$3,054,279	$155,006	$2,428,371	35.21%
Capital Appreciation	—	—	—	100.00
Conservative Growth Lifestyle	4,100,935	54,875	821,053	6.84
Core Bond	3,719,865	—	—	0.28
High Yield Bond	—	—	—	—
International Opportunities	—	702,922	12,480,248	0.03
Large Cap Value	—	—	—	100.00
Mid Cap Growth	10,037,194	—	—	27.18
Mid Cap Value	56,373,098	—	—	100.00
Moderate Growth Lifestyle	12,265,353	192,173	2,975,417	15.08
Money Market II	—	—	—	—
Small Cap Growth	6,217,603	—	—	15.18
Small Cap Value	38,540,440	—	—	35.38
Socially Responsible	—	—	—	100.00
Strategic Bond	3,797,512	—	—	0.13

*	The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to the shareholders.

VALIC Company II

COMPARISONS: FUNDS VS. INDEXES (unaudited)

In the following pages, we have included graphs that compare each Fund’s performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VC II Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the charges imposed by the variable annuity contracts or variable life insurance policies (collectively, the “Contracts”), qualifying employer-sponsored retirement plans (the “Plans”), or Individual Retirement Accounts (“IRAs”). All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

VALIC Company II Aggressive Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve-months ended August 31, 2014, the Aggressive Growth Lifestyle Fund returned 19.03%, compared to 25.25% for the S&P 500® Index and 18.41% for the Blended Index. The Blended Index is comprised of the Russell 3000® Index (54%), the MSCI EAFE Index (net) (13%), the Barclays U.S. Aggregate Bond Index (25%) and the FTSE European Public Real Estate Association (“EPRA”)/National Association of Real Estate Investment Trusts (“NAREIT”) Developed Index (8%).

The Aggressive Growth Lifestyle Fund invests in a combination of funds, also known as ‘fund of funds’. The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection. Over the past twelve months, the Fund’s asset allocation was a positive contributor to performance. Fund selection on the other hand was a detractor from performance.

The Fund began the twelve month period with an overweight to both US equities and international equities, and underweights to both global real estate and fixed income. The first allocation shift during the twelve month period was a reduction of emerging market equity exposure to gain more access to developed markets (US, Europe, Japan). The Fund began reducing US equity exposure in November, and made a significant reduction in US equity exposure in favor of international equities in April. The twelve month period closed with a small overweight to US equities, a larger overweight to international equities, and underweights to both global real estate and fixed income.

The three Underlying Funds that provided the largest contribution to returns were Strategic Bond Fund, Small Cap Special Values Fund, and International Growth Fund. The three largest detractors from performance were Dividend Value Fund, Mid Cap Value Fund, and Mid Cap Growth Fund.

VALIC Company II Aggressive Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended August 31, 2014, the Aggressive Growth Lifestyle Fund returned 19.03% compared to 25.25% for the S&P 500® Index and 18.41% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Fund’s Blended Index consists of the Russell 3000® Index (54%), MSCI EAFE Index (net) (13%), the Barclays U.S. Aggregate Bond Index (25%) and the FTSE/EPRA NAREIT Developed Index (8%).

***	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The Index consists of 22 developed market country indices. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

****	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return
1 Year	5 Years	10 Years
19.03%	13.50%	9.19%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

VALIC Company II Capital Appreciation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with The Boston Company Asset Management, LLC

The Capital Appreciation Fund posted a return of 24.43% for the twelve-month period ended August 31, 2014, compared to a return of 26.29% for the Russell 1000® Growth Index.

Stock selection accounted for the underperformance, due mostly to poor selection within the industrials and consumer staples sectors. Sector allocation, however, was positive for the period, driven mostly by an overweight allocation to healthcare and an underweight allocation to telecommunication services.

Among individual holdings, Illumina, Inc., Under Armour, Inc. Class A., and Gilead Sciences, Inc. contributed the most to performance. The main detractors included LinkedIn Corp., Class A., Whole Foods Market, Inc., and PVH Corp.

For the year ended August 31, 2014, the Capital Appreciation Fund returned 24.43% compared to 26.29% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Return
1 Year	5 Years	10 Years
24.43%	16.82%	7.78%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

VALIC Company II Conservative Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve-months ended August 31, 2014, the Conservative Growth Lifestyle Fund returned 13.34%, compared to 25.25% for the S&P 500® Index and 11.38% for the Blended Index. The Blended Index is comprised of the Russell 3000® Index (24%), the MSCI EAFE Index (net) (8%), the Barclays U.S. Aggregate Bond Index (65%) and the FTSE European Public Real Estate Association (“EPRA”)/National Association of Real Estate Investment Trusts (“NAREIT”) Developed Index (3%).

The Fund invests in a combination of funds, also known as ‘fund of funds’. The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection. Over the past twelve months, asset allocation was a positive contributor to returns. Additionally, a modest positive contribution came from fund selection.

The Fund began the twelve month period with an overweight to both US equities and international equities, a neutral global real estate allocation, and an underweight to fixed income. US equity exposure was increased on a glide path to a peak in November. In December, the Fund began to move some allocations away from US equity toward international developed markets. That shift was accelerated in April. The twelve month period closed with an overweight to both US equities and international equities, a neutral global real estate allocation, and an underweight to fixed income.

The three Underlying Funds that provided the largest contribution to returns were Strategic Bond Fund, Core Bond Fund, and Capital Conservation Fund. The three largest detractors from performance were Dividend Value Fund, High Yield Bond Fund, and Mid Cap Index Fund.

VALIC Company II Conservative Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended August 31, 2014, the Conservative Growth Lifestyle Fund returned 13.34% compared to 25.25% for the S&P 500® Index and 11.38% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Fund’s Blended Index consists of the Russell 3000® Index (24%), MSCI EAFE Index (net) (8%), the Barclays U.S. Aggregate Bond Index (65%) and the FTSE EPRA/NAREIT Developed Index (3%).

***	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The Index consists of 22 developed market country indices. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

****	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return
1 Year	5 Years	10 Years
13.34%	10.22%	7.37%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

VALIC Company II Core Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Core Bond Fund posted a return of 6.44% for the twelve-month period ended August 31, 2014, compared to a return of 5.66% for the Barclays U.S. Aggregate Bond Index.

Sector selection benefitted the portfolio over the course of the year. Overweight allocations to basic industry, banking and communications sectors were the greatest contributors. Overweight allocations to the sovereign, cash and MBS 30 yr. sectors detracted from performance.

Security selection was the primary source of excess returns during the year. Selections made in the banking and communications sectors were the largest contributors. Conversely, selections in the MBS 30yr and MBS 15 yr. sectors were the largest detractors.

Top performing securities included Citigroup, Inc. 5.88% due 02/22/2033, Verizon Communications, Inc. 6.40% due 09/15/2033 and Rabobank 5.75% due 12/01/2043. Amongst the largest detractors on a relative basis were Green Field Energy Services, Inc. 13.25% due 11/15/2016, Bolivarian Republic of Venezuela 11.95% due 08/05/2031 and Telecom Italia Capital SA 7.18% due 06/18/2019.

The Fund’s longer duration position versus its benchmark contributed positively during the year as longer term interest rates declined.

For the year ended August 31, 2014, the Core Bond Fund returned 6.44% compared to 5.66% for the Barclays U.S. Aggregate Bond Index.

*	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Average Annual Total Return
1 Year	5 Years	10 Years
6.44%	5.97%	4.94%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

VALIC Company II High Yield Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Wellington Management Company, LLP

The High Yield Bond Fund posted a return of 9.10% for the twelve-month period ended August 31, 2014, compared to its benchmark, the Citigroup High-Yield Market Index, which returned 10.15%.

At the end of August, the credit spread (yield over treasuries) on the Citigroup High-Yield Market Index was 403 basis points over Treasuries, tightening 85 basis points during the twelve month period ended August 31, 2014. During the period, the best performing sectors of the Citigroup High-Yield Market Index were paper & forest products, broadcast/outdoor, and airlines. The worst performing sectors were wireless, gaming, and restaurants.

Security selection contributed to relative performance, while sector allocation detracted from relative performance of the Fund over the 12-month period. Security selection was strong in the financial services and home construction sectors. These results were partially offset by weak security selection in the media non-cable and energy sectors. In terms of sector allocation, an overweight to the wireless sector and a modest cash position in a rising market detracted from performance. During the period, quality segment performance was mixed. An underweight allocation to BB-rated loans detracted from relative performance, as higher quality loans outperformed their lower quality counterparts.

Top individual contributors included First Data Holdings, Inc. 14.50% due 09/24/2019, Transeastern Properties, Inc. 12.25% due 07/31/2013 and Texas Competitive Electric Holdings Co. LLC 4.46% due 10/10/2017. Among the largest detractors were NII Capital Corp. 8.88% due 12/15/2019, Intelsat SA 5.75% due 05/01/2016 and Savient Pharmaceuticals, Inc. 4.75% due 02/01/2018.

For the year ended August 31, 2014, the High Yield Bond Fund returned 9.10% compared to 10.15% for the Citigroup High-Yield Market Index.

*	The Citigroup High-Yield Market Index measures the performance of below investment grade debt issued by corporations domiciled in the U.S or Canada. All of the bonds in such index are publicly placed, have a fixed coupon, and are nonconvertible.

Average Annual Total Return
1 Year	5 Years	10 Years
9.10%	10.50%	7.08%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

VALIC Company II International Opportunities Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The International Opportunities Fund posted a return of 13.88% for the twelve-month period ended August 31, 2014, compared to a return of 18.68% for the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, and Far East (“EAFE”) Small Cap Index (net).

A discussion with Massachusetts Financial Services Company – regarding their portion of the Fund (the “portfolio”)

During the period, the portfolio underperformed the Fund benchmark.

Stock selection within the industrial goods & services sector hindered results relative to the benchmark. Stock selection in both the financial services and the special products and services sectors were additional large detractors from relative performance.

Significant individual detractors included positions in Croda International PLC and VTech Holdings, Ltd. Not owning Vestas Wind Systems also detracted from relative results.

The combination of stock selection and an underweight position in the leisure sector benefited relative performance. Additional strong contributors included stock selection in both the utilities and communications and the health care sectors.

During the reporting period, the portfolio’s relative currency exposure, resulting primarily from differences between the portfolio’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, also contributed to relative performance.

Individual holdings Federal Bank Ltd., Next PLC, and Bunzl PLC were sizeable contributors to relative returns.

A discussion with UBS Global Asset Management, Inc. – regarding their portion of the Fund (the “portfolio”)

During the period, the portfolio underperformed the Fund benchmark.

Stock selection within financials, industrials, and information technology were key detractors from performance from a sector perspective. Overall sector allocation weighed on relative performance as well. From a country basis, stock selection within Japan was a large detractor. Selection in Denmark and Germany also weighed on performance during the period. Key individual detractors included Kobe Steel, Ltd., Cosmos Pharmaceutical Corp., and Tadano, Ltd.

Stock selection in energy, consumer staples, and health care contributed positively to performance over the time period. From a country perspective, an allocation to non-benchmark country Canada was a strong contributor. Stock selection within Ireland and Norway also boosted performance. Key individual contributors included Jazz Pharmaceuticals PLC, Shimizu Corp., and Parex Resources, Inc.

For the year ended August 31, 2014, the International Opportunities Fund returned 13.88% compared to 18.68% for the MSCI EAFE Small Cap Index (net).

*	The MSCI EAFE Small Cap Index (net) is an unmanaged index considered representative of small-cap stocks of Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Average Annual Total Return
1 Year	5 Years	10 Years
13.88%	8.86%	7.71%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

VALIC Company II Large Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Large Cap Value Fund posted a return of 22.55% for the twelve-month period ended August 31, 2014, compared to a return of 24.43% for the Russell 1000® Value Index.

A discussion with Janus Capital Management, LLC and Perkins Investment Management, LLC – regarding their portion of the Fund (the “portfolio”)

During the period, the portfolio underperformed the Fund’s benchmark.

Over the twelve-month period, stock selection within information technology and consumer discretionary and a significant cash weighting detracted the most from relative performance.

Stock selection in energy was a significant contributor. An overweight in information technology and an underweight in utilities also added to relative performance.

Individually, Jacobs Engineering Group, Inc. detracted the most from performance, followed by Ensco PLC, Class A and Exelon Corp. Jacobs Engineering and Ensco remained in the portfolio at the end of the period, but the Exelon position was liquidated.

Merck & Co. Inc. and McKesson Corp. were top performers, followed by General Dynamics Corp.

A discussion with The Boston Company Asset Management, LLC – regarding their portion of the Fund (the “portfolio”)

During the period, the portfolio outperformed the Fund’s benchmark.

Over the twelve-month period, stock selection was especially strong in financials, utilities, and consumer staples for the portfolio and added to performance. An overweight in information technology and underweights in telecommunication services and utilities also added to performance.

Stock selection in the consumer discretionary, information technology and health care sectors were detractors from relative performance.

Top individual contributors included McKesson Corp., Delta Air Lines Inc., and Ameriprise Financial, Inc.

The major individual detractors were Cisco Systems Inc., PVH Corp., and the portfolio’s lack of exposure to Intel Corp.

For the year ended August 31, 2014, the Large Cap Value Fund returned 22.55% as compared to 24.43% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Return
1 Year	5 Years	10 Years
22.55%	14.92%	7.10%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

VALIC Company II Mid Cap Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Growth Fund posted a return of 13.86% for the twelve-month period ended August 31, 2014, compared to a return of 23.67% for the Russell Midcap® Growth Index.

A discussion with Wells Capital Management, Inc.

Effective December 9, 2013, Wells Capital Management became the sub-adviser to the Fund.

For the period December 9, 2013, to August 31, 2014, the Mid Cap Growth Fund underperformed the Russell Midcap® Growth Index.

Stock selection was the main driver behind the underperformance. Among individual holdings, Salix Pharmaceuticals, Ltd., United Rentals, Inc., and Under Armour, Inc. contributed the most to performance. DigitalGlobe, Inc., Intercontinental Exchange, Inc., and Lumber Liquidators Holdings, Inc. detracted from overall performance.

On a relative basis, overweight allocations in healthcare and telecom services contributed to performance. Information technology, consumer discretionary, industrials and financials were the largest relative detracting sectors for the portfolio due to stock selection.

A discussion with Columbia Management Advisors, LLC

Effective December 9, 2013 Columbia Asset Management ceased to be a sub-adviser to the Fund.

For the period beginning September 1, 2013, and ending December 9, 2013, the Fund underperformed it’s benchmark, the Russell Midcap® Growth Index.

Both sector allocation (predominately consumer, industrials and utilities) and stock selection (mostly within the healthcare sector) contributed to the underperformance of the Fund.

Among individual holdings, Delta Air Lines, Inc., Constellation Brands, Inc., and Pandora Media, Inc. contributed the most to performance. Detractors included: ARIAD Pharmaceuticals, Inc., CommVault Systems, Inc., and Catamaran Corp.

For the year ended August 31, 2014, the Mid Cap Growth Fund returned 13.86% compared to 23.67% for the Russell Midcap® Growth Index.

*

The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and high forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Average Annual Total Return
1 Year	5 Years	10 Years
13.86%	14.23%	8.51%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

VALIC Company II Mid Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Value Fund posted a return of 23.97% for the twelve-month period ended August 31, 2014, compared to a return of 27.20% for the Russell Midcap® Value Index.

A discussion with Wellington Management Company, LLP – regarding their portion of the Fund (the “portfolio”)

During the period, the portfolio underperformed the Fund benchmark.

Overall, stock selection detracted from relative performance. Strong stock selection in the information technology and utilities sectors was offset by weak selection in the energy, consumer discretionary, and health care sectors. Sector allocation contributed to relative results, aided by an overweight to the information technology sector and underweights to the utilities and financials sectors.

Top individual relative detractors included Cobalt International Energy, Inc. and GNC Holdings, Inc. The decision not to hold Micron Technology, an Index component and significant performer during the period, also detracted from relative performance. Top relative individual contributors to performance included Avago Technologies, LTD, Skyworks Solutions, Inc. and NXP Semiconductor NV.

A discussion with Tocqueville Asset Management, LP – regarding their portion of the Fund (the “portfolio”)

During the period, the portfolio significantly underperformed the Fund benchmark.

Relative to the benchmark index, the portfolio’s lack of exposure to the health care sector was a negative, as it was among the top performing sectors during the fiscal year. Also, the portfolio’s cash position hindered performance. Other detractors included stock selection in the consumer discretionary, financials, and industrials sectors.

Some of the highest contributions to performance came from a significant underweight to financials, a heavy overweight to industrials, and a minimal exposure to the utilities sector.

The largest positive individual contributors to the portfolio’s performance during the year included PolyOne Corp., Fairchild Semiconductor International, Inc., and Dover Corp. The largest detractors included Molycorp, Inc., Knowles Corp., and Brady Corp., Class A.

A discussion with Robeco Investment Management, Inc. – regarding their portion of the Fund (the “portfolio”)

During the period, the portfolio outperformed the Fund benchmark, due to both security selection and sector allocation. Stock selection outperformance was led by consumer services, consumer non-durables, and capital goods sectors.

A lack of exposure to the strong performing transportation sector was the largest area of weakness for the period. Stock selection in technology and energy were other significant detractors.

Notable individual contributors included McKesson Corp. (healthcare sector), Lear Corp. (consumer durables), and Constellation Brands, Inc. Class A (consumer non-durables). Some of the largest individual detractors from performance included not owning strong performers Micron Technology (technology), Forest Laboratories Inc. (healthcare), and Alcoa Inc. (basic industries).

VALIC Company II Mid Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended August 31, 2014, the Mid Cap Value Fund returned 23.97% compared to 27.20% for the Russell Midcap® Value Index.

*

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market.

Average Annual Total Return
1 Year	5 Years	10 Years
23.97%	16.74%	9.67%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

VALIC Company II Moderate Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve-months ended August 31, 2014, the Moderate Growth Lifestyle Fund returned 16.46%, compared to 25.25% for the S&P 500® Index and 14.92% for the Blended Index. The Blended Index is comprised of the Russell 3000® Index (40%), the MSCI EAFE Index (net) (10%), the Barclays U.S. Aggregate Bond Index (45%) and the FTSE European Public Real Estate Association (“EPRA”)/National Association of Real Estate Investment Trusts (“NAREIT”) Developed Index (5%).

The Fund invests in a combination of funds, also known as ‘fund of funds’. The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection. Over the past twelve months, asset allocation was a positive contributor. Fund selection on the other hand produced a modest detraction from returns.

The Fund began the twelve month period with an overweight to both US equities and international equities, a slight underweight in global real estate, and an underweight to fixed income. A shift was made in September to significantly reduce the Fund’s allocation to emerging markets in favor of international developed market equities and growth-oriented bonds. In April, the US equity exposure was reduced in favor of international equities. The twelve month period closed with an overweight to both US equities and international equities, a slight underweight in global real estate, and an underweight to fixed income.

The three Underlying Funds that provided the largest contribution to returns were Strategic Bond Fund, Core Bond Fund, and Small Cap Special Values Fund. The three largest detractors from performance were Dividend Value Fund, Mid Cap Value Fund, and Mid Cap Growth Fund.

VALIC Company II Moderate Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended August 31, 2014, the Moderate Growth Lifestyle Fund returned 16.46% compared to 25.25% for the S&P 500® Index and 14.92% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the Russell 3000® Index (40%), MSCI EAFE Index (net) (10%), the Barclays U.S. Aggregate Bond Index (45%) and the FTSE EPRA/NAREIT Developed Index (5%).

***	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The Index consists of 22 developed market country indices. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

****	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return
1 Year	5 Years	10 Years
16.46%	12.06%	8.37%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

VALIC Company II Money Market II Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Money Market II Fund posted a return of 0.01% for the twelve-month period ended August 31, 2014, compared to a return of 0.04% for the Citigroup 3 month Treasury Bill Index.

The Federal Open Market Committee (FOMC) maintained a Fed Funds target rate of 0.00% to 0.25% throughout the twelve-month period ended August 31, 2014. Information received since the Federal Open Market Committee met in June indicates that growth in economic activity rebounded in the second quarter. Labor market conditions improved, with the unemployment rate declining further. However, a range of labor market indicators suggests that there remains significant underutilization of labor resources. Household spending appears to be rising moderately and business fixed investment is advancing, while the recovery in the housing sector remains slow. Fiscal policy is restraining economic growth, although the extent of restraint is diminishing. Inflation has moved somewhat closer to the Committee’s longer-run objective. Longer-term inflation expectations have remained stable. When the Committee decides to begin to remove policy accommodation, it is expected to take a balanced approach consistent with its longer-run goals of maximum employment and inflation of 2 percent.

Security selection was the primary driver of performance relative to the benchmark. Sector selection was flat relative to the benchmark index. The Fund maintained an approximate 48% weight in US government securities and 2% weight in cash equivalents. The remainder of the Fund composition was certificates of deposit (CD) , Yankee CD’s, commercial paper, and corporate bonds.

Average Annual Total Return
1 Year	5 Years	10 Years
0.01%	0.01%	1.48%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

VALIC Company II Small Cap Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with J.P. Morgan Investment Management, Inc.

The Small Cap Growth Fund posted a return of 10.33% for the twelve-month period ended August 31, 2014, compared to a return of 17.30% for the Russell 2000® Growth Index.

Stock selection was the primary driver of underperformance during the period. Stock selection in the technology and consumer discretionary sectors detracted from performance, while stock selection in the producer durables and health care sectors contributed to performance. Sector allocation was slightly negative for the period, due mostly to the underweight exposure to the materials and consumer staples sectors as well as an overweight allocation to the technology sector.

At the stock level, the Fund’s biggest contributors to performance were positions in Puma Biotechnology Inc., Spirit Airlines, Inc., and Envestnet Inc. The Fund’s largest detractors were positions in Gigamon, Inc., Rally Software Dev Corp., and Reachlocal, Inc.

For the year ended August 31, 2014, the Small Cap Growth Fund returned 10.33% compared to 17.30% for the Russell 2000® Growth Index.

*	The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Return
1 Year	5 Years	10 Years
10.33%	17.75%	8.36%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

VALIC Company II Small Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Small Cap Value Fund posted a return of 18.39% for the twelve-month period ended August 31, 2014, compared to a return of 18.10% for the Russell 2000® Value Index.

A discussion with J.P. Morgan Investment Management Inc. – regarding their portion of the Fund (the “portfolio”)

During the period, the portfolio outperformed the Fund benchmark.

Strong stock selection in the semiconductors, basic materials, and telecommunications sectors contributed the most to results. Alternatively, stock selection in the consumer cyclicals, finance, and retail sectors significantly detracted from performance.

Sector weightings were kept close to those of the benchmark, but sector allocation still added modestly to performance.

At the individual stock level, positions in Rite Aid Corp., a retail drugstore chain in the U.S., Penn Virginia Corp., an independent oil and gas company, and electronics manufacturer Spansion, Inc. were the largest contributors.

Large individual detractors from performance included Forest Oil Corp., an independent oil and gas company, Ocwen Financial Corp., a financial services holding company, and hhgregg, Inc., a specialty retailer.

A discussion with Metropolitan West Capital Management, LLC. – regarding their portion of the Fund (the “portfolio”)

During the period, the portfolio outperformed the Fund benchmark.

During the period, security selection accounted for a majority of the outperformance. Sector weightings also enhanced relative performance.

Stock selection in the industrials, financials and information technology sectors added the most value relative to the Russell 2000® Value Index. Top individual contributors included industrials holding AerCap Holdings N.V., financials position Jones Lang LaSalle Inc., and VeriFone Systems, Inc. in the information technology sector.

Security selection in consumer staples, consumer discretionary, and energy subtracted the most value relative to the benchmark. Large individual detractors included consumer discretionary holding DSW Inc. Class A, energy position Energy XXI (Bermuda) Limited, and Jabil Circuit Inc., in information technology.

For the year ended August 31, 2014, the Small Cap Value Fund returned 18.39% compared to 18.10% for the Russell 2000® Value Index.

*	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Return
1 Year	5 Years	10 Years
18.39%	15.61%	8.30%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

VALIC Company II Socially Responsible Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Socially Responsible Fund posted a return of 26.82% for the twelve-month period ended August 31, 2014, compared to its benchmark, the S&P 500® Index, which returned 25.25%.

The Socially Responsible Fund is passively managed to track the S&P 500® Index, while investing in socially compliant companies. In addition to the social screening, there will be performance discrepancies due to trading, cash, and pricing effects. The Fund’s social criteria screen eliminates companies that participate in the alcohol, firearms, gambling, tobacco, nuclear power, weapons, labor/employee relations and environmental performance industries.

Stock selection was the primary cause of outperformance during the fiscal period, and was positive in nine out of the ten S&P 500® industry groups, particularly among consumer discretionary, healthcare, and technology companies. Underweight exposure to the energy group had a beneficial impact as well. Gains were offset, however, by sector investments among materials companies.

Several technology stocks assisted performance during the fiscal period, particularly Apple Inc., Microsoft Corp., Google Inc., Class A, and Intel Corp. Johnson and Johnson, the pharmaceutical company, rounded out the list of top contributors during the fiscal period. Primary detractors included Deere & Company, Whole Foods Market, Inc., Coach, Inc., BB&T Corporation, and Avon Products, Inc.

For the year ended August 31, 2014, the Socially Responsible Fund returned 26.82% compared to 25.25% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Return
1 Year	5 Years	10 Years
26.82%	17.40%	8.50%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

VALIC Company II Strategic Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Strategic Bond Fund posted a return of 9.89% for the twelve-month period ended August 31, 2014, compared to its benchmark, the Barclays U.S. Aggregate Bond Index, which returned 5.66%.

Sector selection benefitted the portfolio over the course of the year. Overweight allocations to sovereign debt as well as basic industry and communications sectors were the greatest contributors. The Fund also benefitted from an underweight allocation to treasury securities as non-treasury “spread sectors” outperformed.

Security selection was the primary source of excess returns during the year. Selections made among sovereign debt as well as in banking, communications, consumer non-cyclical and basic industry sectors were the largest contributors.

Top performing securities included Argentina 8.28% due 12/31/2033, Italy 5.00% due 03/01/2022 and Linn Energy, LLC 6.25% due 11/01/2019. Amongst the largest detractors on a relative basis were Green Field Energy Services, Inc. 13.25% due 11/15/2016, Harrah’s Operating Co. 10.75% due 02/01/2016 and Global A&T Electronics 10.00% due 02/01/2019.

A longer duration position versus the benchmark also contributed positively during the year as longer term interest rates declined.

For the year ended August 31, 2014, the Strategic Bond Fund returned 9.89% compared to 5.66% for the Barclays U.S. Aggregate Bond Index.

*	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Average Annual Total Return
1 Year	5 Years	10 Years
9.89%	8.02%	6.69%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (unaudited)

Filed under Rule 497(e)

SUNAMERICA SERIES TRUST

VALIC COMPANY I

VALIC COMPANY II

(the “Funds”)

SUPPLEMENT DATED MARCH 3, 2014 TO THE

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

The following provides notification of the name change for the distributor of the Funds:

Effective February 28, 2014, SunAmerica Capital Services, Inc. (“SACS”) will change its name to AIG Capital Services, Inc. All references to SunAmerica Capital Services, Inc. and SACS will be replaced with AIG Capital Services, Inc. in Prospectuses and Statements of Additional Information.

Filed under Rule 497(e)

Registration No. 333-53589

VALIC COMPANY II

Supplement to the Prospectus

dated January 1, 2014, as supplemented to date

Small Cap Growth Fund.

Effective immediately, in the Fund Summary in the Investment Adviser section, the chart is revised with respect to J.P. Morgan Investment Management Inc. The portfolio management disclosure pertaining to Mr. Christopher M.V. Jones is hereby deleted in its entirety.

Please retain this supplement for future reference.

Date: May 9, 2014

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (unaudited) — (continued)

Filed under Rule 497(e)

Registration No. 333-53589

VALIC COMPANY II

Supplement to the Prospectus

dated January 1, 2014, as supplemented to date

Effective immediately, in the section titled “FUND SUMMARY” for the Socially Responsible Fund under the heading “Investment Adviser,” the portfolio manager disclosure for SunAmerica Asset Management, LLC (“SAAMCo”) is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

In the section titled “MANAGEMENT,” the last paragraph of the portfolio management disclosure for SAAMCo is deleted in its entirety and replaced with the following:

The Socially Responsible Fund is managed by a team consisting of Timothy Campion, Kara Murphy and Andrew Sheridan, with Mr. Campion serving as team leader. Mr. Campion is a Vice President, Portfolio Manager and Quantitative Analyst at SAAMCo. He is responsible for the management and trading of a wide variety of domestic equity index funds. Mr. Campion joined SAAMCo in 2012. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge Investments LLC since 1999. Ms. Murphy is the Chief Investment Officer of SAAMCo. Previously, Ms. Murphy was the Director of Research and a senior research analyst covering the financial sector. Before joining SAAMCo, Ms. Murphy held research positions at Chilton Investment Company and Morgan Stanley Investment Management. Her investment experience dates from 2000. Mr. Sheridan, the Vice President, Portfolio Manager and Senior Research Analyst, joined SAAMCo in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SAAMCo research team, covering the technology industry.

Please retain this supplement for future reference.

Dated: October 27, 2014

VALIC Company II

BOARD OF TRUSTEES

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUBADVISERS

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

Janus Capital Management, LLC

151 Detroit Street

Denver, Colorado 80206

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, MA 02199

Metropolitan West Capital Management, LLC

610 Newport Center Drive, Suite 100

Newport Beach, CA 92660

PineBridge Investments, LLC

399 Park Avenue

New York, New York 10022

Robeco Investment Management, Inc.

909 Third Avenue, 32nd Floor

New York, New York 10022

SunAmerica Asset Management, LLC

Haborside Financial Center

3200 Plaza 5

Jersey City, New Jersey 07311

The Boston Company Asset Management, LLC

BNY Mellon Center

201 Washington St.

Boston, Massachusetts 02108

Tocqueville Asset Management LP

40 West 57th Street, 19th Floor

New York, New York 10019

UBS Global Asset Management (Americas), Inc.

1285 Avenue of the Americas

New York, NY 10019

Wellington Management Co., LLP

280 Congress Street

Boston, Massachusetts 02210

Wells Capital Management, Inc.

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, Texas 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

Kurt Bernlohr,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Nori L. Gabert,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Katherine Stoner,

Vice President and Chief Compliance Officer

Thomas M. Ward,

Vice President

John E. Smith Jr,

Assistant Treasurer

Shawn Parry,

Assistant Treasurer

Louis O. Ducote II,

Assistant Secretary

Shana L. Walker,

Assistant Secretary

Matthew J. Hackethal,

Anti-Money Laundering Compliance Officer

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

VC II is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC II’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

A description of the policies and procedures that VC II uses to determine how to vote proxies related to securities held in the Fund’s portfolios, which is available in VC II’s Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

Information regarding how VC II voted proxies relating to securities held in the VC II Funds portfolios during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners investing in VC II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

Go paperless Sign up for Personal Deliver-e today! CLICK VALIC.com CALL 1-800-448-2542 VISIT your VALIC financial advisor

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Sign up for Personal Deliver-e® to get:

Convenience. See your account statements, certain regulatory documents and transaction confirmations online, print as you wish. Days faster than paper delivery through the mail.

Security. Password-protected documents online are more secure than paper.

Eco-friendly delivery. Less paper, less waste. One more way that together we can make a difference.

Ready to go paperless?

>  Visit our website at VALIC.com

•Select “Access Your Account” under Links to Login

•Follow the registration instructions

>  You can also enroll by contacting our Client Care Center at 1-800-448-2542

We know privacy is important to you, so please be assured that your e-mail address and other information you share with us is kept private and never sold. Review our Privacy Policy online for more information.

Securities and investment advisory services are offered by VALIC Financial Advisors, Inc., member FINRA and an SEC-registered investment advisor.

VALIC represents The Variable Annuity Life Insurance Company and its subsidiaries, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company.

Copyright © The Variable Annuity Life Insurance Company. All rights reserved. VC 10855 (12/2010) 79619 EE

VALIC Online — Account Access

You will need to create an online security profile with a unique user ID and password. With your PIN, you can also access your account via the 24-hour VALIC automated phone line at 1-800-448-2542.

Manage your account online!

>  Print and download account transaction confirmations and tax statements

>  View transaction history and download it to Quicken using Direct ConnectSM

>  Use the Account Aggregation feature to display information from other accounts in addition to your VALIC accounts

>  Easily manage your personal profile to update your contact information (phone, address, email), update your beneficiaries, reset your password, and more

With VALIC Online you can initiate account transactions including:

>  Allocation changes

>  Transfer money among investment options

>  Rebalance account to your desired allocation mix

>  Change contributions

Start exploring VALIC Online today!
> Visit VALIC.com > Click “Register for online access” > Click “Register for individual access,” and follow the steps to create a security profile

PersonalDeliver-e®enrollment is easy!

>  Go to VALIC.com and log in

>  Select “My profile” on the right side of the “My summary” page

>  Click on “Email delivery” on the right side of the “My profile” page

>  Complete the last three steps on the “PersonalDeliver-e®” page

>  You can also enroll by contacting our Client Care Center at 1-800-448-2542

Easy and secure
Sign up for PersonalDeliver-e® today!

Please note:

The email notification will apply only to certain VALIC annuity contracts. This feature is provided by VALIC free of charge, though you may have to pay Internet service provider fees to access the Internet or to receive emails.

CLICK VALIC.com CALL 1-800-448-2542 VISIT your VALIC financial advisor

Sign up today at VALIC.com

We know privacy is important to you, so please be assured that your email address and other information you share with us is kept private and never sold. Review our Privacy Policy online for more information.

Annuity contracts are issued by The Variable Annuity Life Insurance Company and distributed by its affiliate, AIG Capital Services, Inc., member FINRA.

VALIC represents The Variable Annuity Life Insurance Company and its subsidiaries, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company.
Copyright © The Variable Annuity Life Insurance Company. All rights reserved. VC 23800 (06/2014) J93566 EE

VALIC Company II P.O. Box 3206 Houston, TX 77253-3206	PRST STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 11288 (08/2014) J74500

Item 2.	Code of Ethics.

VALIC Company II (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2014, there were no reportable amendments, waivers, or implicit waivers to a provision of the Code of Ethics that applies to the registrant’s Principle Executive and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Thomas J. Brown, the Chairman of the registrant’s Audit Committee, qualifies as an audit committee financial expert, as defined in instructions to Item 3(b) of Form N-CSR. Mr. Brown is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2013	2014
(a) Audit Fees	$367,690	$382,400
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2013	2014
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$168,700	$370,415

All other fees are for professional services rendered by the registrant’s principal accountant for services associated with issuing a SSAE16 report and Third Party Assurance report.

(e) (1)

The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

(2)	No services included in (b) - (d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2013 and 2014 were $206,540 and $542,947, respectively.

(h)	Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: November 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: November 7, 2014

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: November 7, 2014